UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1:	Schedule of Investments

Vanguard 500 Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks(99.7%)

Consumer Discretionary (9.2%)
* Comcast Corp. Class A	29,202,053	706,106
Time Warner, Inc.	35,329,651	648,652
The Walt Disney Co.	18,387,346	632,341
McDonald's Corp.	11,260,672	613,369
Home Depot, Inc.	15,981,179	518,429
Target Corp.	8,031,258	510,547
News Corp., Class A	21,959,325	482,886
Lowe's Cos., Inc.	14,007,509	392,490
* Amazon.com, Inc.	2,895,244	269,692
* Viacom Inc. Class B	6,428,250	250,509
Johnson Controls, Inc.	1,861,015	219,804
NIKE, Inc. Class B	3,662,749	214,857
CBS Corp.	6,416,954	202,134
Carnival Corp.	4,172,907	202,094
General Motors Corp.	5,336,070	195,834
* Starbucks Corp.	6,986,951	183,058
* DIRECTV Group, Inc.	7,267,343	176,451
Best Buy Co., Inc.	3,818,395	175,723
Clear Channel Communications, Inc.	4,681,794	175,286
* Kohl's Corp.	3,043,094	174,461
Hilton Hotels Corp.	3,673,719	170,791
* Ford Motor Co.	19,890,610	168,871
Yum! Brands, Inc.	4,937,318	167,029
* Coach, Inc.	3,498,290	165,364
The McGraw-Hill Cos., Inc.	3,237,118	164,802
Harrah's Entertainment, Inc.	1,759,660	152,967
Omnicom Group Inc.	3,118,127	149,951
Staples, Inc.	6,741,675	144,879
International Game Technology	3,133,536	135,055
J.C. Penney Co., Inc. (Holding Co.)	2,120,613	134,383
Macy's Inc.	4,106,949	132,737
Marriott International, Inc. Class A	3,027,285	131,596
TJX Cos., Inc.	4,287,681	124,643
Starwood Hotels & Resorts Worldwide, Inc.	2,027,600	123,177
Fortune Brands, Inc.	1,439,857	117,334
Harley-Davidson, Inc.	2,427,750	112,186
Gannett Co., Inc.	2,211,946	96,662
*^ Sears Holdings Corp.	727,498	92,538
* Bed Bath & Beyond, Inc.	2,581,673	88,087
Nordstrom, Inc.	1,873,973	87,871
Mattel, Inc.	3,707,530	86,979
The Gap, Inc.	4,688,418	86,454
Genuine Parts Co.	1,605,898	80,295
* Apollo Group, Inc. Class A	1,319,054	79,341
Newell Rubbermaid, Inc.	2,628,877	75,764
Eastman Kodak Co.	2,711,710	72,565
Limited Brands, Inc.	3,020,475	69,139
VF Corp.	839,791	67,813
Sherwin-Williams Co.	1,031,792	67,799
Tiffany & Co.	1,288,837	67,471
Abercrombie & Fitch Co.	832,935	67,218
Whirlpool Corp.	743,813	66,274
H & R Block, Inc.	3,043,854	64,469
* The Goodyear Tire & Rubber Co.	1,944,531	59,133
Wyndham Worldwide Corp.	1,720,514	56,364
Darden Restaurants Inc.	1,334,285	55,853
* Office Depot, Inc.	2,606,126	53,738
* IAC/InterActiveCorp	1,809,948	53,701
Harman International Industries, Inc.	614,422	53,160
* AutoZone Inc.	450,862	52,363
Black & Decker Corp.	622,658	51,867
* Interpublic Group of Cos., Inc.	4,425,317	45,935
Polo Ralph Lauren Corp.	578,355	44,967
The Stanley Works	787,019	44,175
Hasbro, Inc.	1,502,224	41,882
Family Dollar Stores, Inc.	1,422,460	37,781
Dow Jones & Co., Inc.	616,361	36,797
E.W. Scripps Co. Class A	850,330	35,714
Liz Claiborne, Inc.	986,601	33,870
D. R. Horton, Inc.	2,579,144	33,039
Leggett & Platt, Inc.	1,665,772	31,916
* Big Lots Inc.	1,032,582	30,812
Centex Corp.	1,127,309	29,953
Lennar Corp. Class A	1,314,092	29,764
Wendy's International, Inc.	823,511	28,749
Pulte Homes, Inc.	2,005,134	27,290
Snap-On Inc.	547,145	27,106
^ New York Times Co. Class A	1,357,097	26,816
RadioShack Corp.	1,278,642	26,417
* AutoNation, Inc.	1,425,954	25,268
OfficeMax, Inc.	711,110	24,370
Tribune Co.	786,948	21,499
Meredith Corp.	365,817	20,961
Brunswick Corp.	851,917	19,475
Jones Apparel Group, Inc.	885,207	18,704
^ KB Home	721,769	18,088
Circuit City Stores, Inc.	1,596,572	12,629
Dillard's Inc.	574,363	12,538
* Expedia, Inc.	338,018	10,776
* Comcast Corp. Special Class A	150,777	3,613
* Viacom Inc. Class A	71,693	2,792
CBS Corp. Class A	71,693	2,259
News Corp., Class B	9,800	229

		11,799,590

Consumer Staples (9.5%)
The Procter & Gamble Co.	29,564,525	2,079,569
Altria Group, Inc.	19,943,799	1,386,692
PepsiCo, Inc.	15,307,227	1,121,407
The Coca-Cola Co.	18,849,265	1,083,267
Wal-Mart Stores, Inc.	22,738,881	992,552
CVS/Caremark Corp.	14,029,406	555,985
Kraft Foods Inc.	14,936,947	515,474
Walgreen Co.	9,439,903	445,941
Anheuser-Busch Cos., Inc.	7,100,975	354,978
Colgate-Palmolive Co.	4,824,468	344,081
Kimberly-Clark Corp.	4,023,218	282,671
Costco Wholesale Corp.	4,148,791	254,611
Sysco Corp.	5,828,692	207,443
Archer-Daniels-Midland Co.	6,156,676	203,663
The Kroger Co.	6,677,457	190,441
General Mills, Inc.	3,128,036	181,457
Avon Products, Inc.	4,136,655	155,249
H.J. Heinz Co.	3,062,028	141,466
Kellogg Co.	2,513,620	140,763
Safeway, Inc.	4,162,519	137,821
ConAgra Foods, Inc.	4,694,988	122,680
Sara Lee Corp.	6,924,180	115,565
Wm. Wrigley Jr. Co.	1,616,217	103,810
Reynolds American Inc.	1,613,361	102,594
The Clorox Co.	1,304,958	79,589
Campbell Soup Co.	2,128,918	78,770
SuperValu Inc.	1,958,768	76,412
The Hershey Co.	1,615,883	74,993
UST, Inc.	1,510,777	74,935
Whole Foods Market, Inc.	1,334,240	65,324
Molson Coors Brewing Co. Class B	645,785	64,365
Coca-Cola Enterprises, Inc.	2,632,639	63,763
Brown-Forman Corp. Class B	819,275	61,372
The Pepsi Bottling Group, Inc.	1,327,470	49,342
The Estee Lauder Cos. Inc. Class A	1,113,552	47,281
Tyson Foods, Inc.	2,605,998	46,517
McCormick & Co., Inc.	1,227,627	44,158
* Constellation Brands, Inc. Class A	1,823,301	44,142
Dean Foods Co.	1,226,993	31,386
Wm. Wrigley Jr. Co. Class B	415,980	26,460

		12,148,989

Energy (11.7%)
ExxonMobil Corp.	52,542,709	4,863,353
Chevron Corp.	20,194,852	1,889,834
ConocoPhillips Co.	15,415,642	1,353,031
Schlumberger Ltd.	11,293,100	1,185,776
Occidental Petroleum Corp.	7,864,583	503,962
Marathon Oil Corp.	6,468,226	368,818
Valero Energy Corp.	5,246,709	352,474
Devon Energy Corp.	4,195,537	349,069
Halliburton Co.	8,432,965	323,826
* Transocean Inc.	2,740,564	309,821
Apache Corp.	3,123,480	281,301
Baker Hughes, Inc.	3,021,393	273,043
* National Oilwell Varco Inc.	1,675,303	242,081
Anadarko Petroleum Corp.	4,375,798	235,199
XTO Energy, Inc.	3,615,893	223,607
* Weatherford International Ltd.	3,181,482	213,732
Williams Cos., Inc.	5,648,471	192,387
Hess Corp.	2,620,912	174,369
EOG Resources, Inc.	2,307,077	166,871
Spectra Energy Corp.	5,955,524	145,791
Chesapeake Energy Corp.	3,859,561	136,088
Smith International, Inc.	1,889,610	134,918
Murphy Oil Corp.	1,773,187	123,928
Noble Corp.	2,526,065	123,903
Peabody Energy Corp.	2,497,512	119,556
El Paso Corp.	6,600,388	112,009
* Nabors Industries, Inc.	2,653,584	81,651
Sunoco, Inc.	1,144,702	81,022
CONSOL Energy, Inc.	1,717,011	80,013
ENSCO International, Inc.	1,405,243	78,834
BJ Services Co.	2,764,936	73,409
Tesoro Corp.	1,294,661	59,580
Rowan Cos., Inc.	1,044,301	38,201

		14,891,457

Financials (19.8%)
Citigroup, Inc.	47,126,688	2,199,403
Bank of America Corp.	42,037,503	2,113,225
American International Group, Inc.	24,293,792	1,643,475
JPMorgan Chase & Co.	32,057,480	1,468,874
Wells Fargo & Co.	31,664,955	1,127,906
Wachovia Corp.	18,046,740	905,044
The Goldman Sachs Group, Inc.	3,852,761	835,047
American Express Co.	11,211,026	665,599
Morgan Stanley	9,940,708	626,265
Merrill Lynch & Co., Inc.	8,165,262	582,020
Fannie Mae	9,222,045	560,793
U.S. Bancorp	16,399,741	533,484
MetLife, Inc.	7,037,660	490,736
Bank of New York Mellon Corp.	10,779,566	475,810
Prudential Financial, Inc.	4,348,338	424,311
Freddie Mac	6,159,099	363,448
The Allstate Corp.	5,541,924	316,943
The Travelers Cos., Inc.	6,262,972	315,278
Lehman Brothers Holdings, Inc.	5,023,710	310,114
CME Group, Inc.	503,236	295,576
Washington Mutual, Inc.	8,296,139	292,937
The Hartford Financial Services Group Inc.	2,986,781	276,427
AFLAC Inc.	4,613,581	263,159
Capital One Financial Corp.	3,956,962	262,861
State Street Corp.	3,690,087	251,516
SunTrust Banks, Inc.	3,306,673	250,216
PNC Financial Services Group	3,253,292	221,549
BB&T Corp.	5,228,924	211,196
Simon Property Group, Inc. REIT	2,107,052	210,705
Loews Corp.	4,204,152	203,271
The Chubb Corp.	3,725,999	199,863
Franklin Resources Corp.	1,554,062	198,143
Regions Financial Corp.	6,646,751	195,946
SLM Corp.	3,880,487	192,744
Charles Schwab Corp.	8,898,226	192,202
ACE Ltd.	3,116,924	188,792
Fifth Third Bancorp	5,074,906	171,938
Lincoln National Corp.	2,552,232	168,371
ProLogis REIT	2,418,638	160,477
The Principal Financial Group, Inc.	2,524,142	159,248
National City Corp.	6,048,894	151,767
Ameriprise Financial, Inc.	2,217,424	139,942
T. Rowe Price Group Inc.	2,503,697	139,431
XL Capital Ltd. Class A	1,752,751	138,818
Vornado Realty Trust REIT	1,267,348	138,585
Bear Stearns Co., Inc.	1,100,046	135,097
Progressive Corp. of Ohio	6,939,662	134,699
Marsh & McLennan Cos., Inc.	5,134,597	130,932
Genworth Financial Inc.	4,174,630	128,286
Archstone-Smith Trust REIT	2,101,169	126,364
Aon Corp.	2,767,518	124,012
General Growth Properties Inc. REIT	2,311,623	123,949
KeyCorp	3,697,778	119,549
Northern Trust Corp.	1,778,499	117,861
Boston Properties, Inc. REIT	1,121,699	116,545
Equity Residential REIT	2,625,356	111,210
Marshall & Ilsley Corp.	2,525,132	110,525
Host Hotels & Resorts Inc. REIT	4,920,818	110,423
Kimco Realty Corp. REIT	2,389,494	108,029
Moody's Corp.	2,098,633	105,771
Legg Mason Inc.	1,239,503	104,478
Countrywide Financial Corp.	5,456,837	103,734
* Discover Financial Services	4,521,109	94,039
Public Storage, Inc. REIT	1,156,934	90,993
Avalonbay Communities, Inc. REIT	750,662	88,623
Synovus Financial Corp.	3,082,083	86,452
Unum Group	3,402,443	83,258
Hudson City Bancorp, Inc.	5,038,323	77,489
^ American Capital Strategies, Ltd.	1,780,422	76,077
* IntercontinentalExchange Inc.	499,769	75,915
Comerica, Inc.	1,469,942	75,379
MBIA, Inc.	1,232,938	75,271
Plum Creek Timber Co. Inc. REIT	1,667,283	74,628
Leucadia National Corp.	1,546,946	74,594
M & T Bank Corp.	714,146	73,878
CIT Group Inc.	1,807,676	72,669
Zions Bancorp	1,036,817	71,198
Cincinnati Financial Corp.	1,618,220	70,085
Commerce Bancorp, Inc.	1,806,215	70,045
Developers Diversified Realty Corp. REIT	1,179,228	65,883
Safeco Corp.	1,002,156	61,352
Ambac Financial Group, Inc.	960,762	60,442
Huntington Bancshares Inc.	3,446,308	58,518
Sovereign Bancorp, Inc.	3,403,718	57,999
Torchmark Corp.	901,308	56,170
* E*TRADE Financial Corp.	4,023,554	52,548
* CB Richard Ellis Group, Inc.	1,867,978	52,005
Assurant, Inc.	936,534	50,105
Janus Capital Group Inc.	1,495,231	42,285
Apartment Investment &
Management Co. Class A REIT	915,295	41,307
Federated Investors, Inc.	836,262	33,200
^ First Horizon National Corp.	1,186,801	31,640
MGIC Investment Corp.	784,051	25,333

		25,264,299

Health Care (11.6%)
Johnson & Johnson	27,421,277	1,801,578
Pfizer Inc.	65,624,261	1,603,201
Merck & Co., Inc.	20,617,925	1,065,741
Abbott Laboratories	14,640,977	785,049
UnitedHealth Group Inc.	12,551,299	607,859
Medtronic, Inc.	10,744,076	606,073
* Amgen, Inc.	10,251,710	579,939
Wyeth	12,687,470	565,227
Bristol-Myers Squibb Co.	18,737,908	540,027
Eli Lilly & Co.	9,305,748	529,776
Schering-Plough Corp.	15,341,426	485,249
* WellPoint Inc.	5,720,389	451,453
* Gilead Sciences, Inc.	8,807,953	359,981
Baxter International, Inc.	6,145,202	345,852
Aetna Inc.	4,870,719	264,334
* Celgene Corp.	3,625,837	258,558
* Thermo Fisher Scientific, Inc.	4,041,314	233,265
* Medco Health Solutions, Inc.	2,565,181	231,867
Cardinal Health, Inc.	3,438,149	214,987
* Covidien Ltd.	4,674,615	193,997
Becton, Dickinson & Co.	2,310,791	189,600
Allergan, Inc.	2,900,478	186,994
* Zimmer Holdings, Inc.	2,233,280	180,873
* Biogen Idec Inc.	2,696,504	178,859
* Boston Scientific Corp.	12,638,616	176,309
McKesson Corp.	2,784,385	163,694
Stryker Corp.	2,247,727	154,554
* Genzyme Corp.	2,477,625	153,514
CIGNA Corp.	2,712,753	144,563
* St. Jude Medical, Inc.	3,188,950	140,537
* Express Scripts Inc.	2,431,680	135,736
* Forest Laboratories, Inc.	2,996,111	111,725
* Humana Inc.	1,583,891	110,682
* Coventry Health Care Inc.	1,473,521	91,668
* Laboratory Corp. of America Holdings	1,108,400	86,710
Quest Diagnostics, Inc.	1,490,918	86,130
C.R. Bard, Inc.	973,406	85,845
AmerisourceBergen Corp.	1,699,735	77,049
* Waters Corp.	951,071	63,646
* Hospira, Inc.	1,470,537	60,954
Applera Corp.-Applied Biosystems Group	1,732,431	60,011
* Barr Pharmaceuticals Inc.	1,035,831	58,949
IMS Health, Inc.	1,852,185	56,751
* Patterson Cos.	1,313,145	50,701
* Varian Medical Systems, Inc.	1,201,450	50,329
Manor Care, Inc.	690,648	44,478
* Millipore Corp.	509,506	38,621
Mylan Inc.	2,344,479	37,418
PerkinElmer, Inc.	1,130,219	33,014
Bausch & Lomb, Inc.	512,385	32,793
* Watson Pharmaceuticals, Inc.	967,087	31,334
* King Pharmaceuticals, Inc.	2,299,652	26,952
* Tenet Healthcare Corp.	4,464,288	15,000

		14,840,006

Industrials (11.5%)
General Electric Co.	97,037,667	4,017,359
The Boeing Co.	7,426,829	779,743
United Technologies Corp.	9,379,441	754,857
United Parcel Service, Inc.	9,945,192	746,884
3M Co.	6,793,005	635,689
Caterpillar, Inc.	6,040,240	473,736
Honeywell International Inc.	7,089,883	421,635
Emerson Electric Co.	7,498,908	399,092
Lockheed Martin Corp.	3,289,316	356,858
General Dynamics Corp.	3,818,330	322,534
Deere & Co.	2,101,922	311,967
FedEx Corp.	2,903,207	304,111
Union Pacific Corp.	2,523,717	285,331
Raytheon Co.	4,143,077	264,411
Northrop Grumman Corp.	3,255,086	253,897
Illinois Tool Works, Inc.	3,974,604	237,045
Burlington Northern Santa Fe Corp.	2,845,899	231,002
Tyco International	4,674,616	207,272
PACCAR, Inc.	2,342,135	199,667
Danaher Corp.	2,335,686	193,185
Norfolk Southern Corp.	3,708,906	192,529
Precision Castparts Corp.	1,297,743	192,040
Waste Management, Inc.	4,880,398	184,186
CSX Corp.	4,123,234	176,186
Ingersoll-Rand Co.	2,715,619	147,920
Textron, Inc.	2,364,810	147,115
Eaton Corp.	1,380,870	136,761
Cummins Inc.	982,818	125,693
Parker Hannifin Corp.	1,091,741	122,089
L-3 Communications Holdings, Inc.	1,177,568	120,277
Fluor Corp.	831,098	119,661
ITT Industries, Inc.	1,712,851	116,354
Rockwell Collins, Inc.	1,577,385	115,212
Southwest Airlines Co.	7,079,694	104,779
Rockwell Automation, Inc.	1,445,203	100,456
Dover Corp.	1,926,769	98,169
Pitney Bowes, Inc.	2,071,760	94,099
Cooper Industries, Inc. Class A	1,725,331	88,147
C.H. Robinson Worldwide Inc.	1,613,316	87,587
* Terex Corp.	971,785	86,508
Masco Corp.	3,560,262	82,491
Goodrich Corp.	1,179,775	80,496
R.R. Donnelley & Sons Co.	2,074,575	75,846
W.W. Grainger, Inc.	669,443	61,047
American Standard Cos., Inc.	1,657,494	59,040
Avery Dennison Corp.	1,008,821	57,523
Equifax, Inc.	1,373,011	52,339
Cintas Corp.	1,271,041	47,156
Robert Half International, Inc.	1,567,077	46,793
Pall Corp.	1,153,755	44,881
* Monster Worldwide Inc.	1,232,531	41,980
* Allied Waste Industries, Inc.	2,731,914	34,832
Ryder System, Inc.	577,152	28,280
* Raytheon Co. Warrants Exp. 6/16/11	60,569	1,673

		14,666,420

Information Technology (16.1%)
Microsoft Corp.	76,384,473	2,250,287
* Cisco Systems, Inc.	57,702,316	1,910,524
International Business Machines Corp.	12,884,338	1,517,775
Intel Corp.	55,325,598	1,430,720
* Apple Computer, Inc.	8,238,585	1,264,952
* Google Inc.	2,188,200	1,241,300
Hewlett-Packard Co.	24,423,294	1,216,036
* Oracle Corp.	37,336,302	808,331
QUALCOMM Inc.	15,860,937	670,283
* Dell Inc.	21,520,284	593,960
Texas Instruments, Inc.	13,522,712	494,796
* eBay Inc.	10,808,430	421,745
* EMC Corp.	19,787,086	411,571
Motorola, Inc.	21,825,394	404,425
Corning, Inc.	14,830,383	365,569
* Yahoo! Inc.	12,762,608	342,548
Applied Materials, Inc.	13,034,758	269,819
* Adobe Systems, Inc.	5,546,119	242,144
Automatic Data Processing, Inc.	5,030,975	231,073
* Sun Microsystems, Inc.	33,653,378	188,795
* NVIDIA Corp.	5,131,098	185,951
* Juniper Networks, Inc.	4,848,925	177,519
Tyco Electronics Ltd.	4,671,615	165,515
* Symantec Corp.	8,492,947	164,593
* Electronic Arts Inc.	2,922,407	163,626
* Broadcom Corp.	4,385,486	159,807
* Xerox Corp.	8,835,403	153,206
Western Union Co.	7,282,990	152,724
* Agilent Technologies, Inc.	3,661,921	135,052
Paychex, Inc.	3,203,998	131,364
* MEMC Electronic Materials, Inc.	2,115,068	124,493
* SanDisk Corp.	2,151,133	118,527
* Autodesk, Inc.	2,179,209	108,895
* Cognizant Technology Solutions Corp.	1,354,973	108,086
Analog Devices, Inc.	2,947,968	106,599
Electronic Data Systems Corp.	4,796,496	104,755
KLA-Tencor Corp.	1,806,174	100,748
* Intuit, Inc.	3,229,068	97,841
CA, Inc.	3,681,853	94,697
* Computer Sciences Corp.	1,632,623	91,264
* Network Appliance, Inc.	3,370,799	90,708
* NCR Corp.	1,695,706	84,446
Altera Corp.	3,349,389	80,653
* Fiserv, Inc.	1,585,360	80,631
* Micron Technology, Inc.	7,129,361	79,136
* VeriSign, Inc.	2,310,592	77,959
Microchip Technology, Inc.	2,062,127	74,896
Xilinx, Inc.	2,807,825	73,397
Linear Technology Corp.	2,093,734	73,260
* Avaya Inc.	4,240,300	71,915
Fidelity National Information Services, Inc.	1,609,524	71,415
* Citrix Systems, Inc.	1,704,412	68,722
*^ Advanced Micro Devices, Inc.	5,188,341	68,486
National Semiconductor Corp.	2,267,261	61,488
* BMC Software, Inc.	1,925,058	60,120
* LSI Corp.	6,753,068	50,108
* Affiliated Computer Services, Inc. Class A	936,002	47,025
Jabil Circuit, Inc.	1,966,307	44,910
* Akamai Technologies, Inc.	1,553,649	44,636
* Tellabs, Inc.	4,131,692	39,334
* Lexmark International, Inc.	892,473	37,064
Molex, Inc.	1,336,436	35,990
* Solectron Corp.	8,524,470	33,245
* Novellus Systems, Inc.	1,192,575	32,510
* Ciena Corp.	805,172	30,661
* JDS Uniphase Corp.	1,991,448	29,792
* Novell, Inc.	3,287,168	25,114
* Teradyne, Inc.	1,782,928	24,604
* Compuware Corp.	2,842,191	22,794
* Convergys Corp.	1,286,335	22,331
* Unisys Corp.	3,282,066	21,727
Tektronix, Inc.	715,983	19,861
* QLogic Corp.	1,385,643	18,637
Molex, Inc. Class A	4,051	103

		20,619,593

Materials (3.2%)
Monsanto Co.	5,167,496	443,061
E.I. du Pont de Nemours & Co.	8,709,743	431,655
Dow Chemical Co.	8,988,507	387,045
Freeport-McMoRan Copper & Gold, Inc. Class B	3,616,400	379,324
Alcoa Inc.	8,375,024	327,631
Praxair, Inc.	3,006,044	251,786
Air Products & Chemicals, Inc.	2,043,159	199,739
Newmont Mining Corp. (Holding Co.)	4,254,816	190,318
Nucor Corp.	2,727,372	162,197
International Paper Co.	4,105,667	147,270
Weyerhaeuser Co.	2,035,099	147,138
United States Steel Corp.	1,115,137	118,138
PPG Industries, Inc.	1,547,432	116,908
Allegheny Technologies Inc.	962,821	105,862
Vulcan Materials Co.	898,156	80,071
Ecolab, Inc.	1,652,037	77,976
Rohm & Haas Co.	1,341,620	74,688
Sigma-Aldrich Corp.	1,237,745	60,328
Eastman Chemical Co.	794,016	52,985
Temple-Inland Inc.	998,704	52,562
Ball Corp.	962,250	51,721
MeadWestvaco Corp.	1,740,746	51,404
International Flavors & Fragrances, Inc.	845,974	44,718
Sealed Air Corp.	1,524,755	38,973
* Pactiv Corp.	1,230,490	35,266
Ashland, Inc.	526,856	31,722
Bemis Co., Inc.	986,613	28,720
Hercules, Inc.	1,099,483	23,111

		4,112,317

Telecommunication Services (3.7%)
AT&T Inc.	57,778,832	2,444,622
Verizon Communications Inc.	27,497,435	1,217,586
Sprint Nextel Corp.	26,967,519	512,383
Alltel Corp.	3,319,710	231,317
* Qwest Communications International Inc.	15,135,747	138,643
Embarq Corp.	1,423,854	79,166
Windstream Corp.	4,493,617	63,450
CenturyTel, Inc.	1,033,628	47,774
Citizens Communications Co.	3,231,733	46,278

		4,781,219

Utilities (3.4%)
Exelon Corp.	6,386,860	481,314
TXU Corp.	4,368,771	299,130
Southern Co.	7,166,140	259,988
FPL Group, Inc.	3,833,290	233,371
Dominion Resources, Inc.	2,757,783	232,481
Duke Energy Corp.	11,879,151	222,021
Public Service Enterprise Group, Inc.	2,384,173	209,783
Entergy Corp.	1,860,617	201,486
FirstEnergy Corp.	2,875,213	182,116
American Electric Power Co., Inc.	3,758,732	173,202
Edison International	3,071,065	170,291
PPL Corp.	3,632,255	168,173
PG&E Corp.	3,313,167	158,369
Constellation Energy Group, Inc.	1,702,991	146,100
Sempra Energy	2,486,596	144,521
* AES Corp.	6,292,599	126,104
Consolidated Edison Inc.	2,549,885	118,060
Progress Energy, Inc.	2,452,779	114,913
Ameren Corp.	1,944,149	102,068
Xcel Energy, Inc.	3,977,792	85,682
Questar Corp.	1,625,091	85,366
* Allegheny Energy, Inc.	1,561,934	81,627
DTE Energy Co.	1,659,592	80,391
NiSource, Inc.	2,586,682	49,509
CenterPoint Energy Inc.	3,027,581	48,532
* Dynegy, Inc.	4,694,885	43,381
Pinnacle West Capital Corp.	946,077	37,380
Integrys Energy Group, Inc.	714,318	36,595
CMS Energy Corp.	2,118,873	35,639
TECO Energy, Inc.	1,976,366	32,472
Nicor Inc.	424,766	18,222

		4,378,287

Total Common Stocks
(Cost $72,033,601)		127,502,177

Temporary Cash Investments (0.5%)

Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund, 5.153%	592,314,251	592,314

	Face
	Amount
	($ 000)

U.S. Agency Obligations (0.0%)
2 Federal Home Loan Mortgage Corp.
3 5.218%, 10/15/07	19,800	19,763
2 Federal National Mortgage Assn.
3 5.204%, 10/3/07	33,000	32,991

		52,754

Total Temporary Cash Investments
(Cost $645,065)		645,068

Total Investments (100.2%)
(Cost $72,678,666)		128,147,245

Other Assets and Liabilities-Net (-0.2%)		(292,907)

Net Assets (100%)		127,854,338

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $52,754,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $72,678,666,000. Net unrealized appreciation of investment securities for tax purposes was $55,468,579,000, consisting of unrealized gains of $59,801,387,000 on securities that had risen in value since their purchase and $4,332,808,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	855	328,769	8,923
E-mini S&P 500 Index	1,640	126,124	121

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Extended Market Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (14.7%)
* Las Vegas Sands Corp.	448,760	59,874
* MGM Mirage, Inc.	546,331	48,864
* EchoStar Communications Corp. Class A	921,364	43,129
* GameStop Corp. Class A	687,886	38,762
Wynn Resorts Ltd.	239,542	37,742
* Liberty Global, Inc. Series C	959,429	37,092
* Discovery Holding Co. Class A	1,228,189	35,433
* Cablevision Systems NY Group Class A	1,009,546	35,274
* Liberty Global, Inc. Class A	718,327	29,466
* Expedia, Inc.	890,314	28,383
* Crocs, Inc.	357,866	24,066
American Eagle Outfitters, Inc.	890,697	23,434
BorgWarner, Inc.	254,226	23,269
* Time Warner Cable, Inc.	688,909	22,596
*^ Sirius Satellite Radio, Inc.	6,437,025	22,465
Idearc Inc.	647,874	20,389
Washington Post Co. Class B	25,383	20,377
* Mohawk Industries, Inc.	243,471	19,794
* CarMax, Inc.	961,821	19,554
* Penn National Gaming, Inc.	328,409	19,383
PetSmart, Inc.	594,235	18,956
* XM Satellite Radio Holdings, Inc.	1,273,109	18,040
Station Casinos, Inc.	204,005	17,846
Royal Caribbean Cruises, Ltd.	442,328	17,264
* Dollar Tree Stores, Inc.	423,830	17,182
* O'Reilly Automotive, Inc.	509,166	17,011
Lamar Advertising Co. Class A	337,608	16,533
Service Corp. International	1,273,941	16,434
* R.H. Donnelley Corp.	290,346	16,265
* ITT Educational Services, Inc.	132,775	16,157
Advance Auto Parts, Inc.	470,932	15,804
Ross Stores, Inc.	608,905	15,612
* Priceline.com, Inc.	165,258	14,667
Williams-Sonoma, Inc.	437,848	14,283
Gentex Corp.	639,439	13,710
Phillips-Van Heusen Corp.	250,372	13,140
Brinker International, Inc.	468,531	12,856
WABCO Holdings Inc.	268,000	12,529
Sotheby's	261,199	12,483
Tempur-Pedic International Inc.	345,856	12,364
* Dick's Sporting Goods, Inc.	179,431	12,049
Men's Wearhouse, Inc.	238,097	12,029
* Hanesbrands Inc.	428,567	12,026
*^ Chipotle Mexican Grill, Inc.	98,831	11,675
* Career Education Corp.	407,156	11,396
* Toll Brothers, Inc.	562,300	11,240
Saks Inc.	640,954	10,992
* Urban Outfitters, Inc.	503,053	10,967
* Lear Corp.	340,978	10,945
* Chico's FAS, Inc.	778,027	10,931
* Scientific Games Corp.	289,799	10,896
Strayer Education, Inc.	64,487	10,874
Boyd Gaming Corp.	244,525	10,478
Foot Locker, Inc.	682,863	10,468
Guess ?, Inc.	208,435	10,220
*^ NVR, Inc.	21,541	10,130
DeVry, Inc.	268,083	9,922
* Gaylord Entertainment Co.	184,165	9,801
* DreamWorks Animation SKG, Inc.	291,125	9,729
Weight Watchers International, Inc.	159,957	9,207
* Jack in the Box Inc.	140,566	9,114
John Wiley & Sons Class A	201,117	9,036
* AnnTaylor Stores Corp.	281,101	8,902
*^ Vail Resorts Inc.	142,042	8,848
Tupperware Brands Corp.	278,890	8,782
*^ Life Time Fitness, Inc.	142,946	8,768
* Bally Technologies Inc.	242,121	8,578
* Jarden Corp.	273,710	8,469
Applebee's International, Inc.	338,162	8,413
* The Warnaco Group, Inc.	206,422	8,065
Barnes & Noble, Inc.	226,616	7,990
* Guitar Center, Inc.	134,467	7,974
* Quiksilver, Inc.	556,550	7,959
* Gemstar-TV Guide International, Inc.	1,131,057	7,872
* Fossil, Inc.	205,753	7,687
* The Cheesecake Factory Inc.	327,402	7,684
* Pinnacle Entertainment, Inc.	271,656	7,397
* LKQ Corp.	206,896	7,202
* Tractor Supply Co.	155,598	7,172
Polaris Industries, Inc.	163,000	7,110
Thor Industries, Inc.	157,134	7,069
Belo Corp. Class A	399,871	6,942
Cooper Tire & Rubber Co.	280,601	6,847
* Under Armour, Inc.	114,105	6,826
* Aeropostale, Inc.	353,821	6,744
American Greetings Corp. Class A	253,373	6,689
* Sonic Corp.	285,552	6,682
Wolverine World Wide, Inc.	242,461	6,643
* Collective Brands, Inc.	299,960	6,617
* J. Crew Group, Inc.	158,981	6,598
MDC Holdings, Inc.	160,291	6,562
* Tenneco Automotive, Inc.	210,860	6,539
International Speedway Corp.	141,240	6,477
*^ NutriSystem Inc.	137,732	6,458
Regis Corp.	201,513	6,430
* Live Nation, Inc.	296,389	6,298
Matthews International Corp.	143,618	6,290
Regal Entertainment Group Class A	284,297	6,240
* Corinthian Colleges, Inc.	387,337	6,163
Arbitron Inc.	135,740	6,154
* Iconix Brand Group Inc.	256,181	6,095
* Getty Images, Inc.	216,579	6,030
* Panera Bread Co.	144,970	5,915
* Blue Nile Inc.	62,051	5,840
* Rent-A-Center, Inc.	319,410	5,791
Choice Hotels International, Inc.	149,707	5,639
^ Pool Corp.	224,158	5,599
* Marvel Entertainment, Inc.	237,948	5,578
* Deckers Outdoor Corp.	49,765	5,464
ArvinMeritor, Inc.	324,274	5,454
* WMS Industries, Inc.	163,782	5,421
* Catalina Marketing Corp.	166,971	5,408
American Axle & Manufacturing Holdings, Inc.	204,922	5,174
* Zale Corp.	222,640	5,152
* Bright Horizons Family Solutions, Inc.	119,181	5,106
* The Gymboree Corp.	140,230	4,942
Bob Evans Farms, Inc.	163,306	4,929
Aaron Rents, Inc.	219,907	4,904
* TRW Automotive Holdings Corp.	153,085	4,850
*^ Charter Communications, Inc.	1,837,529	4,741
CKE Restaurants Inc.	292,193	4,736
* Pacific Sunwear of California, Inc.	318,788	4,718
* Genesco, Inc.	102,201	4,715
* Charming Shoppes, Inc.	561,059	4,713
Interactive Data Corp.	166,990	4,709
*^ Netflix.com, Inc.	225,842	4,679
*^ Blockbuster Inc. Class A	869,083	4,667
*^ Tween Brands, Inc.	141,766	4,656
* Carter's, Inc.	230,162	4,592
CBRL Group, Inc.	111,652	4,555
Ethan Allen Interiors, Inc.	137,105	4,482
Callaway Golf Co.	279,297	4,472
Ruby Tuesday, Inc.	238,084	4,366
* Timberland Co.	228,969	4,341
IHOP Corp.	68,309	4,326
Harte-Hanks, Inc.	214,909	4,229
* Clear Channel Outdoor Holdings, Inc. Class A	163,892	4,179
Ryland Group, Inc.	190,252	4,077
* Coinstar, Inc.	125,934	4,051
Modine Manufacturing Co.	149,093	3,969
* CEC Entertainment Inc.	147,106	3,953
Brown Shoe Co., Inc.	200,576	3,891
* Champion Enterprises, Inc.	349,586	3,838
Penske Automotive Group Inc.	189,375	3,833
Jackson Hewitt Tax Service Inc.	136,111	3,806
* Scholastic Corp.	107,202	3,737
Group 1 Automotive, Inc.	110,497	3,709
*^ Cabela's Inc.	154,682	3,658
^ The McClatchy Co. Class A	180,021	3,597
* INVESTools Inc.	297,064	3,592
Borders Group, Inc.	268,838	3,584
* Hibbett Sports Inc.	144,153	3,575
* The Dress Barn, Inc.	209,591	3,565
* GSI Commerce, Inc.	133,642	3,555
* Keystone Automotive Industries, Inc.	74,286	3,548
Stage Stores, Inc.	192,048	3,501
Stewart Enterprises, Inc. Class A	458,335	3,493
* P.F. Chang's China Bistro, Inc.	117,556	3,480
The Pep Boys (Manny, Moe & Jack)	247,701	3,475
Citadel Broadcasting Corp.	828,835	3,448
* JAKKS Pacific, Inc.	128,247	3,425
* Drew Industries, Inc.	83,419	3,393
Winnebago Industries, Inc.	141,381	3,376
Columbia Sportswear Co.	60,967	3,372
* Sally Beauty Co. Inc.	394,713	3,335
* Zumiez Inc.	74,997	3,328
Sonic Automotive, Inc.	138,228	3,309
Ambassadors Group, Inc.	85,988	3,276
Ameristar Casinos, Inc.	116,331	3,269
Oakley, Inc.	112,412	3,263
* Red Robin Gourmet Burgers, Inc.	75,985	3,260
Hearst-Argyle Television Inc.	124,973	3,244
Lee Enterprises, Inc.	208,339	3,244
* Aftermarket Technology Corp.	101,102	3,209
Speedway Motorsports, Inc.	85,120	3,149
Triarc Cos., Inc. Class B	247,673	3,098
* Visteon Corp.	587,891	3,028
* Coldwater Creek Inc.	276,294	3,001
The Buckle, Inc.	79,039	2,999
* Morningstar, Inc.	48,415	2,973
Domino's Pizza, Inc.	178,781	2,966
* Entravision Communications Corp.	321,561	2,965
National CineMedia Inc.	132,068	2,958
* CKX, Inc.	238,786	2,939
Cato Corp. Class A	143,511	2,933
*^ Select Comfort Corp.	205,558	2,868
Sealy Corp.	203,676	2,860
* TiVo Inc.	449,827	2,856
Media General, Inc. Class A	103,739	2,854
* Pre-Paid Legal Services, Inc.	51,437	2,853
* Volcom, Inc.	66,925	2,846
* Texas Roadhouse, Inc.	242,638	2,839
K-Swiss, Inc.	122,752	2,812
* Papa John's International, Inc.	114,985	2,810
* Chipotle Mexican Grill, Inc. Class B	26,200	2,803
* Skechers U.S.A., Inc.	125,412	2,772
*^ Jos. A. Bank Clothiers, Inc.	81,823	2,735
Movado Group, Inc.	85,457	2,728
* RC2 Corp.	96,226	2,664
*^ LodgeNet Entertainment Corp.	103,681	2,629
* The Children's Place Retail Stores, Inc.	106,262	2,580
Spartan Motors, Inc.	153,238	2,579
^ Talbots Inc.	141,787	2,552
Oxford Industries, Inc.	70,444	2,544
Entercom Communications Corp.	130,802	2,528
*^ Shuffle Master, Inc.	167,058	2,498
Burger King Holdings Inc.	97,917	2,496
* Fleetwood Enterprises, Inc.	291,135	2,489
* Buffalo Wild Wings Inc.	64,928	2,449
Blyth, Inc.	117,589	2,405
* Jo-Ann Stores, Inc.	112,492	2,374
Landry's Restaurants, Inc.	89,051	2,356
Churchill Downs, Inc.	46,847	2,340
* 99 Cents Only Stores	226,130	2,322
* California Pizza Kitchen, Inc.	130,434	2,292
*^ Raser Technologies, Inc.	176,392	2,274
Furniture Brands International Inc.	222,204	2,253
* CSK Auto Corp.	204,272	2,175
* Peet's Coffee & Tea Inc.	77,715	2,169
* Mediacom Communications Corp.	303,590	2,140
RCN Corp.	171,726	2,112
Fred's, Inc.	200,567	2,112
Superior Industries International, Inc.	95,885	2,080
Christopher & Banks Corp.	171,330	2,077
Kimball International, Inc. Class B	181,405	2,064
UniFirst Corp.	54,914	2,057
* Denny's Corp.	508,971	2,036
Kellwood Co.	117,957	2,011
* 1-800-FLOWERS.COM, Inc.	173,143	2,007
Sauer-Danfoss, Inc.	74,765	1,995
* Valassis Communications, Inc.	220,829	1,970
Warner Music Group Corp.	192,760	1,947
* Morgans Hotel Group	87,823	1,910
*^ Hovnanian Enterprises Inc. Class A	171,066	1,897
* Pier 1 Imports Inc.	400,682	1,895
* Universal Technical Institute Inc.	104,998	1,890
Steven Madden, Ltd.	97,787	1,853
* Universal Electronics, Inc.	56,955	1,851
*^ Steak n Shake Co.	122,448	1,838
Monaco Coach Corp.	130,925	1,837
* Cox Radio, Inc.	139,310	1,818
World Wrestling Entertainment, Inc.	118,628	1,789
*^ Overstock.com, Inc.	61,657	1,776
*^ Smith & Wesson Holding Corp.	91,632	1,749
^ La-Z-Boy Inc.	236,494	1,745
* Charlotte Russe Holding Inc.	117,826	1,725
* AFC Enterprises, Inc.	114,533	1,724
* Hayes Lemmerz International, Inc.	413,154	1,719
Cinemark Holdings Inc.	92,600	1,719
Asbury Automotive Group, Inc.	85,868	1,701
PRIMEDIA Inc.	118,430	1,663
The Marcus Corp.	86,043	1,652
* Sturm, Ruger & Co., Inc.	91,712	1,643
Cherokee Inc.	42,701	1,638
^ Standard Pacific Corp.	294,147	1,630
* Lin TV Corp.	124,836	1,624
*^ Avatar Holding, Inc.	32,380	1,617
bebe stores, inc.	110,366	1,615
* Exide Technologies	245,121	1,593
Journal Communications, Inc.	164,513	1,560
* Hot Topic, Inc.	205,770	1,535
Big 5 Sporting Goods Corp.	81,885	1,531
* Midas Inc.	80,551	1,520
*^ Isle of Capri Casinos, Inc.	77,356	1,505
* Monarch Casino & Resort, Inc.	51,748	1,472
^ Beazer Homes USA, Inc.	176,650	1,457
* Knology, Inc.	86,975	1,455
* Maidenform Brands, Inc.	91,200	1,448
* Great Wolf Resorts, Inc.	117,042	1,447
*^ Meritage Corp.	101,793	1,437
* Martha Stewart Living Omnimedia, Inc.	121,794	1,419
Gray Television, Inc.	165,953	1,409
^ Building Materials Holding Corp.	133,138	1,409
* PC Mall, Inc.	89,893	1,403
Monro Muffler Brake, Inc.	41,497	1,402
*^ True Religion Apparel, Inc.	79,135	1,393
* Gaiam, Inc.	57,509	1,382
*^ Six Flags, Inc.	395,992	1,370
Steinway Musical Instruments Inc.	46,202	1,369
* 4Kids Entertainment Inc.	77,747	1,368
* Perry Ellis International Corp.	49,208	1,364
* BJ's Restaurants Inc.	64,585	1,360
^ Tuesday Morning Corp.	149,642	1,345
* A.C. Moore Arts & Crafts, Inc.	84,522	1,332
* The Wet Seal, Inc. Class A	343,563	1,330
^ Brookfield Homes Corp.	71,485	1,326
*^ Build-A-Bear-Workshop, Inc.	74,489	1,323
* Amerigon Inc.	76,343	1,321
CPI Corp.	34,241	1,319
Libbey, Inc.	74,798	1,310
* Casual Male Retail Group, Inc.	145,726	1,306
Nautilus Inc.	162,376	1,294
* GenTek, Inc.	42,894	1,290
CSS Industries, Inc.	34,548	1,243
Kenneth Cole Productions, Inc.	64,150	1,243
* MTR Gaming Group Inc.	130,079	1,240
^ Systemax Inc.	60,419	1,235
*^ Jamba Inc.	172,150	1,210
Deb Shops, Inc.	44,976	1,209
O'Charley's Inc.	79,089	1,199
Lithia Motors, Inc.	70,131	1,196
* Premier Exhibitions Inc.	78,868	1,189
Dover Motorsports, Inc.	183,603	1,188
FTD Group, Inc.	78,941	1,175
National Presto Industries, Inc.	22,107	1,172
*^ Crown Media Holdings, Inc.	162,203	1,166
Courier Corp.	33,101	1,165
* Fisher Communications, Inc.	23,148	1,154
*^ Krispy Kreme Doughnuts, Inc.	288,101	1,152
* Famous Dave's of America, Inc.	70,518	1,147
* Russ Berrie and Co., Inc.	68,238	1,146
* Luby's, Inc.	102,939	1,134
Sinclair Broadcast Group, Inc.	93,846	1,130
* Cumulus Media Inc.	109,620	1,120
* PetMed Express, Inc.	77,973	1,092
* MarineMax, Inc.	74,851	1,090
* DG FastChannel Inc.	46,145	1,088
* Stamps.com Inc.	90,487	1,083
* Audiovox Corp.	104,178	1,072
Noble International, Ltd.	50,030	1,065
* Leapfrog Enterprises, Inc.	128,491	1,060
* DSW Inc. Class A	41,228	1,038
Marine Products Corp.	121,950	1,034
^ Ambassadors International, Inc.	42,033	1,031
* Rentrak Corp.	74,854	1,028
*^ WCI Communities, Inc.	169,727	1,017
Stanley Furniture Co., Inc.	61,417	998
* Insignia Systems, Inc.	209,749	990
* Image Entertainment, Inc.	229,797	986
* Bluegreen Corp.	126,458	980
*^ Progressive Gaming International Corp.	193,941	970
* Audible, Inc.	74,175	964
* Benihana Inc. Class A	54,980	952
^ Bon-Ton Stores, Inc.	41,606	945
* Nobel Learning Communities, Inc.	63,095	943
* Nexstar Broadcasting Group, Inc.	89,889	943
* Retail Ventures, Inc.	90,164	939
*^ Palm Harbor Homes, Inc.	74,354	928
Stein Mart, Inc.	121,166	922
* Ruth's Chris Steak House	64,196	915
* Lodgian, Inc.	76,800	906
* Cache, Inc.	50,441	900
* drugstore.com, Inc.	275,897	894
* ValueVision Media, Inc.	119,765	887
Finish Line, Inc.	200,239	869
* Multimedia Games Inc.	101,550	865
* Culp, Inc.	82,428	856
Westwood One, Inc.	301,396	829
Arctic Cat, Inc.	50,072	819
GateHouse Media, Inc.	63,500	810
Emmis Communications, Inc.	163,081	806
^ Lifetime Brands, Inc.	39,254	796
* Eddie Bauer Holding, Inc.	92,038	792
* Dorman Products, Inc.	56,056	792
* Riviera Holdings Corp.	27,400	769
*^ Syntax-Brillian Corp.	188,677	768
Dover Downs Gaming & Entertainment, Inc.	72,482	753
* Cavco Industries, Inc.	22,478	753
* Design Within Reach Inc.	157,844	751
Carmike Cinemas, Inc.	40,752	749
* Playboy Enterprises, Inc. Class B	69,571	747
M/I Homes, Inc.	53,762	747
Frisch's Restaurants, Inc.	25,701	744
* Innovo Group Inc.	389,951	737
* G-III Apparel Group, Ltd.	36,762	724
* Sun-Times Media Group, Inc.	318,589	723
* Lakes Entertainment, Inc.	75,876	723
*^ Trump Entertainment Resorts, Inc.	111,347	718
Books-a-Million Inc.	53,904	713
* Rocky Brands Inc	66,758	710
^ Charles & Colvard Ltd.	175,586	708
* Interstate Hotels & Resorts, Inc.	153,981	701
* Core-Mark Holding Co., Inc.	19,871	700
* McCormick & Schmick's Seafood Restaurants, Inc.	36,973	696
Delta Apparel, Inc.	40,646	695
Skyline Corp.	23,087	694
*^ Empire Resorts Inc.	139,835	691
Strattec Security Corp.	14,793	687
Weyco Group, Inc.	21,639	680
Escalade, Inc.	67,392	667
Bassett Furniture Industries, Inc.	62,741	651
* Lenox Group, Inc.	134,307	645
* Source Interlink Cos., Inc.	180,748	636
* Harris Interactive Inc.	146,880	633
*^ E Com Ventures, Inc.	25,735	631
* Trans World Entertainment Corp.	137,557	630
* Hartmarx Corp.	127,709	626
* Unifi, Inc.	226,363	622
*^ Conn's, Inc.	25,788	616
Beasley Broadcast Group, Inc.	79,767	599
* Franklin Covey Co.	76,611	582
Haverty Furniture Cos., Inc.	66,379	582
* Saga Communications, Inc.	78,772	578
* Tandy Leather Factory, Inc.	80,805	574
Traffix, Inc.	86,153	571
Shiloh Industries, Inc.	53,686	568
* Shoe Carnival, Inc.	35,991	568
* Spanish Broadcasting System, Inc.	218,418	564
Triarc Cos., Inc. Class A	45,566	560
* Century Casinos, Inc.	91,400	557
*^ iRobot Corp.	28,015	557
* West Marine, Inc.	48,185	557
* Capella Education Co.	9,862	551
* Radio One, Inc. Class D	147,500	550
* Citi Trends Inc.	25,098	546
* New York & Co., Inc.	88,181	538
*^ Restoration Hardware, Inc.	163,120	537
* Mothers Work, Inc.	28,220	527
* Triple Crown Media, Inc.	85,266	526
Craftmade International, Inc.	44,411	522
* Hollywood Media Corp.	147,733	521
*^ Forward Industries, Inc.	168,288	517
* Rubio's Restaurants, Inc.	51,526	513
* Stoneridge, Inc.	50,116	511
Coachmen Industries, Inc.	75,148	503
Collectors Universe, Inc.	35,293	497
* Outdoor Channel Holdings Inc.	54,565	493
* Regent Communications, Inc.	184,703	486
* America's Car-Mart, Inc.	42,864	485
Syms Corp.	31,990	480
* Hawk Corp. Class A	34,043	472
* Benihana Inc.	27,540	472
*^ Cosi, Inc.	134,134	464
* Young Broadcasting Inc.	209,837	462
*^ WorldSpace, Inc. Class A	115,561	460
Hooker Furniture Corp.	22,643	453
*^ Big Dog Holdings, Inc.	28,663	445
* The Princeton Review, Inc.	55,614	443
Salem Communications Corp.	54,562	436
*^ Home Solutions of America	126,529	429
* Franklin Electronic Publishers, Inc.	109,761	428
Flexsteel Industries, Inc.	30,207	423
* Radio One, Inc.	112,893	418
* Orbitz Worldwide, Inc.	36,000	406
Coinmach Service Corp. Class A	33,800	405
*^ Cost Plus, Inc.	100,690	405
Celebrate Express, Inc.	42,578	402
*^ InfoSonics Corp.	185,064	402
Journal Register Co.	166,218	399
Nobility Homes, Inc.	20,807	395
* Meade Instruments Corp.	194,287	389
ARK Restaurants Corp.	10,403	382
J. Alexander's Corp.	28,700	376
^ Handleman Co.	121,706	371
* REX Stores Corp.	18,708	362
Liberty Homes, Inc. Class A	83,500	338
*^ Rockford Corp.	168,328	335
*^ Nitches Inc.	136,011	333
Gaming Partners International	35,178	325
Standard Motor Products, Inc.	34,204	322
* Carrols Restaurant Group Inc.	28,600	320
* United Retail Group, Inc.	23,208	315
*^ Navarre Corp.	83,707	315
* Ashworth, Inc.	50,656	312
* E. Gottschalk & Co., Inc.	71,591	311
* Directed Electronics Inc.	77,039	307
* Fairchild Corp.	153,570	307
* Wilsons The Leather Experts Inc.	178,784	306
* California Coastal Communities, Inc.	24,348	299
* Bakers Footwear Group Inc.	67,036	299
^ Orleans Homebuilders, Inc.	50,004	293
* RedEnvelope, Inc.	49,903	285
*^ Sharper Image Corp.	64,701	267
* Red Lion Hotels Corp.	25,800	266
* Pomeroy IT Solutions, Inc.	31,508	254
* Proliance International Inc.	120,184	254
* Playboy Enterprises, Inc. Class A	22,850	249
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	222,168	244
* Duckwall-ALCO Stores, Inc.	6,617	244
* Morton's Restaurant Group Inc.	15,060	239
* NTN Communications, Inc.	273,189	227
*^ Bluefly, Inc.	248,635	226
* Shutterfly, Inc.	6,900	220
* Alloy, Inc.	22,775	214
* The Dixie Group, Inc.	22,460	213
* Town Sports International Holdings, Inc.	13,678	208
* Youbet.com, Inc.	108,595	205
* Emerson Radio Corp.	91,851	197
* Buca, Inc.	100,544	188
*^ WPT Enterprises Inc.	63,677	183
* CoActive Marketing Group, Inc.	73,899	177
* Carriage Services, Inc.	20,120	164
* Shoe Pavilion, Inc.	61,918	164
* Golfsmith International Holdings, Inc.	22,800	160
* Rare Hospitality International Inc.	4,124	157
Johnson Outdoors Inc.	7,174	156
*^ Caribou Coffee Co.	23,246	154
*^ Heelys Inc.	19,101	152
Superior Uniform Group, Inc.	12,386	152
ILX Resorts Inc.	15,700	152
^ Levitt Corp. Class A	71,883	144
* Lincoln Educational Services	10,635	139
^ TOUSA, Inc.	85,094	137
* Hallwood Group Inc.	1,600	126
Aldila, Inc.	7,462	123
* Mestek, Inc.	8,354	120
Acme Communications, Inc.	30,757	119
* DXP Enterprises Inc	3,280	116
*^ Gander Mountain Co.	21,005	114
* Silverleaf Resorts, Inc.	20,500	108
* SPEEDUS Corp.	152,960	102
* Concord Camera Corp.	31,684	97
*^ Comstock Homebuilding Cos., Inc.	52,058	95
*^ Amerityre Corp.	25,857	90
* Cavalier Homes, Inc.	21,100	68
* EVCI Career Colleges Holding Corp.	32,784	56
* Kirkland's, Inc.	43,427	55
* Max & Erma's Restaurant, Inc.	11,405	53
* Diedrich Coffee, Inc.	13,950	52
*^ Movie Gallery, Inc.	90,626	46
Aaron Rents, Inc. Class A	2,025	43
McRae Industries, Inc.	3,280	43
* Finlay Enterprises, Inc.	8,246	34
*^ Tarragon Corp.	11,944	31
*^ Dominion Homes, Inc.	9,568	21
* ACT Teleconferencing, Inc.	149,516	7
* SPAR Group, Inc.	6,650	7
* Levitt Corp. Rights (exp. 10/1/07)	356,312	4
* Fedders Corp.	59,507	3
* Singing Machine Co., Inc.	6,000	2
* Quaker Fabric Corp.	134	-
*^ Gadzooks, Inc.	92,160	-

		2,114,522

Consumer Staples (2.8%)
Bunge Ltd.	527,690	56,700
* Energizer Holdings, Inc.	249,763	27,686
* Smithfield Foods, Inc.	518,212	16,324
* Rite Aid Corp.	3,490,806	16,128
Corn Products International, Inc.	329,817	15,129
* Hansen Natural Corp.	261,874	14,843
Church & Dwight, Inc.	291,754	13,724
J.M. Smucker Co.	255,926	13,672
Hormel Foods Corp.	321,819	11,515
* NBTY, Inc.	252,915	10,268
* BJ's Wholesale Club, Inc.	292,424	9,697
Del Monte Foods Co.	914,059	9,598
Alberto-Culver Co.	370,193	9,177
PepsiAmericas, Inc.	266,956	8,660
Flowers Foods, Inc.	352,930	7,694
* Ralcorp Holdings, Inc.	117,847	6,578
Longs Drug Stores, Inc.	130,872	6,500
Pilgrim's Pride Corp.	185,210	6,432
Casey's General Stores, Inc.	230,109	6,374
Universal Corp. (VA)	124,416	6,090
* Chattem, Inc.	85,790	6,050
* Hain Celestial Group, Inc.	180,667	5,805
Ruddick Corp.	163,564	5,486
* United Natural Foods, Inc.	194,413	5,292
* Performance Food Group Co.	160,693	4,842
Vector Group Ltd.	179,103	4,014
Lancaster Colony Corp.	101,324	3,868
* TreeHouse Foods Inc.	142,095	3,844
Nu Skin Enterprises, Inc.	234,311	3,786
* Darling International, Inc.	367,328	3,633
The Andersons, Inc.	68,247	3,277
Tootsie Roll Industries, Inc.	123,305	3,271
Lance, Inc.	140,994	3,246
Seaboard Corp.	1,642	3,218
* Chiquita Brands International, Inc.	193,414	3,062
Sanderson Farms, Inc.	72,117	3,005
* Central Garden & Pet Co. Class A	328,457	2,950
*^ The Great Atlantic & Pacific Tea Co., Inc.	95,949	2,923
* Green Mountain Coffee Roasters, Inc.	86,055	2,856
WD-40 Co.	83,165	2,839
J & J Snack Foods Corp.	78,383	2,729
* The Pantry, Inc.	104,086	2,668
* Elizabeth Arden, Inc.	97,893	2,639
* Alliance One International, Inc.	397,274	2,598
Nash-Finch Co.	64,870	2,584
Weis Markets, Inc.	58,830	2,511
* Pathmark Stores, Inc.	194,432	2,479
*^ USANA Health Sciences, Inc.	51,523	2,254
* Winn-Dixie Stores, Inc.	117,600	2,201
* Bare Escentuals, Inc.	87,309	2,171
Spartan Stores, Inc.	95,466	2,151
* Prestige Brands Holdings Inc.	192,687	2,116
PriceSmart, Inc.	88,652	2,092
* Boston Beer Co., Inc. Class A	41,541	2,021
The Topps Co., Inc.	193,056	1,871
Ingles Markets, Inc.	49,484	1,418
Reddy Ice Holdings, Inc.	53,600	1,413
Farmer Brothers, Inc.	52,240	1,300
*^ Lifeway Foods, Inc.	73,079	1,230
Cal-Maine Foods, Inc.	44,374	1,120
Coca-Cola Bottling Co.	18,232	1,099
*^ Jones Soda Co.	89,499	1,079
*^ Spectrum Brands Inc.	171,425	994
Inter Parfums, Inc.	40,883	968
* Revlon, Inc. Class A	820,824	944
^ Imperial Sugar Co.	36,009	941
Alico, Inc.	20,636	894
Diamond Foods, Inc.	42,423	876
* Monterey Pasta Co.	220,076	838
National Beverage Corp.	97,842	830
Arden Group Inc. Class A	5,441	759
United Guardian, Inc.	59,554	607
MGP Ingredients, Inc.	55,935	574
* Omega Protein Corp.	59,246	536
* Maui Land & Pineapple Co., Inc.	17,377	529
* Susser Holdings Corp.	19,800	421
* Natural Alternatives International, Inc.	66,537	418
^ Mannatech, Inc.	49,720	403
* Natrol, Inc.	133,258	400
* John B. Sanfilippo & Son, Inc.	47,429	387
Rocky Mountain Chocolate Factory, Inc.	22,379	385
^ Reliv International, Inc.	34,064	341
Calavo Growers, Inc.	16,156	319
* Cusine Solutions, Inc.	49,800	304
*^ Medifast, Inc.	38,409	214
* Star Scientific, Inc.	201,133	203
Schiff Nutrition International, Inc.	32,207	193
*^ Parlux Fragrances, Inc.	34,370	134
* Zapata Corp.	18,072	130
* Integrated Biopharma, Inc.	22,551	89
* IGI, Inc.	68,600	69
* Playtex Products, Inc.	3,598	66
* Physicians Formula Holdings, Inc.	4,639	54
* Vermont Pure Holdings, Ltd.	600	1

		408,621

Energy (8.0%)
GlobalSantaFe Corp.	991,655	75,386
Noble Energy, Inc.	749,952	52,527
* Cameron International Corp.	475,277	43,863
* Ultra Petroleum Corp.	663,855	41,186
* FMC Technologies Inc.	567,612	32,729
Diamond Offshore Drilling, Inc.	287,380	32,557
* Southwestern Energy Co.	745,600	31,203
* Grant Prideco, Inc.	562,144	30,648
* Newfield Exploration Co.	569,559	27,430
* Pride International, Inc.	729,980	26,681
Range Resources Corp.	653,481	26,571
Pioneer Natural Resources Co.	534,360	24,036
* Denbury Resources, Inc.	537,590	24,025
* Exterran Holdings, Inc.	289,167	23,232
Arch Coal, Inc.	631,095	21,293
Frontier Oil Corp.	470,529	19,593
* Oceaneering International, Inc.	239,556	18,158
* Helix Energy Solutions Group, Inc.	403,878	17,149
* Dresser Rand Group, Inc.	373,406	15,948
* Forest Oil Corp.	366,620	15,779
Patterson-UTI Energy, Inc.	692,852	15,638
Tidewater Inc.	246,437	15,486
Helmerich & Payne, Inc.	458,194	15,043
Cabot Oil & Gas Corp.	427,527	15,032
* Plains Exploration & Production Co.	322,663	14,268
Pogo Producing Co.	260,287	13,824
Cimarex Energy Co.	369,140	13,750
* Superior Energy Services, Inc.	362,226	12,837
* Petrohawk Energy Corp.	750,864	12,329
* Oil States International, Inc.	221,659	10,706
* Quicksilver Resources, Inc.	227,144	10,687
* Global Industries Ltd.	409,688	10,554
St. Mary Land & Exploration Co.	285,647	10,189
* W-H Energy Services, Inc.	137,432	10,136
* Unit Corp.	208,180	10,076
Holly Corp.	167,364	10,013
* Atwood Oceanics, Inc.	123,408	9,448
* SEACOR Holdings Inc.	95,771	9,108
Overseas Shipholding Group Inc.	112,896	8,674
* Whiting Petroleum Corp.	191,237	8,500
* Mariner Energy Inc.	395,656	8,194
Foundation Coal Holdings, Inc.	205,705	8,064
Massey Energy Co.	368,205	8,034
* Encore Acquisition Co.	239,845	7,591
*^ Cheniere Energy, Inc.	192,713	7,549
Penn Virginia Corp.	171,044	7,523
* Hercules Offshore, Inc.	281,922	7,361
* TETRA Technologies, Inc.	330,482	6,986
Berry Petroleum Class A	170,078	6,733
* Comstock Resources, Inc.	201,627	6,218
* Bill Barrett Corp.	151,237	5,960
^ Crosstex Energy, Inc.	148,331	5,623
* Alpha Natural Resources, Inc.	241,491	5,610
* Grey Wolf, Inc.	841,655	5,513
Atlas America, Inc.	106,533	5,500
* Swift Energy Co.	134,172	5,490
* Dril-Quip, Inc.	110,338	5,445
World Fuel Services Corp.	129,793	5,297
* EXCO Resources, Inc.	317,335	5,249
* Stone Energy Corp.	126,724	5,070
Western Refining, Inc.	124,237	5,042
* Bristow Group, Inc.	107,739	4,709
*^ Delta Petroleum Corp.	260,040	4,668
CARBO Ceramics Inc.	91,823	4,658
* Carrizo Oil & Gas, Inc.	101,062	4,534
* Gulfmark Offshore, Inc.	92,109	4,482
* ION Geophysical Corp.	319,988	4,425
* ATP Oil & Gas Corp.	93,149	4,381
* Rosetta Resources, Inc.	230,495	4,227
* Parker Drilling Co.	507,818	4,123
* Arena Resources, Inc.	62,834	4,116
* NATCO Group Inc.	79,070	4,092
*^ USEC Inc.	397,770	4,077
* Complete Production Services, Inc.	197,376	4,042
* Hornbeck Offshore Services, Inc.	105,986	3,890
Lufkin Industries, Inc.	68,439	3,766
* CNX Gas Corp.	129,809	3,735
General Maritime Corp.	133,120	3,715
*^ Warren Resources Inc.	263,556	3,305
* Petroleum Development Corp.	67,588	2,998
* Parallel Petroleum Corp.	171,422	2,912
* Pioneer Drilling Co.	225,627	2,748
* Matrix Service Co.	130,166	2,727
RPC Inc.	183,670	2,610
* Dawson Geophysical Co.	32,829	2,545
*^ SulphCo, Inc.	273,787	2,409
*^ International Coal Group, Inc.	530,389	2,355
W&T Offshore, Inc.	96,199	2,345
* Bois d'Arc Energy, Inc.	118,019	2,262
* Newpark Resources, Inc.	420,511	2,254
* Harvest Natural Resources, Inc.	188,510	2,251
* Energy Partners, Ltd.	152,253	2,235
* Allis-Chalmers Energy Inc.	116,711	2,211
*^ Contango Oil & Gas Co.	60,400	2,186
Gulf Island Fabrication, Inc.	55,850	2,144
* Uranium Resources Inc.	218,885	2,055
MarkWest Hydrocarbon, Inc.	33,707	1,959
*^ GMX Resources Inc.	60,284	1,939
* PetroQuest Energy, Inc.	174,652	1,874
*^ Evergreen Energy, Inc.	350,332	1,787
* Horizon Offshore, Inc.	104,848	1,730
*^ Goodrich Petroleum Corp.	54,488	1,727
* Trico Marine Services, Inc.	57,190	1,704
*^ Rentech, Inc.	781,426	1,688
*^ FX Energy, Inc.	218,929	1,631
* Edge Petroleum Corp.	125,689	1,614
* Vaalco Energy, Inc.	311,538	1,424
* Superior Well Services, Inc.	61,715	1,403
*^ McMoRan Exploration Co.	103,263	1,389
Alon USA Energy, Inc.	40,440	1,366
* TXCO Resources Inc.	150,318	1,347
*^ Pacific Ethanol, Inc.	139,854	1,345
* OYO Geospace Corp.	13,729	1,273
*^ Bolt Technology Corp.	38,700	1,264
* Mitcham Industries, Inc.	63,558	1,225
*^ Tri-Valley Corp.	160,836	1,222
* Abraxas Petroleum Corp.	319,839	1,222
* Quest Resource Corp.	115,149	1,111
* Clayton Williams Energy, Inc.	32,080	1,059
*^ Gasco Energy Inc.	560,404	1,037
* Basic Energy Services Inc.	49,200	1,034
*^ Ngas Resources Inc.	147,032	1,000
*^ BPZ Energy, Inc.	125,500	979
* Westmoreland Coal Co.	48,854	974
* Bronco Drilling Co., Inc.	64,900	961
*^ Cal Dive International, Inc.	62,800	942
*^ PowerSecure International, Inc.	74,700	931
* OMNI Energy Services Corp.	114,604	916
*^ ENGlobal Corp.	79,359	905
*^ American Oil & Gas Inc.	153,698	896
* Double Eagle Petroleum Co.	49,614	889
* Union Drilling, Inc.	60,767	886
* Brigham Exploration Co.	148,635	881
* Callon Petroleum Co.	63,273	881
*^ Verenium Corp.	165,516	874
*^ Aurora Oil & Gas Corp.	606,300	873
* PHI Inc.	29,330	852
* Cano Petroleum Inc.	111,700	829
*^ Transmeridian Exploration Inc.	395,948	824
*^ Toreador Resources Corp.	62,248	736
Panhandle Royalty Co.	27,200	672
Kayne Anderson Energy Development Co.	26,000	662
*^ James River Coal Co.	102,316	634
* Veneco Inc.	35,382	607
* Gulfport Energy Corp.	25,630	606
* Endeavor International Corp.	498,901	564
*^ VeraSun Energy Corp.	50,750	558
* The Meridian Resource Corp.	223,074	553
* Syntroleum Corp.	265,596	499
Royale Energy, Inc.	126,698	471
* Credo Pete Corp.	45,384	463
* Natural Gas Services Group	26,200	451
*^ Hyperdynamics Corp.	155,399	451
* Superior Offshore International Inc.	39,400	443
* Penn Octane Corp.	242,076	412
* US BioEnergy Corp.	50,086	386
* Aventine Renewable Energy Holdings, Inc.	34,937	369
* PHI Inc. Non-Voting	12,172	367
* Geomet, Inc.	60,168	306
*^ Dune Energy, Inc.	143,400	305
* Harken Energy Corp.	31,931	295
* T-3 Energy Services, Inc.	6,601	281
* Infinity, Inc.	212,269	257
* Geokinetics Inc.	9,900	231
Barnwell Industries, Inc.	11,466	191
* Green Plains Renewable Energy, Inc.	2,300	26
* Tengasco, Inc.	35,590	24
* RAM Energy Resources, Inc.	1,000	5

		1,151,028

Financials (18.9%)
NYSE Euronext	1,150,800	91,109
Nymex Holdings Inc.	405,807	52,828
Everest Re Group, Ltd.	277,252	30,564
SL Green Realty Corp. REIT	260,666	30,438
HCP, Inc. REIT	903,638	29,974
The Macerich Co. REIT	315,872	27,664
AMB Property Corp. REIT	438,416	26,222
New York Community Bancorp, Inc.	1,322,389	25,192
Ventas, Inc. REIT	585,890	24,256
Regency Centers Corp. REIT	305,904	23,478
People's United Financial Inc.	1,326,344	22,919
Federal Realty Investment Trust REIT	248,022	21,975
Eaton Vance Corp.	544,844	21,772
Nuveen Investments, Inc. Class A	351,361	21,763
W.R. Berkley Corp.	726,184	21,517
* Markel Corp.	43,836	21,217
White Mountains Insurance Group Inc.	40,231	20,910
Duke Realty Corp. REIT	602,455	20,369
^ Allied Capital Corp.	681,104	20,018
iStar Financial Inc. REIT	565,134	19,209
Old Republic International Corp.	1,022,127	19,155
* Nasdaq Stock Market Inc.	497,968	18,763
A.G. Edwards, Inc.	218,077	18,264
* TD Ameritrade Holding Corp.	991,177	18,059
Forest City Enterprise Class A	318,276	17,556
Fidelity National Financial, Inc. Class A	977,733	17,091
Hospitality Properties Trust REIT	415,643	16,896
Jones Lang LaSalle Inc.	164,396	16,893
Associated Banc-Corp.	563,047	16,683
Rayonier Inc. REIT	343,876	16,520
Liberty Property Trust REIT	405,049	16,287
Camden Property Trust REIT	248,884	15,991
Health Care Inc. REIT	359,959	15,925
First American Corp.	424,109	15,531
* Affiliated Managers Group, Inc.	121,795	15,530
SEI Investments Co.	564,430	15,398
Popular, Inc.	1,239,519	15,221
BlackRock, Inc.	86,561	15,011
Colonial BancGroup, Inc.	677,874	14,656
UDR, Inc. REIT	596,341	14,503
HCC Insurance Holdings, Inc.	500,252	14,327
Weingarten Realty Investors REIT	342,098	14,183
Raymond James Financial, Inc.	419,081	13,767
Jefferies Group, Inc.	484,288	13,478
* Conseco, Inc.	838,441	13,415
Brown & Brown, Inc.	506,114	13,311
Protective Life Corp.	311,983	13,241
Essex Property Trust, Inc. REIT	112,111	13,181
Cullen/Frost Bankers, Inc.	262,949	13,179
Erie Indemnity Co. Class A	215,324	13,163
Commerce Bancshares, Inc.	281,293	12,909
Alexandria Real Estate Equities, Inc. REIT	133,890	12,888
Taubman Co. REIT	235,015	12,867
TCF Financial Corp.	487,901	12,773
Nationwide Financial Services, Inc.	235,918	12,697
City National Corp.	182,327	12,674
The PMI Group Inc.	385,894	12,619
BRE Properties Inc. Class A REIT	225,573	12,616
UnionBanCal Corp.	215,790	12,604
Realty Income Corp. REIT	449,199	12,555
Mack-Cali Realty Corp. REIT	300,572	12,354
Arthur J. Gallagher & Co.	423,835	12,279
Nationwide Health Properties, Inc. REIT	405,534	12,219
Valley National Bancorp	533,824	11,840
Wilmington Trust Corp.	302,312	11,760
StanCorp Financial Group, Inc.	235,234	11,646
Bank of Hawaii Corp.	219,887	11,621
International Securities Exchange, Inc.	172,776	11,484
^ The St. Joe Co.	333,478	11,208
Fulton Financial Corp.	773,769	11,127
Digital Realty Trust, Inc. REIT	272,744	10,743
* Philadelphia Consolidated Holding Corp.	258,263	10,677
Webster Financial Corp.	243,874	10,272
CBL & Associates Properties, Inc. REIT	292,907	10,266
Washington Federal Inc.	390,459	10,253
The Hanover Insurance Group Inc.	231,833	10,245
Douglas Emmett, Inc. REIT	413,117	10,216
Waddell & Reed Financial, Inc.	375,031	10,137
East West Bancorp, Inc.	277,445	9,977
Brandywine Realty Trust REIT	388,808	9,841
Astoria Financial Corp.	369,423	9,801
Apollo Investment Corp.	470,490	9,786
Unitrin, Inc.	194,876	9,664
HRPT Properties Trust REIT	951,648	9,412
Highwood Properties, Inc. REIT	256,209	9,395
^ The First Marblehead Corp.	243,579	9,239
* Alleghany Corp.	22,729	9,228
American Financial Group, Inc.	320,803	9,140
* AmeriCredit Corp.	516,482	9,080
Kilroy Realty Corp. REIT	147,012	8,913
Corporate Office Properties Trust, Inc. REIT	212,128	8,831
* Investment Technology Group, Inc.	201,356	8,654
Mercury General Corp.	160,099	8,634
Radian Group, Inc.	361,210	8,409
National Financial Partners Corp.	154,155	8,167
* ProAssurance Corp.	151,377	8,155
DCT Industrial Trust Inc. REIT	764,887	8,008
Whitney Holdings Corp.	303,313	8,001
Delphi Financial Group, Inc.	197,832	7,996
Potlatch Corp. REIT	177,207	7,980
First Industrial Realty Trust REIT	204,533	7,950
UCBH Holdings, Inc.	453,789	7,932
Home Properties, Inc. REIT	150,762	7,867
BancorpSouth, Inc.	321,664	7,816
^ IndyMac Bancorp, Inc.	329,433	7,778
LaSalle Hotel Properties REIT	182,419	7,676
Post Properties, Inc. REIT	198,221	7,671
First Midwest Bancorp, Inc.	223,317	7,629
The South Financial Group, Inc.	332,997	7,572
Zenith National Insurance Corp.	168,652	7,571
Reinsurance Group of America, Inc.	132,766	7,537
DiamondRock Hospitality Co. REIT	430,018	7,487
Senior Housing Properties Trust REIT	339,023	7,479
* SVB Financial Group	156,678	7,420
National Retail Properties REIT	303,518	7,400
The Phoenix Cos., Inc.	518,951	7,322
Colonial Properties Trust REIT	211,182	7,244
FirstMerit Corp.	366,056	7,233
Cathay General Bancorp	223,406	7,196
BioMed Realty Trust, Inc. REIT	297,268	7,164
Hilb, Rogal and Hamilton Co.	165,029	7,151
Chittenden Corp.	202,811	7,131
^ Thornburg Mortgage, Inc. REIT	548,783	7,052
Washington REIT	212,094	7,037
Strategic Hotels and Resorts, Inc. REIT	338,038	6,960
Sunstone Hotel Investors, Inc. REIT	270,677	6,940
NewAlliance Bancshares, Inc.	461,041	6,768
First Niagara Financial Group, Inc.	477,253	6,753
Westamerica Bancorporation	134,757	6,712
Pennsylvania REIT	169,191	6,588
First Community Bancorp	118,188	6,466
Trustmark Corp.	224,528	6,296
* TFS Financial Corp.	483,150	6,252
Sterling Financial Corp.	231,826	6,238
Entertainment Properties Trust REIT	121,428	6,169
Transatlantic Holdings, Inc.	87,438	6,150
Commerce Group, Inc.	206,818	6,095
Alabama National BanCorporation	77,821	6,064
UMB Financial Corp.	141,169	6,051
Lexington Realty Trust REIT	292,535	5,854
Healthcare Realty Trust Inc. REIT	217,543	5,800
Tanger Factory Outlet Centers, Inc. REIT	142,254	5,774
Mid-America Apartment Communities, Inc. REIT	115,700	5,768
Equity Lifestyle Properties, Inc. REIT	110,773	5,738
Umpqua Holdings Corp.	283,865	5,680
Equity Inns, Inc. REIT	250,639	5,659
Pacific Capital Bancorp	213,866	5,625
FelCor Lodging Trust, Inc. REIT	282,221	5,625
Citizens Banking Corp.	344,405	5,548
* Knight Capital Group, Inc. Class A	457,237	5,469
Glacier Bancorp, Inc.	238,951	5,381
United Bankshares, Inc.	175,230	5,334
Great American Financial Resources, Inc.	217,228	5,326
Prosperity Bancshares, Inc.	157,320	5,217
Capitol Federal Financial	151,884	5,194
Selective Insurance Group	243,798	5,188
CNA Financial Corp.	131,800	5,182
BOK Financial Corp.	100,757	5,180
Ares Capital Corp.	317,744	5,170
R.L.I. Corp.	90,049	5,108
^ Downey Financial Corp.	88,288	5,103
Cash America International Inc.	135,465	5,093
International Bancshares Corp.	232,997	5,056
Cousins Properties, Inc. REIT	171,020	5,021
Hancock Holding Co.	125,263	5,021
Old National Bancorp	302,343	5,010
Employers Holdings, Inc.	240,891	4,965
* GFI Group Inc.	57,472	4,949
EastGroup Properties, Inc. REIT	109,242	4,944
First Charter Corp.	160,125	4,831
Student Loan Corp.	26,601	4,797
American Financial Realty Trust REIT	593,188	4,775
Susquehanna Bancshares, Inc.	237,100	4,766
* Signature Bank	134,436	4,736
Omega Healthcare Investors, Inc. REIT	304,061	4,722
MB Financial, Inc.	136,055	4,701
Boston Private Financial Holdings, Inc.	168,417	4,689
Wintrust Financial Corp.	109,284	4,665
* Interactive Brokers Group, Inc.	177,257	4,655
Ashford Hospitality Trust REIT	462,460	4,648
Provident Bankshares Corp.	146,744	4,597
Equity One, Inc. REIT	168,100	4,572
^ United Community Banks, Inc.	185,281	4,543
F.N.B. Corp.	274,217	4,536
Franklin Street Properties Corp. REIT	262,775	4,533
* Piper Jaffray Cos., Inc.	84,071	4,506
Greater Bay Bancorp	161,490	4,457
Maguire Properties, Inc. REIT	172,192	4,448
Sovran Self Storage, Inc. REIT	93,696	4,295
optionsXpress Holdings Inc.	162,333	4,243
Provident Financial Services Inc.	258,514	4,232
First Citizens BancShares Class A	24,120	4,207
Inland Real Estate Corp. REIT	268,981	4,167
^ Frontier Financial Corp.	177,684	4,145
PS Business Parks, Inc. REIT	72,578	4,126
Central Pacific Financial Co.	140,139	4,092
MCG Capital Corp.	283,724	4,083
Extra Space Storage Inc. REIT	263,462	4,055
* Universal American Financial Corp.	175,658	4,007
Glimcher Realty Trust REIT	169,840	3,991
Acadia Realty Trust REIT	145,797	3,956
Odyssey Re Holdings Corp.	104,279	3,870
Horace Mann Educators Corp.	196,258	3,868
Sterling Bancshares, Inc.	338,519	3,863
^ Portfolio Recovery Associates, Inc.	72,353	3,840
^ Greenhill & Co., Inc.	62,423	3,811
First Financial Bankshares, Inc.	94,197	3,785
United Fire & Casualty Co.	95,209	3,722
TrustCo Bank NY	339,911	3,715
National Penn Bancshares Inc.	223,062	3,649
Friedman, Billings, Ramsey Group, Inc. REIT	790,070	3,642
^ Park National Corp.	41,308	3,602
Infinity Property & Casualty Corp.	87,947	3,537
* Alexander's, Inc. REIT	9,162	3,532
CVB Financial Corp.	301,235	3,524
First BanCorp Puerto Rico	361,171	3,431
* KBW Inc.	117,111	3,370
NBT Bancorp, Inc.	154,126	3,351
*^ First Federal Financial Corp.	67,528	3,346
Community Banks, Inc.	111,639	3,326
* Investors Bancorp, Inc.	234,798	3,325
National Health Investors REIT	107,465	3,322
Financial Federal Corp.	117,455	3,290
* Stifel Financial Corp.	56,512	3,269
* Navigators Group, Inc.	59,878	3,248
Saul Centers, Inc. REIT	62,113	3,199
Northwest Bancorp, Inc.	112,115	3,191
Brookline Bancorp, Inc.	275,010	3,187
Parkway Properties Inc. REIT	71,911	3,174
*^ Tejon Ranch Co.	76,618	3,172
Alfa Corp.	174,459	3,172
First Commonwealth Financial Corp.	284,721	3,149
* PICO Holdings, Inc.	75,540	3,139
FBL Financial Group, Inc. Class A	78,499	3,100
American Campus Communities, Inc. REIT	105,134	3,079
LandAmerica Financial Group, Inc.	77,768	3,031
* First Cash Financial Services, Inc.	127,833	2,994
Bank Mutual Corp.	253,127	2,984
City Holding Co.	81,780	2,978
S & T Bancorp, Inc.	92,242	2,960
Medical Properties Trust Inc. REIT	221,797	2,954
U-Store-It Trust REIT	223,557	2,951
^ PrivateBancorp, Inc.	84,054	2,928
Midland Co.	52,774	2,900
Hanmi Financial Corp.	185,763	2,877
^ Cascade Bancorp	128,518	2,861
Stewart Information Services Corp.	82,550	2,829
Advanta Corp. Class A	116,032	2,828
Community Bank System, Inc.	144,099	2,813
Cedar Shopping Centers, Inc. REIT	203,398	2,770
Chemical Financial Corp.	112,649	2,732
Amcore Financial, Inc.	109,515	2,729
Provident New York Bancorp, Inc.	205,772	2,698
WestBanco Inc.	107,733	2,691
* World Acceptance Corp.	81,241	2,687
Harleysville Group, Inc.	81,227	2,598
Sterling Financial Corp. (PA)	149,898	2,571
Cohen & Steers, Inc.	68,804	2,548
Ramco-Gershenson Properties Trust REIT	80,685	2,521
* Texas Capital Bancshares, Inc.	115,115	2,503
State Auto Financial Corp.	85,103	2,489
First Potomac REIT	112,091	2,444
Advance America, Cash Advance Centers, Inc.	228,184	2,435
Community Trust Bancorp Inc.	81,043	2,435
Safety Insurance Group, Inc.	67,403	2,422
First Indiana Corp.	77,221	2,419
Columbia Banking System, Inc.	75,933	2,416
Sun Communities, Inc. REIT	80,069	2,408
Calamos Asset Management, Inc.	84,147	2,375
IBERIABANK Corp.	45,046	2,372
Universal Health Realty Income REIT	66,691	2,370
Getty Realty Holding Corp. REIT	86,955	2,365
National Western Life Insurance Co. Class A	9,157	2,344
* EZCORP, Inc.	173,283	2,331
TierOne Corp.	87,570	2,318
BankUnited Financial Corp.	147,340	2,290
Dime Community Bancshares	149,937	2,245
* Pinnacle Financial Partners, Inc.	77,731	2,240
LTC Properties, Inc. REIT	94,098	2,227
Independent Bank Corp. (MA)	73,698	2,189
Banner Corp.	63,303	2,177
First Financial Bancorp	170,069	2,173
Investors Real Estate Trust REIT	200,927	2,170
KNBT Bancorp Inc.	130,606	2,160
BankFinancial Corp.	136,373	2,157
SWS Group, Inc.	120,484	2,131
* CompuCredit Corp.	97,790	2,123
WSFS Financial Corp.	33,825	2,111
*^ Hilltop Holdings Inc.	179,561	2,108
Kite Realty Group Trust REIT	111,422	2,095
American Physicians Capital, Inc.	53,534	2,086
American Equity Investment Life Holding Co.	195,631	2,083
Harleysville National Corp.	130,817	2,079
* Centennial Bank Holdings Inc.	320,544	2,051
Tower Group, Inc.	78,354	2,051
^ Corus Bankshares Inc.	156,286	2,035
* FPIC Insurance Group, Inc.	47,191	2,032
U.S.B. Holding Co., Inc.	87,058	2,022
Simmons First National Corp.	76,613	2,018
Anchor Bancorp Wisconsin Inc.	74,597	2,014
National Interstate Corp.	64,480	1,985
* FCStone Group, Inc.	61,145	1,973
* Move, Inc.	713,001	1,968
* Dollar Financial Corp.	68,354	1,950
Bank of the Ozarks, Inc.	63,285	1,932
Kearny Financial Corp.	148,708	1,902
Suffolk Bancorp	59,314	1,902
* Nexcen Brands, Inc.	282,813	1,901
BancFirst Corp.	42,312	1,899
First Financial Holdings, Inc.	59,834	1,872
* Ocwen Financial Corp.	198,106	1,868
* CNA Surety Corp.	104,848	1,848
West Coast Bancorp	64,624	1,836
Sandy Spring Bancorp, Inc.	60,914	1,835
BankAtlantic Bancorp, Inc. Class A	211,364	1,833
*^ Western Alliance Bancorp	77,300	1,822
Partners Trust Financial Group, Inc.	148,665	1,809
* MarketAxess Holdings, Inc.	120,374	1,806
* Superior Bancorp	203,948	1,801
CapLease, Inc. REIT	174,857	1,792
First Busey Corp.	81,735	1,791
Gamco Investors Inc. Class A	32,649	1,789
Capitol Bancorp Ltd.	71,925	1,786
^ ASTA Funding, Inc.	46,591	1,785
* Tradestation Group Inc.	152,844	1,784
S.Y. Bancorp, Inc.	65,815	1,780
First Source Corp.	76,547	1,753
Washington Trust Bancorp, Inc.	64,933	1,751
* Sun Bancorp, Inc. (NJ)	97,438	1,705
Integra Bank Corp.	93,792	1,700
* Thomas Weisel Partners Group, Inc.	115,068	1,670
Mainsource Financial Group, Inc.	91,604	1,615
Flushing Financial Corp.	96,064	1,614
First Merchants Corp.	74,756	1,612
NewBridge Bancorp.	126,643	1,608
Nara Bancorp, Inc.	102,754	1,605
First Financial Corp. (IN)	52,741	1,598
Flagstar Bancorp, Inc.	163,789	1,594
Old Second Bancorp, Inc.	55,804	1,590
* Virginia Commerce Bancorp, Inc.	110,729	1,588
*^ Accredited Home Lenders Holding Co.	133,651	1,560
Great Southern Bancorp, Inc.	62,683	1,557
First Bancorp (NC)	76,221	1,553
Mission West Properties Inc. REIT	127,200	1,545
First State Bancorporation	78,591	1,544
Presidential Life Corp.	90,739	1,539
Nelnet, Inc.	84,215	1,536
Renasant Corp.	70,839	1,532
* Community Bancorp	59,545	1,497
Education Realty Trust, Inc. REIT	110,516	1,492
^ Seacoast Banking Corp. of Florida	79,644	1,489
Hersha Hospitality Trust REIT	149,017	1,475
Associated Estates Realty Corp. REIT	112,799	1,471
PFF Bancorp, Inc.	95,499	1,465
Bank of Granite Corp.	107,724	1,463
GMH Communities Trust REIT	188,440	1,460
Baldwin & Lyons, Inc. Class B	53,219	1,453
Preferred Bank, Los Angeles	36,262	1,427
* The Bancorp Inc.	77,238	1,426
^ Capital City Bank Group, Inc.	45,543	1,421
MVC Capital, Inc.	76,000	1,408
Hercules Technology Growth Capital, Inc.	106,112	1,408
Peoples Bancorp, Inc.	53,708	1,406
*^ Citizens, Inc.	180,665	1,382
Omega Financial Corp.	51,764	1,367
Heritage Commerce Corp.	64,576	1,367
Sterling Bancorp	97,545	1,366
Greene County Bancshares	36,608	1,334
* LaBranche & Co. Inc.	283,875	1,329
PremierWest Bancorp	103,439	1,324
Consolidated-Tomoka Land Co.	19,573	1,316
Yardville National Bancorp	38,927	1,309
Macatawa Bank Corp.	96,547	1,306
* First Regional Bancorp	52,822	1,296
Cardinal Financial Corp.	129,170	1,290
* SCPIE Holdings Inc.	57,874	1,288
AmericanWest Bancorporation	65,372	1,282
* Pacific Mercantile Bancorp	79,298	1,251
^ U.S. Global Investors, Inc. Class A	65,300	1,242
Amtrust Financial Services Inc.	81,585	1,238
Evercore Partners Inc.	47,000	1,236
^ Fremont General Corp.	313,934	1,224
Oak Hill Financial, Inc.	39,077	1,222
First Place Financial Corp.	68,927	1,220
Vineyard National Bancorp Co.	72,906	1,219
Capital Southwest Corp.	9,918	1,218
*^ Wauwatosa Holdings, Inc.	74,911	1,217
North Valley Bancorp	53,910	1,216
^ Home Bancshares Inc.	55,599	1,212
Oriental Financial Group Inc.	103,667	1,192
United Community Financial Corp.	164,995	1,191
* PMA Capital Corp. Class A	124,869	1,186
* Seabright Insurance Holdings, Inc.	69,131	1,180
Donegal Group Inc. Class B	63,194	1,180
Union Bankshares Corp.	51,776	1,176
City Bank Lynnwood (WA)	40,629	1,167
Financial Institutions, Inc.	64,352	1,163
Horizon Financial Corp.	57,321	1,162
W Holding Co., Inc.	518,952	1,162
First Community Bancshares, Inc.	32,049	1,161
TriCo Bancshares	51,869	1,155
Arrow Financial Corp.	51,746	1,153
MBT Financial Corp.	96,125	1,151
* Pennsylvania Commerce Bancorp, Inc.	36,332	1,144
* Bank of Florida Corp.	70,013	1,140
Ameris Bancorp	62,969	1,138
Republic Property Trust REIT	77,200	1,133
German American Bancorp	82,425	1,133
Thomas Properties Group, Inc.	94,326	1,132
Independent Bank Corp. (MI)	102,401	1,132
* Meadowbrook Insurance Group, Inc.	124,464	1,121
Clifton Savings Bancorp, Inc.	94,702	1,120
Irwin Financial Corp.	101,321	1,117
West Bancorporation	71,934	1,116
^ Temecula Valley Bancorp, Inc.	64,488	1,094
*^ Triad Guaranty, Inc.	57,628	1,093
OceanFirst Financial Corp.	60,512	1,055
Berkshire Hills Bancorp, Inc.	34,510	1,043
FNB Corp. (NC)	64,377	1,029
* Franklin Bank Corp.	111,212	1,023
Lakeland Bancorp, Inc.	75,196	1,021
United Western Bancorp. Inc.	48,251	1,020
First United Corp.	47,852	1,004
Westwood Holdings Group, Inc.	29,126	999
Imperial Capital Bancorp Inc.	35,359	999
Wilshire Bancorp Inc.	89,929	987
^ Gladstone Capital Corp.	49,638	969
Lakeland Financial Corp.	41,839	967
* Diamond Hill Investment Group	11,804	965
ProCentury Corp.	65,329	956
Winthrop Realty Trust Inc. REIT	141,783	954
SCBT Financial Corp.	27,296	943
ViewPoint Financial Group	50,738	938
Tompkins Trustco, Inc.	23,569	936
Univest Corp. of Pennsylvania	39,050	926
Midwest Banc Holdings, Inc.	62,504	923
Westfield Financial, Inc.	94,596	919
Meta Financial Group, Inc.	22,904	913
NYMAGIC, Inc.	32,639	908
Willow Grove Bancorp, Inc.	72,968	907
Camco Financial Corp.	67,532	898
* Dearborn Bancorp, Inc.	68,837	889
Heartland Financial USA, Inc.	42,748	878
Supertel Hospitality, Inc. REIT	116,383	878
Monmouth Real Estate Investment Corp. REIT	104,202	877
* Crawford & Co. Class B	139,326	869
Kohlberg Capital Corp.	57,467	865
Timberland Bancorp, Inc.	54,068	854
Asset Acceptance Capital Corp.	73,185	849
United Security Bancshares, Inc.	35,991	848
Abington Community Bancorp Inc.	86,828	847
Sanders Morris Harris Group Inc.	83,118	844
GB&T Bancshares, Inc.	63,596	843
Capital Bank Corp.	55,893	838
Peoples Bancorp of North Carolina	47,015	832
^ First South Bancorp, Inc.	31,785	831
CFS Bancorp, Inc.	58,879	830
Capital Corp. of the West	44,711	824
Center Financial Corp.	59,024	821
Wainwright Bank & Trust Co.	63,932	818
Kansas City Life Insurance Co.	18,429	812
National Health Realty Inc. REIT	34,701	807
CoBiz Inc.	47,144	807
*^ EuroBancshares, Inc.	104,129	802
Hawthorn Bancshares Inc.	25,808	800
^ Shore Bancshares, Inc.	33,033	797
Republic Bancorp, Inc. Class A	50,165	795
* Ameriserv Financial Inc.	238,488	794
Sierra Bancorp	27,687	794
QC Holdings Inc.	54,699	790
Citizens & Northern Corp.	43,023	790
Advanta Corp. Class B	28,818	790
Affirmative Insurance Holdings, Inc.	68,073	782
Southwest Bancorp, Inc.	41,473	781
^ Southside Bancshares, Inc.	35,237	778
Century Bancorp, Inc. Class A	35,931	776
* United Capital Corp.	29,188	773
Massbank Corp.	20,902	773
Camden National Corp.	21,977	769
Virginia Financial Group, Inc.	40,066	762
MicroFinancial Inc.	126,618	753
Pacific Continental Corp.	48,160	753
TIB Financial Corp.	67,981	751
Cadence Financial Corp.	41,958	738
* Republic First Bancorp, Inc.	92,537	738
^ BancTrust Financial Group, Inc.	46,303	737
^ Enterprise Financial Services Corp.	30,182	735
MetroCorp Bancshares, Inc.	45,568	734
Urstadt Biddle Properties Class A REIT	47,407	733
Intervest Bancshares Corp.	29,439	729
American Land Lease, Inc. REIT	32,411	728
^ Cooperative Bankshares, Inc.	42,809	728
Merchants Bancshares, Inc.	31,151	724
Technology Investment Capital Corp.	54,061	723
American National Bankshares Inc.	32,444	721
Citizens South Banking Corp.	58,242	718
* Meruelo Maddux Properties Inc.	121,300	717
* Encore Capital Group, Inc.	60,240	711
Agree Realty Corp. REIT	22,621	709
Millennium Bankshares Corp.	100,774	706
* First Mercury Financial Corp.	32,800	706
Heritage Financial Corp.	31,936	704
Smithtown Bancorp, Inc.	30,171	701
Center Bancorp, Inc.	57,850	695
FNB Corp. (VA)	22,833	687
*^ Oritani Financial Corp.	43,259	685
HMN Financial, Inc.	23,098	684
EMC Insurance Group, Inc.	26,272	683
* Rewards Network Inc.	140,508	681
Guaranty Federal Bancshares, Inc.	22,553	677
PennantPark Investment Corp.	50,500	677
Atlantic Coast Federal Corp.	44,532	673
* eHealth, Inc.	24,223	671
State Bancorp, Inc.	41,059	669
* Bridge Capital Holdings	30,030	668
^ Colony Bankcorp, Inc.	38,877	667
Home Federal Bancorp (IN)	24,879	666
Brooklyn Federal Bancorp	48,000	665
^ Security Bank Corp.	52,946	663
Centrue Financial Corp.	33,073	663
* Marlin Business Services Inc.	46,117	661
* AmCOMP, Inc.	69,370	655
Bancorp Rhode Island Inc.	18,128	648
^ United Security Bancshares (CA)	34,415	647
Royal Bancshares of Pennsylvania, Inc.	29,421	645
One Liberty Properties, Inc. REIT	33,000	642
Urstadt Biddle Properties REIT	38,700	641
Community Capital Corp.	31,713	639
Provident Financial Holdings, Inc.	28,522	635
Jefferson Bancshares, Inc.	58,774	632
Mercantile Bank Corp.	28,806	618
Summit Financial Group, Inc.	33,886	615
Home Federal Bancorp, Inc.	46,069	613
Gladstone Investment Corp.	47,151	605
Independence Holding Co.	29,549	602
TF Financial Corp.	21,657	600
* Specialty Underwriters' Alliance, Inc.	85,493	598
Taylor Capital Group, Inc.	21,167	591
First Security Group Inc.	58,934	589
AmREIT, Inc. REIT	72,900	589
* NewStar Financial, Inc.	52,075	585
K-Fed Bancorp	43,719	576
Peapack Gladstone Financial Corp.	22,119	567
* Amerisafe Inc.	34,228	566
Rainier Pacific Financial Group Inc.	33,766	564
Patriot Capital Funding Inc.	42,052	562
Northrim Bancorp Inc.	22,254	554
American Bancorp of New Jersey, Inc.	50,751	552
*^ First Acceptance Corp.	106,866	540
Gateway Financial Holdings, Inc.	33,354	525
Farmers Capital Bank Corp.	18,404	523
Southern Community Financial Corp.	60,151	520
Northern States Financial Corp.	23,382	514
* KMG America Corp.	86,274	511
National Bankshares, Inc.	26,278	510
James River Group Inc.	15,666	508
* Penson Worldwide, Inc.	27,134	501
* Credit Acceptance Corp.	21,647	500
Medallion Financial Corp.	45,841	499
Federal Agricultural Mortgage Corp. Class C	16,905	496
* Grubb & Ellis Co.	53,300	496
BRT Realty Trust REIT	28,255	490
* Consumer Portfolio Services, Inc.	85,663	486
NASB Financial Inc.	13,444	483
*^ ZipRealty, Inc.	75,182	480
* Penn Treaty American Corp.	81,500	476
* Clayton Holdings, Inc.	59,239	475
MutualFirst Financial Inc.	26,844	474
Citizens First Bancorp, Inc.	26,096	468
Columbia Bancorp (OR)	23,409	464
* Wilshire Enterprises, Inc.	106,340	463
PMC Commercial Trust REIT	34,704	454
Highland Distressed Opportunities, Inc.	35,000	449
*^ Ladenburg Thalmann Financial Services, Inc.	227,685	446
Cascade Financial Corp.	28,458	436
Peoples Community Bancorp	25,284	436
The Washington Savings Bank	61,485	430
UMH Properties, Inc. REIT	30,906	430
*^ Cash Systems, Inc.	78,014	411
Synergy Financial Group, Inc.	27,074	410
Beverly Hills Bancorp Inc.	63,991	396
Bank of Marin Bancorp	12,004	387
* Southcoast Financial Corp	20,875	380
21ST Century Holding Co.	26,689	379
Monarch Community Bancorp, Inc.	30,666	370
Fidelity Southern Corp.	24,651	368
Centerstate Banks of Florida	23,008	364
Bryn Mawr Bank Corp.	16,695	363
* Epoch Holding Corp.	25,266	356
1st Independence Financial Group, Inc.	22,502	354
Yadkin Valley Bank and Trust Co.	22,001	352
Mercer Insurance Group, Inc.	19,856	351
* United PanAm Financial Corp.	42,206	348
* Newtek Business Services, Inc.	196,727	331
*^ International Assets Holding Corp.	12,802	330
Eagle Bancorp, Inc.	24,333	323
*^ HouseValues, Inc.	82,256	322
* Essa Bancorp Inc.	28,600	318
* HFF Inc. Class A	26,500	315
Firstbank Corp.	18,868	312
Pulaski Financial Corp.	23,885	309
Brooke Corp.	31,198	309
^ Life Partners Holdings	9,125	307
Pamrapo Bancorp, Inc.	16,095	305
Riverview Bancorp Inc.	20,307	302
Ames National Corp.	14,657	301
Presidential Realty Corp. REIT	46,000	299
* FirstCity Financial Corp.	29,999	297
* Ocean Shore Holding Co.	26,004	296
* Cowen Group, Inc.	21,374	295
Gladstone Commercial Corp. REIT	15,751	295
Cogdell Spencer Inc. REIT	15,100	279
Rockville Financial, Inc.	19,451	277
ESB Financial Corp.	25,634	272
Leesport Financial Corp.	14,203	272
First Defiance Financial Corp.	10,044	271
Federal Agricultural Mortgage Corp. Class A	12,788	259
American River Bankshares	10,834	238
* Financial Industries Corp.	37,626	217
PAB Bankshares, Inc.	12,733	211
* Reis, Inc.	27,755	204
* Integrity Bancshares, Inc.	44,112	204
Middleburg Financial Corp.	6,683	200
*^ Doral Financial Corp.	8,962	197
Alliance financial Corp.	7,756	194
* Central Jersy Bancorp	24,810	192
Heritage Financial Group	12,943	181
* Nicholas Financial Inc.	18,600	171
^ Delta Financial Corp.	33,912	167
* First Albany Cos. Inc.	96,389	164
Donegal Group Inc. Class A	9,976	161
Prudential Bancorp, Inc. of Pennsylvania	12,508	157
*^ ACA Capital Holdings Inc.	24,500	149
Feldman Mall Properties, Inc. REIT	18,913	143
Legacy Bancorp, Inc.	10,097	141
Washington Banking Co.	6,771	137
Princeton National Bancorp, Inc.	5,107	133
Tortoise Capital Resources Corp.	6,700	96
* Darwin Professional Underwriters, Inc.	2,900	63
* Investors Capital Holdings, Ltd.	10,500	51
Hampton Roads Bankshares, Inc.	4,050	50
* Malan Realty Investors, Inc. REIT	49,200	36
Commonwealth Bankshares, Inc.	1,399	29
* Horizon Group Properties, Inc. REIT	3,415	23
* National Atlantic Holdings Corp	1,600	15
* AMV Liquidating Trust	94,702	11
* Sun American Bancorp	1,420	9
* R & G Financial Corp. Class B	2,900	5
* Transnational Financial Network	100	-
* Vesta Insurance Group, Inc.	32,126	-
* NetBank, Inc.	381	-

		2,717,883

Health Care (12.3%)
* Genentech, Inc.	2,020,542	157,643
* Intuitive Surgical, Inc.	165,262	38,010
* DaVita, Inc.	463,252	29,268
DENTSPLY International Inc.	668,072	27,819
Dade Behring Holdings Inc.	361,341	27,588
* Health Net Inc.	488,368	26,396
* Amylin Pharmaceuticals, Inc.	494,561	24,728
* Cytyc Corp.	513,113	24,450
* Henry Schein, Inc.	392,154	23,859
* Vertex Pharmaceuticals, Inc.	577,834	22,195
* Covance, Inc.	280,143	21,823
* Cephalon, Inc.	295,048	21,556
Beckman Coulter, Inc.	273,201	20,151
* WellCare Health Plans Inc.	178,690	18,839
* Endo Pharmaceuticals Holdings, Inc.	591,053	18,329
Omnicare, Inc.	538,014	17,824
* Cerner Corp.	290,306	17,363
* Charles River Laboratories, Inc.	301,039	16,903
* Invitrogen Corp.	204,555	16,718
Pharmaceutical Product Development, Inc.	462,997	16,409
* Respironics, Inc.	327,093	15,710
* VCA Antech, Inc.	372,365	15,546
* Gen-Probe Inc.	233,256	15,530
Hillenbrand Industries, Inc.	275,401	15,153
* IDEXX Laboratories Corp.	137,105	15,025
* ResMed Inc.	343,997	14,747
*^ Hologic, Inc.	238,427	14,544
* Millennium Pharmaceuticals, Inc.	1,418,046	14,393
* Pediatrix Medical Group, Inc.	217,894	14,255
* Kyphon Inc.	202,434	14,170
* Lincare Holdings, Inc.	378,228	13,862
* Kinetic Concepts, Inc.	238,794	13,439
* Community Health Systems, Inc.	427,278	13,434
* Sepracor Inc.	478,069	13,147
Universal Health Services Class B	240,149	13,069
* Edwards Lifesciences Corp.	254,255	12,537
* Illumina, Inc.	238,142	12,355
* Inverness Medical Innovations, Inc.	208,716	11,546
* HLTH Corp.	811,205	11,495
* PDL BioPharma Inc.	524,406	11,332
* Ventana Medical Systems, Inc.	130,257	11,190
* ImClone Systems, Inc.	269,996	11,162
* Techne Corp.	176,449	11,130
* Immucor Inc.	308,243	11,020
* Alexion Pharmaceuticals, Inc.	165,625	10,791
* BioMarin Pharmaceutical Inc.	430,905	10,730
* Onyx Pharmaceuticals, Inc.	242,217	10,541
Cooper Cos., Inc.	200,688	10,520
* Sierra Health Services, Inc.	248,206	10,472
* Myriad Genetics, Inc.	195,910	10,217
* MGI Pharma, Inc.	359,281	9,981
* Psychiatric Solutions, Inc.	244,319	9,597
* OSI Pharmaceuticals, Inc.	262,008	8,906
* Varian, Inc.	137,297	8,733
* Healthways, Inc.	159,551	8,611
* Alkermes, Inc.	459,807	8,460
* Advanced Medical Optics, Inc.	272,733	8,343
* AMERIGROUP Corp.	237,675	8,195
*^ Medarex, Inc.	572,597	8,108
STERIS Corp.	295,084	8,065
* Affymetrix, Inc.	311,724	7,908
* LifePoint Hospitals, Inc.	262,546	7,879
Medicis Pharmaceutical Corp.	253,866	7,745
* Align Technology, Inc.	302,131	7,653
Health Management Associates Class A	1,101,033	7,641
* Bio-Rad Laboratories, Inc. Class A	83,845	7,588
Perrigo Co.	346,101	7,389
* Magellan Health Services, Inc.	178,401	7,240
* Sunrise Senior Living, Inc.	203,614	7,202
Mentor Corp.	154,312	7,106
Owens & Minor, Inc. Holding Co.	184,144	7,014
* ArthroCare Corp.	125,183	6,996
* Dionex Corp.	84,792	6,738
Chemed Corp.	108,377	6,737
Brookdale Senior Living Inc.	167,957	6,686
* Valeant Pharmaceuticals International	417,920	6,469
* inVentiv Health, Inc.	146,713	6,429
* United Therapeutics Corp.	94,497	6,288
* Human Genome Sciences, Inc.	610,903	6,286
West Pharmaceutical Services, Inc.	150,214	6,258
*^ HealthSouth Corp.	347,500	6,085
*^ Adams Respiratory Therapeutics, Inc.	155,938	6,010
* Allscripts Healthcare Solutions, Inc.	221,028	5,974
* Haemonetics Corp.	119,698	5,915
* PSS World Medical, Inc.	304,750	5,830
* Cepheid, Inc.	249,238	5,683
* Nuvasive, Inc.	157,168	5,647
* Isis Pharmaceuticals, Inc.	374,975	5,613
*^ American Medical Systems Holdings, Inc.	327,883	5,558
* Pharmion Corp.	117,056	5,401
PolyMedica Corp.	102,369	5,376
* Regeneron Pharmaceuticals, Inc.	300,444	5,348
* Cubist Pharmaceuticals, Inc.	251,860	5,322
* DJ Orthopedics Inc.	107,416	5,274
* LifeCell Corp.	139,269	5,232
* Theravance, Inc.	200,545	5,232
* Apria Healthcare Group Inc.	198,886	5,173
* PAREXEL International Corp.	123,839	5,111
* Thoratec Corp.	242,192	5,011
* Eclipsys Corp.	212,735	4,961
* K-V Pharmaceutical Co. Class A	163,733	4,683
* Exelixis, Inc.	440,213	4,662
* Amedisys Inc.	118,201	4,541
Meridian Bioscience Inc.	147,459	4,471
*^ Alnylam Pharmaceuticals Inc.	132,220	4,333
* Wright Medical Group, Inc.	161,358	4,328
* Centene Corp.	198,279	4,265
* Omnicell, Inc.	149,373	4,263
* Martek Biosciences Corp.	146,028	4,239
* The Medicines Co.	235,447	4,193
* Integra LifeSciences Holdings	84,586	4,109
* Xenoport Inc.	86,701	4,079
Analogic Corp.	63,423	4,044
* HealthExtras, Inc.	135,592	3,774
*^ Nektar Therapeutics	417,089	3,683
* The TriZetto Group, Inc.	205,769	3,603
* CONMED Corp.	128,219	3,589
* Sciele Pharma, Inc.	134,485	3,499
* Phase Forward Inc.	172,491	3,452
*^ SurModics, Inc.	69,680	3,415
Invacare Corp.	145,536	3,403
Alpharma, Inc. Class A	157,867	3,372
* AMAG Pharmaceuticals, Inc.	58,937	3,371
* Kendle International Inc.	77,933	3,237
* Savient Pharmaceuticals Inc.	218,065	3,173
* AmSurg Corp.	135,670	3,130
* Arena Pharmaceuticals, Inc.	276,692	3,030
* Halozyme Therapeutics Inc.	342,256	2,974
* AMN Healthcare Services, Inc.	157,975	2,959
* Par Pharmaceutical Cos. Inc.	158,529	2,942
*^ Dendreon Corp.	378,609	2,912
*^ Abraxis Bioscience, Inc.	125,326	2,861
* ViroPharma Inc.	316,113	2,813
* Cypress Bioscience, Inc.	199,545	2,732
* Matria Healthcare, Inc.	104,323	2,729
* Foxhollow Technologies Inc.	103,262	2,726
* Molina Healthcare Inc.	74,171	2,690
* Greatbatch, Inc.	101,134	2,689
* Symmetry Medical Inc.	160,980	2,688
* Bruker BioSciences Corp.	303,057	2,667
*^ Salix Pharmaceuticals, Ltd.	214,404	2,663
LCA-Vision Inc.	90,235	2,652
* PRA International	89,659	2,636
* ICU Medical, Inc.	67,902	2,631
* Kindred Healthcare, Inc.	144,495	2,588
* SonoSite, Inc.	83,265	2,541
* Spectranetics Corp.	186,153	2,509
* Pharmanet Development Group, Inc.	86,323	2,506
* Gentiva Health Services, Inc.	128,583	2,470
* Healthspring, Inc.	126,536	2,467
Ligand Pharmaceuticals Inc. Class B	458,268	2,447
* CV Therapeutics, Inc.	270,716	2,431
Incyte Corp.	335,972	2,402
* Palomar Medical Technologies, Inc.	83,757	2,386
* Quidel Corp.	120,952	2,366
* OraSure Technologies, Inc.	235,026	2,362
* HMS Holdings Corp.	94,995	2,338
*^ InterMune Inc.	122,160	2,337
*^ Luminex Corp.	154,930	2,336
*^ Assisted Living Concepts Inc.	254,348	2,325
*^ Geron Corp.	316,045	2,313
*^ Durect Corp.	420,129	2,302
* Sun Healthcare Group Inc.	137,725	2,301
* Medical Action Industries Inc.	97,162	2,299
* Res-Care, Inc.	99,736	2,278
* eResearch Technology, Inc.	193,975	2,209
Datascope Corp.	64,628	2,185
* IRIS International, Inc.	113,507	2,179
Vital Signs, Inc.	41,324	2,155
* Accuray Inc.	123,315	2,153
* Conceptus, Inc.	112,632	2,138
* Noven Pharmaceuticals, Inc.	132,277	2,107
* Zymogenetics, Inc.	157,696	2,058
* Albany Molecular Research, Inc.	135,548	2,047
*^ XOMA Ltd.	600,025	2,046
*^ Acadia Pharmaceuticals Inc.	135,292	2,036
* Keryx Biopharmaceuticals, Inc.	200,364	1,992
* Zoll Medical Corp.	75,998	1,970
* Neurocrine Biosciences, Inc.	195,123	1,951
* Progenics Pharmaceuticals, Inc.	88,182	1,950
* Stereotaxis Inc.	140,906	1,943
* ABIOMED, Inc.	152,456	1,895
* Cross Country Healthcare, Inc.	108,097	1,888
* Merit Medical Systems, Inc.	142,547	1,850
* Bio-Reference Laboratories, Inc.	54,755	1,849
* Array BioPharma Inc.	162,641	1,826
* Cerus Corp.	208,936	1,824
* Air Methods Corp.	39,302	1,816
*^ I-Flow Corp.	96,953	1,802
* Seattle Genetics, Inc.	160,102	1,800
* Abaxis, Inc.	80,150	1,799
*^ Sangamo BioSciences, Inc.	126,512	1,785
* Regeneration Technologies, Inc.	166,495	1,785
* Omrix Biopharmaceuticals, Inc.	49,852	1,760
* Indevus Pharmaceuticals, Inc.	253,951	1,755
*^ Enzon Pharmaceuticals, Inc.	198,203	1,746
* Cyberonics, Inc.	124,426	1,734
* Anika Resh Inc.	81,043	1,687
* Kensey Nash Corp.	64,340	1,680
* Providence Service Corp.	55,806	1,638
*^ Vivus, Inc.	328,345	1,629
Landauer, Inc.	31,941	1,628
* Radiation Therapy Services, Inc.	77,252	1,608
*^ Cytrx Corp.	461,358	1,596
*^ PharMerica corp.	104,987	1,566
* Pozen Inc.	141,538	1,565
* Auxilium Pharmaceuticals, Inc.	73,908	1,558
* RehabCare Group, Inc.	88,524	1,557
* Dexcom Inc.	154,297	1,541
*^ Hansen Medical Inc.	56,600	1,534
* Odyssey Healthcare, Inc.	159,342	1,531
*^ Nastech Pharmaceutical Co., Inc.	113,625	1,512
*^ ev3 Inc.	91,407	1,501
* Senomyx, Inc.	121,634	1,490
*^ MannKind Corp.	153,347	1,484
*^ Momenta Pharmaceuticals, Inc.	130,076	1,482
* LHC Group Inc.	68,835	1,478
* AngioDynamics Inc.	77,612	1,463
* ArQule, Inc.	197,012	1,405
* SuperGen, Inc.	323,300	1,403
Cambrex Corp.	128,843	1,403
* VNUS Medical Technologies, Inc.	87,693	1,393
* Akorn, Inc.	183,300	1,373
* US Physical Therapy, Inc.	92,134	1,364
* NPS Pharmaceuticals Inc.	236,268	1,359
* Vital Images, Inc.	68,390	1,335
* American Dental Partners, Inc.	47,339	1,326
* GTx, Inc.	80,220	1,306
* BioScrip Inc.	201,867	1,296
* Enzo Biochem, Inc.	112,887	1,281
National Healthcare Corp.	24,884	1,279
* Natus Medical Inc.	79,615	1,269
* Lexicon Pharmaceuticals Inc.	366,658	1,269
* CryoLife Inc.	134,230	1,268
*^ Pain Therapeutics, Inc.	135,662	1,268
* Inspire Pharmaceuticals, Inc.	235,201	1,263
* CorVel Corp.	54,301	1,255
*^ Hythiam Inc.	167,268	1,244
* Hanger Orthopedic Group, Inc.	109,626	1,242
* Repligen Corp.	285,501	1,228
* ImmunoGen, Inc.	261,924	1,218
* Neogen Corp.	51,090	1,212
Computer Programs and Systems, Inc.	45,825	1,208
*^ Penwest Pharmaceuticals Co.	109,593	1,207
* Cutera, Inc.	45,941	1,204
* Five Star Quality Care, Inc.	145,984	1,200
* Accelrys Inc.	173,714	1,190
* Discovery Laboratories, Inc.	438,060	1,178
* Rigel Pharmaceuticals, Inc.	124,887	1,178
* Sonic Innovations, Inc.	127,933	1,173
* Medtox Scientific, Inc.	57,254	1,171
* MedCath Corp.	42,157	1,158
*^ Cell Genesys, Inc.	302,601	1,156
* Dyax Corp.	314,784	1,133
* Matrixx Initiatives, Inc.	57,058	1,127
Arrow International, Inc.	24,690	1,123
* Osteotech, Inc.	148,419	1,116
* Allos Therapeutics Inc.	229,880	1,092
* Exact Sciences Corp.	320,860	1,088
*^ Nabi Biopharmaceuticals	264,851	1,075
* Minrad International, Inc.	221,288	1,060
*^ Trimeris, Inc.	135,617	1,055
* Aspect Medical Systems, Inc.	77,725	1,055
* MWI Veterinary Supply Inc.	27,924	1,054
* Synovis Life Technologies, Inc.	48,300	1,042
* Repros Therapeutics, Inc.	90,174	1,037
* Bradley Pharmaceuticals, Inc.	56,748	1,033
*^ Poniard Pharmaceuticals, Inc.	181,863	1,031
* Orthovita, Inc.	340,290	1,031
* Maxygen Inc.	149,720	1,020
* Possis Medical Inc.	74,796	1,013
* Bioenvision, Inc.	191,215	1,010
* RadNet, Inc.	115,123	1,008
* Immunomedics Inc.	431,953	989
*^ SIGA Technologies, Inc.	243,759	975
*^ StemCells, Inc.	461,078	973
*^ Aastrom Biosciences, Inc.	838,008	972
* Somanetics Corp.	52,042	969
* Caliper Life Sciences, Inc.	168,124	965
* Pharmacopeia Drug Discovery Inc.	168,662	965
*^ Encysive Pharmaceuticals, Inc.	633,256	956
*^ Medivation Inc.	47,687	956
* Third Wave Technologies	110,772	956
* ARIAD Pharmaceuticals, Inc.	206,158	955
* Heska Corp.	440,778	952
* Acorda Therapeutics Inc.	51,517	945
*^ Columbia Laboratories Inc.	363,641	942
* Avigen, Inc.	173,350	936
* Adolor Corp.	270,175	924
*^ Telik, Inc.	315,051	917
* Cardiac Science Corp.	90,574	913
Psychemedics Corp.	52,403	909
* Emeritus Corp.	33,487	907
* Alliance Imaging, Inc.	99,471	901
* National Dentex Corp.	54,927	878
*^ Peregrine Pharmaceuticals, Inc.	1,308,631	876
* Monogram Biosciences, Inc.	602,490	862
* Emergency Medical Services LP Class A	28,410	859
* Caraco Pharmaceutical Laboratories, Ltd.	56,200	857
* Amicas, Inc.	290,988	856
* La Jolla Pharmaceutical Co.	189,228	838
* Allion Healthcare Inc.	119,142	836
* Micrus Endovascular Corp	45,537	832
* Theragenics Corp.	184,673	829
* Novavax, Inc.	225,626	810
*^ BioCryst Pharmaceuticals, Inc.	111,772	807
* Bentley Pharmaceuticals, Inc.	63,970	798
* EPIX Pharmaceuticals Inc.	196,457	798
* Cantel Medical Corp.	50,650	791
* Clarient, Inc.	380,010	787
* Javelin Pharmaceuticals, Inc.	154,699	777
*^ Rochester Medical Corp.	42,755	776
* GenVec, Inc.	330,130	776
*^ ADVENTRX Pharmaceuticals, Inc.	287,844	740
* Endologix, Inc.	186,853	736
* Cynosure Inc.	19,800	731
*^ Cell Therapeutics, Inc.	196,953	725
* ThermoGenesis Corp.	323,700	722
* Harvard Bioscience, Inc.	157,509	709
* Emageon Inc.	84,382	707
*^ Corcept Therapeutics Inc.	143,998	706
* Merge Technologies, Inc.	160,338	704
* PhotoMedex, Inc.	668,212	702
* America Service Group Inc.	61,552	699
* Nutraceutical International Corp.	45,812	697
* Curis, Inc.	710,167	696
*^ Genomic Health, Inc.	36,235	695
*^ Hi-Tech Pharmacal Co., Inc.	57,945	688
* Collagenex Pharmaceuticals, Inc.	76,052	683
* Sequenom, Inc.	94,701	681
*^ Emisphere Technologies, Inc.	140,470	676
* E-Z-EM, Inc.	41,368	673
* Kosan Biosciences, Inc.	134,084	672
* Digirad Corp.	207,178	669
* Candela Corp.	78,168	664
* Orchid Cellmark, Inc.	117,746	658
* Microtek Medical Holdings, Inc.	105,632	653
* PDI, Inc.	61,492	638
* HealthTronics Surgical Services, Inc.	123,347	629
* SciClone Pharmaceuticals, Inc.	312,697	613
*^ Alfacell Corp.	292,719	612
Young Innovations, Inc.	21,351	611
*^ BioLase Technology, Inc.	88,531	606
* Cytokinetics, Inc.	118,063	604
* Bioanalytical Systems, Inc.	83,596	602
* Vascular Solutions, Inc.	75,036	599
* Health Grades, Inc	101,425	598
*^ Antigenics, Inc.	250,674	594
* Hooper Holmes, Inc.	248,437	586
* SRI/Surgical Express, Inc.	91,061	584
* Visicu, Inc.	76,917	583
* Titan Pharmaceuticals, Inc.	272,698	578
*^ AVI BioPharma, Inc.	223,627	570
* ViaCell, Inc.	116,699	551
*^ AthenaHealth Inc.	16,200	549
* Nuvelo, Inc.	266,022	545
*^ Ista Pharmaceuticals Inc.	78,773	544
* Memory Pharmaceuticals Corp.	303,278	540
* Obagi Medical Products, Inc.	29,200	539
* Oxigene, Inc.	151,876	533
* Medical Staffing Network Holdings, Inc.	104,037	533
* Dialysis Corp. of America	54,340	529
* Lifecore Biomedical Inc.	40,987	529
^ Neurometrix Inc.	60,097	525
* Escalon Medical Corp.	91,117	521
* Neurogen Corp.	116,198	516
* Encorium Group, Inc.	182,015	513
*^ Insmed Inc.	748,141	509
* BioSphere Medical Inc.	102,701	490
* Mediware Information Systems, Inc.	73,538	482
* Chindex International, Inc.	19,705	476
* Capital Senior Living Corp.	56,213	473
*^ Altus Pharmaceuticals, Inc.	45,000	472
*^ Tercica, Inc.	76,020	471
*^ Idenix Pharmaceuticals Inc.	162,795	470
*^ GTC Biotherapeutics, Inc.	455,051	464
*^ Genelabs Technologies, Inc.	242,299	460
* Barrier Therapeutics Inc.	75,536	456
* Lipid Sciences, Inc.	376,252	455
*^ Immtech Pharmaceuticals Inc.	54,459	447
* NMT Medical, Inc.	55,892	445
* Anadys Pharmaceuticals Inc.	213,903	439
* STAAR Surgical Co.	144,410	433
* VistaCare, Inc.	66,191	433
* National Medical Health Card Systems, Inc.	44,989	431
*^ Northfield Laboratories, Inc.	224,210	430
*^ ATS Medical, Inc.	236,220	428
*^ Vion Pharmaceuticals, Inc.	552,552	425
* Inhibitex Inc.	326,688	425
* Orthologic Corp.	300,859	424
* Renovis, Inc.	109,531	423
*^ Bionovo Inc.	109,389	421
* Clinical Data, Inc.	10,300	417
* Vical, Inc.	85,072	416
* Iridex Corp.	96,767	414
* Exactech, Inc.	25,624	411
*^ Vermillion, Inc.	410,211	410
* Icad Inc.	133,558	402
* Urologix, Inc.	212,418	395
* Rural/Metro Corp.	122,162	395
*^ AP Pharma, Inc.	194,632	389
* Avanir Pharmaceuticals Class A	181,704	389
* AtriCure, Inc.	36,000	383
* Dynavax Technologies Corp.	88,592	380
* TorreyPines Therapeutics Inc.	58,795	355
*^ EntreMed, Inc.	330,654	354
*^ Santarus Inc.	133,451	354
* Acusphere, Inc.	235,221	353
* DepoMed, Inc.	170,864	350
*^ Hemispherx Biopharma, Inc.	203,192	349
*^ Synergetics USA, Inc.	89,184	344
*^ Nutrition 21 Inc.	360,490	342
* Idera Pharmaceuticals, Inc.	38,890	342
*^ Q-Med, Inc.	131,149	341
*^ NitroMed, Inc.	190,451	339
*^ Cortex Pharmaceuticals, Inc.	202,102	338
* DUSA Pharmaceuticals, Inc.	149,400	326
* Almost Family Inc.	17,522	317
* Animal Health International, Inc.	28,100	313
* NxStage Medical, Inc.	21,340	309
*^ MiddleBrook Pharmaceuticals Inc.	128,716	308
* Panacos Pharmaceuticals Inc.	190,653	305
*^ Proxymed Pharmacy, Inc.	102,437	300
* CuraGen Corp.	214,295	296
*^ Introgen Therapeutics, Inc.	69,588	290
*^ Molecular Insight Pharmaceuticals, Inc.	40,895	278
* CardioDynamics International Corp.	532,615	277
* Insite Vision, Inc.	240,685	277
* Metabasis Therapeutics, Inc.	94,262	275
National Research Corp.	10,540	273
* Volcano Corp.	16,332	268
*^ SCOLR Pharma Inc.	104,800	265
* Metabolix Inc.	10,864	264
* Vanda Parmaceuticals, Inc.	18,854	262
* Cadence Pharmaceuticals, Inc.	18,400	258
*^ Nanogen, Inc.	349,227	255
* Allied Healthcare International Inc.	103,259	247
*^ Isolagen Inc.	92,000	245
*^ Dyadic International Inc.	45,200	241
*^ Biopure Corp. Class A	444,805	236
*^ Novamed, Inc.	53,611	233
* Combinatorx, Inc.	36,555	226
* Pharmacyclics, Inc.	96,744	223
* NeoPharm, Inc.	223,752	222
*^ Targeted Genetics Corp.	122,359	220
*^ Genitope Corp.	49,084	220
* Affymax Inc.	8,000	217
* LeMaitre Vascular Inc.	27,791	210
*^ Threshold Pharmaceuticals, Inc.	229,255	204
*^ Neose Technologies, Inc.	129,014	199
*^ Epicept Corp.	106,477	196
*^ Continucare Corp.	68,148	194
*^ Arcadia Resources, Inc.	229,920	191
* Optimer Pharmaceuticals Inc.	22,900	190
*^ Trubion Pharmaceuticals, Inc.	15,378	187
*^ Neurobiological Technolgoies, Inc.	53,906	187
Atrion Corp.	1,489	186
* Hollis-Eden Pharmaceuticals, Inc.	94,373	186
*^ NationsHealth, Inc.	264,893	185
* Sunlink Health Systems, Inc.	29,400	181
* The Quigley Corp.	43,797	180
* Coley Pharmaceutical Group	55,888	175
* Orexigen Therapeutics Inc.	13,200	174
* Home Diagnostics Inc.	17,900	171
*^ Zila, Inc.	147,526	171
* Bovie Medical Corp.	24,310	170
*^ Accentia Biopharmaceuticals Inc.	60,061	165
*^ Critical Therapeutics, Inc.	91,470	165
*^ Rotech Healthcare Inc.	139,086	164
* Icagen, Inc.	82,877	164
*^ Fonar Corp.	23,837	163
* AVANT Immunotherapeutics, Inc.	279,365	156
* Spectrum Pharmaceuticals Inc.	34,600	146
* Biomimetic Therapeutics, Inc.	10,940	146
* I-trax, Inc.	38,100	145
*^ Genta Inc.	107,225	144
*^ Interpharm Holdings, Inc.	108,837	144
*^ Oscient Pharmaceuticals Corp.	54,981	142
*^ CYTOGEN Corp.	170,449	135
* CardioTech International, Inc.	85,654	120
*^ United American Healthcare Corp.	30,666	120
*^ Genaera Corp.	41,973	119
* Questcor Pharmaceuticals, Inc.	172,300	107
*^ Paincare Holdings Inc.	559,644	106
* Infinity Pharmaceuticals, Inc.	11,533	104
* SONUS Pharmaceuticals, Inc.	164,938	102
*^ BioSante Pharmaceuticals, Inc.	17,616	102
* North American Scientific, Inc.	179,866	101
*^ Immunicon Corp.	82,922	96
*^ Osiris Therapeutics, Inc.	7,030	91
*^ AtheroGenics, Inc.	53,645	89
* Novoste Corp.	32,943	80
* SenoRx, Inc.	9,000	77
* Cyclacel Pharmaceuticals Inc.	13,700	76
*^ Hana Biosciences, Inc.	60,388	69
* Cytori Therapeutics, Inc.	10,600	64
* Retractable Technologies, Inc.	32,568	62
* Somaxon Pharmaceuticals, Inc.	5,809	59
* Interleukin Genetics, Inc.	49,200	59
* Gene Logic Inc.	43,592	52
Utah Medical Products, Inc.	1,600	50
* Transcend Services, Inc.	3,200	49
* Palatin Technologies, Inc.	118,190	47
* Sunesis Pharmaceuticals, Inc.	15,915	37
* Favrille, Inc.	11,595	35
* Metropolitan Health Networks Inc.	15,300	35
* Vasomedical, Inc.	174,888	19
* IVAX Diagnostics, Inc.	27,208	17
* Precision Optics Corp., Inc.	65,104	16
* Cellegy Pharmaceuticals, Inc.	245,753	14
* Life Sciences Research, Inc.	200	4
* Tutogen Medical Inc	300	3
* Inovio Biomedical Corp.	2,105	3
* Synvista Therapuetics Inc.	522	2
*^ Aphton Corp.	129,597	-

		1,775,867

Industrials (15.1%)
* McDermott International, Inc.	979,849	52,990
Expeditors International of Washington, Inc.	931,602	44,065
* Foster Wheeler Ltd.	311,905	40,947
* Jacobs Engineering Group Inc.	524,774	39,662
* KBR Inc.	741,042	28,730
Roper Industries Inc.	388,877	25,471
The Dun & Bradstreet Corp.	258,251	25,466
Fastenal Co.	555,738	25,236
The Manitowoc Co., Inc.	550,862	24,392
* AMR Corp.	1,084,716	24,178
Joy Global Inc.	474,921	24,154
Manpower Inc.	372,118	23,946
Republic Services, Inc. Class A	723,518	23,666
* UAL Corp.	477,415	22,214
SPX Corp.	239,635	22,181
* Stericycle, Inc.	385,142	22,015
Harsco Corp.	370,256	21,945
* Shaw Group, Inc.	356,262	20,699
* AGCO Corp.	402,998	20,460
Ametek, Inc.	471,933	20,397
Oshkosh Truck Corp.	327,305	20,283
* Quanta Services, Inc.	729,512	19,296
Flowserve Corp.	251,499	19,159
* First Solar, Inc.	156,383	18,413
* BE Aerospace, Inc.	409,345	17,000
* Alliant Techsystems, Inc.	148,809	16,265
* General Cable Corp.	232,216	15,586
The Timken Co.	419,546	15,586
* Northwest Airlines Corp.	866,880	15,430
* Delta Air Lines Inc.	841,459	15,104
Hubbell Inc. Class B	263,302	15,040
Lincoln Electric Holdings, Inc.	190,580	14,791
Pentair, Inc.	443,182	14,705
Kennametal, Inc.	172,777	14,510
* Corrections Corp. of America	548,650	14,358
* Continental Airlines, Inc. Class B	432,620	14,289
Teleflex Inc.	175,429	13,669
Trinity Industries, Inc.	361,619	13,575
Carlisle Co., Inc.	277,672	13,495
* URS Corp.	236,849	13,370
* Thomas & Betts Corp.	226,231	13,266
IDEX Corp.	361,345	13,149
* Covanta Holding Corp.	534,632	13,104
Donaldson Co., Inc.	313,311	13,084
*^ USG Corp.	346,101	12,996
* ChoicePoint Inc.	335,451	12,720
Laidlaw International Inc.	354,875	12,499
Bucyrus International, Inc.	166,604	12,150
The Brink's Co.	216,055	12,073
The Corporate Executive Board Co.	161,226	11,969
Graco, Inc.	292,718	11,448
* Washington Group International, Inc.	129,368	11,360
* Copart, Inc.	323,535	11,126
MSC Industrial Direct Co., Inc. Class A	218,585	11,058
J.B. Hunt Transport Services, Inc.	416,834	10,963
* Kansas City Southern	339,698	10,928
Crane Co.	226,656	10,873
* Spirit Aerosystems Holdings Inc.	277,223	10,795
* Owens Corning Inc.	425,590	10,661
* Kirby Corp.	239,728	10,582
* Avis Budget Group, Inc.	459,972	10,529
The Toro Co.	177,475	10,441
Landstar System, Inc.	246,149	10,331
DRS Technologies, Inc.	184,082	10,147
*^ SunPower Corp. Class A	119,433	9,891
Acuity Brands, Inc.	195,465	9,867
GATX Corp.	230,283	9,845
* United Rentals, Inc.	301,768	9,708
* Waste Connections, Inc.	305,578	9,705
* FTI Consulting, Inc.	192,298	9,675
* Hexcel Corp.	424,592	9,642
Alexander & Baldwin, Inc.	192,334	9,642
Con-way, Inc.	205,803	9,467
Curtiss-Wright Corp.	198,603	9,434
* Gardner Denver Inc.	240,583	9,383
Belden Inc.	197,721	9,275
* Ceradyne, Inc.	122,386	9,270
* Hertz Global Holdings Inc.	403,645	9,171
* EMCOR Group, Inc.	289,520	9,079
Lennox International Inc.	264,594	8,943
Brady Corp. Class A	242,690	8,708
Deluxe Corp.	234,882	8,653
* WESCO International, Inc.	199,443	8,564
Watson Wyatt & Co. Holdings	189,819	8,530
* Teledyne Technologies, Inc.	158,855	8,481
Woodward Governor Co.	134,372	8,385
* Moog Inc.	190,581	8,374
Wabtec Corp.	221,224	8,287
Granite Construction Co.	154,575	8,196
Actuant Corp.	124,852	8,112
* GrafTech International Ltd.	452,141	8,066
* US Airways Group Inc.	306,172	8,037
HNI Corp.	218,000	7,848
CLARCOR Inc.	225,952	7,730
Nordson Corp.	153,055	7,685
Baldor Electric Co.	187,640	7,496
* Genlyte Group, Inc.	116,548	7,489
*^ JetBlue Airways Corp.	811,103	7,478
Herman Miller, Inc.	275,527	7,478
* YRC Worldwide, Inc.	261,612	7,147
Skywest, Inc.	282,697	7,115
IKON Office Solutions, Inc.	553,508	7,113
* United Stationers, Inc.	126,936	7,047
* Geo Group Inc.	228,090	6,754
* Aecom Technology Corp.	192,700	6,731
Kaydon Corp.	129,118	6,713
Valmont Industries, Inc.	78,841	6,690
* Esterline Technologies Corp.	116,668	6,656
Regal-Beloit Corp.	138,966	6,655
Macquarie Infrastructure Co. LLC	170,645	6,585
* IHS Inc. Class A	114,647	6,476
* PHH Corp.	243,162	6,390
Mine Safety Appliances Co.	135,025	6,361
* Huron Consulting Group Inc.	84,876	6,164
Triumph Group, Inc.	75,167	6,142
Mueller Industries Inc.	168,144	6,077
* Orbital Sciences Corp.	269,988	6,005
* American Commercial Lines Inc.	247,523	5,874
Barnes Group, Inc.	182,627	5,829
* Perini Corp.	102,010	5,705
UAP Holding Corp.	181,901	5,704
Briggs & Stratton Corp.	223,913	5,638
*^ Force Proctection, Inc.	258,291	5,595
* Genesee & Wyoming Inc. Class A	193,261	5,574
* Tetra Tech, Inc.	263,820	5,572
Steelcase Inc.	306,609	5,513
* Hub Group, Inc.	179,288	5,384
^ Simpson Manufacturing Co.	166,390	5,300
* Cenveo Inc.	243,973	5,277
* Sequa Corp. Class A	31,715	5,258
Watsco, Inc.	112,300	5,214
Applied Industrial Technology, Inc.	168,175	5,185
* AAR Corp.	170,423	5,171
Genco Shipping and Trading Ltd.	78,800	5,164
Resources Connection, Inc.	222,603	5,153
* Astec Industries, Inc.	87,016	4,999
Mueller Water Products, Inc.	439,976	4,840
* The Advisory Board Co.	82,256	4,810
Eagle Bulk Shipping Inc.	183,972	4,735
* Acco Brands Corp.	208,971	4,689
* The Middleby Corp.	72,506	4,680
* CoStar Group, Inc.	87,338	4,668
Albany International Corp.	120,975	4,535
Knight Transportation, Inc.	261,914	4,508
Horizon Lines Inc.	146,885	4,484
A.O. Smith Corp.	101,940	4,473
Robbins & Myers, Inc.	77,509	4,440
*^ Taser International Inc.	280,827	4,406
Interface, Inc.	242,194	4,372
Ameron International Corp.	41,202	4,358
* Alaska Air Group, Inc.	183,636	4,240
EDO Corp.	75,012	4,201
Watts Water Technologies, Inc.	135,488	4,159
Tennant Co.	85,309	4,155
* Goodman Global, Inc.	172,215	4,112
* AirTran Holdings, Inc.	416,188	4,095
*^ Energy Conversion Devices, Inc.	180,034	4,090
ABM Industries Inc.	201,590	4,028
Forward Air Corp.	134,851	4,016
Administaff, Inc.	110,032	3,994
* EnPro Industries, Inc.	97,525	3,960
* Mobile Mini, Inc.	163,682	3,955
G & K Services, Inc. Class A	97,889	3,935
* NCI Building Systems, Inc.	90,855	3,926
* Labor Ready, Inc.	211,415	3,913
* ESCO Technologies Inc.	117,717	3,913
Healthcare Services Group, Inc.	189,474	3,841
* Williams Scotsman International Inc.	138,329	3,833
Heartland Express, Inc.	268,129	3,829
Kaman Corp. Class A	110,740	3,827
*^ American Superconductor Corp.	184,872	3,786
* RBC Bearings Inc.	98,148	3,764
* II-VI, Inc.	107,530	3,713
Arkansas Best Corp.	113,575	3,709
Werner Enterprises, Inc.	215,918	3,703
^ Franklin Electric, Inc.	89,350	3,673
* Ladish Co., Inc.	65,611	3,640
* Korn/Ferry International	219,364	3,622
* TeleTech Holdings, Inc.	151,067	3,612
Rollins, Inc.	133,797	3,571
*^ Evergreen Solar, Inc.	398,370	3,557
United Industrial Corp.	47,178	3,551
Viad Corp.	96,465	3,473
* Superior Essex Inc.	92,397	3,445
* Dollar Thrifty Automotive Group, Inc.	97,261	3,374
* Consolidated Graphics, Inc.	53,635	3,368
Apogee Enterprises, Inc.	129,205	3,352
McGrath RentCorp	100,236	3,332
Federal Signal Corp.	215,681	3,313
* TransDigm Group, Inc.	71,129	3,251
Titan International, Inc.	101,559	3,242
* Armstrong Worldwide Industries, Inc.	79,653	3,233
CIRCOR International, Inc.	70,948	3,222
* Republic Airways Holdings Inc.	148,341	3,140
* Atlas Air Worldwide Holdings, Inc.	60,663	3,132
Cubic Corp.	73,554	3,102
* GenCorp, Inc.	256,162	3,064
* Clean Harbors Inc.	68,721	3,059
* Old Dominion Freight Line, Inc.	126,490	3,032
Lindsay Manufacturing Co.	69,191	3,029
Cascade Corp.	46,072	3,003
* Interline Brands, Inc.	130,510	3,000
* Heidrick & Struggles International, Inc.	81,868	2,984
Pacer International, Inc.	156,535	2,982
* School Specialty, Inc.	84,425	2,924
* American Reprographics Co.	155,406	2,909
* M&F Worldwide Corp.	57,922	2,907
Comfort Systems USA, Inc.	204,610	2,905
NACCO Industries, Inc. Class A	27,927	2,890
Raven Industries, Inc.	69,813	2,796
Dynamic Materials Corp.	56,145	2,689
*^ Amerco, Inc.	41,397	2,627
^ American Science & Engineering, Inc.	41,851	2,622
* CBIZ Inc.	322,684	2,565
Freightcar America Inc.	67,003	2,560
Universal Forest Products, Inc.	85,477	2,556
Bowne & Co., Inc.	151,878	2,530
Gibraltar Industries Inc.	136,315	2,522
*^ FuelCell Energy, Inc.	281,617	2,518
* Navigant Consulting, Inc.	195,814	2,479
* Astronics Corp.	56,558	2,464
Knoll, Inc.	137,059	2,431
HEICO Corp.	48,629	2,400
* CRA International Inc.	49,694	2,395
* EnerSys	134,207	2,385
* Layne Christensen Co.	40,857	2,267
Ennis, Inc.	102,086	2,250
* Spherion Corp.	266,859	2,204
* Kenexa Corp.	69,985	2,154
* Chart Industries, Inc.	66,737	2,146
Tredegar Corp.	124,069	2,140
* Kforce Inc.	164,759	2,119
* ABX Air, Inc.	298,009	2,110
* Columbus McKinnon Corp.	84,485	2,103
Sun Hydraulics Corp.	65,149	2,072
^ Encore Wire Corp.	82,333	2,069
*^ Beacon Roofing Supply, Inc.	202,293	2,067
* Kadant Inc.	73,676	2,063
* DynCorp International Inc. Class A	87,392	2,020
* Insituform Technologies Inc. Class A	132,291	2,015
Kelly Services, Inc. Class A	100,801	1,997
* L.B. Foster Co. Class A	45,663	1,985
* Midwest Air Group Inc.	120,613	1,984
* Michael Baker Corp.	40,298	1,975
* Team, Inc.	70,452	1,929
LSI Industries Inc.	90,845	1,864
Ampco-Pittsburgh Corp.	46,731	1,840
* Power-One, Inc.	355,399	1,813
CDI Corp.	64,576	1,800
* Griffon Corp.	118,532	1,790
* NuCo2, Inc.	67,973	1,750
AAON, Inc.	87,970	1,736
* Rush Enterprises, Inc. Class A	67,878	1,721
Wabash National Corp.	149,105	1,683
* First Consulting Group, Inc.	162,843	1,677
* Axsys Technologies, Inc.	53,891	1,668
* On Assignment, Inc.	177,144	1,655
* Accuride Corp.	136,010	1,647
HEICO Corp. Class A	41,440	1,637
* Lamson & Sessions Co.	60,400	1,628
Hardinge, Inc.	46,463	1,618
* Blount International, Inc.	141,885	1,612
*^ TurboChef Technologies, Inc.	120,951	1,597
^ Badger Meter, Inc.	48,872	1,566
* Hudson Highland Group, Inc.	122,933	1,565
Vicor Corp.	127,037	1,540
* Learning Tree International, Inc.	85,407	1,517
* Pike Electric Corp.	80,485	1,510
*^ 3D Systems Corp.	63,553	1,501
* Volt Information Sciences Inc.	84,339	1,488
TAL International Group, Inc.	58,400	1,464
*^ Innovative Solutions and Support, Inc.	76,949	1,460
* Integrated Electrical Services, Inc.	56,704	1,452
* COMSYS IT Partners Inc.	85,870	1,443
* Standard Parking Corp.	36,094	1,436
* Casella Waste Systems, Inc.	114,112	1,431
* GeoEye Inc.	54,008	1,391
*^ Microvision, Inc.	299,509	1,387
*^ A.S.V., Inc.	97,732	1,371
American Woodmark Corp.	53,171	1,318
* AZZ Inc.	37,268	1,303
* Gehl Co.	58,155	1,299
* Commercial Vehicle Group Inc.	100,328	1,287
* LECG Corp.	85,386	1,272
Waste Industries USA, Inc.	44,139	1,263
Gorman-Rupp Co.	38,090	1,263
* Odyssey Marine Exploration, Inc.	202,906	1,256
* Celadon Group Inc.	106,577	1,254
*^ Pinnacle Airlines Corp.	77,400	1,240
* Tecumseh Products Co. Class A	63,786	1,228
The Standard Register Co.	96,096	1,221
* Northwest Pipe Co.	32,105	1,214
* Argon ST, Inc.	61,303	1,214
* Cornell Cos., Inc.	50,963	1,200
Standex International Corp.	57,971	1,199
* Herley Industries Inc.	80,016	1,197
* Park-Ohio Holdings Corp.	45,954	1,193
^ The Greenbrier Cos., Inc.	44,309	1,183
* U.S. Xpress Enterprises, Inc.	59,450	1,175
* Exponent, Inc.	45,280	1,136
* Dynamex Inc.	43,902	1,125
* H&E Equipment Services, Inc.	61,708	1,110
* Furmanite Corp.	121,894	1,109
* Magnatek, Inc.	230,401	1,106
* Hurco Cos., Inc.	20,403	1,103
Schawk, Inc.	48,096	1,086
* PRG-Schultz International, Inc.	79,782	1,083
* Virco Manufacturing Corp.	138,525	1,074
* Lydall, Inc.	115,007	1,067
* Ducommun, Inc.	33,004	1,066
* Universal Truckload Services, Inc.	47,623	1,046
Multi-Color Corp.	45,796	1,045
* A.T. Cross Co. Class A	94,373	1,043
*^ Medis Technology Ltd.	79,450	1,033
* LMI Aerospace, Inc.	44,261	1,025
^ Mueller Water Products, Inc. Class A	82,600	1,023
*^ Plug Power, Inc.	329,701	1,022
Met-Pro Corp.	60,470	978
Houston Wire & Cable Co.	52,969	959
Electro Rent Corp.	68,201	955
Diamond Management and Technology Consultants,Inc.	102,915	947
* Saia, Inc.	56,798	939
* Willis Lease Finance Corp.	63,220	938
*^ Frontier Airlines Holdings, Inc.	150,895	934
* Sterling Construction Co., Inc.	40,243	929
* Builders FirstSource, Inc.	84,318	909
* Miller Industries, Inc.	52,500	899
* P.A.M. Transportation Services, Inc.	49,036	883
American Ecology Corp.	41,268	874
* GP Strategies Corp.	78,560	872
* USA Truck, Inc.	57,094	871
*^ Beacon Power Corp.	431,039	849
*^ PeopleSupport Inc.	70,225	840
Barrett Business Services, Inc.	34,900	832
* Powell Industries, Inc.	21,870	829
Aceto Corp.	91,743	826
* MTC Technologies, Inc.	42,081	813
Lawson Products, Inc.	23,041	802
* Industrial Distribution Group, Inc.	84,499	798
Bluelinx Holdings Inc.	112,164	790
* BTU International, Inc.	60,748	781
Supreme Industries, Inc. Class A	111,530	781
Angelica Corp.	39,162	772
* Baldwin Technology Class A	151,845	761
* Marten Transport, Ltd.	49,300	760
* Altra Holdings Inc.	44,823	747
Twin Disc, Inc.	12,746	742
Insteel Industries, Inc.	48,268	741
Todd Shipyards Corp.	31,217	733
* Intersections Inc.	71,328	728
*^ Trex Co., Inc.	65,375	727
* Ultralife Batteries, Inc.	55,298	708
* UQM Technologies, Inc.	187,368	693
* APAC Teleservices, Inc.	273,722	690
Quixote Corp.	34,600	685
* Energy Focus Inc.	88,763	665
L.S. Starrett Co. Class A	34,332	664
* ExpressJet Holdings, Inc.	214,468	663
*^ Valence Technology Inc.	460,663	650
* CPI Aerostructures, Inc.	83,615	646
*^ Ionatron Inc.	187,605	643
American Railcar Industries, Inc.	28,609	630
^ Preformed Line Products Co.	11,933	621
* Mesa Air Group Inc.	137,839	612
*^ Patriot Transportation Holding, Inc.	6,178	608
* U.S. Home Systems, Inc.	84,363	603
*^ C & D Technologies, Inc.	117,161	583
* Sifco Industries, Inc.	36,750	581
*^ SatCon Technology Corp.	507,055	578
* Hawaiian Holdings, Inc.	131,600	576
* WCA Waste Corp.	70,553	570
*^ Innerworkings, Inc.	32,500	560
* TRC Cos., Inc.	52,561	555
* MAIR Holdings, Inc.	90,713	537
* Milacron Inc.	74,958	534
* Huttig Building Products, Inc.	96,939	522
*^ The Allied Defense Group, Inc.	65,003	512
* Aerovironment Inc.	22,200	511
* Flanders Corp.	111,393	509
* Quality Distribution Inc.	56,369	502
* ICT Group, Inc.	36,852	494
* Perma-Fix Environmental Services, Inc.	182,297	483
*^ Medialink Worldwide, Inc.	105,998	479
* Modtech Holdings, Inc.	254,905	472
* Nashua Corp.	42,021	466
*^ Arrowhead Research Corp	90,023	455
* K-Tron International, Inc	4,751	451
Applied Signal Technology, Inc.	32,793	443
*^ Millennium Cell Inc.	702,193	435
* Stanley Inc.	15,439	425
* Coleman Cable Inc.	27,600	382
Alamo Group, Inc.	15,252	375
* La Barge, Inc.	30,977	372
* Allegiant Travel Co.	11,855	359
^ Omega Flex Inc.	20,504	342
* Peco II, Inc.	474,317	332
^ AMREP Corp.	12,289	329
Ecology and Environment, Inc.	26,906	315
* Catalytica Energy Systems, Inc.	238,272	305
* Spherix Inc.	180,735	304
* Sirva Inc.	439,706	303
*^ Active Power, Inc.	129,499	286
* COMFORCE Corp.	129,816	273
*^ Document Security Systems, Inc.	23,800	267
Providence and Worcester Railroad Co.	14,000	253
Xerium Technologies Inc.	46,725	252
Frozen Food Express Industries, Inc.	36,616	246
Sypris Solutions, Inc.	28,286	243
*^ Hoku Scientific, Inc.	24,500	237
* American Electric Tech. Inc.	28,959	232
*^ Arotech Corp.	66,018	231
*^ Capstone Turbine Corp.	186,688	224
* Mac-Gray Corp.	17,300	223
* Tecumseh Products Co. Class B	11,900	202
* Distributed Energy Systems Corp.	239,823	201
* Great Lakes Dredge & Dock Co.	22,612	198
* Covenant Transport, Inc.	26,676	180
* TVI Corp.	494,807	178
* LGL Group	16,300	166
* PGT, Inc.	20,561	163
* Hudson Technology, Inc.	134,508	148
^ Empire Resources Inc.	22,000	148
* TRM Corp.	151,634	136
* Innotrac Corp.	57,821	135
* Competitive Technologies, Inc.	58,864	132
VSE Corp.	2,300	109
The Eastern Co.	4,800	108
* Rush Enterprises, Inc. Class B	3,700	88
* TeamStaff, Inc.	68,628	55
* MFRI, Inc.	3,000	54
* ICF International, Inc.	1,800	50
Hubbell Inc. Class A	500	30
* Peerless Manufacturing Co.	1,200	29
Graham Corp.	300	12
* Key Technology, Inc.	200	6
* Allied Holdings, Inc.	39,000	-
* Kaiser Ventures LLC Class A	36,800	-
* BMC Industries, Inc.	126,104	-

		2,185,415

Information Technology (14.8%)
MasterCard, Inc. Class A	288,399	42,674
Harris Corp.	601,878	34,783
* NAVTEQ Corp.	429,825	33,513
* LAM Research Corp.	591,838	31,521
Amphenol Corp.	780,009	31,013
* Cadence Design Systems, Inc.	1,217,223	27,010
* Avnet, Inc.	656,900	26,184
* Alliance Data Systems Corp.	335,995	26,019
* Activision, Inc.	1,186,127	25,609
* McAfee Inc.	700,586	24,429
* Western Digital Corp.	960,298	24,315
Total System Services, Inc.	869,080	24,143
* BEA Systems, Inc.	1,724,661	23,921
* Iron Mountain, Inc.	782,042	23,837
* CDW Corp.	267,261	23,305
* Arrow Electronics, Inc.	545,011	23,174
* Ceridian Corp.	634,942	22,058
* Trimble Navigation Ltd.	522,714	20,496
* DST Systems, Inc.	235,325	20,193
* Cypress Semiconductor Corp.	681,519	19,907
Intersil Corp.	586,897	19,620
* salesforce.com, inc.	356,736	18,308
* CheckFree Corp.	389,937	18,148
* Varian Semiconductor Equipment Associates, Inc.	337,954	18,087
* Synopsys, Inc.	641,669	17,376
* Red Hat, Inc.	855,000	16,989
* Hewitt Associates, Inc.	469,472	16,455
* FLIR Systems, Inc.	293,908	16,280
* Brocade Communications Systems, Inc.	1,731,262	14,820
Global Payments Inc.	323,741	14,316
* F5 Networks, Inc.	374,203	13,917
* CommScope, Inc.	273,215	13,726
* Integrated Device Technology Inc.	871,130	13,485
Maxim Integrated Products, Inc.	452,363	13,277
Diebold, Inc.	291,490	13,239
* ON Semiconductor Corp.	1,048,364	13,167
* Mettler-Toledo International Inc.	128,247	13,081
* Ingram Micro, Inc. Class A	649,670	12,740
* Itron, Inc.	135,205	12,584
* Nuance Communications, Inc.	649,437	12,541
* ANSYS, Inc.	347,006	11,857
* MICROS Systems, Inc.	181,070	11,782
Broadridge Financial Solutions LLC	620,786	11,764
* Foundry Networks, Inc.	661,931	11,763
*^ Cree, Inc.	377,691	11,746
FactSet Research Systems Inc.	171,174	11,734
* Anixter International Inc.	140,116	11,553
* Zebra Technologies Corp. Class A	308,844	11,270
* Equinix, Inc.	126,955	11,260
* Polycom, Inc.	403,944	10,850
* Vishay Intertechnology, Inc.	831,569	10,835
* International Rectifier Corp.	323,123	10,660
* Fairchild Semiconductor International, Inc.	555,009	10,368
* VeriFone Holdings, Inc.	233,224	10,339
* Silicon Laboratories Inc.	246,749	10,304
* ADC Telecommunications, Inc.	520,284	10,203
* ValueClick, Inc.	449,109	10,087
* Atmel Corp.	1,946,462	10,044
* Tech Data Corp.	247,918	9,946
* SAIC, Inc.	513,274	9,850
* Andrew Corp.	699,855	9,693
* FormFactor Inc.	214,889	9,535
* Microsemi Corp.	341,605	9,524
* Sybase, Inc.	410,427	9,493
Fair Isaac, Inc.	253,302	9,147
Jack Henry & Associates Inc.	350,326	9,059
* Parametric Technology Corp.	516,131	8,991
* 3Com Corp.	1,810,808	8,945
National Instruments Corp.	259,311	8,902
MoneyGram International, Inc.	373,312	8,433
* PMC Sierra Inc.	971,229	8,149
* Digital River, Inc.	181,665	8,130
* Tessera Technologies, Inc.	215,297	8,074
* Benchmark Electronics, Inc.	324,670	7,750
* Rambus Inc.	402,036	7,683
* Palm, Inc.	470,882	7,661
* Atheros Communications, Inc.	251,584	7,540
* THQ Inc.	298,048	7,445
* j2 Global Communications, Inc.	224,614	7,352
* Emulex Corp.	382,957	7,341
* Sonus Networks, Inc.	1,149,235	7,010
* Electronics for Imaging, Inc.	258,222	6,936
* CACI International, Inc.	134,368	6,865
* Perot Systems Corp.	398,198	6,734
* Avocent Corp.	229,224	6,675
* Wright Express Corp.	181,555	6,625
* TIBCO Software Inc.	896,348	6,624
* Skyworks Solutions, Inc.	730,228	6,601
* Euronet Worldwide, Inc.	218,262	6,498
ADTRAN Inc.	279,189	6,430
* Gartner, Inc. Class A	255,411	6,247
Plantronics, Inc.	218,664	6,243
* Informatica Corp.	395,462	6,209
Acxiom Corp.	313,668	6,208
* Arris Group Inc.	493,155	6,090
* Macrovision Corp.	241,071	5,938
* RF Micro Devices, Inc.	878,628	5,913
* Semtech Corp.	286,471	5,867
* Amkor Technology, Inc.	507,217	5,843
* Mentor Graphics Corp.	386,293	5,833
* Dolby Laboratories Inc.	165,058	5,747
* Plexus Corp.	209,619	5,744
* Aspen Technologies, Inc.	400,714	5,738
* Intermec, Inc.	219,334	5,729
* Synaptics Inc.	119,369	5,701
* Insight Enterprises, Inc.	220,149	5,682
* Dycom Industries, Inc.	185,236	5,674
*^ Take-Two Interactive Software, Inc.	331,508	5,662
*^ OmniVision Technologies, Inc.	248,592	5,650
* Comtech Telecommunications Corp.	105,614	5,649
* Progress Software Corp.	185,665	5,626
* Cymer, Inc.	145,652	5,592
* Quest Software, Inc.	309,456	5,310
* SRA International, Inc.	188,053	5,281
* MPS Group, Inc.	466,645	5,203
* Blackboard Inc.	112,504	5,157
* CNET Networks, Inc.	688,050	5,126
* SiRF Technology Holdings, Inc.	239,914	5,122
* Sanmina-SCI Corp.	2,406,440	5,102
Blackbaud, Inc.	201,696	5,091
* SAVVIS, Inc.	130,507	5,061
* Sigma Designs, Inc.	103,645	5,000
Technitrol, Inc.	185,232	4,992
* Rofin-Sinar Technologies Inc.	70,263	4,933
* DealerTrack Holdings Inc.	116,700	4,887
* ANADIGICS, Inc.	266,152	4,812
* NETGEAR, Inc.	156,680	4,766
* Checkpoint Systems, Inc.	178,320	4,706
* ATMI, Inc.	156,482	4,655
* Cabot Microelectronics Corp.	108,287	4,629
* Zoran Corp.	225,257	4,550
* Coherent, Inc.	141,343	4,534
United Online, Inc.	301,912	4,532
* Brooks Automation, Inc.	317,286	4,518
* Entegris Inc.	518,688	4,502
* EarthLink, Inc.	561,703	4,449
* Concur Technologies, Inc.	140,995	4,444
* InterDigital, Inc.	213,183	4,430
* Diodes Inc.	137,511	4,414
* Blue Coat Systems, Inc.	55,700	4,387
MAXIMUS, Inc.	98,962	4,313
* Avid Technology, Inc.	158,606	4,295
* VASCO Data Security International, Inc.	121,283	4,283
* CSG Systems International, Inc.	194,970	4,143
* Trident Microsystems, Inc.	259,510	4,124
* Applied Micro Circuits Corp.	1,285,145	4,061
* Websense, Inc.	204,517	4,035
* Wind River Systems Inc.	341,058	4,014
* Standard Microsystem Corp.	102,721	3,947
Imation Corp.	160,125	3,928
Daktronics, Inc.	144,099	3,922
* The Ultimate Software Group, Inc.	112,024	3,910
* Tekelec	318,560	3,855
* Advent Software, Inc.	81,261	3,817
* Harmonic, Inc.	358,673	3,806
* Lawson Software, Inc.	377,607	3,780
* ACI Worldwide, Inc.	169,070	3,779
* Synchronoss Technologies, Inc.	89,472	3,763
* FEI Co.	118,570	3,727
* BearingPoint, Inc.	916,608	3,712
* Powerwave Technologies, Inc.	593,587	3,656
* Littelfuse, Inc.	102,318	3,652
AVX Corp.	226,466	3,646
* Epicor Software Corp.	262,965	3,621
* L-1 Identity Solutions Inc.	191,294	3,606
* ViaSat, Inc.	115,820	3,571
* Omniture, Inc.	116,955	3,546
* Brightpoint, Inc.	234,676	3,522
Cognex Corp.	198,166	3,519
* SPSS, Inc.	83,472	3,434
MTS Systems Corp.	82,079	3,414
* Sycamore Networks, Inc.	835,508	3,401
*^ Echelon Corp.	135,766	3,396
* MicroStrategy Inc.	42,567	3,377
Black Box Corp.	78,813	3,370
* Rogers Corp.	81,564	3,360
* Novatel Wireless, Inc.	146,254	3,313
* Power Integrations, Inc.	111,400	3,310
* ScanSource, Inc.	117,196	3,294
* Manhattan Associates, Inc.	119,696	3,281
* Vignette Corp.	161,663	3,245
* MKS Instruments, Inc.	168,686	3,208
* Electro Scientific Industries, Inc.	132,418	3,173
Park Electrochemical Corp.	94,183	3,163
* Internap Network Services Corp.	222,769	3,157
* TriQuint Semiconductor, Inc.	635,852	3,122
* Quantum Corp.	912,559	3,103
* RealNetworks, Inc.	453,692	3,076
* Riverbed Technology, Inc.	75,637	3,055
* ManTech International Corp.	83,730	3,013
* CMGI Inc.	2,210,655	3,006
* Finisar Corp.	1,060,384	2,969
* Netlogic Microsystems Inc.	80,839	2,919
* Perficient, Inc.	133,471	2,919
* FARO Technologies, Inc.	65,934	2,911
* Hutchinson Technology, Inc.	117,550	2,892
* Mastec Inc.	203,228	2,859
* AMIS Holdings Inc.	292,760	2,843
* KEMET Corp.	386,553	2,841
* Stratasys, Inc.	102,968	2,838
Quality Systems, Inc.	77,443	2,837
* Interwoven Inc.	199,213	2,835
* JDA Software Group, Inc.	135,680	2,803
Micrel, Inc.	258,846	2,796
* Newport Corp.	181,727	2,768
* Kulicke & Soffa Industries, Inc.	318,144	2,698
* Ixia	307,769	2,684
* Conexant Systems, Inc.	2,231,711	2,678
InfoSpace, Inc.	151,378	2,658
*^ WebMD Health Corp. Class A	50,944	2,654
* SonicWALL, Inc.	303,208	2,647
* Sykes Enterprises, Inc.	158,710	2,636
Agilysys, Inc.	155,121	2,622
* C-COR Inc.	225,801	2,594
* Cogent Inc.	165,234	2,591
* Cirrus Logic, Inc.	404,359	2,588
* DTS Inc.	85,146	2,586
* Veeco Instruments, Inc.	128,943	2,499
* The Knot, Inc.	117,502	2,498
* Advanced Energy Industries, Inc.	163,286	2,466
*^ Monolithic Power Systems	96,911	2,462
* Sirenza Microdevices, Inc.	141,428	2,445
* Tyler Technologies, Inc.	181,208	2,419
*^ EMCORE Corp.	248,441	2,385
* Lattice Semiconductor Corp.	530,507	2,382
* Axcelis Technologies, Inc.	464,543	2,374
* Secure Computing Corp.	239,524	2,331
* Magma Design Automation, Inc.	160,078	2,252
* Sapient Corp.	333,901	2,240
* Authorize.Net Holdings Inc.	127,028	2,240
* Exar Corp.	169,504	2,214
* FalconStor Software, Inc.	182,672	2,201
* DSP Group Inc.	138,361	2,190
* Photronics, Inc.	191,887	2,189
* Radiant Systems, Inc.	138,306	2,189
CTS Corp.	168,413	2,173
* Actuate Software Corp.	336,323	2,169
* Ansoft Corp.	65,736	2,168
* Hittite Microwave Corp.	48,438	2,139
* Spansion Inc. Class A	249,649	2,110
* EPIQ Systems, Inc.	111,916	2,106
* Commvault Systems, Inc.	112,171	2,077
* Silicon Image, Inc.	400,909	2,065
* Forrester Research, Inc.	87,470	2,062
Methode Electronics, Inc. Class A	136,354	2,052
TNS Inc.	127,738	2,051
* Internet Capital Group Inc.	170,257	2,043
* S1 Corp.	224,664	2,033
*^ ParkerVision, Inc.	132,743	2,015
* Network Equipment Technologies, Inc.	137,017	1,987
* Ciber, Inc.	249,624	1,950
* Adaptec, Inc.	501,947	1,917
*^ Universal Display Corp.	107,611	1,907
* Gateway, Inc.	997,244	1,875
* Supertex, Inc.	46,700	1,862
* MSC Software Corp.	136,658	1,861
* Art Technology Group, Inc.	614,672	1,856
Cohu, Inc.	96,277	1,805
*^ Bankrate, Inc.	39,034	1,800
*^ UTStarcom, Inc.	491,159	1,798
* Chordiant Software, Inc.	129,028	1,788
Openwave Systems Inc.	406,541	1,781
*^ Research Frontiers, Inc.	119,202	1,778
* Excel Technology, Inc.	70,591	1,761
* Mattson Technology, Inc.	203,313	1,759
* Extreme Networks, Inc.	456,459	1,753
X-Rite Inc.	121,188	1,750
* EMS Technologies, Inc.	70,062	1,719
* Rudolph Technologies, Inc.	122,734	1,697
*^ Avanex Corp.	1,034,900	1,697
* InterVoice, Inc.	180,379	1,694
* Immersion Corp.	102,846	1,685
* TTM Technologies, Inc.	144,151	1,668
* Harris Stratex Networks, Inc. Class A	95,229	1,664
* Applix, Inc.	93,567	1,664
* Rackable Systems Inc.	126,800	1,645
* MRV Communications Inc.	653,384	1,620
* Credence Systems Corp.	520,404	1,608
^ Imergent, Inc.	69,800	1,566
* Terremark Worldwide, Inc.	216,669	1,554
*^ MIPS Technologies, Inc.	194,703	1,538
* Intevac, Inc.	100,041	1,521
* Loral Space and Communications Ltd.	38,247	1,520
* AXT, Inc.	244,991	1,517
* Smith Micro Software, Inc.	94,025	1,510
*^ CyberSource Corp.	128,956	1,507
* Anaren, Inc.	106,561	1,503
* RightNow Technologies Inc.	92,765	1,493
* Keynote Systems Inc.	108,157	1,485
* LoJack Corp.	77,613	1,472
* Neoware Systems, Inc.	90,427	1,467
* I-many, Inc.	507,497	1,462
* Gerber Scientific, Inc.	134,511	1,459
* iGATE Corp.	170,210	1,459
Pegasystems Inc.	122,330	1,456
* IXYS Corp.	138,544	1,445
* iBasis, Inc.	133,714	1,437
* Silicon Storage Technology, Inc.	438,992	1,414
* Genesis Microchip Inc.	176,824	1,386
* Ariba, Inc.	126,953	1,369
* Asyst Technologies, Inc.	257,715	1,363
^ Marchex, Inc.	142,944	1,359
* Telular Corp.	194,104	1,349
* Visual Sciences Inc.	92,519	1,336
* Digi International, Inc.	93,469	1,331
TheStreet.com, Inc.	108,887	1,319
* Microtune, Inc.	218,437	1,315
* Pericom Semiconductor Corp.	112,130	1,314
^ Heartland Payment Systems, Inc.	51,000	1,311
* Ultra Clean Holdings, Inc.	88,853	1,306
infoUSA Inc.	140,576	1,306
* SI International Inc.	45,213	1,292
* Ultratech, Inc.	93,001	1,289
*^ TranSwitch Corp.	919,175	1,287
Gevity HR, Inc.	124,182	1,273
* Greenfield Online, Inc.	83,415	1,272
* Actel Corp.	118,068	1,267
* Iomega Corp.	235,462	1,234
* Spectrum Control, Inc.	84,945	1,231
*^ Presstek, Inc.	196,128	1,230
* OSI Systems Inc.	54,525	1,227
*^ Convera Corp.	312,544	1,219
* Kopin Corp.	319,786	1,218
* Packeteer, Inc.	159,276	1,210
*^ Bookham, Inc.	436,907	1,206
* Sonic Solutions, Inc.	114,820	1,202
* Advanced Analogic Technologies, Inc.	112,758	1,200
* Borland Software Corp.	275,700	1,199
NIC Inc.	172,351	1,196
* eSPEED, Inc. Class A	138,210	1,179
* SupportSoft, Inc.	199,743	1,166
* Measurement Specialties, Inc.	41,241	1,151
* SeaChange International, Inc.	165,086	1,142
* Semitool, Inc.	115,504	1,120
Bel Fuse, Inc. Class B	32,200	1,116
* Globecomm Systems, Inc.	83,820	1,111
* Taleo Corp. Class A	43,131	1,096
* Multi-Fineline Electronix, Inc.	72,055	1,069
*^ i2 Technologies, Inc.	69,787	1,064
* RadiSys Corp.	85,300	1,062
* Mercury Computer Systems, Inc.	103,238	1,061
* Global Cash Access, Inc.	99,312	1,052
* NetScout Systems, Inc.	96,090	1,047
* Nu Horizons Electronics Corp.	110,970	1,046
* Zhone Technologies	872,868	1,039
* Switch and Data Inc.	63,112	1,028
* Phoenix Technologies Ltd.	95,582	1,024
* Safeguard Scientifics, Inc.	439,773	1,007
* LivePerson, Inc.	161,059	992
* SYNNEX Corp.	48,027	987
* Hughes Communications Inc.	18,984	984
* Rimage Corp.	43,154	968
*^ American Technology Corp.	251,262	955
* MoSys, Inc.	132,448	935
* Moldflow Corp.	48,337	931
Integral Systems, Inc.	43,087	926
* Aetrium, Inc.	184,914	925
* OPNET Technologies, Inc.	78,926	916
* Cray, Inc.	127,121	915
* Online Resources Corp.	72,077	911
*^ NVE Corp.	29,191	908
*^ Lumera Corp.	210,479	903
*^ Maxwell Technologies, Inc.	77,640	903
*^ iPass Inc.	212,054	891
* Rainmaker Systems, Inc.	102,650	890
* Volterra Semiconductor Corp.	72,228	887
* LTX Corp.	247,790	885
* Photon Dynamics, Inc.	97,636	884
* Pervasive Software Inc.	186,283	883
*^ Mindspeed Technologies, Inc.	530,715	881
American Software, Inc. Class A	95,757	881
*^ Lasercard Corp.	78,981	877
* Nextwave Wireless Inc.	149,900	857
*^ Local.com Corp	131,777	855
* Lionbridge Technologies, Inc.	213,895	853
* Zones, Inc.	80,987	837
*^ On2 Technologies, Inc.	721,328	837
* PC Connection, Inc.	66,806	835
* Performance Technologies, Inc.	164,821	826
* Ditech Networks Inc.	154,841	816
*^ Napco Security Systems, Inc.	144,480	805
Keithley Instruments Inc.	75,444	800
Startek, Inc.	78,669	797
* Aware, Inc.	184,000	791
* PDF Solutions, Inc.	79,887	789
* Endwave Corp.	74,358	789
* Zygo Corp.	60,408	787
*^ Zix Corp.	406,389	780
Renaissance Learning, Inc.	64,242	777
* Bottomline Technologies, Inc.	61,760	774
* Saba Software, Inc.	157,901	771
* Hypercom Corp.	169,511	766
* PLX Technology, Inc.	70,481	761
* Versant Corp.	39,447	758
* Integrated Silicon Solution, Inc.	120,072	756
* BSQUARE Corp.	124,958	750
* Concurrent Computer Corp.	575,499	748
* Ramtron International Corp.	257,456	744
* DDi Corp.	112,175	744
* Catalyst Semiconductor, Inc.	106,713	740
* Symmetricom Inc.	156,451	735
* ZiLOG, Inc.	200,047	728
QAD Inc.	83,858	726
* Network Engines, Inc.	403,089	726
* Bitstream Inc.	110,354	724
* Micronetics Inc.	75,720	720
MOCON, Inc.	60,543	708
* Tollgrade Communications, Inc.	69,680	705
* Telecommunication Systems, Inc.	175,567	701
* GSE Systems, Inc.	102,863	694
* Cherokee International Corp.	204,693	694
*^ Ciprico Inc.	91,760	688
* Sumtotal Systems Inc.	115,866	679
*^ I.D. Systems, Inc.	54,829	671
* Captaris Inc.	125,948	666
* Management Network Group Inc.	290,072	664
* Dynamics Research Corp.	59,270	662
Astro-Med, Inc.	64,839	657
* ActivIdentity Corp.	123,724	641
* Entrust, Inc.	298,915	637
* Westell Technologies, Inc.	269,126	635
* NMS Communications Corp.	515,731	634
* Innodata Isogen, Inc.	163,361	634
* Virage Logic Corp.	84,577	628
* TechTeam Global, Inc.	53,128	627
* Electroglas, Inc.	271,801	625
* SM&A Corp.	90,987	621
* Travelzoo, Inc.	26,977	619
* STEC Inc.	80,678	616
* Autobytel Inc.	187,099	610
* QuickLogic Corp.	185,360	604
* White Electronic Designs Corp.	115,241	602
* KVH Industries, Inc.	68,126	583
Communications Systems, Inc.	54,604	573
* RF Monolithics, Inc.	94,159	572
*^ Simulations Plus, Inc.	40,114	568
* SRS Labs, Inc.	76,819	563
* NetManage, Inc.	136,824	562
* EFJ, Inc.	96,719	561
*^ Telkonet, Inc.	335,614	560
* PC-Tel, Inc.	73,528	558
* CyberOptics Corp.	45,189	556
* Web.com, Inc.	77,662	555
*^ Optium Corp.	53,432	555
* Key Tronic Corp.	119,576	554
* Hauppage Digital, Inc.	124,929	548
*^ OpenTV Corp.	370,390	548
* Exlservice Holdings Inc.	25,767	548
* Tumbleweed Communications Corp.	254,504	547
*^ Intelli-Check Inc.	130,498	542
* Radyne Comstream Inc.	50,845	536
*^ 8X8 Inc.	422,139	528
* Onvia.com, Inc.	60,012	528
*^ Midway Games Inc.	119,202	520
* Hifn, Inc.	63,479	519
* Nanometrics Inc.	57,838	519
* Centillium Communications, Inc.	307,036	516
* Napster, Inc.	155,845	510
* Airspan Networks Inc.	203,124	508
COMARCO, Inc.	87,762	506
* Catapult Communications Corp.	65,991	504
* Silicon Graphics Inc.	25,142	497
* Aptimus, Inc.	80,743	494
* Digimarc Corp.	54,385	491
* Entertainment Distribution Company Inc.	382,593	490
*^ Vyyo Inc.	86,795	488
* Interactive Intelligence Inc.	25,392	482
* Comverge Inc.	14,651	481
* Jupitermedia Corp.	75,427	477
* RAE Systems, Inc.	144,022	477
* Acme Packet, Inc.	30,600	472
* Computer Task Group, Inc.	103,548	450
* Staktek Holdings Inc.	129,651	446
*^ Mechanical Technology Inc.	388,238	443
* Carrier Access Corp.	115,327	438
* InsWeb Corp.	48,515	437
* OpNext, Inc.	37,400	434
* Miva Inc.	91,717	433
* CPI International, Inc.	22,586	429
* Viewpoint Corp.	575,864	420
*^ NeoMagic Corp.	103,169	420
* SourceForge Inc.	167,941	411
* Think Partnership Inc.	272,700	409
* Peerless Systems Corp.	197,509	405
* Occam Networks, Inc.	42,481	404
* Dot Hill Systems Corp.	133,020	403
* Bell Microproducts Inc.	64,646	402
* CallWave, Inc.	137,307	398
* Optical Communication Products, Inc.	240,163	394
* Planar Systems, Inc.	58,662	394
* Optical Cable Corp.	82,646	393
* Pixelworks, Inc.	331,856	382
* Answerthink Consulting Group, Inc.	114,981	378
* LeCroy Corp.	49,738	371
* Datalink Corp.	79,668	362
* Neon Communications Group Inc.	72,500	355
* En Pointe Technologies, Inc.	122,089	354
*^ FOCUS Enhancements, Inc.	388,012	353
* Applied Digital Solutions, Inc.	383,696	353
* California Micro Devices Corp.	79,185	348
* Sonic Foundry, Inc.	161,520	347
* Allied Motion Technologies, Inc.	68,999	346
* Vocus, Inc.	11,799	345
* SCM Microsystems, Inc.	115,894	344
* Kintera Inc.	189,936	342
* Pfsweb Inc.	258,188	341
* Liquidity Services, Inc.	30,849	339
*^ Superconductor Technologies Inc.	47,797	334
* SteelCloud Inc.	234,983	331
* WJ Communications, Inc.	254,022	330
* DivX, Inc.	22,200	330
* IPG Photonics Corp.	16,600	326
Avici Systems Inc.	30,564	326
*^ Wave Systems Corp. Class A	175,542	323
* Mobility Electronics, Inc.	91,342	321
* FSI International, Inc.	135,424	316
* Nextest Systems Corp.	24,032	309
* Video Display Corp.	37,589	301
* LoopNet, Inc.	14,300	294
* Lantronix, Inc.	297,007	291
* Data I/O Corp.	78,066	287
* Cascade Microtech, Inc.	28,600	284
*^ Access Intergrated Technologies Inc.	47,300	265
* Calamp Corp.	76,706	265
* PAR Technology Corp.	32,969	264
Mesa Laboratories, Inc.	12,258	256
* DataTRAK International Inc.	85,096	241
TSR, Inc.	54,086	233
* Synplicity, Inc.	37,338	233
*^ Aruba Networks, Inc.	11,500	230
* Merix Corp.	40,537	229
*^ LightPath Technologies, Inc. Class A	55,757	229
* Evolving Systems, Inc.	133,174	226
* ESS Technology, Inc.	168,174	225
* Evans & Sutherland Computer Corp.	107,101	223
* Ikanos Communications, Inc.	39,964	223
Bel Fuse, Inc. Class A	5,719	218
* Goldleaf Financial Solutions, Inc.	66,463	216
* Callidus Software Inc.	24,936	214
* Digital Angel Corp.	164,869	214
* PLATO Learning, Inc.	54,990	208
* AuthentiDate Holding Corp.	179,116	208
*^ TII Network Technologies, Inc.	95,277	206
* LookSmart, Ltd.	71,715	203
* BladeLogic Inc.	7,900	203
* TransAct Technologies Inc.	32,704	200
* LogicVision, Inc.	236,153	198
*^ Verso Technologies, Inc.	280,417	185
* Selectica, Inc.	104,881	184
* Netezza Corp.	14,281	179
* Leadis Technology Inc.	50,620	177
* Dice Holdings Inc.	17,100	176
* PlanetOut, Inc.	126,702	161
* deltathree, Inc.	217,919	144
* BigBand Networks Inc.	21,700	139
*^ Transmeta Corp.	23,537	139
*^ WorldGate Communications, Inc.	348,891	133
* Sunrise Telecom Inc.	65,460	133
* Innovex, Inc.	106,590	132
* AXS-One Inc.	169,886	129
*^ Ibis Technology Corp.	101,314	126
* SigmaTel Inc.	48,013	125
* Interlink Electronics Inc.	69,789	117
* Website Pros, Inc.	10,861	114
*^ Majesco Entertainment Co.	82,188	108
* Bell Industries, Inc.	49,046	103
* Cosine Communications, Inc.	34,812	100
* Intraware, Inc.	15,123	88
*^ Isilon Systems Inc.	10,800	83
Richardson Electronics, Ltd.	11,090	76
*^ Delphax Technologies, Inc.	81,502	73
* Orbcomm, Inc.	8,010	60
*^ Atari, Inc.	21,962	56
* Double-Take Software Inc.	2,800	54
* Technology Solutions Co.	9,671	48
* InFocus Corp.	27,270	46
* Unica Corp.	4,103	46
* Suntron Corp.	36,866	44
Frequency Electronics, Inc.	4,000	40
* Sourcefire Inc.	4,400	40
* Overland Storage, Inc.	21,120	36
* ThinkEngine Networks, Inc.	18,400	35
* MakeMusic! Inc.	3,956	28
* Ebix, Inc.	312	15
* Verticalnet, Inc.	2,574	13
* MTI Technology Corp.	101,018	10
* ISCO International, Inc.	18,000	5
CAM Commerce Solutions, Inc.	100	3
* Media 100 Inc.	162,889	2
*^ VCampus Corp.	38,990	2
* Radview Software Ltd.	9,000	1
* Conolog Corp.	475	1
* US Dataworks Inc.	100	-

		2,128,660

Materials (5.8%)
Lyondell Chemical Co.	1,105,887	51,258
* The Mosaic Co.	683,523	36,582
* Owens-Illinois, Inc.	682,355	28,284
Martin Marietta Materials, Inc.	183,498	24,506
Celanese Corp. Series A	558,757	21,780
* AK Steel Holding Corp.	491,132	21,585
Lubrizol Corp.	303,080	19,718
* Domtar Corp.	2,287,652	18,759
Nalco Holding Co.	628,841	18,645
Airgas, Inc.	349,438	18,042
Steel Dynamics, Inc.	385,494	18,003
FMC Corp.	336,860	17,523
Commercial Metals Co.	528,822	16,737
Reliance Steel & Aluminum Co.	293,414	16,590
* Crown Holdings, Inc.	727,460	16,557
Cleveland-Cliffs Inc.	181,683	15,983
CF Industries Holdings, Inc.	208,265	15,809
Albemarle Corp.	352,279	15,571
Carpenter Technology Corp.	114,301	14,860
^ Florida Rock Industries, Inc.	219,343	13,707
Sonoco Products Co.	447,910	13,518
* Smurfit-Stone Container Corp.	1,128,955	13,186
* Titanium Metals Corp.	389,981	13,088
RPM International, Inc.	540,484	12,945
* Terra Industries, Inc.	408,549	12,771
Cytec Industries, Inc.	186,025	12,722
Valspar Corp.	448,740	12,210
AptarGroup Inc.	305,157	11,556
Packaging Corp. of America	371,433	10,798
Cabot Corp.	302,025	10,731
Huntsman Corp.	398,165	10,547
Chemtura Corp.	1,084,517	9,641
Texas Industries, Inc.	122,710	9,633
Greif Inc. Class A	141,864	8,608
Scotts Miracle-Gro Co.	197,429	8,440
* RTI International Metals, Inc.	103,617	8,213
H.B. Fuller Co.	275,558	8,179
Louisiana-Pacific Corp.	474,910	8,059
Quanex Corp.	168,898	7,935
Olin Corp.	335,233	7,503
Worthington Industries, Inc.	314,931	7,420
Schnitzer Steel Industries, Inc. Class A	99,503	7,293
*^ W.R. Grace & Co.	267,097	7,174
* OM Group, Inc.	135,664	7,164
* Century Aluminum Co.	128,652	6,774
Metal Management, Inc.	115,982	6,286
Eagle Materials, Inc.	173,921	6,216
Sensient Technologies Corp.	212,564	6,137
Silgan Holdings, Inc.	109,620	5,892
Minerals Technologies, Inc.	87,386	5,855
Arch Chemicals, Inc.	110,660	5,188
Compass Minerals International, Inc.	146,352	4,982
* Hecla Mining Co.	547,593	4,901
*^ Coeur d'Alene Mines Corp.	1,267,094	4,802
* Brush Engineered Materials Inc.	92,300	4,789
Rock-Tenn Co.	158,609	4,584
*^ Zoltek Cos., Inc.	101,249	4,417
Ryerson Tull, Inc.	120,860	4,078
* Rockwood Holdings, Inc.	110,786	3,969
Ferro Corp.	195,140	3,899
Bowater Inc.	256,003	3,820
Royal Gold, Inc.	107,487	3,520
NewMarket Corp.	71,169	3,514
* Haynes International, Inc.	39,525	3,374
AMCOL International Corp.	99,618	3,296
Kaiser Aluminum Corp.	46,586	3,288
Deltic Timber Corp.	55,734	3,172
* PolyOne Corp.	421,668	3,150
Glatfelter	204,655	3,037
Myers Industries, Inc.	151,825	3,009
* Headwaters Inc.	192,224	2,860
A. Schulman Inc.	144,848	2,858
A.M. Castle & Co.	85,537	2,789
Wausau Paper Corp.	235,588	2,627
*^ Calgon Carbon Corp.	183,826	2,566
Spartech Corp.	145,516	2,483
* Buckeye Technology, Inc.	163,698	2,478
* Stillwater Mining Co.	218,253	2,246
Westlake Chemical Corp.	88,335	2,238
^ Georgia Gulf Corp.	156,163	2,171
*^ Flotek Industries, Inc.	49,020	2,164
* Graphic Packaging Corp.	456,589	2,064
Neenah Paper Inc.	60,093	1,988
Koppers Holdings, Inc.	47,340	1,828
Penford Corp.	46,827	1,765
* Omnova Solutions Inc.	292,698	1,692
Schweitzer-Mauduit International, Inc.	72,248	1,683
Tronox Inc. Class B	182,651	1,649
* Universal Stainless & Alloy Products, Inc.	39,287	1,563
* Symyx Technologies, Inc.	150,079	1,304
* AEP Industries, Inc.	30,033	1,272
Olympic Steel, Inc.	45,387	1,233
* ICO, Inc.	79,980	1,126
* U.S. Concrete, Inc.	168,116	1,108
^ American Vanguard Corp.	56,092	1,095
NL Industries, Inc.	94,464	1,070
* Landec Corp.	68,596	1,060
* Wheeling-Pittsburgh Corp.	54,729	1,056
Balchem Corp.	50,118	1,023
*^ LSB Industries, Inc.	40,637	961
*^ Idaho General Mines, Inc.	141,370	939
*^ Nonophase Technologies Corp.	132,549	881
* Material Sciences Corp.	76,340	811
* ADA-ES Inc	60,595	752
Nevada Chemicals, Inc.	70,857	680
NN, Inc.	64,826	636
Chesapeake Corp. of Virginia	74,415	630
U.S. Energy Corp.	139,519	615
Quaker Chemical Corp.	26,022	612
Stepan Co.	18,307	566
* Caraustar Industries, Inc.	125,044	558
* U.S. Gold Corp.	81,652	512
* Rock of Ages Corp.	78,342	477
* Claymont Steel Holdings	23,038	467
Great Northern Iron Ore	3,600	429
* Mod-Pac Corp.	49,498	426
* TOR Minerals International, Inc.	160,090	312
Hawkins, Inc.	21,355	308
Wellman, Inc.	126,472	304
Synalloy Corp.	11,338	239
* United States Lime & Mineral	3,400	122
* Eden Bioscience Corp.	80,725	85
Innophos Holdings Inc.	5,150	78
* Canyon Resources Corp.	136,500	51
*^ Kapstone Paper and Packaging Corp.	4,300	31
* Solitario Resources Corp.	400	2

		841,325

Telecommunication Services (2.7%)
* American Tower Corp. Class A	1,800,070	78,375
* NII Holdings Inc.	757,931	62,264
* Crown Castle International Corp.	871,854	35,423
* Level 3 Communications, Inc.	6,724,527	31,269
Telephone & Data Systems, Inc.	319,616	21,334
* Leap Wireless International, Inc.	226,034	18,392
* SBA Communications Corp.	459,845	16,223
* Time Warner Telecom Inc.	588,603	12,932
* NeuStar, Inc. Class A	291,686	10,002
Telephone & Data Systems, Inc. - Special Common Shares	147,351	9,136
* Dobson Communications Corp.	690,960	8,837
* U.S. Cellular Corp.	75,700	7,434
*^ Metropcs Communications Inc.	219,774	5,995
* Cincinnati Bell Inc.	1,127,047	5,568
* Cogent Communications Group, Inc.	200,053	4,669
* PAETEC Holding Corp.	330,968	4,127
* Premiere Global Services, Inc.	274,139	3,468
*^ Clearwire Corp.	132,900	3,248
Iowa Telecommunications Services Inc.	144,668	2,872
* General Communication, Inc.	227,481	2,762
Alaska Communications Systems Holdings, Inc.	188,076	2,718
* Rural Cellular Corp. Class A	61,482	2,674
FairPoint Communications, Inc.	134,110	2,529
NTELOS Holdings Corp.	84,391	2,486
* Syniverse Holdings Inc.	148,247	2,357
* Cbeyond Inc.	55,220	2,252
Shenandoah Telecommunications Co.	99,072	2,156
USA Mobility, Inc.	125,719	2,121
iPCS, Inc.	61,419	2,112
IDT Corp. Class B	250,234	2,094
* Centennial Communications Corp. Class A	190,628	1,929
Consolidated Communications Holdings, Inc.	85,011	1,667
Surewest Communications	60,545	1,514
North Pittsburgh Systems, Inc.	63,712	1,514
Atlantic Tele-Network, Inc.	31,804	1,156
*^ ICO Global Communications (Holdings) Ltd.	303,068	1,055
*^ Fibertower Corp.	230,207	884
*^ Covad Communications Group, Inc.	1,280,532	858
* FiberNet Telecom Group, Inc.	99,266	830
Hickory Tech Corp.	68,066	660
* LCC International, Inc. Class A	142,299	490
D&E Communications, Inc.	34,092	485
*^ Globalstar, Inc.	59,000	432
* Arbinet Holdings, Inc.	72,060	432
* XETA Technologies Inc.	111,679	362
* Kratos Defense & Security	126,700	347
Warwick Valley Telephone Co.	21,505	301
*^ InPhonic, Inc.	93,751	258
*^ Vonage Holdings Corp.	185,000	191
* Metro One Telecommunications, Inc.	57,038	117
*^ Multiband Corp.	29,043	87
IDT Corp.	7,368	58
* Fusion Telecommunications International, Inc.	36,100	21
* GoAmerica, Inc.	2,302	12
*^ URON Inc.	7,260	2
* Pac-West Telecom, Inc.	143,083	1
* Trinsic Inc.	4,606	-

		383,492

Utilities (4.8%)
* Mirant Corp.	1,118,386	45,496
* NRG Energy, Inc.	1,045,912	44,232
* Reliant Energy, Inc.	1,502,704	38,469
Equitable Resources, Inc.	533,775	27,687
Wisconsin Energy Corp.	515,610	23,218
Pepco Holdings, Inc.	853,001	23,099
MDU Resources Group, Inc.	802,837	22,351
ONEOK, Inc.	457,755	21,698
SCANA Corp.	514,621	19,936
Northeast Utilities	684,979	19,570
Alliant Energy Corp.	494,929	18,966
Energy East Corp.	699,220	18,914
Energen Corp.	316,537	18,081
National Fuel Gas Co.	369,212	17,283
NSTAR	473,162	16,471
Sierra Pacific Resources	983,515	15,471
Southern Union Co.	488,667	15,202
AGL Resources Inc.	345,492	13,688
OGE Energy Corp.	407,247	13,480
^ Aqua America, Inc.	589,226	13,364
DPL Inc.	504,867	13,258
Puget Energy, Inc.	521,711	12,766
UGI Corp. Holding Co.	476,098	12,369
Atmos Energy Corp.	397,170	11,248
Great Plains Energy, Inc.	384,270	11,071
Westar Energy, Inc.	397,494	9,762
Vectren Corp.	344,080	9,390
ITC Holdings Corp.	185,365	9,185
Piedmont Natural Gas, Inc.	332,550	8,344
PNM Resources Inc.	346,843	8,075
Hawaiian Electric Industries Inc.	369,862	8,030
WGL Holdings Inc.	223,676	7,580
Black Hills Corp.	171,236	7,024
* Aquila, Inc.	1,702,420	6,827
Cleco Corp.	262,049	6,622
IDACORP, Inc.	198,553	6,501
New Jersey Resources Corp.	127,397	6,318
Northwest Natural Gas Co.	122,787	5,611
Southwest Gas Corp.	190,764	5,397
ALLETE, Inc.	119,159	5,334
Avista Corp.	239,651	4,877
Otter Tail Corp.	135,307	4,824
* El Paso Electric Co.	208,391	4,820
UniSource Energy Corp.	160,371	4,793
South Jersey Industries, Inc.	133,257	4,637
NorthWestern Corp.	162,741	4,422
California Water Service Group	94,027	3,619
UIL Holdings Corp.	113,765	3,584
Portland General Electric Co.	122,128	3,395
MGE Energy, Inc.	96,728	3,235
The Laclede Group, Inc.	98,699	3,186
Empire District Electric Co.	137,707	3,111
American States Water Co.	77,220	3,012
CH Energy Group, Inc.	61,860	2,957
Ormat Technologies Inc.	57,835	2,680
SJW Corp.	63,218	2,158
EnergySouth, Inc.	36,922	1,862
Southwest Water Co.	120,136	1,517
Central Vermont Public Service Corp.	36,610	1,338
*^ Cadiz Inc.	66,163	1,250
Connecticut Water Services, Inc.	50,077	1,160
* SEMCO Energy, Inc.	139,599	1,101
Chesapeake Utilities Corp.	26,882	914
Middlesex Water Co.	42,459	802
* Maine & Maritimes Corp.	27,125	768
Unitil Corp.	23,826	703
The York Water Co.	18,124	305
Artesian Resources Corp Class A	13,143	250
* Pure Cycle Corp.	14,266	126
BIW Ltd.	2,900	67

		688,861

Total Common Stocks
(Cost $10,957,516)		14,395,674

Temporary Cash Investments (3.5%)

Money Market Fund (3.4%)
1 Vanguard Market Liquidity Fund, 5.153%	493,829,808	493,830

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
2 Federal National Mortgage Assn.
3 5.204%, 10/3/2007	6,000	5,998

Total Temporary Cash Investments
(Cost $499,828)		499,828

Total Investments (103.4%)
(Cost $11,457,344)		14,895,502

Other Assets and Liabilities-Net (-3.4%)		(486,608)

Net Assets (100%)		14,408,894

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $5,998,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007 the cost of investment securities for tax purposes was $11,457,344,000. Net unrealized appreciation of investment securities for tax purposes was $3,438,158,000, consisting of unrealized gains of $4,501,354,000 on securities that had risen in value since their purchase and $1,063,196,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 3.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	15	6,099	235
E-mini S&P Mid-Cap 400 Index	15	1,340	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Total Stock Market Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (10.4%)
Time Warner, Inc.	23,395,759	429,546
* Comcast Corp. Class A	17,343,399	419,363
McDonald's Corp.	7,415,541	403,925
The Walt Disney Co.	11,693,182	402,129
Home Depot, Inc.	10,478,452	339,921
Target Corp.	5,047,467	320,867
News Corp., Class A	14,004,997	307,970
Lowe's Cos., Inc.	9,355,468	262,140
* Amazon.com, Inc.	1,909,250	177,847
Johnson Controls, Inc.	1,226,272	144,835
* Viacom Inc. Class B	3,531,956	137,640
NIKE, Inc. Class B	2,289,749	134,317
Carnival Corp.	2,712,080	131,346
* Starbucks Corp.	4,604,501	120,638
CBS Corp.	3,773,909	118,878
Best Buy Co., Inc.	2,530,559	116,456
* DIRECTV Group, Inc.	4,560,872	110,738
Yum! Brands, Inc.	3,253,804	110,076
Clear Channel Communications, Inc.	2,928,880	109,657
* Coach, Inc.	2,305,360	108,974
* Kohl's Corp.	1,895,068	108,644
The McGraw-Hill Cos., Inc.	2,131,958	108,538
Hilton Hotels Corp.	2,300,030	106,928
General Motors Corp.	2,811,656	103,188
Harrah's Entertainment, Inc.	1,159,657	100,809
Omnicom Group Inc.	2,055,088	98,829
Staples, Inc.	4,443,450	95,490
* Liberty Media Corp.-Capital Series A	764,295	95,407
Marriott International, Inc. Class A	2,160,187	93,903
Macy's Inc.	2,855,633	92,294
International Game Technology	2,065,349	89,017
Garmin Ltd.	739,115	88,250
* Las Vegas Sands Corp.	661,237	88,222
J.C. Penney Co., Inc. (Holding Co.)	1,335,160	84,609
TJX Cos., Inc.	2,824,867	82,119
Starwood Hotels & Resorts Worldwide, Inc.	1,336,444	81,189
* Ford Motor Co.	9,555,621	81,127
Fortune Brands, Inc.	949,241	77,354
* Liberty Media Corp.-Interactive Series A	3,863,858	74,225
Harley-Davidson, Inc.	1,600,207	73,946
* MGM Mirage, Inc.	793,285	70,951
*^ Sears Holdings Corp.	525,729	66,873
The Gap, Inc.	3,550,014	65,462
Gannett Co., Inc.	1,457,592	63,697
* EchoStar Communications Corp. Class A	1,295,633	60,649
Nordstrom, Inc.	1,281,071	60,069
* Bed Bath & Beyond, Inc.	1,721,974	58,754
Mattel, Inc.	2,445,085	57,362
Wynn Resorts Ltd.	348,701	54,941
* Apollo Group, Inc. Class A	912,742	54,901
Genuine Parts Co.	1,059,195	52,960
Limited Brands, Inc.	2,236,678	51,198
Newell Rubbermaid, Inc.	1,734,470	49,987
* Cablevision Systems NY Group Class A	1,429,700	49,954
* GameStop Corp. Class A	881,270	49,660
* Discovery Holding Co. Class A	1,669,352	48,161
Eastman Kodak Co.	1,787,254	47,827
Sherwin-Williams Co.	697,437	45,829
* Liberty Global, Inc. Class A	1,116,810	45,812
VF Corp.	553,430	44,689
* Liberty Global, Inc. Series C	1,154,948	44,650
Tiffany & Co.	846,794	44,330
Abercrombie & Fitch Co.	545,621	44,032
Whirlpool Corp.	491,331	43,778
H & R Block, Inc.	2,006,180	42,491
Virgin Media Inc.	1,729,951	41,986
Tim Hortons, Inc.	1,176,842	41,013
* Expedia, Inc.	1,180,840	37,645
Wyndham Worldwide Corp.	1,133,830	37,144
* IAC/InterActiveCorp	1,222,163	36,262
* Office Depot, Inc.	1,709,232	35,244
* The Goodyear Tire & Rubber Co.	1,154,519	35,109
Darden Restaurants Inc.	835,520	34,975
* AutoZone Inc.	296,704	34,459
Black & Decker Corp.	410,234	34,172
Royal Caribbean Cruises, Ltd.	858,875	33,522
Harman International Industries, Inc.	384,722	33,286
BorgWarner, Inc.	360,749	33,019
American Eagle Outfitters, Inc.	1,231,806	32,409
* ITT Educational Services, Inc.	253,438	30,841
* Comcast Corp. Special Class A	1,284,933	30,787
* Interpublic Group of Cos., Inc.	2,914,400	30,251
*^ Sirius Satellite Radio, Inc.	8,635,528	30,138
Autoliv, Inc.	494,772	29,563
Polo Ralph Lauren Corp.	377,514	29,352
Idearc Inc.	913,617	28,752
* Mohawk Industries, Inc.	339,356	27,590
* CarMax, Inc.	1,345,348	27,351
Washington Post Co. Class B	34,039	27,327
* XM Satellite Radio Holdings, Inc.	1,904,907	26,993
PetSmart, Inc.	845,282	26,964
* Penn National Gaming, Inc.	452,414	26,701
Station Casinos, Inc.	302,451	26,458
Hasbro, Inc.	941,539	26,250
The Stanley Works	466,679	26,195
* R.H. Donnelley Corp.	441,447	24,730
* Dollar Tree Stores, Inc.	606,750	24,598
Lamar Advertising Co. Class A	488,749	23,934
Family Dollar Stores, Inc.	893,670	23,736
Service Corp. International	1,829,667	23,603
E.W. Scripps Co. Class A	551,852	23,178
* O'Reilly Automotive, Inc.	674,830	22,546
D. R. Horton, Inc.	1,756,585	22,502
Liz Claiborne, Inc.	649,670	22,303
Advance Auto Parts, Inc.	661,459	22,198
Ross Stores, Inc.	863,175	22,132
Dow Jones & Co., Inc.	357,375	21,335
Leggett & Platt, Inc.	1,105,496	21,181
* Big Lots Inc.	699,938	20,886
* Priceline.com, Inc.	224,327	19,909
Centex Corp.	746,627	19,838
Brinker International, Inc.	705,626	19,362
Williams-Sonoma, Inc.	581,690	18,975
Wendy's International, Inc.	542,300	18,932
Pulte Homes, Inc.	1,353,926	18,427
* Crocs, Inc.	273,936	18,422
Phillips-Van Heusen Corp.	348,086	18,268
Gentex Corp.	843,553	18,086
Lennar Corp. Class A	782,291	17,719
Sotheby's	369,495	17,658
WABCO Holdings Inc.	374,542	17,510
* AutoNation, Inc.	979,154	17,351
* Dick's Sporting Goods, Inc.	253,181	17,001
Snap-On Inc.	342,175	16,951
* Hanesbrands Inc.	601,424	16,876
^ New York Times Co. Class A	846,380	16,724
* Career Education Corp.	592,037	16,571
RadioShack Corp.	800,274	16,534
* Toll Brothers, Inc.	818,951	16,371
* Scientific Games Corp.	432,301	16,255
Men's Wearhouse, Inc.	320,918	16,213
OfficeMax, Inc.	469,403	16,086
* DreamWorks Animation SKG, Inc.	472,522	15,792
* Urban Outfitters, Inc.	720,949	15,717
* Chico's FAS, Inc.	1,096,218	15,402
Strayer Education, Inc.	90,672	15,290
Boyd Gaming Corp.	353,686	15,155
* Jarden Corp.	480,712	14,873
Foot Locker, Inc.	965,069	14,795
Jones Apparel Group, Inc.	676,628	14,297
Guess ?, Inc.	291,510	14,293
DeVry, Inc.	375,577	13,900
Meredith Corp.	242,043	13,869
* Lear Corp.	430,250	13,811
* AnnTaylor Stores Corp.	432,644	13,702
Tribune Co.	498,686	13,624
Orient-Express Hotel Ltd.	264,961	13,585
Saks Inc.	791,642	13,577
* Gaylord Entertainment Co.	254,692	13,555
* NVR, Inc.	27,962	13,149
Brunswick Corp.	561,369	12,833
* Jack in the Box Inc.	194,685	12,623
* LKQ Corp.	356,427	12,407
Tupperware Brands Corp.	384,032	12,093
*^ Life Time Fitness, Inc.	193,748	11,885
KB Home	473,260	11,860
* Chipotle Mexican Grill, Inc. Class B	109,552	11,722
Barnes & Noble, Inc.	329,319	11,612
Applebee's International, Inc.	464,405	11,554
Weight Watchers International, Inc.	196,164	11,291
John Wiley & Sons Class A	251,277	11,290
* The Warnaco Group, Inc.	288,734	11,281
* Gemstar-TV Guide International, Inc.	1,607,824	11,190
^ Tempur-Pedic International Inc.	309,768	11,074
* Quiksilver, Inc.	772,955	11,053
* Fossil, Inc.	295,630	11,045
* Guitar Center, Inc.	184,148	10,920
* TRW Automotive Holdings Corp.	339,537	10,757
*^ Vail Resorts Inc.	170,432	10,616
* Bally Technologies Inc.	298,609	10,580
*^ Under Armour, Inc.	174,153	10,418
* Tractor Supply Co.	223,900	10,320
Thor Industries, Inc.	225,323	10,137
* Pinnacle Entertainment, Inc.	370,824	10,098
*^ Chipotle Mexican Grill, Inc.	85,050	10,047
* J. Crew Group, Inc.	241,997	10,043
* The Cheesecake Factory Inc.	425,139	9,978
* Sonic Corp.	416,063	9,736
^ Polaris Industries, Inc.	222,655	9,712
Regal Entertainment Group Class A	442,075	9,704
Belo Corp. Class A	546,971	9,495
Wolverine World Wide, Inc.	342,690	9,390
* Marvel Entertainment, Inc.	399,845	9,372
* Aeropostale, Inc.	488,850	9,317
* Getty Images, Inc.	334,657	9,317
MDC Holdings, Inc.	227,315	9,306
*^ NutriSystem, Inc.	192,299	9,017
* Catalina Marketing Corp.	278,076	9,007
* Collective Brands, Inc.	406,940	8,977
International Speedway Corp.	195,200	8,952
Cooper Tire & Rubber Co.	366,607	8,945
* Tenneco Automotive, Inc.	288,461	8,945
Regis Corp.	277,790	8,864
*^ Blue Nile Inc.	92,267	8,684
* Corinthian Colleges, Inc.	545,576	8,680
* WMS Industries, Inc.	261,937	8,670
Matthews International Corp.	197,090	8,633
Burger King Holdings Inc.	337,180	8,595
Choice Hotels International, Inc.	227,213	8,559
Arbitron Inc.	186,541	8,458
American Greetings Corp. Class A	319,085	8,424
Circuit City Stores, Inc.	1,060,634	8,390
* Deckers Outdoor Corp.	75,868	8,330
Dillard's Inc.	381,591	8,330
* Live Nation, Inc.	387,684	8,238
* Scholastic Corp.	231,446	8,068
* Rent-A-Center, Inc.	438,894	7,957
* Panera Bread Co.	189,916	7,749
* Iconix Brand Group Inc.	325,515	7,744
^ Pool Corp.	306,683	7,661
* Lions Gate Entertainment Corp.	718,626	7,409
* Viacom Inc. Class A	187,325	7,296
* The Gymboree Corp.	204,448	7,205
CBRL Group, Inc.	175,882	7,176
*^ Charter Communications, Inc.	2,781,315	7,176
^ The McClatchy Co. Class A	354,294	7,079
ArvinMeritor, Inc.	411,633	6,924
Callaway Golf Co.	431,331	6,906
* Zale Corp.	296,716	6,866
* Pacific Sunwear of California, Inc.	459,127	6,795
Bob Evans Farms, Inc.	225,000	6,791
American Axle & Manufacturing Holdings, Inc.	266,854	6,738
*^ Tween Brands, Inc.	202,690	6,656
* Bright Horizons Family Solutions, Inc.	153,257	6,566
^ Ethan Allen Interiors, Inc.	197,240	6,448
*^ Blockbuster Inc. Class A	1,187,953	6,379
* Charming Shoppes, Inc.	751,136	6,310
^ IHOP Corp.	99,341	6,291
Jackson Hewitt Tax Service Inc.	224,185	6,268
*^ Netflix.com, Inc.	301,455	6,246
Ruby Tuesday, Inc.	339,522	6,227
Harte-Hanks, Inc.	309,309	6,087
* Genesco, Inc.	130,706	6,029
* Carter's, Inc.	299,413	5,973
CBS Corp. Class A	187,325	5,903
Modine Manufacturing Co.	221,063	5,885
* Timberland Co.	307,802	5,836
* Champion Enterprises, Inc.	528,591	5,804
Brown Shoe Co., Inc.	295,987	5,742
Ryland Group, Inc.	263,097	5,638
* The Dress Barn, Inc.	331,352	5,636
Interactive Data Corp.	194,794	5,493
Aaron Rents, Inc.	240,878	5,371
CKE Restaurants Inc.	327,667	5,311
* CEC Entertainment Inc.	197,315	5,302
Oakley, Inc.	179,988	5,225
* Drew Industries, Inc.	125,831	5,119
^ Winnebago Industries, Inc.	212,995	5,086
* Hibbett Sports Inc.	204,988	5,084
*^ Cabela's Inc.	213,771	5,056
Borders Group, Inc.	373,536	4,979
* Keystone Automotive Industries, Inc.	104,015	4,968
*^ Select Comfort Corp.	356,026	4,967
Domino's Pizza, Inc.	296,091	4,912
Citadel Broadcasting Corp.	1,180,321	4,910
Group 1 Automotive, Inc.	143,809	4,828
Stewart Enterprises, Inc. Class A	616,322	4,696
* Morningstar, Inc.	75,151	4,614
* Coinstar, Inc.	140,728	4,527
*^ P.F. Chang's China Bistro, Inc.	152,747	4,521
Penske Automotive Group Inc.	222,626	4,506
Ameristar Casinos, Inc.	160,141	4,500
Cato Corp. Class A	218,899	4,474
K-Swiss, Inc.	190,636	4,367
* Buffalo Wild Wings Inc.	115,502	4,357
* Papa John's International, Inc.	177,210	4,331
* Red Robin Gourmet Burgers, Inc.	99,706	4,277
* Zumiez Inc.	95,692	4,246
* Pre-Paid Legal Services, Inc.	76,493	4,242
* CTC Media, Inc.	192,678	4,231
*^ Shuffle Master, Inc.	282,702	4,226
The Pep Boys (Manny, Moe & Jack)	297,750	4,177
The Buckle, Inc.	109,299	4,147
* JAKKS Pacific, Inc.	153,935	4,112
* Visteon Corp.	795,652	4,098
Columbia Sportswear Co.	73,890	4,087
* Steiner Leisure Ltd.	93,136	4,042
* Coldwater Creek Inc.	371,345	4,033
* Helen of Troy Ltd.	207,924	4,015
Entercom Communications Corp.	207,077	4,003
Stage Stores, Inc.	219,483	4,001
Movado Group, Inc.	122,219	3,901
* Aftermarket Technology Corp.	121,079	3,843
*^ Jos. A. Bank Clothiers, Inc.	114,650	3,832
Sonic Automotive, Inc.	159,773	3,825
News Corp., Class B	163,229	3,818
* INVESTools Inc.	315,215	3,811
Asbury Automotive Group, Inc.	187,422	3,713
Hearst-Argyle Television Inc.	142,816	3,708
* LodgeNet Entertainment Corp.	145,190	3,682
Lee Enterprises, Inc.	235,918	3,673
* GSI Commerce, Inc.	137,382	3,654
* Sturm, Ruger & Co., Inc.	202,296	3,623
Triarc Cos., Inc. Class B	289,599	3,623
* The Children's Place Retail Stores, Inc.	148,693	3,610
^ Landry's Restaurants, Inc.	136,205	3,604
* Sally Beauty Co. Inc.	415,226	3,509
*^ CKX, Inc.	282,598	3,479
Blyth, Inc.	167,590	3,427
*^ Smith & Wesson Holding Corp.	179,460	3,426
* Skechers U.S.A., Inc.	152,503	3,370
* Texas Roadhouse, Inc.	283,712	3,319
* Volcom, Inc.	76,709	3,262
Sinclair Broadcast Group, Inc.	268,068	3,228
Christopher & Banks Corp.	262,204	3,178
* Morgans Hotel Group	145,107	3,156
* 99 Cents Only Stores	302,360	3,105
^ Furniture Brands International Inc.	305,752	3,100
* Valassis Communications, Inc.	343,742	3,066
* Entravision Communications Corp.	327,163	3,016
* Denny's Corp.	746,470	2,986
Big 5 Sporting Goods Corp.	158,589	2,966
* CSK Auto Corp.	276,804	2,948
Speedway Motorsports, Inc.	79,526	2,942
* TiVo Inc.	463,174	2,941
Media General, Inc. Class A	106,095	2,919
* Hayes Lemmerz International, Inc.	700,990	2,916
Oxford Industries, Inc.	80,594	2,911
* Cox Radio, Inc.	221,203	2,887
* California Pizza Kitchen, Inc.	161,695	2,841
^ Superior Industries International, Inc.	130,502	2,831
* Universal Electronics, Inc.	85,257	2,771
Ambassadors Group, Inc.	72,255	2,753
* Cache, Inc.	153,702	2,744
Kellwood Co.	159,072	2,712
^ Sealy Corp.	189,578	2,662
* RC2 Corp.	96,099	2,661
* Universal Technical Institute Inc.	146,804	2,642
^ Talbots Inc.	145,717	2,623
^ Building Materials Holding Corp.	246,421	2,607
* Fleetwood Enterprises, Inc.	303,019	2,591
Gray Television, Inc.	304,015	2,581
* Charlotte Russe Holding Inc.	174,741	2,558
*^ Exide Technologies	392,900	2,554
* Midas Inc.	132,520	2,501
*^ Cumulus Media Inc.	243,981	2,493
* DG FastChannel Inc.	105,640	2,491
* Mediacom Communications Corp.	347,216	2,448
^ Spartan Motors, Inc.	144,459	2,431
* Jo-Ann Stores, Inc.	115,149	2,430
Courier Corp.	68,902	2,426
RCN Corp.	195,742	2,408
*^ Hovnanian Enterprises Inc. Class A	216,865	2,405
* Perry Ellis International Corp.	86,707	2,403
The Marcus Corp.	124,463	2,390
* Knology, Inc.	142,684	2,387
* Monarch Casino & Resort, Inc.	83,278	2,369
CPI Corp.	60,810	2,342
Churchill Downs, Inc.	46,658	2,331
* PetMed Express, Inc.	165,574	2,320
*^ Casual Male Retail Group, Inc.	258,546	2,317
* Hot Topic, Inc.	310,307	2,315
^ Systemax Inc.	113,248	2,315
* Steak n Shake Co.	151,550	2,275
GateHouse Media, Inc.	176,781	2,254
Fred's, Inc.	213,499	2,248
*^ Martha Stewart Living Omnimedia, Inc.	191,425	2,230
* BJ's Restaurants Inc.	105,705	2,225
Journal Communications, Inc.	233,957	2,218
* Peet's Coffee & Tea Inc.	79,209	2,211
UniFirst Corp.	58,898	2,206
*^ Overstock.com, Inc.	75,567	2,176
*^ DSW Inc. Class A	86,029	2,165
Warner Music Group Corp.	211,696	2,138
* A.C. Moore Arts & Crafts, Inc.	134,672	2,122
^ Standard Pacific Corp.	380,031	2,105
* Pier 1 Imports Inc.	444,817	2,104
Cherokee Inc.	54,485	2,090
*^ Progressive Gaming International Corp.	414,555	2,073
* AFC Enterprises, Inc.	136,970	2,061
^ La-Z-Boy Inc.	276,902	2,044
* Fuel Systems Solutions, Inc.	112,801	2,015
O'Charley's Inc.	132,509	2,009
bebe stores, inc.	136,530	1,997
* drugstore.com, Inc.	609,844	1,976
*^ Six Flags, Inc.	570,466	1,974
*^ True Religion Apparel, Inc.	111,549	1,963
Monaco Coach Corp.	139,129	1,952
Steven Madden, Ltd.	100,830	1,911
^ Beazer Homes USA, Inc.	230,509	1,902
^ PRIMEDIA Inc.	135,068	1,896
* 1-800-FLOWERS.COM, Inc.	162,971	1,889
Monro Muffler Brake, Inc.	55,868	1,888
* Great Wolf Resorts, Inc.	149,322	1,846
World Wrestling Entertainment, Inc.	121,899	1,838
*^ Isle of Capri Casinos, Inc.	94,510	1,838
* REX Stores Corp.	94,659	1,832
*^ Gaiam, Inc.	76,223	1,832
* Amerigon Inc.	105,387	1,824
*^ Meritage Corp.	128,947	1,821
^ Brookfield Homes Corp.	97,917	1,816
CSS Industries, Inc.	50,445	1,815
^ Nautilus Inc.	225,530	1,797
Strattec Security Corp.	38,656	1,796
* Carriage Services, Inc.	219,214	1,791
Steinway Musical Instruments Inc.	59,752	1,770
* 4Kids Entertainment Inc.	100,403	1,766
* Rentrak Corp.	128,030	1,758
^ Tuesday Morning Corp.	194,678	1,750
*^ Raser Technologies, Inc.	134,700	1,736
* Lin TV Corp.	132,837	1,728
* MTR Gaming Group Inc.	181,121	1,726
Arctic Cat, Inc.	104,864	1,716
* The Wet Seal, Inc. Class A	442,756	1,713
* Ruth's Chris Steak House Inc.	115,080	1,640
Libbey, Inc.	90,872	1,592
*^ Krispy Kreme Doughnuts, Inc.	395,268	1,581
* McCormick & Schmick's Seafood Restaurants, Inc.	83,802	1,578
* Fisher Communications, Inc.	31,327	1,562
Hooker Furniture Corp.	77,847	1,558
* Maidenform Brands, Inc.	97,382	1,546
* Audible, Inc.	118,661	1,543
Weyco Group, Inc.	48,015	1,508
* Famous Dave's of America, Inc.	92,045	1,497
* G-III Apparel Group, Ltd.	75,883	1,494
* Nexstar Broadcasting Group, Inc.	140,541	1,474
* Playboy Enterprises, Inc. Class B	135,225	1,452
* Build-A-Bear-Workshop, Inc.	81,652	1,450
* Retail Ventures, Inc.	138,945	1,446
Sauer-Danfoss, Inc.	53,471	1,427
Kimball International, Inc. Class B	124,772	1,420
^ Bon-Ton Stores, Inc.	62,493	1,420
* Shutterfly, Inc.	43,500	1,388
Standard Motor Products, Inc.	146,169	1,374
*^ Conn's, Inc.	56,748	1,356
* Unifi, Inc.	492,350	1,354
*^ Empire Resorts Inc.	273,955	1,353
* Stoneridge, Inc.	132,013	1,347
* GenTek, Inc.	44,628	1,342
*^ Avatar Holding, Inc.	26,732	1,335
* Harris Interactive Inc.	309,490	1,334
^ Ambassadors International, Inc.	54,040	1,326
* Spanish Broadcasting System, Inc.	508,832	1,313
* Red Lion Hotels Corp.	125,913	1,297
Dover Downs Gaming & Entertainment, Inc.	123,914	1,287
*^ Jamba Inc.	182,326	1,282
*^ Palm Harbor Homes, Inc.	102,033	1,273
* Morton's Restaurant Group Inc.	79,408	1,263
Stein Mart, Inc.	165,848	1,262
* MarineMax, Inc.	86,627	1,261
* Russ Berrie and Co., Inc.	74,662	1,254
Kenneth Cole Productions, Inc.	64,298	1,245
* Cavco Industries, Inc.	37,118	1,243
* Audiovox Corp.	120,510	1,240
FTD Group, Inc.	82,800	1,232
Coinmach Service Corp. Class A	101,700	1,219
* PC Mall, Inc.	77,877	1,216
* ValueVision Media, Inc.	163,606	1,212
* The Princeton Review, Inc.	151,228	1,205
* Luby's, Inc.	109,281	1,204
* Alloy, Inc.	128,111	1,203
^ Traffix, Inc.	180,299	1,195
National Presto Industries, Inc.	22,530	1,194
* Saga Communications, Inc.	162,474	1,193
* Premier Exhibitions Inc.	78,950	1,191
^ Syms Corp.	79,087	1,187
Stanley Furniture Co., Inc.	72,934	1,185
Lithia Motors, Inc.	69,247	1,181
Noble International, Ltd.	55,414	1,180
* Stamps.com Inc.	97,175	1,163
^ Carmike Cinemas, Inc.	63,015	1,158
*^ Syntax-Brillian Corp.	280,846	1,143
* California Coastal Communities, Inc.	91,308	1,123
*^ America's Car-Mart, Inc.	99,219	1,122
* Core-Mark Holding Co., Inc.	31,153	1,098
* Leapfrog Enterprises, Inc.	132,895	1,096
*^ Eddie Bauer Holding, Inc.	126,407	1,087
^ Lifetime Brands, Inc.	52,092	1,057
*^ WCI Communities, Inc.	176,227	1,056
Salem Communications Corp.	131,120	1,049
* Multimedia Games Inc.	118,633	1,011
* Riviera Holdings Corp.	36,000	1,010
Westwood One, Inc.	365,281	1,005
* West Marine, Inc.	86,840	1,003
* Dorman Products, Inc.	70,144	990
Finish Line, Inc.	227,656	988
Skyline Corp.	32,629	981
Superior Uniform Group, Inc.	78,989	968
* Capella Education Co.	17,093	956
*^ Trump Entertainment Resorts, Inc.	144,894	935
* Sun-Times Media Group, Inc.	411,180	933
* Radio One, Inc.	248,587	920
*^ Restoration Hardware, Inc.	266,338	876
* dELiA*S, Inc.	183,345	862
* Source Interlink Cos., Inc.	243,034	855
Triarc Cos., Inc. Class A	69,353	852
Emmis Communications, Inc.	169,580	838
Haverty Furniture Cos., Inc.	94,958	833
* Lenox Group, Inc.	173,215	831
*^ Cosi, Inc.	238,701	826
Bassett Furniture Industries, Inc.	79,109	821
* New York & Co., Inc.	134,481	820
* Hartmarx Corp.	165,769	812
Escalade, Inc.	81,141	802
* Duckwall-ALCO Stores, Inc.	21,708	800
Coachmen Industries, Inc.	118,645	795
* Bluegreen Corp.	97,269	754
* Daily Journal Corp.	16,429	741
* Citi Trends Inc.	33,968	739
* Radio One, Inc. Class D	191,592	715
* Hastings Entertainment, Inc.	85,018	712
Johnson Outdoors Inc.	32,407	703
* Shoe Carnival, Inc.	44,096	696
M/I Homes, Inc.	49,298	685
^ Charles & Colvard Ltd.	169,545	683
*^ Reading International Inc. Class A	68,241	672
*^ Home Solutions of America	196,692	667
* Benihana Inc.	37,839	648
* Lodgian, Inc.	54,756	646
* Century Casinos, Inc.	105,193	641
*^ Navarre Corp.	169,942	639
* Mothers Work, Inc.	34,189	638
* Benihana Inc. Class A	36,678	635
* Youbet.com, Inc.	327,784	620
* Ashworth, Inc.	100,296	617
Marine Products Corp.	72,104	611
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	548,867	604
* Interstate Hotels & Resorts, Inc.	131,611	599
* Regent Communications, Inc.	223,813	589
* Rubio's Restaurants, Inc.	58,959	587
* Hallwood Group Inc.	7,300	577
^ Handleman Co.	188,697	576
Craftmade International, Inc.	48,916	575
Dover Motorsports, Inc.	87,148	564
*^ Design Within Reach Inc.	117,800	561
Beasley Broadcast Group, Inc.	72,714	546
* Carrols Restaurant Group Inc.	47,762	535
* Buca, Inc.	282,386	528
* S&K Famous Brands Inc.	46,595	517
* Blockbuster Inc. Class B	104,887	509
* The Dixie Group, Inc.	52,667	500
* Town Sports International Holdings, Inc.	32,742	498
* Wilsons The Leather Experts Inc.	283,103	484
* Pomeroy IT Solutions, Inc.	58,281	469
* Trans World Entertainment Corp.	99,692	457
*^ Cost Plus, Inc.	112,986	454
Books-a-Million Inc.	33,938	449
^ Journal Register Co.	181,458	435
*^ iRobot Corp.	21,510	428
* NTN Communications, Inc.	497,306	413
*^ Magna Entertainment Corp. Class A	180,914	411
Lennar Corp. Class B	18,034	383
* Young Broadcasting Inc.	167,943	369
* United Retail Group, Inc.	26,392	359
* Lakes Entertainment, Inc.	36,412	347
Shiloh Industries, Inc.	32,722	346
* Image Entertainment, Inc.	78,277	336
*^ Gander Mountain Co.	61,621	333
* Hollywood Media Corp.	90,456	319
^ TOUSA, Inc.	192,027	309
* Sport Chalet, Inc. Class A	34,325	309
* Outdoor Channel Holdings Inc.	32,726	296
* Emerson Radio Corp.	135,771	292
Canterbury Park Holding Corp.	23,700	289
* Directed Electronics Inc.	71,052	283
Deb Shops, Inc.	10,043	270
*^ Sharper Image Corp.	58,600	242
*^ Private Media Group, Inc.	150,887	241
*^ Tarragon Corp.	88,065	231
* Proliance International Inc.	106,628	225
*^ Heelys Inc.	28,156	224
Acme Communications, Inc.	57,800	224
^ Orleans Homebuilders, Inc.	37,570	220
Aaron Rents, Inc. Class A	10,125	217
* Hovnanian Enterprises	19,300	214
*^ Rare Hospitality International Inc.	5,297	202
* Triple Crown Media, Inc.	32,411	200
*^ Xanadoo Co.	903	197
Cobra Electronics Corp.	28,100	189
^ Levitt Corp. Class A	88,584	178
*^ Movie Gallery, Inc.	332,221	169
* Fairchild Corp.	83,745	167
* Innovo Group Inc.	86,789	164
* Mestek, Inc.	11,341	163
* Finlay Enterprises, Inc.	37,706	155
* Nevada Gold & Casinos, Inc.	101,103	152
* Catalina Lighting, Inc.	23,200	146
* Champps Entertainment Inc.	25,173	140
Tandy Brands Accessories, Inc.	12,990	136
* Tarrant Apparel Group, Inc.	89,701	111
* Lazare Kaplan International, Inc.	13,848	103
* Kirkland's, Inc.	79,395	100
* Meade Instruments Corp.	37,849	76
* Concord Camera Corp.	24,141	74
* Max & Erma's Restaurant, Inc.	15,300	71
* Talon International, Inc.	73,950	55
*^ Rockford Corp.	24,690	49
*^ Comstock Homebuilding Cos., Inc.	22,494	41
* Emak Worldwide Inc.	31,171	41
*^ Dominion Homes, Inc.	18,022	39
* National R. V. Holdings, Inc.	48,475	21
* Sport Chalet, Inc.	1,825	16
* SPAR Group, Inc.	16,174	16
*^ Interactive Systems Worldwide, Inc.	26,360	9
* Levitt Corp. Rights Exp. 10/1/07	442,151	4
*^ Fedders Corp.	79,482	4
* Oakwood Homes Corp.	81,969	1
* IAC InterActiveCorp Warrants Exp. 2/4/09	38	1
*^ Gadzooks, Inc.	257,226	-

		10,918,332

Consumer Staples (8.3%)
The Procter & Gamble Co.	19,558,028	1,375,712
Altria Group, Inc.	13,063,349	908,295
The Coca-Cola Co.	12,911,990	742,052
PepsiCo, Inc.	10,117,333	741,196
Wal-Mart Stores, Inc.	15,359,880	670,459
CVS/Caremark Corp.	9,715,469	385,024
Kraft Foods Inc.	9,964,152	343,863
Walgreen Co.	6,195,953	292,697
Anheuser-Busch Cos., Inc.	4,720,246	235,965
Colgate-Palmolive Co.	3,177,690	226,633
Kimberly-Clark Corp.	2,834,009	199,117
Costco Wholesale Corp.	2,775,372	170,325
Sysco Corp.	3,840,641	136,688
General Mills, Inc.	2,151,303	124,797
Archer-Daniels-Midland Co.	3,648,796	120,702
The Kroger Co.	4,194,087	119,615
Avon Products, Inc.	2,726,152	102,312
Kellogg Co.	1,729,081	96,829
H.J. Heinz Co.	2,018,029	93,233
Safeway, Inc.	2,743,461	90,836
ConAgra Foods, Inc.	3,094,920	80,870
Bunge Ltd.	750,192	80,608
Sara Lee Corp.	4,564,191	76,176
Reynolds American Inc.	1,099,846	69,939
Wm. Wrigley Jr. Co.	1,028,679	66,072
The Clorox Co.	943,392	57,537
Carolina Group	674,289	55,447
Campbell Soup Co.	1,453,372	53,775
SuperValu Inc.	1,307,424	51,003
UST, Inc.	995,992	49,401
The Hershey Co.	991,508	46,016
Whole Foods Market, Inc.	878,633	43,018
Molson Coors Brewing Co. Class B	402,698	40,137
Coca-Cola Enterprises, Inc.	1,643,091	39,796
* Energizer Holdings, Inc.	333,434	36,961
* Constellation Brands, Inc. Class A	1,313,883	31,809
The Pepsi Bottling Group, Inc.	845,665	31,433
Tyson Foods, Inc.	1,689,292	30,154
The Estee Lauder Cos. Inc. Class A	659,269	27,993
McCormick & Co., Inc.	729,316	26,233
Brown-Forman Corp. Class B	329,665	24,695
* Hansen Natural Corp.	419,919	23,801
* Smithfield Foods, Inc.	707,552	22,288
Corn Products International, Inc.	462,425	21,211
Dean Foods Co.	807,865	20,665
Church & Dwight, Inc.	409,096	19,244
J.M. Smucker Co.	334,514	17,870
Hormel Foods Corp.	472,872	16,919
*^ Rite Aid Corp.	3,356,682	15,508
* NBTY, Inc.	356,929	14,491
* BJ's Wholesale Club, Inc.	407,680	13,519
Del Monte Foods Co.	1,257,904	13,208
PepsiAmericas, Inc.	399,506	12,960
Alberto-Culver Co.	518,337	12,850
Herbalife Ltd.	246,101	11,188
Flowers Foods, Inc.	511,449	11,150
Wm. Wrigley Jr. Co. Class B	171,685	10,921
* Central European Distribution Corp.	211,683	10,142
Longs Drug Stores, Inc.	189,382	9,407
Pilgrim's Pride Corp.	269,068	9,345
* Ralcorp Holdings, Inc.	160,055	8,934
* Bare Escentuals, Inc.	337,423	8,392
Universal Corp. (VA)	168,606	8,253
Ruddick Corp.	239,843	8,044
* Hain Celestial Group, Inc.	247,032	7,937
Casey's General Stores, Inc.	283,628	7,856
*^ Chattem, Inc.	104,342	7,358
* United Natural Foods, Inc.	261,132	7,108
* Winn-Dixie Stores, Inc.	378,914	7,093
* Performance Food Group Co.	215,602	6,496
Lancaster Colony Corp.	167,127	6,379
^ Vector Group Ltd.	248,805	5,576
^ The Andersons, Inc.	113,277	5,440
Nu Skin Enterprises, Inc.	318,760	5,151
* Darling International, Inc.	477,428	4,722
*^ The Great Atlantic & Pacific Tea Co., Inc.	147,600	4,496
Sanderson Farms, Inc.	107,874	4,495
* TreeHouse Foods Inc.	163,640	4,426
* Elizabeth Arden, Inc.	163,831	4,417
Tootsie Roll Industries, Inc.	160,164	4,249
* The Pantry, Inc.	157,228	4,030
Seaboard Corp.	1,989	3,898
* Chiquita Brands International, Inc.	244,945	3,877
WD-40 Co.	110,610	3,776
*^ USANA Health Sciences, Inc.	85,735	3,751
Nash-Finch Co.	90,405	3,601
Lance, Inc.	150,127	3,456
*^ American Oriental Bioengineering, Inc.	302,000	3,367
J & J Snack Foods Corp.	94,972	3,307
*^ Green Mountain Coffee Roasters, Inc.	94,352	3,132
* Alliance One International, Inc.	458,394	2,998
Weis Markets, Inc.	69,478	2,966
The Topps Co., Inc.	286,027	2,772
* Boston Beer Co., Inc. Class A	55,058	2,679
* Prestige Brands Holdings Inc.	228,944	2,514
* Pathmark Stores, Inc.	183,082	2,334
Spartan Stores, Inc.	102,242	2,304
Reddy Ice Holdings, Inc.	86,994	2,294
Imperial Sugar Co.	82,297	2,150
* Central Garden & Pet Co. Class A	225,018	2,021
PriceSmart, Inc.	76,750	1,811
*^ Lifeway Foods, Inc.	98,172	1,652
Ingles Markets, Inc.	54,259	1,555
*^ Jones Soda Co.	124,797	1,505
*^ Spectrum Brands Inc.	249,899	1,449
Alico, Inc.	32,069	1,390
Coca-Cola Bottling Co.	21,503	1,297
Diamond Foods, Inc.	57,509	1,188
Arden Group Inc. Class A	8,101	1,130
^ Mannatech, Inc.	139,256	1,128
* Central Garden and Pet Co.	125,759	1,119
Tasty Baking Co. Class A	108,223	1,092
Inter Parfums, Inc.	41,466	982
Village Super Market Inc. Class A	17,518	911
* John B. Sanfilippo & Son, Inc.	105,575	863
Cal-Maine Foods, Inc.	34,070	860
^ Reliv International, Inc.	82,561	826
^ MGP Ingredients, Inc.	79,018	812
Oil-Dri Corp. of America	39,867	734
* Omega Protein Corp.	80,107	725
Farmer Brothers, Inc.	29,106	724
*^ Medifast, Inc.	122,108	681
* Revlon, Inc. Class A	587,179	675
National Beverage Corp.	76,231	646
* Maui Land & Pineapple Co., Inc.	20,963	638
*^ Parlux Fragrances, Inc.	118,160	461
* Griffin Land & Nurseries, Inc.	12,115	442
Schiff Nutrition International, Inc.	67,980	407
* Seneca Foods Corp.	10,890	292
* Zapata Corp.	40,500	292
* Physicians Formula Holdings, Inc.	21,900	257
Calavo Growers, Inc.	11,100	219
* Inventure Group, Inc.	98,784	216
* Star Scientific, Inc.	146,139	148
* Integrated Biopharma, Inc.	19,300	76
* Playtex Products, Inc.	3,591	66
* Vermont Pure Holdings, Ltd.	29,700	56

		8,699,484

Energy (10.9%)
ExxonMobil Corp.	34,988,330	3,238,520
Chevron Corp.	13,348,934	1,249,193
ConocoPhillips Co.	9,643,725	846,430
Schlumberger Ltd.	7,320,084	768,609
Occidental Petroleum Corp.	5,179,393	331,896
Marathon Oil Corp.	4,261,458	242,988
Valero Energy Corp.	3,410,668	229,129
Devon Energy Corp.	2,626,349	218,512
Halliburton Co.	5,678,781	218,065
* Transocean Inc.	1,790,309	202,394
Apache Corp.	2,057,632	185,310
Baker Hughes, Inc.	1,990,475	179,879
* National Oilwell Varco Inc.	1,103,661	159,479
Anadarko Petroleum Corp.	2,883,002	154,961
XTO Energy, Inc.	2,289,266	141,568
* Weatherford International Ltd.	2,096,289	140,829
Williams Cos., Inc.	3,722,126	126,776
Hess Corp.	1,775,010	118,091
EOG Resources, Inc.	1,519,270	109,889
GlobalSantaFe Corp.	1,416,111	107,653
Spectra Energy Corp.	3,924,969	96,083
Chesapeake Energy Corp.	2,719,229	95,880
Smith International, Inc.	1,245,527	88,931
Noble Corp.	1,665,358	81,686
Peabody Energy Corp.	1,646,395	78,813
Murphy Oil Corp.	1,110,593	77,619
Noble Energy, Inc.	1,061,791	74,368
El Paso Corp.	4,351,031	73,837
* Cameron International Corp.	684,571	63,179
* Ultra Petroleum Corp.	943,812	58,554
* Nabors Industries, Inc.	1,750,228	53,855
Sunoco, Inc.	755,192	53,452
CONSOL Energy, Inc.	1,132,396	52,770
ENSCO International, Inc.	927,764	52,048
Diamond Offshore Drilling, Inc.	430,276	48,746
BJ Services Co.	1,824,007	48,427
* FMC Technologies Inc.	806,758	46,518
* Southwestern Energy Co.	1,056,679	44,222
* Grant Prideco, Inc.	792,991	43,234
Tesoro Corp.	847,406	38,998
* Newfield Exploration Co.	807,808	38,904
* Pride International, Inc.	1,030,868	37,678
Range Resources Corp.	920,096	37,411
Pioneer Natural Resources Co.	767,726	34,532
* Denbury Resources, Inc.	753,169	33,659
* Exterran Holdings, Inc.	382,529	30,732
Arch Coal, Inc.	887,685	29,950
Frontier Oil Corp.	684,665	28,509
* Oceaneering International, Inc.	338,759	25,678
Rowan Cos., Inc.	688,113	25,171
* Helix Energy Solutions Group, Inc.	538,863	22,880
Patterson-UTI Energy, Inc.	975,017	22,006
Cabot Oil & Gas Corp.	602,351	21,179
Helmerich & Payne, Inc.	642,024	21,078
* Forest Oil Corp.	486,885	20,956
Tidewater Inc.	332,223	20,877
* Dresser Rand Group, Inc.	480,311	20,514
* Plains Exploration & Production Co.	445,354	19,694
Pogo Producing Co.	364,475	19,357
Cimarex Energy Co.	518,225	19,304
* Core Laboratories N.V.	148,641	18,935
* Kinder Morgan Management, LLC	392,561	18,352
* Superior Energy Services, Inc.	501,646	17,778
Holly Corp.	290,957	17,408
* Petrohawk Energy Corp.	1,054,048	17,307
* Global Industries Ltd.	582,045	14,993
* Quicksilver Resources, Inc.	317,058	14,918
* Oil States International, Inc.	291,612	14,085
St. Mary Land & Exploration Co.	391,730	13,973
* W-H Energy Services, Inc.	189,392	13,968
* Unit Corp.	288,498	13,963
* Hercules Offshore, Inc.	524,620	13,698
* SEACOR Holdings Inc.	143,370	13,634
* Atwood Oceanics, Inc.	176,747	13,532
*^ Cheniere Energy, Inc.	334,148	13,089
Overseas Shipholding Group Inc.	165,075	12,683
* Whiting Petroleum Corp.	261,630	11,629
Foundation Coal Holdings, Inc.	281,982	11,054
Massey Energy Co.	505,178	11,023
* Mariner Energy Inc.	514,280	10,651
* Dril-Quip, Inc.	213,814	10,552
Penn Virginia Corp.	234,972	10,334
* Encore Acquisition Co.	314,036	9,939
* TETRA Technologies, Inc.	452,744	9,571
Berry Petroleum Class A	236,730	9,372
^ Crosstex Energy, Inc.	245,090	9,291
* EXCO Resources, Inc.	522,064	8,635
* Alpha Natural Resources, Inc.	369,504	8,584
* Comstock Resources, Inc.	276,865	8,539
Atlas America, Inc.	162,051	8,367
Western Refining, Inc.	190,976	7,750
* Swift Energy Co.	186,539	7,633
* Grey Wolf, Inc.	1,161,604	7,609
* Carrizo Oil & Gas, Inc.	160,793	7,213
CARBO Ceramics Inc.	142,126	7,210
*^ Delta Petroleum Corp.	393,729	7,067
* Stone Energy Corp.	173,279	6,933
*^ ION Geophysical Corp.	494,506	6,839
World Fuel Services Corp.	166,031	6,776
* ATP Oil & Gas Corp.	138,617	6,519
* Bristow Group, Inc.	148,139	6,475
* Bill Barrett Corp.	150,922	5,948
*^ USEC Inc.	567,688	5,819
* Arena Resources, Inc.	85,640	5,609
* Gulfmark Offshore, Inc.	115,070	5,599
* Parker Drilling Co.	655,211	5,320
Lufkin Industries, Inc.	95,032	5,229
*^ Willbros Group, Inc.	151,430	5,149
*^ Warren Resources Inc.	402,616	5,049
* Rosetta Resources, Inc.	265,742	4,874
* Dawson Geophysical Co.	61,625	4,777
* Petroleum Development Corp.	107,397	4,763
* Hornbeck Offshore Services, Inc.	128,926	4,732
* Complete Production Services, Inc.	222,727	4,561
^ General Maritime Corp.	158,266	4,417
* CNX Gas Corp.	149,291	4,295
* Pioneer Drilling Co.	340,675	4,149
*^ Oilsands Quest, Inc.	917,401	4,064
* NATCO Group Inc.	78,339	4,054
Gulf Island Fabrication, Inc.	103,165	3,961
* Parallel Petroleum Corp.	225,183	3,826
W&T Offshore, Inc.	156,630	3,819
* Matrix Service Co.	178,316	3,736
*^ International Coal Group, Inc.	839,375	3,727
*^ Allis-Chalmers Energy Inc.	194,950	3,692
MarkWest Hydrocarbon, Inc.	57,842	3,362
*^ Goodrich Petroleum Corp.	99,012	3,139
Alon USA Energy, Inc.	92,779	3,134
* Newpark Resources, Inc.	572,906	3,071
^ RPC Inc.	209,388	2,975
*^ Edge Petroleum Corp.	228,669	2,936
*^ McMoRan Exploration Co.	217,873	2,930
* Energy Partners, Ltd.	197,835	2,904
*^ Harvest Natural Resources, Inc.	241,921	2,889
* PetroQuest Energy, Inc.	262,400	2,816
*^ Enbridge Energy Management LLC	56,472	2,801
*^ SulphCo, Inc.	309,104	2,720
* Trico Marine Services, Inc.	90,125	2,686
*^ Rentech, Inc.	1,135,381	2,452
* Bois d'Arc Energy, Inc.	127,747	2,449
*^ Cal Dive International, Inc.	158,359	2,375
*^ Pacific Ethanol, Inc.	239,408	2,303
*^ Contango Oil & Gas Co.	63,000	2,281
Delek US Holdings, Inc.	90,700	2,275
*^ Evergreen Energy, Inc.	439,866	2,243
* TXCO Resources Inc.	243,410	2,181
*^ ENGlobal Corp.	190,026	2,168
*^ GMX Resources Inc.	67,180	2,161
* Horizon Offshore, Inc.	129,000	2,129
* Double Eagle Petroleum Co.	117,177	2,099
* Basic Energy Services Inc.	98,191	2,064
* PHI Inc. Non-Voting Shares	68,353	2,060
Arlington Tankers Ltd.	81,960	2,019
* Gulfport Energy Corp.	83,200	1,969
* Bronco Drilling Co., Inc.	132,118	1,955
* US BioEnergy Corp.	252,122	1,944
* Superior Well Services, Inc.	83,857	1,906
* OYO Geospace Corp.	20,422	1,893
*^ Aventine Renewable Energy Holdings, Inc.	176,022	1,861
*^ FX Energy, Inc.	247,896	1,847
*^ Gasco Energy Inc.	964,605	1,785
* T-3 Energy Services, Inc.	39,500	1,684
*^ Verenium Corp.	312,358	1,649
*^ Syntroleum Corp.	820,009	1,542
Kayne Anderson Energy Development Co.	59,300	1,511
* Veneco Inc.	87,134	1,494
* Brigham Exploration Co.	247,379	1,467
*^ VeraSun Energy Corp.	132,790	1,461
* Clayton Williams Energy, Inc.	43,012	1,419
*^ James River Coal Co.	219,116	1,359
*^ Transmeridian Exploration Inc.	650,481	1,353
*^ Toreador Resources Corp.	111,722	1,322
*^ Westmoreland Coal Co.	62,552	1,247
* Callon Petroleum Co.	87,021	1,211
*^ Tri-Valley Corp.	155,182	1,179
*^ PowerSecure International, Inc.	89,900	1,120
* Vaalco Energy, Inc.	244,968	1,120
* Abraxas Petroleum Corp.	257,379	983
*^ Bolt Technology Corp.	28,400	928
* Endeavor International Corp.	787,975	890
* The Meridian Resource Corp.	358,494	889
*^ CanArgo Energy Corp.	1,128,079	869
* Credo Pete Corp.	73,940	755
*^ BPZ Energy, Inc.	95,600	746
* Natural Gas Services Group	42,900	738
*^ GeoGlobal Resources Inc.	196,019	706
*^ Aurora Oil & Gas Corp.	428,020	616
* Quest Resource Corp.	61,800	596
* Boots & Coots International Well Control, Inc.	394,050	548
Panhandle Royalty Co.	20,657	510
*^ American Oil & Gas Inc.	76,700	447
* Infinity, Inc.	330,806	400
Barnwell Industries, Inc.	21,700	362
* Union Drilling, Inc.	21,955	320
* Harken Energy Corp.	30,295	280
* BMB Munai Inc.	17,400	98
* Penn Octane Corp.	40,749	69
* Navidec Financial Services	7,254	4

		11,461,184

Financials (19.4%)
Citigroup, Inc.	30,722,443	1,433,816
Bank of America Corp.	27,561,129	1,385,498
JPMorgan Chase & Co.	21,217,580	972,190
American International Group, Inc.	13,695,961	926,532
Wells Fargo & Co.	19,787,109	704,817
Wachovia Corp.	11,883,843	595,975
The Goldman Sachs Group, Inc.	2,283,308	494,884
American Express Co.	6,638,852	394,149
Morgan Stanley	5,891,760	371,181
Fannie Mae	6,056,510	368,296
Merrill Lynch & Co., Inc.	5,136,740	366,147
U.S. Bancorp	10,800,209	351,331
MetLife, Inc.	4,606,729	321,227
Bank of New York Mellon Corp.	7,030,169	310,312
Prudential Financial, Inc.	2,876,271	280,667
Freddie Mac	4,109,747	242,516
The Travelers Cos., Inc.	4,125,319	207,669
The Allstate Corp.	3,585,134	205,034
Washington Mutual, Inc.	5,482,534	193,588
The Hartford Financial Services Group Inc.	1,967,556	182,097
CME Group, Inc.	305,884	179,661
Lehman Brothers Holdings, Inc.	2,813,068	173,651
AFLAC Inc.	3,039,358	173,365
Capital One Financial Corp.	2,582,306	171,543
State Street Corp.	2,468,228	168,234
SunTrust Banks, Inc.	2,105,257	159,305
PNC Financial Services Group	2,143,529	145,974
Simon Property Group, Inc. REIT	1,388,386	138,839
Franklin Resources Corp.	1,086,020	138,468
BB&T Corp.	3,371,926	136,192
* Berkshire Hathaway Inc. Class B	34,039	134,522
The Chubb Corp.	2,493,600	133,757
Charles Schwab Corp.	6,078,339	131,292
Loews Corp.	2,670,464	129,117
Regions Financial Corp.	4,379,785	129,116
SLM Corp.	2,557,387	127,025
ACE Ltd.	2,042,699	123,726
Lincoln National Corp.	1,682,074	110,966
ProLogis REIT	1,593,629	105,737
The Principal Financial Group, Inc.	1,663,539	104,953
Fifth Third Bancorp	3,075,074	104,184
* Berkshire Hathaway Inc. Class A	848	100,496
National City Corp.	3,739,240	93,818
Vornado Realty Trust REIT	849,092	92,848
Ameriprise Financial, Inc.	1,461,494	92,235
Marsh & McLennan Cos., Inc.	3,450,618	87,991
T. Rowe Price Group Inc.	1,567,926	87,318
Bear Stearns Co., Inc.	702,594	86,286
XL Capital Ltd. Class A	1,088,217	86,187
Progressive Corp. of Ohio	4,345,526	84,347
Archstone-Smith Trust REIT	1,383,892	83,227
Genworth Financial Inc.	2,702,109	83,036
Northern Trust Corp.	1,226,815	81,301
KeyCorp	2,437,677	78,810
Boston Properties, Inc. REIT	739,419	76,826
Equity Residential REIT	1,806,775	76,535
Aon Corp.	1,642,255	73,589
General Growth Properties Inc. REIT	1,370,806	73,503
Moody's Corp.	1,446,404	72,899
Host Hotels & Resorts Inc. REIT	3,244,031	72,796
Nymex Holdings Inc.	543,646	70,772
Countrywide Financial Corp.	3,688,425	70,117
Legg Mason Inc.	819,159	69,047
NYSE Euronext	820,006	64,920
Kimco Realty Corp. REIT	1,410,407	63,765
Marshall & Ilsley Corp.	1,449,398	63,440
Public Storage, Inc. REIT	794,711	62,504
* Discover Financial Services	2,977,160	61,925
Avalonbay Communities, Inc. REIT	495,080	58,449
* IntercontinentalExchange Inc.	349,782	53,132
Unum Group	2,132,379	52,179
Comerica, Inc.	970,025	49,743
MBIA, Inc.	812,485	49,602
Hudson City Bancorp, Inc.	3,216,440	49,469
Plum Creek Timber Co. Inc. REIT	1,099,308	49,205
Leucadia National Corp.	1,009,149	48,661
CIT Group Inc.	1,193,259	47,969
Zions Bancorp	671,520	46,113
^ American Capital Strategies, Ltd.	1,071,015	45,764
Synovus Financial Corp.	1,627,367	45,648
Commerce Bancorp, Inc.	1,129,393	43,798
Developers Diversified Realty Corp. REIT	777,187	43,421
Everest Re Group, Ltd.	392,658	43,287
SL Green Realty Corp. REIT	369,361	43,130
HCP, Inc. REIT	1,279,951	42,456
M & T Bank Corp.	403,538	41,746
Cincinnati Financial Corp.	960,047	41,580
Sovereign Bancorp, Inc.	2,375,538	40,479
Safeco Corp.	660,115	40,412
Ambac Financial Group, Inc.	633,389	39,846
A.G. Edwards, Inc.	472,107	39,539
The Macerich Co. REIT	445,483	39,015
AMB Property Corp. REIT	619,820	37,071
Torchmark Corp.	593,920	37,013
Huntington Bancshares Inc.	2,154,959	36,591
Willis Group Holdings Ltd.	882,561	36,132
* CB Richard Ellis Group, Inc.	1,279,811	35,630
* E*TRADE Financial Corp.	2,652,326	34,639
Ventas, Inc. REIT	827,509	34,259
Assurant, Inc.	639,131	34,193
Axis Capital Holdings Ltd.	861,037	33,503
New York Community Bancorp, Inc.	1,754,860	33,430
Regency Centers Corp. REIT	432,348	33,183
Janus Capital Group Inc.	1,153,639	32,625
People's United Financial Inc.	1,871,505	32,340
Federal Realty Investment Trust REIT	350,202	31,028
Nuveen Investments, Inc. Class A	494,352	30,620
Annaly Mortgage Management Inc. REIT	1,918,651	30,564
* TD Ameritrade Holding Corp.	1,671,586	30,456
W.R. Berkley Corp.	1,026,628	30,419
Duke Realty Corp. REIT	893,537	30,210
Eaton Vance Corp.	745,260	29,781
* Markel Corp.	58,827	28,472
White Mountains Insurance Group Inc.	53,888	28,008
PartnerRe Ltd.	353,179	27,898
RenaissanceRe Holdings Ltd.	426,397	27,891
^ Allied Capital Corp.	947,958	27,860
Apartment Investment & Management Co. Class A REIT	604,947	27,301
iStar Financial Inc. REIT	797,839	27,119
Old Republic International Corp.	1,367,799	25,633
* Arch Capital Group Ltd.	344,439	25,630
SEI Investments Co.	925,892	25,258
Hospitality Properties Trust REIT	584,208	23,748
* Affiliated Managers Group, Inc.	185,188	23,613
Jones Lang LaSalle Inc.	229,027	23,535
Rayonier Inc. REIT	481,267	23,120
Liberty Property Trust REIT	571,522	22,981
Fidelity National Financial, Inc. Class A	1,308,279	22,869
Federated Investors, Inc.	575,858	22,862
Camden Property Trust REIT	353,140	22,689
Associated Banc-Corp.	754,034	22,342
Health Care Inc. REIT	500,387	22,137
Forest City Enterprise Class A	384,773	21,224
First Horizon National Corp.	782,463	20,860
UDR, Inc. REIT	844,551	20,539
Colonial BancGroup, Inc.	942,220	20,371
Popular, Inc.	1,649,276	20,253
UnionBanCal Corp.	343,622	20,071
Weingarten Realty Investors REIT	483,479	20,045
HCC Insurance Holdings, Inc.	696,703	19,954
Erie Indemnity Co. Class A	320,855	19,614
* Nasdaq Stock Market Inc.	519,051	19,558
Brown & Brown, Inc.	741,355	19,498
Raymond James Financial, Inc.	593,101	19,483
TCF Financial Corp.	725,710	18,999
Alexandria Real Estate Equities, Inc. REIT	195,563	18,825
First American Corp.	511,423	18,728
Jefferies Group, Inc.	662,641	18,441
Essex Property Trust, Inc. REIT	155,385	18,269
Taubman Co. REIT	333,093	18,237
City National Corp.	257,722	17,914
Arthur J. Gallagher & Co.	615,074	17,819
The PMI Group Inc.	542,719	17,747
BRE Properties Inc. Class A REIT	315,084	17,623
Protective Life Corp.	414,848	17,606
Realty Income Corp. REIT	627,868	17,549
Mack-Cali Realty Corp. REIT	422,336	17,358
Nationwide Financial Services, Inc.	316,093	17,012
Commerce Bancshares, Inc.	369,261	16,945
Cullen/Frost Bankers, Inc.	335,619	16,821
Nationwide Health Properties, Inc. REIT	555,772	16,745
MGIC Investment Corp.	516,011	16,672
StanCorp Financial Group, Inc.	331,885	16,432
Bank of Hawaii Corp.	308,427	16,300
Valley National Bancorp	712,468	15,803
Wilmington Trust Corp.	405,891	15,789
* Philadelphia Consolidated Holding Corp.	378,187	15,634
CapitalSource Inc. REIT	767,145	15,527
Fulton Financial Corp.	1,078,167	15,504
^ The First Marblehead Corp.	408,400	15,491
Apollo Investment Corp.	727,830	15,139
* Conseco, Inc.	939,744	15,036
Webster Financial Corp.	352,629	14,853
^ The St. Joe Co.	441,215	14,829
Aspen Insurance Holdings Ltd.	520,762	14,534
International Securities Exchange, Inc.	218,187	14,503
Astoria Financial Corp.	546,475	14,498
Endurance Specialty Holdings Ltd.	348,409	14,476
Unitrin, Inc.	289,530	14,358
Washington Federal Inc.	546,283	14,345
Digital Realty Trust, Inc. REIT	360,269	14,191
The Hanover Insurance Group Inc.	321,072	14,188
Waddell & Reed Financial, Inc.	523,552	14,152
Douglas Emmett, Inc. REIT	571,614	14,136
Allied World Assurance Holdings, Ltd.	262,946	13,650
East West Bancorp, Inc.	379,538	13,648
CBL & Associates Properties, Inc. REIT	387,365	13,577
* Alleghany Corp.	33,083	13,432
Platinum Underwriters Holdings, Ltd.	371,783	13,369
Brandywine Realty Trust REIT	517,702	13,103
HRPT Properties Trust REIT	1,322,180	13,076
* AmeriCredit Corp.	732,857	12,884
American Financial Group, Inc.	446,273	12,714
Kilroy Realty Corp. REIT	203,161	12,318
Highwood Properties, Inc. REIT	335,798	12,314
* Investment Technology Group, Inc.	277,452	11,925
National Financial Partners Corp.	222,341	11,780
Montpelier Re Holdings Ltd.	659,794	11,678
Radian Group, Inc.	501,023	11,664
Transatlantic Holdings, Inc.	164,510	11,570
Corporate Office Properties Trust, Inc. REIT	277,832	11,566
Senior Housing Properties Trust REIT	519,863	11,468
BancorpSouth, Inc.	460,002	11,178
DCT Industrial Trust Inc. REIT	1,051,118	11,005
First Industrial Realty Trust REIT	282,783	10,992
Delphi Financial Group, Inc.	271,923	10,991
Potlatch Corp. REIT	242,831	10,935
Reinsurance Group of America, Inc.	192,581	10,933
UCBH Holdings, Inc.	623,228	10,894
Home Properties, Inc. REIT	207,080	10,805
^ IndyMac Bancorp, Inc.	457,314	10,797
First Midwest Bancorp, Inc.	310,523	10,607
The South Financial Group, Inc.	464,005	10,551
Post Properties, Inc. REIT	272,646	10,551
Whitney Holdings Corp.	398,970	10,525
LaSalle Hotel Properties REIT	249,397	10,495
Greater Bay Bancorp	375,808	10,372
Zenith National Insurance Corp.	230,331	10,340
National Retail Properties REIT	415,263	10,124
* SVB Financial Group	213,607	10,116
* ProAssurance Corp.	186,878	10,067
Chittenden Corp.	285,603	10,042
Sunstone Hotel Investors, Inc. REIT	388,222	9,954
FirstMerit Corp.	503,122	9,942
Hilb, Rogal and Hamilton Co.	228,574	9,904
BioMed Realty Trust, Inc. REIT	407,211	9,814
DiamondRock Hospitality Co. REIT	560,913	9,765
^ Thornburg Mortgage, Inc. REIT	752,475	9,669
Strategic Hotels and Resorts, Inc. REIT	465,959	9,594
UMB Financial Corp.	223,591	9,583
The Phoenix Cos., Inc.	675,710	9,534
Colonial Properties Trust REIT	275,769	9,459
First Community Bancorp	171,351	9,375
NewAlliance Bancshares, Inc.	636,154	9,339
^ Westamerica Bancorporation	187,235	9,326
Washington REIT	281,010	9,324
Mercury General Corp.	170,884	9,216
IPC Holdings Ltd.	317,837	9,170
First Niagara Financial Group, Inc.	645,381	9,132
Commerce Group, Inc.	306,096	9,021
Pennsylvania REIT	231,117	9,000
Cathay General Bancorp	270,499	8,713
Assured Guaranty Ltd.	316,896	8,610
* GFI Group Inc.	99,390	8,559
Entertainment Properties Trust REIT	167,902	8,529
Tanger Factory Outlet Centers, Inc. REIT	206,751	8,392
Sterling Financial Corp.	303,331	8,163
Trustmark Corp.	290,839	8,155
* Argo Group International Holdings	182,379	7,935
Healthcare Realty Trust Inc. REIT	297,294	7,926
Lexington Realty Trust REIT	391,740	7,839
Max Re Capital Ltd.	279,481	7,837
Equity Inns, Inc. REIT	344,388	7,776
EastGroup Properties, Inc. REIT	168,101	7,608
Citizens Banking Corp.	470,915	7,586
BOK Financial Corp.	147,177	7,566
Mid-America Apartment Communities, Inc. REIT	151,457	7,550
Equity Lifestyle Properties, Inc. REIT	145,602	7,542
^ Downey Financial Corp.	130,373	7,536
Selective Insurance Group	353,647	7,526
Alabama National BanCorporation	96,449	7,515
United Bankshares, Inc.	244,118	7,431
* Knight Capital Group, Inc. Class A	617,455	7,385
FelCor Lodging Trust, Inc. REIT	369,953	7,373
First Charter Corp.	244,090	7,364
Ashford Hospitality Trust REIT	724,880	7,285
Umpqua Holdings Corp.	360,947	7,223
R.L.I. Corp.	126,751	7,189
Cousins Properties, Inc. REIT	244,840	7,189
Prosperity Bancshares, Inc.	215,391	7,142
Pacific Capital Bancorp	270,026	7,102
optionsXpress Holdings Inc.	271,080	7,086
Ares Capital Corp.	430,447	7,003
International Bancshares Corp.	322,463	6,997
* Signature Bank	196,572	6,925
Cash America International Inc.	181,345	6,819
* Piper Jaffray Cos., Inc.	126,163	6,762
Provident Financial Services Inc.	411,232	6,732
MB Financial, Inc.	186,092	6,429
Extra Space Storage Inc. REIT	417,696	6,428
Omega Healthcare Investors, Inc. REIT	413,400	6,420
^ Greenhill & Co., Inc.	104,780	6,397
Old National Bancorp	384,898	6,378
American Financial Realty Trust REIT	785,703	6,325
Glimcher Realty Trust REIT	268,478	6,309
^ Frontier Financial Corp.	266,672	6,221
^ Newcastle Investment Corp. REIT	352,756	6,216
First Citizens BancShares Class A	34,930	6,092
^ TrustCo Bank NY	548,036	5,990
Wintrust Financial Corp.	140,026	5,978
F.N.B. Corp.	360,496	5,963
Provident Bankshares Corp.	188,939	5,919
Inland Real Estate Corp. REIT	382,113	5,919
Maguire Properties, Inc. REIT	226,161	5,842
* Universal American Financial Corp.	255,940	5,838
Glacier Bancorp, Inc.	258,388	5,819
^ Park National Corp.	65,887	5,745
Hancock Holding Co.	142,333	5,705
Odyssey Re Holdings Corp.	152,573	5,662
^ Redwood Trust, Inc. REIT	167,081	5,550
Equity One, Inc. REIT	204,016	5,549
Boston Private Financial Holdings, Inc.	197,323	5,493
Sovran Self Storage, Inc. REIT	119,608	5,483
* First Federal Financial Corp.	110,462	5,473
*^ Investors Bancorp, Inc.	376,851	5,336
Susquehanna Bancshares, Inc.	262,234	5,271
Sterling Bancshares, Inc.	460,907	5,259
S & T Bancorp, Inc.	162,246	5,206
^ First Commonwealth Financial Corp.	465,043	5,143
Brookline Bancorp, Inc.	436,578	5,060
Calamos Asset Management, Inc.	178,669	5,044
National Health Investors REIT	163,124	5,042
^ United Community Banks, Inc.	205,002	5,027
^ Portfolio Recovery Associates, Inc.	93,928	4,985
Enstar Group Ltd.	39,264	4,977
MCG Capital Corp.	341,667	4,917
* Navigators Group, Inc.	90,394	4,904
PS Business Parks, Inc. REIT	85,630	4,868
First BanCorp Puerto Rico	509,664	4,842
NBT Bancorp, Inc.	222,237	4,831
Acadia Realty Trust REIT	177,307	4,810
CVB Financial Corp.	408,647	4,781
^ National Penn Bancshares Inc.	290,339	4,750
Horace Mann Educators Corp.	235,382	4,639
Central Pacific Financial Co.	158,729	4,635
Infinity Property & Casualty Corp.	115,163	4,632
Parkway Properties Inc. REIT	104,286	4,603
^ PrivateBancorp, Inc.	131,171	4,570
Financial Federal Corp.	162,692	4,557
Municipal Mortgage & Equity, LLC	197,320	4,481
^ Franklin Street Properties Corp. REIT	257,694	4,445
Student Loan Corp.	24,407	4,401
Capitol Federal Financial	127,641	4,365
City Holding Co.	119,694	4,358
Bank Mutual Corp.	367,090	4,328
* Texas Capital Bancshares, Inc.	196,543	4,273
National Western Life Insurance Co. Class A	16,550	4,236
Stewart Information Services Corp.	123,348	4,227
Friedman, Billings, Ramsey Group, Inc. REIT	912,541	4,207
* Stifel Financial Corp.	72,183	4,175
* Alexander's, Inc. REIT	10,816	4,169
Security Capital Assurance, Ltd.	178,509	4,077
* First Cash Financial Services, Inc.	173,650	4,067
Anchor Bancorp Wisconsin Inc.	150,270	4,057
United Fire & Casualty Co.	103,507	4,046
Gramercy Capital Corp. REIT	160,210	4,032
Community Bank System, Inc.	206,391	4,029
LandAmerica Financial Group, Inc.	102,464	3,994
Hanmi Financial Corp.	256,981	3,981
Kite Realty Group Trust REIT	211,196	3,970
^ Medical Properties Trust Inc. REIT	296,880	3,954
Getty Realty Holding Corp. REIT	145,279	3,952
*^ KBW Inc.	134,019	3,857
First Financial Bankshares, Inc.	95,253	3,827
NorthStar Realty Finance Corp. REIT	381,476	3,788
Alfa Corp.	207,610	3,774
MFA Mortgage Investments, Inc. REIT	468,217	3,755
Sun Communities, Inc. REIT	124,516	3,745
Midland Co.	67,241	3,696
American Equity Investment Life Holding Co.	339,418	3,615
Advanta Corp. Class A	148,321	3,615
IBERIABANK Corp.	68,123	3,587
*^ Hilltop Holdings Inc.	305,053	3,581
Harleysville National Corp.	224,520	3,568
Gamco Investors Inc. Class A	64,470	3,533
Provident New York Bancorp, Inc.	266,657	3,496
First Indiana Corp.	111,530	3,493
Advance America, Cash Advance Centers, Inc.	326,564	3,484
U-Store-It Trust REIT	261,495	3,452
FBL Financial Group, Inc. Class A	87,366	3,450
Community Banks, Inc.	114,261	3,404
^ Northwest Bancorp, Inc.	119,531	3,402
Saul Centers, Inc. REIT	65,536	3,375
* PICO Holdings, Inc.	81,209	3,374
Chemical Financial Corp.	139,124	3,374
* World Acceptance Corp.	101,236	3,349
Anthracite Capital Inc. REIT	362,984	3,303
Amcore Financial, Inc.	130,313	3,247
^ ASTA Funding, Inc.	84,689	3,245
Harleysville Group, Inc.	101,150	3,235
American Campus Communities, Inc. REIT	108,154	3,168
* Dollar Financial Corp.	110,272	3,146
Sandy Spring Bancorp, Inc.	104,433	3,146
* Ocwen Financial Corp.	333,386	3,144
* EZCORP, Inc.	232,782	3,131
Banner Corp.	90,420	3,110
*^ Accredited Home Lenders Holding Co.	266,313	3,108
SWS Group, Inc.	175,022	3,096
^ Cohen & Steers, Inc.	82,219	3,045
* Tradestation Group Inc.	257,804	3,009
KNBT Bancorp Inc.	179,995	2,977
BankUnited Financial Corp.	189,760	2,949
^ Cascade Bancorp	132,363	2,946
LTC Properties, Inc. REIT	123,401	2,921
First Potomac REIT	133,825	2,917
West Coast Bancorp	102,666	2,917
*^ Western Alliance Bancorp	122,992	2,899
* Pinnacle Financial Partners, Inc.	100,089	2,885
Tower Group, Inc.	110,082	2,882
* Move, Inc.	1,034,559	2,855
WesBanco Inc.	114,100	2,850
State Auto Financial Corp.	97,016	2,838
U.S.B. Holding Co., Inc.	121,759	2,828
Bank of the Ozarks, Inc.	92,141	2,813
Cedar Shopping Centers, Inc. REIT	206,094	2,807
* CNA Surety Corp.	158,960	2,802
Ramco-Gershenson Properties Trust REIT	89,681	2,802
Partners Trust Financial Group, Inc.	228,210	2,777
JER Investors Trust Inc. REIT	222,738	2,773
*^ Tejon Ranch Co.	66,534	2,755
* MarketAxess Holdings, Inc.	183,236	2,749
TierOne Corp.	103,537	2,741
OneBeacon Insurance Group Ltd.	127,155	2,740
BankAtlantic Bancorp, Inc. Class A	314,314	2,725
^ Corus Bankshares Inc.	208,455	2,714
* Centennial Bank Holdings Inc.	423,555	2,711
Arbor Realty Trust, Inc. REIT	142,151	2,685
^ Consolidated-Tomoka Land Co.	39,736	2,671
* Seabright Insurance Holdings, Inc.	155,457	2,654
Investors Real Estate Trust REIT	245,445	2,651
American Physicians Capital, Inc.	67,978	2,648
Advanta Corp. Class B	96,145	2,636
* Amerisafe Inc.	159,300	2,635
First Financial Holdings, Inc.	83,994	2,627
* United America Indemnity, Ltd.	120,950	2,602
Suffolk Bancorp	79,701	2,555
Community Trust Bancorp Inc.	84,892	2,550
First Source Corp.	110,170	2,523
Presidential Life Corp.	148,486	2,518
WSFS Financial Corp.	40,248	2,511
Safety Insurance Group, Inc.	69,484	2,497
^ Capital Trust Class A REIT	70,300	2,496
Old Second Bancorp, Inc.	86,720	2,472
James River Group Inc.	76,031	2,463
Deerfield Triarc Capital Corp. REIT	271,475	2,457
* FPIC Insurance Group, Inc.	56,903	2,450
PFF Bancorp, Inc.	159,009	2,439
Nelnet, Inc.	133,477	2,435
First Financial Corp. (IN)	80,227	2,431
Capitol Bancorp Ltd.	97,845	2,429
*^ Citizens, Inc.	316,372	2,420
Flushing Financial Corp.	143,446	2,410
Universal Health Realty Income REIT	67,359	2,393
* Sun Bancorp, Inc. (NJ)	136,504	2,389
Sterling Bancorp	170,176	2,382
Nara Bancorp, Inc.	151,875	2,372
Cardinal Financial Corp.	234,235	2,340
Dime Community Bancshares	155,216	2,324
BankFinancial Corp.	146,084	2,311
First Community Bancshares, Inc.	63,573	2,303
^ U.S. Global Investors, Inc. Class A	120,360	2,289
S.Y. Bancorp, Inc.	84,268	2,279
Columbia Banking System, Inc.	71,591	2,278
Flagstar Bancorp, Inc.	233,902	2,276
Mission West Properties Inc. REIT	187,066	2,273
Sterling Financial Corp. (PA)	132,222	2,268
First Merchants Corp.	103,429	2,230
First Financial Bancorp	172,720	2,207
* The Bancorp Inc.	119,411	2,204
*^ Virginia Commerce Bancorp, Inc.	152,998	2,194
TriCo Bancshares	98,512	2,194
Technology Investment Capital Corp.	163,220	2,182
Mainsource Financial Group, Inc.	123,618	2,179
First Bancorp (NC)	105,813	2,156
Washington Trust Bancorp, Inc.	79,679	2,149
* Community Bancorp	85,431	2,148
Crystal River Capital Inc. REIT	126,240	2,122
Integra Bank Corp.	116,327	2,109
^ Seacoast Banking Corp. of Florida	112,291	2,100
* Superior Bancorp	236,551	2,089
*^ LaBranche & Co. Inc.	444,334	2,079
* Nexcen Brands, Inc.	309,010	2,077
Union Bankshares Corp.	90,978	2,066
* First Regional Bancorp	84,005	2,061
Oriental Financial Group Inc.	176,119	2,025
MVC Capital, Inc.	108,930	2,018
*^ CompuCredit Corp.	92,798	2,015
Midwest Banc Holdings, Inc.	136,191	2,012
Education Realty Trust, Inc. REIT	148,562	2,006
* Scottish Re Group Ltd.	617,310	1,969
Heritage Commerce Corp.	92,460	1,957
Independent Bank Corp. (MA)	65,751	1,953
CapLease, Inc. REIT	189,107	1,938
City Bank Lynnwood (WA)	67,332	1,934
Renasant Corp.	89,148	1,928
Donegal Group Inc. Class A	118,713	1,921
GMH Communities Trust REIT	247,332	1,917
^ RAIT Financial Trust REIT	232,698	1,915
Southwest Bancorp, Inc.	100,977	1,900
Independent Bank Corp. (MI)	170,102	1,880
Capital Southwest Corp.	15,284	1,876
First Place Financial Corp.	105,943	1,875
Preferred Bank, Los Angeles	47,327	1,862
* Great Lakes Bancorp, Inc.	138,415	1,862
First State Bancorporation	94,704	1,860
Peoples Bancorp, Inc.	70,860	1,855
* Meadowbrook Insurance Group, Inc.	205,400	1,851
* Franklin Bank Corp.	198,554	1,827
Simmons First National Corp.	68,704	1,810
Hersha Hospitality Trust REIT	181,848	1,800
Yardville National Bancorp	53,365	1,795
Intervest Bancshares Corp.	72,211	1,787
Kearny Financial Corp.	139,076	1,779
Associated Estates Realty Corp. REIT	136,364	1,778
North Valley Bancorp	78,741	1,776
^ Lakeland Bancorp, Inc.	130,372	1,770
^ First Busey Corp.	80,308	1,760
Monmouth Real Estate Investment Corp. REIT	208,690	1,757
One Liberty Properties, Inc. REIT	89,933	1,749
West Bancorporation	111,945	1,737
Winthrop Realty Trust Inc. REIT	258,052	1,737
* Pacific Mercantile Bancorp	109,828	1,732
AmericanWest Bancorporation	88,218	1,730
Oak Hill Financial, Inc.	55,314	1,729
Amtrust Financial Services Inc.	113,979	1,729
Ameris Bancorp	94,749	1,713
Mercantile Bank Corp.	79,758	1,712
^ Capital City Bank Group, Inc.	54,259	1,693
* First Mercury Financial Corp.	78,112	1,680
^ Smithtown Bancorp, Inc.	72,245	1,679
Great Southern Bancorp, Inc.	67,220	1,670
Tompkins Trustco, Inc.	41,975	1,666
* Thomas Weisel Partners Group, Inc.	113,477	1,647
Agree Realty Corp. REIT	52,472	1,644
Irwin Financial Corp.	148,540	1,637
^ Fremont General Corp.	408,982	1,595
^ Temecula Valley Bancorp, Inc.	93,937	1,594
Center Financial Corp.	114,324	1,590
Arrow Financial Corp.	71,372	1,590
Clifton Savings Bancorp, Inc.	134,054	1,586
MBT Financial Corp.	132,460	1,586
Medallion Financial Corp.	144,793	1,577
*^ Doral Financial Corp.	71,765	1,576
^ Southside Bancshares, Inc.	71,093	1,570
Beverly Hills Bancorp Inc.	253,571	1,570
Peapack Gladstone Financial Corp.	60,329	1,547
Resource America, Inc.	96,956	1,531
Citizens First Bancorp, Inc.	85,154	1,529
Greene County Bancshares	41,855	1,526
Bancorp Rhode Island Inc.	42,468	1,519
^ Univest Corp. of Pennsylvania	63,647	1,510
Hercules Technology Growth Capital, Inc.	113,634	1,508
BancFirst Corp.	33,443	1,501
Wilshire Bancorp Inc.	136,696	1,500
National Health Realty Inc. REIT	64,014	1,490
^ Alesco Financial, Inc. REIT	301,121	1,481
Eastern Virginia Bankshares, Inc.	75,969	1,481
Bank of Granite Corp.	108,903	1,479
NewBridge Bancorp.	115,238	1,464
Westfield Financial, Inc.	150,542	1,462
CoBiz Inc.	84,247	1,442
* Quanta Capital Holdings Ltd.	532,389	1,437
Cadence Financial Corp.	81,486	1,434
EMC Insurance Group, Inc.	54,759	1,423
NYMAGIC, Inc.	50,942	1,417
* Penson Worldwide, Inc.	76,640	1,416
SCBT Financial Corp.	40,236	1,390
Republic Bancorp, Inc. Class A	87,301	1,383
Horizon Financial Corp.	68,101	1,381
LSB Corp.	87,320	1,377
Willow Grove Bancorp, Inc.	109,039	1,355
Lakeland Financial Corp.	58,382	1,349
^ Gladstone Capital Corp.	68,837	1,344
^ W Holding Co., Inc.	599,345	1,343
*^ Triad Guaranty, Inc.	70,623	1,340
BRT Realty Trust REIT	76,865	1,333
^ Ames National Corp.	64,271	1,318
* PMA Capital Corp. Class A	138,663	1,317
Compass Diversified Trust	81,788	1,314
CFS Bancorp, Inc.	92,971	1,311
Royal Bancshares of Pennsylvania, Inc.	59,518	1,305
Asset Acceptance Capital Corp.	112,277	1,302
Omega Financial Corp.	48,552	1,282
HMN Financial, Inc.	43,063	1,276
Provident Financial Holdings, Inc.	57,034	1,270
Anworth Mortgage Asset Corp. REIT	235,419	1,269
Republic Property Trust REIT	86,427	1,268
German American Bancorp	91,948	1,263
Gladstone Investment Corp.	98,267	1,262
Thomas Properties Group, Inc.	104,851	1,258
National Bankshares, Inc.	64,406	1,249
Centerstate Banks of Florida	78,671	1,243
Federal Agricultural Mortgage Corp. Class C	42,109	1,236
^ NovaStar Financial Inc. REIT	138,312	1,227
* Crawford & Co. Class B	194,412	1,213
Rainier Pacific Financial Group Inc.	72,279	1,207
^ BancTrust Financial Group, Inc.	75,736	1,206
^ Macatawa Bank Corp.	89,031	1,205
Bryn Mawr Bank Corp.	55,002	1,197
Berkshire Hills Bancorp, Inc.	39,336	1,189
* KMG America Corp.	197,587	1,170
* Stratus Properties Inc.	33,065	1,168
^ Resource Capital Corp. REIT	101,600	1,144
Baldwin & Lyons, Inc. Class B	41,851	1,143
ProCentury Corp.	77,134	1,128
*^ Harris & Harris Group, Inc.	105,111	1,118
Urstadt Biddle Properties Class A REIT	72,206	1,117
Capital Corp. of the West	60,182	1,109
^ Security Bank Corp.	88,381	1,107
* Republic First Bancorp, Inc.	137,633	1,097
^ Home Bancshares Inc.	49,984	1,089
Brooke Corp.	109,417	1,082
First of Long Island Corp.	55,366	1,076
Capstead Mortgage Corp. REIT	104,519	1,074
^ Vineyard National Bancorp Co.	62,829	1,051
FNB Corp. (VA)	34,774	1,046
Firstbank Corp.	63,287	1,045
Financial Institutions, Inc.	57,299	1,036
Merchants Bancshares, Inc.	44,475	1,034
*^ Oritani Financial Corp.	64,480	1,021
^ Enterprise Financial Services Corp.	41,639	1,013
State Bancorp, Inc.	61,623	1,004
Virginia Financial Group, Inc.	52,566	999
* Rewards Network Inc.	204,761	993
* Consumer Portfolio Services, Inc.	174,998	992
Parkvale Financial Corp.	34,073	988
* Marlin Business Services Inc.	68,930	988
NGP Capital Resources Co.	60,818	987
PremierWest Bancorp	77,034	986
^ First South Bancorp, Inc.	37,459	980
Abington Community Bancorp Inc.	99,009	965
Gladstone Commercial Corp. REIT	50,953	953
*^ Ladenburg Thalmann Financial Services, Inc.	480,300	941
OceanFirst Financial Corp.	53,746	937
Sanders Morris Harris Group Inc.	92,165	935
^ American Mortgage Acceptance Co. REIT	105,290	934
Team Financial, Inc.	59,424	928
*^ Ampal-American Israel Corp.	163,686	920
*^ MCF Corp.	225,659	914
Capital Bank Corp.	60,885	913
TF Financial Corp.	32,891	911
Imperial Capital Bancorp Inc.	32,166	909
Shore Bancshares, Inc.	37,448	904
Heritage Financial Corp.	40,979	904
^ Luminent Mortgage Capital, Inc. REIT	540,127	902
TIB Financial Corp.	80,128	885
Synergy Financial Group, Inc.	58,120	881
Greater Community Bancorp	57,941	873
Rome Bancorp, Inc.	73,597	873
Independence Holding Co.	42,503	866
United Community Financial Corp.	117,555	849
Massbank Corp.	22,755	842
*^ First Acceptance Corp.	166,702	842
* United PanAm Financial Corp.	102,147	842
^ LNB Bancorp, Inc.	55,948	825
*^ Encore Capital Group, Inc.	69,693	822
First M&F Corp.	46,698	821
* NewStar Financial, Inc.	73,000	821
Middleburg Financial Corp.	26,801	801
UMH Properties, Inc. REIT	57,473	800
Citizens South Banking Corp.	64,498	795
Taylor Capital Group, Inc.	28,443	794
Federal Agricultural Mortgage Corp. Class A	38,986	791
*^ Wauwatosa Holdings, Inc.	48,483	788
American National Bankshares Inc.	35,298	784
* Primus Guaranty, Ltd.	74,403	783
Camden National Corp.	21,790	762
* BFC Financial Corp.	258,835	756
^ Heartland Financial USA, Inc.	36,665	753
*^ Credit Acceptance Corp.	32,209	744
^ Impac Mortgage Holdings, Inc. REIT	477,772	736
Cogdell Spencer Inc. REIT	39,645	733
* SCPIE Holdings Inc.	32,934	733
* RAM Holdings Ltd.	78,778	733
American Land Lease, Inc. REIT	32,106	721
* First Mariner Bancorp, Inc.	76,222	720
* Clayton Holdings, Inc.	89,190	714
First Pactrust Bancorp	28,078	711
Home Federal Bancorp (IN)	26,294	703
Patriot Capital Funding Inc.	52,554	703
Codorus Valley Bancorp, Inc.	38,492	700
FNB Corp. (NC)	43,340	693
Hawthorn Bancshares Inc.	22,324	692
United Security Bancshares, Inc.	28,958	683
Camco Financial Corp.	50,880	677
First Defiance Financial Corp.	23,227	627
Alliance Bancorp, Inc. of Pennsylvania	68,209	624
Urstadt Biddle Properties REIT	37,652	624
Yadkin Valley Bank and Trust Co.	38,847	622
First United Corp.	29,580	621
ESB Financial Corp.	56,944	604
^ K-Fed Bancorp	45,827	604
* Penn Treaty American Corp.	103,045	602
Center Bancorp, Inc.	49,931	600
CBRE Realty Finance Inc.	98,900	584
* American Safety Insurance Holdings, Ltd.	28,748	570
* United Capital Corp.	21,238	563
Comm Bancorp, Inc.	11,903	559
Cheviot Financial Corp.	43,879	535
Habersham Bancorp	32,825	532
First Federal Bancshares of Arkansas, Inc.	28,837	527
GB&T Bancshares, Inc.	39,273	520
^ Citizens & Northern Corp.	27,250	501
Meta Financial Group, Inc.	12,414	495
Wainwright Bank & Trust Co.	38,384	491
Pulaski Financial Corp.	37,783	489
Unity Bancorp, Inc.	43,664	484
* First Keystone Financial, Inc.	35,444	480
* Cowen Group, Inc.	34,342	475
Origen Financial, Inc. REIT	77,571	469
Jefferson Bancshares, Inc.	43,493	468
Kohlberg Capital Corp.	30,231	455
Leesport Financial Corp.	23,767	455
PMC Commercial Trust REIT	34,708	454
Columbia Bancorp (OR)	21,650	429
* eHealth, Inc.	15,429	427
^ Delta Financial Corp.	85,790	421
MutualFirst Financial Inc.	23,647	417
Horizon Bancorp Indiana	15,935	417
Pamrapo Bancorp, Inc.	21,724	412
Investors Title Co.	10,524	411
Century Bancorp, Inc. Class A	18,202	393
ECB Bancorp, Inc.	14,614	391
^ Prospect Energy Corp.	22,945	391
^ Atlantic Coast Federal Corp.	25,116	380
* Grubb & Ellis Co.	40,600	378
Farmers Capital Bank Corp.	13,196	375
The Washington Savings Bank	53,600	375
Commercial National Financial Corp.	21,300	360
^ United Security Bancshares (CA)	19,074	359
First Fed Bankshares Inc	20,250	352
* American Independence Corp.	34,413	351
* Ameriserv Financial Inc.	104,823	349
National Interstate Corp.	11,274	347
HopFed Bancorp, Inc.	22,761	343
^ Sierra Bancorp	11,927	342
* Horizon Group Properties, Inc. REIT	48,293	332
* Newtek Business Services, Inc.	197,432	332
Southern Community Financial Corp.	37,074	321
ViewPoint Financial Group	16,810	311
Abigail Adams National Bancorp., Inc.	20,667	279
*^ HouseValues, Inc.	70,726	277
* Pennsylvania Commerce Bancorp, Inc.	8,679	273
Penns Woods Bancorp, Inc.	8,360	267
Wayne Savings Bancshares, Inc.	21,451	264
Ameriana Bancorp	27,607	259
Hingham Institution for Savings	7,900	255
First Security Group Inc.	24,071	241
* Investors Capital Holdings, Ltd.	49,100	241
Northern States Financial Corp.	10,561	232
Vestin Realty Mortgage II, Inc. REIT	46,540	229
Crescent Banking Co.	6,827	222
* Reis, Inc.	29,274	215
Bimini Capital Management Inc.	161,413	213
^ Colony Bankcorp, Inc.	12,052	207
Norwood Financial Corp.	6,091	190
First National Lincoln Corp.	11,197	170
California National Bancorp	12,207	159
* BCSB Bankcorp, Inc.	17,407	142
* Transcontinental Realty Investors, Inc. REIT	9,100	140
Pacific Continental Corp.	7,809	122
Hanover Capital Mortgage Holdings, Inc. REIT	53,485	112
* Financial Industries Corp.	15,049	87
Cascade Financial Corp.	4,116	63
* First Albany Cos. Inc.	22,600	38
PAB Bankshares, Inc.	1,986	33
* AMV Liquidating Trust	289,511	32
Banco Bilbao Vizcaya Argentaria, SA	100	2
* Vesta Insurance Group, Inc.	59,142	-
* NetBank, Inc.	195	-
^ American Home Mortgage Investment Corp. REIT	34	-

		20,390,355

Health Care (11.7%)
Johnson & Johnson	17,990,575	1,181,981
Pfizer Inc.	43,590,481	1,064,915
Merck & Co., Inc.	13,461,018	695,800
Abbott Laboratories	9,567,200	512,993
* Amgen, Inc.	7,202,938	407,470
UnitedHealth Group Inc.	8,323,584	403,111
Medtronic, Inc.	7,136,964	402,596
Wyeth	8,355,381	372,232
Eli Lilly & Co.	6,339,651	360,916
Bristol-Myers Squibb Co.	12,224,715	352,316
* WellPoint Inc.	3,811,971	300,841
Schering-Plough Corp.	9,251,836	292,636
* Gilead Sciences, Inc.	5,801,429	237,104
* Genentech, Inc.	2,944,229	229,709
Baxter International, Inc.	4,047,592	227,798
Aetna Inc.	3,183,242	172,754
* Celgene Corp.	2,360,607	168,335
* Medco Health Solutions, Inc.	1,740,851	157,356
* Thermo Fisher Scientific, Inc.	2,622,084	151,347
Cardinal Health, Inc.	2,390,189	149,459
* Covidien Ltd.	3,071,120	127,451
Becton, Dickinson & Co.	1,521,726	124,858
Allergan, Inc.	1,910,088	123,143
Stryker Corp.	1,778,606	122,297
* Zimmer Holdings, Inc.	1,470,674	119,110
* Biogen Idec Inc.	1,782,336	118,222
* Boston Scientific Corp.	8,297,764	115,754
McKesson Corp.	1,847,763	108,630
CIGNA Corp.	1,911,603	101,869
* Genzyme Corp.	1,640,132	101,623
* St. Jude Medical, Inc.	2,101,826	92,627
* Express Scripts Inc.	1,438,793	80,313
* Forest Laboratories, Inc.	1,988,535	74,152
* Humana Inc.	1,044,213	72,970
* Coventry Health Care Inc.	971,741	60,452
Quest Diagnostics, Inc.	1,018,172	58,820
* Laboratory Corp. of America Holdings	731,231	57,204
C.R. Bard, Inc.	643,602	56,759
AmerisourceBergen Corp.	1,188,278	53,865
* Intuitive Surgical, Inc.	232,843	53,554
* Waters Corp.	627,213	41,973
* DaVita, Inc.	654,353	41,342
* Amylin Pharmaceuticals, Inc.	817,190	40,859
* Hospira, Inc.	973,187	40,339
Applera Corp.-Applied Biosystems Group	1,149,534	39,820
Dade Behring Holdings Inc.	510,749	38,996
* Health Net Inc.	697,693	37,710
IMS Health, Inc.	1,220,341	37,391
DENTSPLY International Inc.	897,383	37,367
* Barr Pharmaceuticals Inc.	648,494	36,906
* Cytyc Corp.	716,797	34,155
* Henry Schein, Inc.	552,767	33,630
* Varian Medical Systems, Inc.	792,801	33,210
* Vertex Pharmaceuticals, Inc.	815,124	31,309
* Covance, Inc.	395,740	30,828
* Cephalon, Inc.	411,936	30,096
Manor Care, Inc.	454,820	29,290
Beckman Coulter, Inc.	385,638	28,445
* Patterson Cos.	692,145	26,724
* Endo Pharmaceuticals Holdings, Inc.	833,494	25,847
* Millipore Corp.	336,618	25,516
* Cerner Corp.	418,672	25,041
Omnicare, Inc.	755,081	25,016
Mylan Inc.	1,547,588	24,700
* Invitrogen Corp.	290,464	23,740
* Charles River Laboratories, Inc.	418,047	23,473
Pharmaceutical Product Development, Inc.	661,960	23,460
* WellCare Health Plans Inc.	218,432	23,029
* Respironics, Inc.	457,600	21,979
* VCA Antech, Inc.	522,283	21,805
PerkinElmer, Inc.	744,311	21,741
* Gen-Probe Inc.	325,934	21,701
Bausch & Lomb, Inc.	338,099	21,638
* IDEXX Laboratories Corp.	192,732	21,122
* ResMed Inc.	483,843	20,742
*^ Hologic, Inc.	335,389	20,459
* Inverness Medical Innovations, Inc.	369,364	20,433
* Millennium Pharmaceuticals, Inc.	1,995,552	20,255
Hillenbrand Industries, Inc.	364,186	20,038
* Kyphon Inc.	283,328	19,833
* Pediatrix Medical Group, Inc.	301,961	19,754
* Watson Pharmaceuticals, Inc.	606,716	19,658
* Lincare Holdings, Inc.	521,592	19,116
* Kinetic Concepts, Inc.	332,346	18,704
* Community Health Systems, Inc.	594,900	18,704
* Sepracor Inc.	661,617	18,194
* Ventana Medical Systems, Inc.	210,768	18,107
* King Pharmaceuticals, Inc.	1,514,398	17,749
* Edwards Lifesciences Corp.	359,077	17,706
* Illumina, Inc.	333,616	17,308
Universal Health Services Class B	313,227	17,046
* PDL BioPharma Inc.	726,732	15,705
* ImClone Systems, Inc.	372,353	15,393
* Immucor Inc.	429,299	15,347
* HLTH Corp.	1,074,124	15,220
* BioMarin Pharmaceutical Inc.	597,912	14,888
* Onyx Pharmaceuticals, Inc.	339,822	14,789
* Techne Corp.	232,843	14,688
Cooper Cos., Inc.	276,990	14,520
* Alexion Pharmaceuticals, Inc.	215,902	14,066
* Myriad Genetics, Inc.	268,913	14,024
* Sierra Health Services, Inc.	328,586	13,863
* MGI Pharma, Inc.	495,787	13,773
* Psychiatric Solutions, Inc.	337,256	13,247
* OSI Pharmaceuticals, Inc.	360,227	12,244
* Varian, Inc.	191,510	12,182
* Healthways, Inc.	218,295	11,781
* Alkermes, Inc.	627,680	11,549
Mentor Corp.	250,669	11,543
* Advanced Medical Optics, Inc.	372,673	11,400
* AMERIGROUP Corp.	327,885	11,305
* Warner Chilcott Ltd.	623,218	11,075
STERIS Corp.	404,901	11,066
* Affymetrix, Inc.	426,754	10,827
^ Medicis Pharmaceutical Corp.	346,918	10,584
* Medarex, Inc.	743,314	10,525
Perrigo Co.	492,134	10,507
Health Management Associates Class A	1,512,070	10,494
* Bio-Rad Laboratories, Inc. Class A	114,686	10,379
* LifePoint Hospitals, Inc.	341,341	10,244
* Sunrise Senior Living, Inc.	283,805	10,038
* Tenet Healthcare Corp.	2,956,520	9,934
* Magellan Health Services, Inc.	243,253	9,871
Owens & Minor, Inc. Holding Co.	251,725	9,588
* ArthroCare Corp.	171,332	9,576
* Dionex Corp.	118,564	9,421
Chemed Corp.	149,566	9,297
* Pharmion Corp.	201,490	9,297
* Valeant Pharmaceuticals International	591,432	9,155
* Allscripts Healthcare Solutions, Inc.	333,043	9,002
* Align Technology, Inc.	352,556	8,930
Brookdale Senior Living Inc.	221,291	8,810
*^ HealthSouth Corp.	491,930	8,614
*^ United Therapeutics Corp.	129,434	8,613
West Pharmaceutical Services, Inc.	205,935	8,579
* Human Genome Sciences, Inc.	797,758	8,209
* Haemonetics Corp.	165,395	8,174
* inVentiv Health, Inc.	185,075	8,110
* Isis Pharmaceuticals, Inc.	536,044	8,025
* PSS World Medical, Inc.	418,250	8,001
* LifeCell Corp.	210,691	7,916
*^ Adams Respiratory Therapeutics, Inc.	202,025	7,786
* Nuvasive, Inc.	215,692	7,750
* Theravance, Inc.	286,381	7,472
PolyMedica Corp.	141,506	7,432
* Cubist Pharmaceuticals, Inc.	344,370	7,277
*^ American Medical Systems Holdings, Inc.	428,339	7,260
* PAREXEL International Corp.	174,030	7,182
* Exelixis, Inc.	645,943	6,841
* K-V Pharmaceutical Co. Class A	238,362	6,817
* Cepheid, Inc.	294,579	6,716
* Apria Healthcare Group Inc.	256,785	6,679
* DJ Orthopedics Inc.	134,352	6,597
* Thoratec Corp.	313,695	6,490
* The Medicines Co.	360,892	6,427
* Regeneron Pharmaceuticals, Inc.	357,712	6,367
*^ Martek Biosciences Corp.	216,077	6,273
* Applera Corp.-Celera Genomics Group	433,829	6,100
* Savient Pharmaceuticals Inc.	408,059	5,937
* Omnicell, Inc.	207,881	5,933
Meridian Bioscience Inc.	194,203	5,888
* Eclipsys Corp.	250,263	5,836
* CONMED Corp.	206,122	5,769
* Sciele Pharma, Inc.	217,641	5,663
* Xenoport Inc.	119,820	5,638
Alpharma, Inc. Class A	260,556	5,565
* Amedisys Inc.	138,612	5,325
* Integra LifeSciences Holdings	109,125	5,301
*^ Nektar Therapeutics	599,316	5,292
* The TriZetto Group, Inc.	294,832	5,163
* Wright Medical Group, Inc.	191,152	5,127
*^ SurModics, Inc.	104,529	5,123
Analogic Corp.	79,739	5,084
*^ Dendreon Corp.	651,857	5,013
* Centene Corp.	227,600	4,896
* Healthspring, Inc.	242,650	4,732
* AMAG Pharmaceuticals, Inc.	81,777	4,678
* HealthExtras, Inc.	167,387	4,658
* Quidel Corp.	238,020	4,656
* Par Pharmaceutical Cos. Inc.	248,788	4,618
* ViroPharma Inc.	497,467	4,427
Invacare Corp.	186,250	4,355
* Matria Healthcare, Inc.	166,422	4,354
* AmSurg Corp.	187,029	4,315
* Halozyme Therapeutics Inc.	495,913	4,309
*^ Alnylam Pharmaceuticals Inc.	130,716	4,283
* Phase Forward Inc.	214,013	4,282
* Res-Care, Inc.	184,068	4,204
*^ Salix Pharmaceuticals, Ltd.	328,657	4,082
* Kindred Healthcare, Inc.	226,490	4,056
* eResearch Technology, Inc.	352,014	4,009
* Cross Country Healthcare, Inc.	227,821	3,980
* Conceptus, Inc.	207,696	3,942
* SonoSite, Inc.	128,861	3,933
* Kendle International Inc.	93,898	3,900
* Greatbatch, Inc.	144,885	3,852
*^ InterMune Inc.	200,973	3,845
* Abraxis Bioscience, Inc.	161,954	3,697
* CV Therapeutics, Inc.	411,310	3,694
* Orthofix International N.V.	75,370	3,691
LCA-Vision Inc.	123,522	3,630
* Arena Pharmaceuticals, Inc.	329,102	3,604
*^ Geron Corp.	485,159	3,551
* HMS Holdings Corp.	143,966	3,543
* Stereotaxis Inc.	255,240	3,520
*^ MannKind Corp.	361,953	3,504
* Cypress Bioscience, Inc.	254,136	3,479
* Foxhollow Technologies Inc.	129,213	3,411
* MedCath Corp.	122,869	3,374
* Air Methods Corp.	72,740	3,361
Incyte Corp.	468,413	3,349
* AMN Healthcare Services, Inc.	178,669	3,346
* Progenics Pharmaceuticals, Inc.	147,999	3,272
* Palomar Medical Technologies, Inc.	114,659	3,267
*^ Omrix Biopharmaceuticals, Inc.	91,825	3,242
* Sirona Dental Systems Inc.	89,996	3,210
* Molina Healthcare Inc.	86,383	3,133
* Bruker BioSciences Corp.	353,583	3,112
* Sun Healthcare Group Inc.	185,862	3,106
* Neurocrine Biosciences, Inc.	309,347	3,093
*^ XOMA Ltd.	895,080	3,052
*^ Enzon Pharmaceuticals, Inc.	342,901	3,021
*^ I-Flow Corp.	160,947	2,992
* Abaxis, Inc.	132,726	2,980
* Acadia Pharmaceuticals Inc.	197,661	2,975
* IRIS International, Inc.	148,749	2,856
* Cerus Corp.	326,317	2,849
* Bio-Reference Laboratories, Inc.	83,092	2,805
Landauer, Inc.	54,657	2,785
* Acorda Therapeutics Inc.	151,660	2,783
* Spectranetics Corp.	206,252	2,780
* Microtek Medical Holdings, Inc.	449,156	2,776
* PRA International	94,356	2,774
* American Dental Partners, Inc.	97,758	2,738
* Pharmanet Development Group, Inc.	93,579	2,717
* Luminex Corp.	179,138	2,701
* Keryx Biopharmaceuticals, Inc.	270,881	2,693
* Auxilium Pharmaceuticals, Inc.	127,697	2,692
* Emeritus Corp.	97,463	2,641
*^ PharMerica Corp.	176,477	2,633
*^ Momenta Pharmaceuticals, Inc.	228,637	2,604
*^ ev3 Inc.	156,723	2,573
* Cyberonics, Inc.	184,428	2,571
* Zoll Medical Corp.	99,186	2,571
Computer Programs and Systems, Inc.	97,454	2,569
* Albany Molecular Research, Inc.	169,585	2,561
* Volcano Corp.	155,514	2,557
* Indevus Pharmaceuticals, Inc.	364,177	2,516
Vital Signs, Inc.	48,093	2,508
* Noven Pharmaceuticals, Inc.	157,400	2,507
* ICU Medical, Inc.	64,335	2,493
* OraSure Technologies, Inc.	245,495	2,467
* Seattle Genetics, Inc.	218,726	2,458
* Bentley Pharmaceuticals, Inc.	196,983	2,458
* RehabCare Group, Inc.	138,859	2,443
* Zymogenetics, Inc.	184,973	2,414
*^ Novavax, Inc.	671,405	2,410
*^ Pozen Inc.	217,148	2,402
*^ Penwest Pharmaceuticals Co.	216,387	2,382
* Assisted Living Concepts Inc.	259,588	2,373
*^ Poniard Pharmaceuticals, Inc.	409,146	2,320
* Third Wave Technologies	268,594	2,318
*^ Durect Corp.	422,009	2,313
* AngioDynamics, Inc.	122,086	2,301
Cambrex Corp.	208,203	2,267
Datascope Corp.	66,985	2,265
* Gentiva Health Services, Inc.	116,736	2,242
* Symmetry Medical Inc.	133,836	2,235
* Regeneration Technologies, Inc.	204,605	2,193
*^ Pain Therapeutics, Inc.	234,431	2,192
* Array BioPharma Inc.	194,570	2,185
* Bradley Pharmaceuticals, Inc.	119,023	2,166
* ABIOMED, Inc.	174,240	2,166
Ligand Pharmaceuticals Inc. Class B	399,406	2,133
*^ Nighthawk Radiology Holdings, Inc.	86,800	2,127
* Anika Resh Inc.	102,035	2,123
* US Physical Therapy, Inc.	142,952	2,116
* Matrixx Initiatives, Inc.	106,589	2,106
* Odyssey Healthcare, Inc.	216,641	2,082
* CorVel Corp.	88,522	2,047
*^ Discovery Laboratories, Inc.	749,427	2,016
*^ ARIAD Pharmaceuticals, Inc.	432,966	2,005
*^ Vanda Parmaceuticals, Inc.	144,100	2,004
* Inspire Pharmaceuticals, Inc.	372,948	2,003
* Repligen Corp.	461,677	1,985
* NPS Pharmaceuticals Inc.	343,221	1,974
* Merit Medical Systems, Inc.	151,165	1,962
* Rochester Medical Corp.	107,974	1,960
* Accelrys Inc.	283,274	1,940
* Synovis Life Technologies, Inc.	89,804	1,937
*^ Medivation Inc.	95,829	1,921
* Somanetics Corp.	102,005	1,899
* CryoLife Inc.	199,958	1,890
*^ BioLase Technology, Inc.	275,057	1,881
* Akorn, Inc.	250,860	1,879
* Lifecore Biomedical Inc.	144,422	1,863
* Nabi Biopharmaceuticals	458,256	1,861
* Cutera, Inc.	69,540	1,823
* Candela Corp.	212,089	1,801
* Radiation Therapy Services, Inc.	85,501	1,780
*^ Sangamo BioSciences, Inc.	125,661	1,773
* Enzo Biochem, Inc.	155,371	1,763
*^ Emageon Inc.	209,621	1,757
* BioScrip Inc.	272,541	1,750
*^ La Jolla Pharmaceutical Co.	390,454	1,730
*^ Telik, Inc.	591,505	1,721
* Rigel Pharmaceuticals, Inc.	181,807	1,714
* SuperGen, Inc.	392,800	1,705
* Endologix, Inc.	431,122	1,699
* Lexicon Pharmaceuticals Inc.	487,320	1,686
* Neogen Corp.	70,737	1,678
*^ Nastech Pharmaceutical Co., Inc.	125,421	1,669
* Cytokinetics, Inc.	322,095	1,649
* Medical Action Industries Inc.	69,562	1,646
* Theragenics Corp.	364,221	1,635
* MWI Veterinary Supply Inc.	43,237	1,632
National Healthcare Corp.	31,205	1,604
* Providence Service Corp.	54,548	1,602
* Cantel Medical Corp.	102,335	1,597
*^ Senomyx, Inc.	129,615	1,588
* Monogram Biosciences, Inc.	1,107,915	1,584
*^ Cell Genesys, Inc.	414,095	1,582
* Vital Images, Inc.	80,281	1,567
* Nuvelo, Inc.	761,803	1,562
* Kensey Nash Corp.	59,703	1,559
* NxStage Medical, Inc.	104,611	1,516
* Exactech, Inc.	94,421	1,515
* Nutraceutical International Corp.	98,641	1,500
*^ ADVENTRX Pharmaceuticals, Inc.	579,715	1,490
* GTx, Inc.	89,377	1,455
* America Service Group Inc.	124,733	1,416
* ImmunoGen, Inc.	299,553	1,393
* National Dentex Corp.	87,078	1,392
*^ Hythiam Inc.	186,588	1,388
* HealthTronics Surgical Services, Inc.	271,112	1,383
* Adolor Corp.	404,156	1,382
Psychemedics Corp.	79,237	1,375
* Allos Therapeutics Inc.	285,609	1,357
* Bioenvision, Inc.	252,457	1,333
* Possis Medical Inc.	97,858	1,326
* Aspect Medical Systems, Inc.	95,568	1,297
* Strategic Diagnostics Inc.	252,888	1,290
* Encysive Pharmaceuticals, Inc.	851,794	1,286
* Dexcom Inc.	128,249	1,281
* Hanger Orthopedic Group, Inc.	110,186	1,248
*^ Aastrom Biosciences, Inc.	1,068,642	1,240
* ArQule, Inc.	172,058	1,227
* Vical, Inc.	247,215	1,209
*^ Hi-Tech Pharmacal Co., Inc.	101,454	1,204
*^ Peregrine Pharmaceuticals, Inc.	1,747,004	1,170
* Trimeris, Inc.	150,216	1,169
* Metabolix Inc.	47,244	1,146
*^ Altus Pharmaceuticals, Inc.	109,009	1,143
*^ deCODE genetics, Inc.	329,434	1,143
* Immunomedics Inc.	498,139	1,141
* Cynosure Inc.	30,900	1,140
* LHC Group Inc.	52,548	1,128
*^ Genomic Health, Inc.	58,769	1,128
* VistaCare, Inc.	168,353	1,101
* Medical Staffing Network Holdings, Inc.	213,548	1,093
* Natus Medical Inc.	68,526	1,092
* Capital Senior Living Corp.	128,508	1,082
* Caliper Life Sciences, Inc.	188,135	1,080
* Hooper Holmes, Inc.	456,827	1,078
* Maxygen Inc.	157,308	1,071
*^ Vivus, Inc.	215,657	1,070
*^ StemCells, Inc.	484,950	1,023
*^ Columbia Laboratories Inc.	382,627	991
*^ Cell Therapeutics, Inc.	264,123	972
* PDI, Inc.	93,260	968
* SciClone Pharmaceuticals, Inc.	493,644	968
* Caraco Pharmaceutical Laboratories, Ltd.	62,891	959
* NMT Medical, Inc.	120,261	958
* EPIX Pharmaceuticals Inc.	233,928	950
* Emergency Medical Services LP Class A	31,060	940
* Collagenex Pharmaceuticals, Inc.	104,181	936
*^ Cytrx Corp.	267,100	924
*^ GenVec, Inc.	390,410	917
* Osteotech, Inc.	121,525	914
*^ Corcept Therapeutics Inc.	185,182	907
*^ Vascular Solutions, Inc.	111,476	890
Young Innovations, Inc.	30,151	863
* Alliance Imaging, Inc.	94,555	857
* Five Star Quality Care, Inc.	103,798	853
*^ AVI BioPharma, Inc.	333,610	851
* Sonic Innovations, Inc.	92,312	847
*^ ThermoGenesis Corp.	370,241	826
* ViaCell, Inc.	172,006	812
*^ Ista Pharmaceuticals Inc.	115,260	795
* Alexza Pharmaceuticals, Inc.	89,376	774
*^ Idenix Pharmaceuticals Inc.	265,213	766
*^ Combinatorx, Inc.	121,772	753
* Amicas, Inc.	254,910	749
* E-Z-EM, Inc.	45,946	748
*^ BioCryst Pharmaceuticals, Inc.	102,750	742
* Micrus Endovascular Corp.	39,978	730
* Merge Technologies, Inc.	162,577	714
^ Neurometrix Inc.	79,604	695
*^ Vion Pharmaceuticals, Inc.	898,143	692
* Harvard Bioscience, Inc.	150,525	677
* Minrad International, Inc.	139,580	669
* Cardiac Science Corp.	65,431	660
* BioSphere Medical Inc.	138,020	658
* Allied Healthcare International Inc.	274,783	657
*^ Introgen Therapeutics, Inc.	157,452	657
* STAAR Surgical Co.	214,476	643
Utah Medical Products, Inc.	20,458	642
* National Medical Health Card Systems, Inc.	65,130	623
* Avanir Pharmaceuticals Class A	290,824	622
*^ Hansen Medical Inc.	22,784	618
* Orthovita, Inc.	198,449	601
* Sequenom, Inc.	83,566	601
* Titan Pharmaceuticals, Inc.	281,872	598
*^ Immtech Pharmaceuticals Inc.	71,807	589
*^ Tercica, Inc.	93,785	581
* I-trax, Inc.	148,370	564
*^ Santarus Inc.	212,577	563
* Neurogen Corp.	125,357	557
*^ Antigenics, Inc.	232,357	551
* Orchid Cellmark, Inc.	98,363	550
* Renovis, Inc.	140,970	544
* Clinical Data, Inc.	13,400	543
* Panacos Pharmaceuticals Inc.	338,718	542
* Avigen, Inc.	95,578	516
* Dyax Corp.	142,488	513
* Infinity Pharmaceuticals, Inc.	55,523	503
*^ Continucare Corp.	172,921	493
* Kosan Biosciences, Inc.	92,368	463
* CuraGen Corp.	333,118	460
* Rural/Metro Corp.	141,438	457
* PhotoMedex, Inc.	435,051	457
*^ AtheroGenics, Inc.	273,887	455
* Allion Healthcare Inc.	63,522	446
* Javelin Pharmaceuticals, Inc.	88,224	443
*^ Genitope Corp.	98,052	439
* Icad Inc.	145,072	437
* Heska Corp.	198,500	429
* RadNet, Inc.	48,222	422
* Barrier Therapeutics Inc.	69,860	422
Arrow International, Inc.	9,015	410
*^ Emisphere Technologies, Inc.	84,641	407
*^ Hemispherx Biopharma, Inc.	235,800	406
*^ EntreMed, Inc.	338,351	362
*^ Nanogen, Inc.	490,758	358
*^ BioSante Pharmaceuticals, Inc.	61,841	357
* Exact Sciences Corp.	103,258	350
*^ Critical Therapeutics, Inc.	187,690	338
*^ Generex Biotechnology Corp.	218,030	329
* Pharmacopeia Drug Discovery Inc.	56,902	325
* CardioDynamics International Corp.	621,228	323
* Hollis-Eden Pharmaceuticals, Inc.	161,458	318
*^ Northfield Laboratories, Inc.	163,306	314
*^ NitroMed, Inc.	175,868	313
* Affymax Inc.	11,567	313
* AVANT Immunotherapeutics, Inc.	549,967	308
* Memory Pharmaceuticals Corp.	172,672	307
*^ Threshold Pharmaceuticals, Inc.	343,907	306
* Oxigene, Inc.	86,782	305
* Curis, Inc.	308,954	303
* SRI/Surgical Express, Inc.	45,728	293
* DepoMed, Inc.	142,130	291
* Dynavax Technologies Corp.	66,932	287
*^ Neose Technologies, Inc.	181,530	280
* Orthologic Corp.	195,146	275
* Pharmacyclics, Inc.	117,839	271
*^ Insmed Inc.	393,333	268
* Cadence Pharmaceuticals, Inc.	19,000	266
*^ Genta Inc.	190,790	256
*^ Insite Vision, Inc.	214,468	247
*^ Oscient Pharmaceuticals Corp.	93,194	240
* DUSA Pharmaceuticals, Inc.	100,194	218
* Anadys Pharmaceuticals Inc.	106,165	218
* NexMed, Inc.	127,058	210
* Novoste Corp.	86,273	209
* Daxor Corp.	13,200	208
*^ Isolagen Inc.	77,304	206
* Zila, Inc.	169,063	196
* SONUS Pharmaceuticals, Inc.	307,993	191
* Clarient, Inc.	92,060	191
* Life Sciences Research, Inc.	9,987	190
*^ GTC Biotherapeutics, Inc.	185,768	189
*^ Occulogix Inc.	302,480	181
* ATS Medical, Inc.	98,185	178
* Biomimetic Therapeutics, Inc.	13,018	174
*^ Genelabs Technologies, Inc.	89,820	171
* Palatin Technologies, Inc.	423,746	169
* NeoPharm, Inc.	171,106	169
* Gene Logic Inc.	141,916	169
* Lannett Co., Inc.	34,400	165
*^ Q-Med, Inc.	62,115	161
*^ Osiris Therapeutics, Inc.	12,218	157
*^ Fonar Corp.	22,896	157
* Acusphere, Inc.	103,950	156
* Genaera Corp.	52,269	148
* Bioject Medical Technologies Inc.	105,020	146
* Mediware Information Systems, Inc.	22,015	144
*^ SCOLR Pharma Inc.	51,100	129
*^ Paincare Holdings Inc.	673,863	128
* Retractable Technologies, Inc.	62,609	119
*^ CYTOGEN Corp.	148,287	117
*^ Proxymed Pharmacy, Inc.	39,097	115
* Digirad Corp.	33,868	109
*^ Vermillion, Inc.	107,827	108
*^ Epicept Corp.	55,137	101
* Spectrum Pharmaceuticals Inc.	23,500	99
*^ Immunicon Corp.	81,502	95
*^ Neurobiological Technolgoies, Inc.	27,198	94
* Northstar Neuroscience, Inc.	8,300	93
* Lipid Sciences, Inc.	70,789	86
* The Quigley Corp.	20,774	86
*^ MiddleBrook Pharmaceuticals Inc.	34,194	82
* Idera Pharmaceuticals, Inc.	8,800	77
* TorreyPines Therapeutics Inc.	12,805	77
* Coley Pharmaceutical Group	17,676	56
* CombiMatrix Corp.	9,490	52
*^ Targeted Genetics Corp.	28,778	52
* Celsion Corp.	8,439	49
*^ Hana Biosciences, Inc.	41,300	47
*^ Micromet, Inc.	23,677	47
* Pharmos Corp.	46,141	41
* IVAX Diagnostics, Inc.	61,215	38
* Inhibitex Inc.	24,180	31
* Access Plans USA, Inc.	18,941	28
* North American Scientific, Inc.	45,614	26
* Biopure Corp. Class A	43,681	23
* NationsHealth, Inc.	29,703	21
*^ Matritech Inc.	188,401	21
* Synvista Therapuetics Inc.	5,110	16
* K-V Pharmaceutical Co. Class B	500	14
*^ BSML Inc.	10,209	5
* Cellegy Pharmaceuticals, Inc.	31,250	2
* Vasomedical, Inc.	4,683	1
*^ Aphton Corp.	170,588	-

		12,293,534

Industrials (11.8%)
General Electric Co.	63,899,861	2,645,454
The Boeing Co.	4,646,120	487,796
United Technologies Corp.	5,867,747	472,236
3M Co.	4,249,790	397,695
United Parcel Service, Inc.	4,206,917	315,939
Caterpillar, Inc.	3,978,124	312,004
Honeywell International Inc.	4,601,519	273,652
Emerson Electric Co.	4,940,444	262,930
Lockheed Martin Corp.	2,215,927	240,406
Deere & Co.	1,409,428	209,187
FedEx Corp.	1,816,870	190,317
General Dynamics Corp.	2,138,017	180,598
Union Pacific Corp.	1,590,496	179,821
Burlington Northern Santa Fe Corp.	2,212,713	179,606
Raytheon Co.	2,757,843	176,006
Illinois Tool Works, Inc.	2,940,426	175,367
Northrop Grumman Corp.	2,037,383	158,916
Tyco International	3,070,650	136,153
Danaher Corp.	1,537,632	127,178
Norfolk Southern Corp.	2,442,367	126,783
Precision Castparts Corp.	852,243	126,115
PACCAR, Inc.	1,465,750	124,955
Waste Management, Inc.	3,216,442	121,389
CSX Corp.	2,715,529	116,035
Ingersoll-Rand Co.	1,873,766	102,064
Textron, Inc.	1,548,048	96,304
Eaton Corp.	910,232	90,149
Parker Hannifin Corp.	719,721	80,486
L-3 Communications Holdings, Inc.	777,603	79,424
Fluor Corp.	547,959	78,895
Cummins Inc.	615,672	78,738
Rockwell Collins, Inc.	1,039,964	75,959
* McDermott International, Inc.	1,382,966	74,791
ITT Industries, Inc.	1,072,801	72,875
Southwest Airlines Co.	4,851,930	71,809
Dover Corp.	1,271,000	64,757
Rockwell Automation, Inc.	931,621	64,757
Expeditors International of Washington, Inc.	1,324,704	62,658
Pitney Bowes, Inc.	1,366,037	62,045
Cooper Industries, Inc. Class A	1,159,224	59,225
* Foster Wheeler Ltd.	437,426	57,425
* Terex Corp.	640,549	57,022
Masco Corp.	2,451,865	56,810
* Jacobs Engineering Group Inc.	741,532	56,045
C.H. Robinson Worldwide Inc.	999,945	54,287
Goodrich Corp.	739,393	50,449
R.R. Donnelley & Sons Co.	1,367,719	50,004
* KBR Inc.	1,048,982	40,669
American Standard Cos., Inc.	1,130,137	40,255
W.W. Grainger, Inc.	441,378	40,249
Republic Services, Inc. Class A	1,202,905	39,347
The Dun & Bradstreet Corp.	369,470	36,433
Fastenal Co.	798,858	36,276
Roper Industries Inc.	549,059	35,963
Equifax, Inc.	914,744	34,870
Joy Global Inc.	674,814	34,321
The Manitowoc Co., Inc.	774,862	34,311
Avery Dennison Corp.	596,455	34,010
Manpower Inc.	525,674	33,827
* UAL Corp.	719,119	33,461
*^ AMR Corp.	1,495,825	33,342
Cintas Corp.	888,152	32,950
SPX Corp.	353,905	32,757
* Stericycle, Inc.	552,430	31,577
Harsco Corp.	523,852	31,049
Pall Corp.	765,429	29,775
Robert Half International, Inc.	982,705	29,344
* Shaw Group, Inc.	502,334	29,186
* First Solar, Inc.	247,252	29,111
* AGCO Corp.	569,123	28,894
Ametek, Inc.	663,950	28,696
Oshkosh Truck Corp.	460,572	28,542
* Quanta Services, Inc.	1,054,219	27,884
Flowserve Corp.	354,519	27,007
* Allied Waste Industries, Inc.	2,075,829	26,467
* Monster Worldwide Inc.	743,937	25,338
*^ Spirit Aerosystems Holdings Inc.	619,395	24,119
* BE Aerospace, Inc.	573,982	23,837
* Alliant Techsystems, Inc.	206,158	22,533
* General Cable Corp.	325,168	21,825
* Thomas & Betts Corp.	361,716	21,211
* Hertz Global Holdings Inc.	897,194	20,384
Kennametal, Inc.	241,714	20,299
* Corrections Corp. of America	764,606	20,010
* Continental Airlines, Inc. Class B	603,730	19,941
Lincoln Electric Holdings, Inc.	253,570	19,680
Pentair, Inc.	589,030	19,544
*^ SunPower Corp. Class A	229,530	19,010
Carlisle Co., Inc.	385,936	18,756
* Covanta Holding Corp.	765,187	18,755
Trinity Industries, Inc.	499,441	18,749
The Timken Co.	501,882	18,645
Donaldson Co., Inc.	446,044	18,627
Ryder System, Inc.	380,043	18,622
* URS Corp.	329,571	18,604
IDEX Corp.	501,250	18,240
Teleflex Inc.	232,274	18,099
* ChoicePoint Inc.	473,048	17,938
Hubbell Inc. Class B	313,390	17,901
Laidlaw International Inc.	493,795	17,391
*^ USG Corp.	461,410	17,326
The Corporate Executive Board Co.	232,516	17,262
The Brink's Co.	302,818	16,921
Bucyrus International, Inc.	228,725	16,681
Graco, Inc.	414,543	16,213
J.B. Hunt Transport Services, Inc.	614,891	16,172
* Washington Group International, Inc.	179,643	15,774
* Copart, Inc.	455,917	15,679
* Kansas City Southern	478,383	15,390
The Toro Co.	251,768	14,812
MSC Industrial Direct Co., Inc. Class A	292,600	14,803
* United Rentals, Inc.	458,382	14,746
Landstar System, Inc.	346,359	14,537
* Avis Budget Group, Inc.	635,039	14,536
Crane Co.	298,823	14,335
DRS Technologies, Inc.	254,105	14,006
* Kirby Corp.	316,280	13,961
Acuity Brands, Inc.	270,175	13,638
* Waste Connections, Inc.	428,763	13,618
GATX Corp.	317,361	13,567
* US Airways Group Inc.	511,422	13,425
* FTI Consulting, Inc.	266,692	13,417
* Hexcel Corp.	586,528	13,320
Belden Inc.	281,046	13,184
Con-way, Inc.	284,969	13,109
Curtiss-Wright Corp.	275,247	13,074
* Gardner Denver Inc.	328,500	12,812
Alexander & Baldwin, Inc.	253,955	12,731
* EMCOR Group, Inc.	397,128	12,454
* Owens Corning Inc.	488,325	12,233
* WESCO International, Inc.	284,785	12,229
Lennox International Inc.	360,912	12,199
* Ceradyne, Inc.	160,740	12,174
Woodward Governor Co.	192,637	12,021
Watson Wyatt & Co. Holdings	267,042	12,001
Deluxe Corp.	324,055	11,938
* IHS Inc. Class A	209,232	11,820
Granite Construction Co.	221,824	11,761
Brady Corp. Class A	313,748	11,257
* GrafTech International Ltd.	626,301	11,173
* Teledyne Technologies, Inc.	207,884	11,099
Actuant Corp.	170,718	11,091
Herman Miller, Inc.	399,666	10,847
Wabtec Corp.	287,862	10,783
CLARCOR Inc.	302,807	10,359
* Genlyte Group, Inc.	159,494	10,249
Baldor Electric Co.	256,298	10,239
UAP Holding Corp.	321,498	10,082
IKON Office Solutions, Inc.	778,973	10,010
Macquarie Infrastructure Co. LLC	258,923	9,992
* Moog Inc.	227,279	9,987
* YRC Worldwide, Inc.	358,260	9,788
HNI Corp.	270,609	9,742
Skywest, Inc.	382,263	9,622
* United Stationers, Inc.	173,209	9,617
Regal-Beloit Corp.	199,083	9,534
Valmont Industries, Inc.	112,334	9,532
Nordson Corp.	188,513	9,465
* American Commercial Lines Inc.	388,590	9,221
Kaydon Corp.	176,892	9,197
* Esterline Technologies Corp.	159,730	9,113
* Geo Group Inc.	306,049	9,062
Mine Safety Appliances Co.	189,722	8,938
* PHH Corp.	335,150	8,808
Walter Industries, Inc.	324,600	8,732
*^ JetBlue Airways Corp.	945,936	8,722
UTI Worldwide, Inc.	370,012	8,503
Triumph Group, Inc.	103,100	8,424
Genco Shipping and Trading Ltd.	128,454	8,418
Mueller Industries Inc.	231,658	8,372
* Orbital Sciences Corp.	369,222	8,211
* Huron Consulting Group Inc.	109,916	7,982
^ Briggs & Stratton Corp.	308,779	7,775
^ Simpson Manufacturing Co.	242,321	7,718
* Tetra Tech, Inc.	361,535	7,636
Eagle Bulk Shipping Inc.	292,631	7,532
Applied Industrial Technology, Inc.	243,900	7,519
* Perini Corp.	132,291	7,399
* Hub Group, Inc.	241,935	7,265
Steelcase Inc.	399,055	7,175
* Acco Brands Corp.	315,416	7,078
* AAR Corp.	225,280	6,835
Watsco, Inc.	146,622	6,808
Resources Connection, Inc.	290,031	6,714
Barnes Group, Inc.	206,925	6,605
Albany International Corp.	175,140	6,566
^ Knight Transportation, Inc.	371,943	6,401
Watts Water Technologies, Inc.	206,031	6,325
EDO Corp.	110,213	6,173
* Labor Ready, Inc.	332,955	6,163
Ameron International Corp.	57,858	6,120
Forward Air Corp.	201,828	6,010
Horizon Lines Inc.	195,424	5,966
* Armstrong Worldwide Industries, Inc.	146,903	5,963
* The Advisory Board Co.	100,154	5,856
*^ Taser International Inc.	372,027	5,837
* Genesee & Wyoming Inc. Class A	200,214	5,774
*^ Energy Conversion Devices, Inc.	253,209	5,753
* TeleTech Holdings, Inc.	239,605	5,729
* Cenveo Inc.	264,749	5,727
A.O. Smith Corp.	129,798	5,696
* The Middleby Corp.	87,728	5,662
Mueller Water Products, Inc.	507,035	5,577
Werner Enterprises, Inc.	324,774	5,570
* ESCO Technologies Inc.	167,360	5,563
* Alaska Air Group, Inc.	238,241	5,501
* CoStar Group, Inc.	101,838	5,443
* Dollar Thrifty Automotive Group, Inc.	154,659	5,365
Arkansas Best Corp.	163,888	5,353
* School Specialty, Inc.	154,233	5,341
Apogee Enterprises, Inc.	205,771	5,338
^ United Industrial Corp.	70,828	5,331
* EnPro Industries, Inc.	130,415	5,295
* TransDigm Group, Inc.	115,600	5,284
* NCI Building Systems, Inc.	122,047	5,274
*^ Evergreen Solar, Inc.	588,135	5,252
Kaman Corp. Class A	151,460	5,234
Administaff, Inc.	142,164	5,160
Heartland Express, Inc.	361,296	5,159
* AirTran Holdings, Inc.	522,352	5,140
* Astec Industries, Inc.	89,361	5,134
Interface, Inc.	284,149	5,129
Pacer International, Inc.	269,001	5,124
^ Healthcare Services Group, Inc.	245,787	4,982
* Layne Christensen Co.	87,439	4,851
Cubic Corp.	113,744	4,797
* Sequa Corp. Class A	28,928	4,796
Viad Corp.	133,170	4,794
* Mobile Mini, Inc.	196,866	4,756
* M&F Worldwide Corp.	92,118	4,623
* Chart Industries, Inc.	141,938	4,565
ABM Industries Inc.	224,995	4,495
*^ American Superconductor Corp.	219,273	4,491
Rollins, Inc.	167,774	4,478
^ Franklin Electric, Inc.	107,244	4,409
* II-VI, Inc.	126,474	4,367
* Superior Essex Inc.	115,797	4,317
Tennant Co.	88,472	4,309
* Interline Brands, Inc.	187,346	4,307
McGrath RentCorp	128,825	4,282
Titan International, Inc.	133,329	4,256
* Atlas Air Worldwide Holdings, Inc.	82,425	4,256
* Republic Airways Holdings Inc.	199,454	4,222
* Consolidated Graphics, Inc.	67,048	4,210
* Old Dominion Freight Line, Inc.	174,725	4,188
Knoll, Inc.	235,799	4,183
* Williams Scotsman International Inc.	150,859	4,180
Raven Industries, Inc.	104,228	4,174
Cascade Corp.	64,038	4,173
Robbins & Myers, Inc.	72,664	4,163
* Korn/Ferry International	251,832	4,158
* RBC Bearings Inc.	108,161	4,148
Dynamic Materials Corp.	83,854	4,016
G & K Services, Inc. Class A	99,735	4,009
* Ladish Co., Inc.	72,096	4,000
* Navigant Consulting, Inc.	312,487	3,956
* American Reprographics Co.	211,231	3,954
Lindsay Manufacturing Co.	89,988	3,940
Quintana Maritime Ltd.	204,633	3,902
Comfort Systems USA, Inc.	273,497	3,884
Aircastle Ltd.	114,967	3,842
Federal Signal Corp.	248,206	3,812
* Team, Inc.	138,310	3,787
* Clean Harbors Inc.	84,831	3,777
Freightcar America Inc.	97,189	3,713
* Columbus McKinnon Corp.	145,827	3,630
* Goodman Global, Inc.	150,179	3,586
* Kforce Inc.	278,192	3,578
* L.B. Foster Co. Class A	81,602	3,546
* Heidrick & Struggles International, Inc.	96,028	3,500
* CBIZ Inc.	437,907	3,481
* Spherion Corp.	415,295	3,430
CIRCOR International, Inc.	75,222	3,416
^ American Science & Engineering, Inc.	54,334	3,405
^ Encore Wire Corp.	135,353	3,401
Bowne & Co., Inc.	198,946	3,314
* Lamson & Sessions Co.	121,588	3,278
* Kadant Inc.	116,660	3,266
Universal Forest Products, Inc.	107,448	3,213
*^ Amerco, Inc.	50,502	3,205
*^ Fuel-Tech N.V.	142,150	3,140
* GenCorp, Inc.	259,312	3,101
* Midwest Air Group Inc.	187,195	3,079
* Furmanite Corp.	337,441	3,071
* Kenexa Corp.	99,327	3,057
*^ Beacon Roofing Supply, Inc.	298,320	3,049
Tredegar Corp.	174,679	3,013
NACCO Industries, Inc. Class A	29,096	3,011
CDI Corp.	107,413	2,995
*^ FuelCell Energy, Inc.	332,358	2,971
Gorman-Rupp Co.	89,537	2,969
* CRA International Inc.	59,155	2,851
* Griffon Corp.	187,759	2,835
* Accuride Corp.	233,262	2,825
* AZZ Inc.	79,996	2,797
Ennis, Inc.	125,483	2,766
* Power-One, Inc.	529,593	2,701
* LECG Corp.	177,766	2,649
* H&E Equipment Services, Inc.	146,192	2,629
LSI Industries Inc.	128,076	2,628
* DynCorp International Inc. Class A	112,389	2,597
HEICO Corp.	52,314	2,582
*^ Odyssey Marine Exploration, Inc.	414,000	2,563
Gibraltar Industries Inc.	138,362	2,560
* Pike Electric Corp.	136,320	2,557
* Ducommun, Inc.	78,760	2,544
* Altra Holdings Inc.	152,056	2,535
^ Houston Wire & Cable Co.	138,722	2,512
^ The Greenbrier Cos., Inc.	92,800	2,479
Kelly Services, Inc. Class A	124,003	2,456
* Allegiant Travel Co.	80,551	2,442
*^ TurboChef Technologies, Inc.	179,969	2,376
*^ Pinnacle Airlines Corp.	147,807	2,368
* Hudson Highland Group, Inc.	185,922	2,367
* Insituform Technologies Inc. Class A	154,403	2,352
* Flow International Corp.	263,640	2,325
*^ Ultralife Batteries, Inc.	178,984	2,291
*^ 3D Systems Corp.	96,014	2,268
* Sterling Construction Co., Inc.	97,886	2,259
* Learning Tree International, Inc.	126,909	2,254
*^ Innerworkings, Inc.	130,396	2,247
* Cornell Cos., Inc.	94,136	2,217
*^ A.S.V., Inc.	155,840	2,186
*^ Innovative Solutions and Support, Inc.	114,507	2,172
* Exponent, Inc.	85,789	2,152
* EnerSys	120,493	2,141
* Tecumseh Products Co. Class A	111,101	2,139
* Blount International, Inc.	186,923	2,123
Diamond Management and Technology Consultants,Inc.	228,507	2,102
* NuCo2, Inc.	78,630	2,024
* Volt Information Sciences Inc.	114,143	2,013
*^ Waste Services, Inc.	206,627	2,006
Wabash National Corp.	177,460	2,004
Quixote Corp.	99,807	1,976
* ABX Air, Inc.	274,898	1,946
Met-Pro Corp.	119,780	1,938
* Builders FirstSource, Inc.	179,608	1,936
* First Consulting Group, Inc.	187,617	1,932
Sun Hydraulics Corp.	59,202	1,883
Lawson Products, Inc.	53,965	1,879
* Michael Baker Corp.	38,300	1,877
* GP Strategies Corp.	168,610	1,872
* On Assignment, Inc.	199,161	1,860
*^ Frontier Airlines Holdings, Inc.	293,828	1,819
* Rush Enterprises, Inc. Class A	71,546	1,814
Waste Industries USA, Inc.	63,296	1,812
Applied Signal Technology, Inc.	133,969	1,811
* Casella Waste Systems, Inc.	143,894	1,804
* GeoEye Inc.	69,433	1,788
Electro Rent Corp.	125,997	1,765
Ampco-Pittsburgh Corp.	44,268	1,743
*^ Capstone Turbine Corp.	1,448,705	1,738
* Axsys Technologies, Inc.	55,663	1,723
TAL International Group, Inc.	67,209	1,685
Standex International Corp.	80,866	1,672
^ American Woodmark Corp.	67,324	1,669
Aceto Corp.	182,431	1,642
* Northwest Pipe Co.	42,497	1,607
* WCA Waste Corp.	197,170	1,593
* Celadon Group Inc.	135,021	1,589
* Park-Ohio Holdings Corp.	60,376	1,567
^ Mueller Water Products, Inc. Class A	125,170	1,551
* TRC Cos., Inc.	145,353	1,535
* Lydall, Inc.	164,632	1,528
* Miller Industries, Inc.	86,820	1,486
* Argon ST, Inc.	74,682	1,479
AAON, Inc.	74,926	1,478
* Saia, Inc.	87,260	1,442
Badger Meter, Inc.	44,638	1,431
*^ Medis Technology Ltd.	109,699	1,426
Hardinge, Inc.	40,487	1,410
Insteel Industries, Inc.	91,143	1,399
Bluelinx Holdings Inc.	192,732	1,357
HEICO Corp. Class A	34,188	1,350
* Rush Enterprises, Inc. Class B	56,379	1,345
* Powell Industries, Inc.	35,378	1,340
Angelica Corp.	67,611	1,333
* COMSYS IT Partners Inc.	78,445	1,319
* TBS International Ltd.	31,701	1,308
* Standard Parking Corp.	32,761	1,304
* Commercial Vehicle Group Inc.	99,985	1,283
* Magnatek, Inc.	258,252	1,240
* MTC Technologies, Inc.	64,193	1,240
*^ C & D Technologies, Inc.	247,199	1,231
* Dynamex Inc.	47,867	1,226
*^ Plug Power, Inc.	386,609	1,198
* Gehl Co.	53,660	1,198
* U.S. Xpress Enterprises, Inc.	60,002	1,186
Vicor Corp.	97,437	1,181
The Standard Register Co.	92,023	1,170
* Marten Transport, Ltd.	75,562	1,164
*^ Ionatron Inc.	339,396	1,164
Alamo Group, Inc.	45,782	1,126
*^ PRG-Schultz International, Inc.	82,660	1,123
* PeopleSupport Inc.	92,019	1,101
*^ Microvision, Inc.	237,449	1,099
American Ecology Corp.	51,472	1,091
Frozen Food Express Industries, Inc.	157,630	1,061
* Herley Industries Inc.	70,308	1,052
Barrett Business Services, Inc.	43,890	1,046
Schawk, Inc.	45,752	1,033
* P.A.M. Transportation Services, Inc.	56,667	1,020
* Great Lakes Dredge & Dock Co.	115,035	1,008
*^ Valence Technology Inc.	706,812	997
Chase Corp.	53,400	993
* Willis Lease Finance Corp.	66,704	990
*^ Flanders Corp.	207,322	947
* International Shipholding Corp.	44,494	924
Multi-Color Corp.	40,300	920
* Hurco Cos., Inc.	16,800	908
Todd Shipyards Corp.	38,185	897
* Virco Manufacturing Corp.	115,301	894
* ICT Group, Inc.	66,560	893
*^ Trex Co., Inc.	79,498	884
^ American Railcar Industries, Inc.	39,700	874
*^ Active Power, Inc.	392,600	868
Twin Disc, Inc.	14,458	841
* K-Tron International, Inc	8,629	820
* Hawaiian Holdings, Inc.	166,836	731
* USA Truck, Inc.	47,743	728
* MAIR Holdings, Inc.	120,370	713
*^ The Allied Defense Group, Inc.	88,300	695
* Integrated Electrical Services, Inc.	26,706	684
* U.S. Home Systems, Inc.	93,277	667
* Quality Distribution Inc.	69,796	621
*^ Milacron Inc.	86,417	615
* Mesa Air Group Inc.	136,469	606
* Raytheon Co. Warrants Exp. 6/16/11	19,938	551
* Covenant Transport, Inc.	81,257	548
* Huttig Building Products, Inc.	99,946	538
* ExpressJet Holdings, Inc.	171,878	531
*^ Basin Water, Inc.	44,604	528
Omega Flex Inc.	30,171	504
* Stantec Inc.	14,600	482
* La Barge, Inc.	39,422	473
CompX International Inc.	23,494	460
^ Hubbell Inc. Class A	7,600	453
L.S. Starrett Co. Class A	23,004	445
* Nashua Corp.	39,419	438
*^ Arrowhead Research Corp.	84,846	428
*^ Sirva Inc.	609,588	421
* Perma-Fix Environmental Services, Inc.	158,132	419
* Intersections Inc.	39,228	401
* SL Industries, Inc.	17,400	397
Sypris Solutions, Inc.	44,764	385
* Mac-Gray Corp.	29,333	378
* APAC Teleservices, Inc.	141,070	355
* Protection One, Inc.	25,957	348
* Paragon Technologies, Inc.	40,335	294
*^ Distributed Energy Systems Corp.	319,370	268
* Stanley Inc.	9,700	267
* UQM Technologies, Inc.	66,155	245
^ AMREP Corp.	8,700	233
* Universal Truckload Services, Inc.	10,355	227
Xerium Technologies Inc.	39,720	214
* Modtech Holdings, Inc.	114,084	211
* Aerosonic Corp.	32,574	197
* LMI Aerospace, Inc.	6,500	150
* Innotrac Corp.	62,932	147
* First Advantage Corp. Class A	6,700	118
* Advanced Environmental Recycling Technologies, Inc.	78,953	102
* Arotech Corp.	28,972	101
* Spherix Inc.	59,160	99
* Catalytica Energy Systems, Inc.	74,606	95
* Pemco Aviation Group, Inc.	20,714	86
*^ Millennium Cell Inc.	128,346	80
* Environmental Tectonics Corp.	19,900	68
* TRM Corp.	68,332	61
* China BAK Battery, Inc.	4,000	31
* DT Industries, Inc.	525,268	1
* Stonepath Group, Inc.	7,376	-
* BMC Industries, Inc.	211,416	-

		12,415,155

Information Technology (16.2%)
Microsoft Corp.	53,477,553	1,575,449
* Cisco Systems, Inc.	37,708,660	1,248,534
International Business Machines Corp.	9,222,367	1,086,395
Intel Corp.	36,086,028	933,185
* Apple Computer, Inc.	5,372,203	824,848
* Google Inc.	1,437,677	815,551
Hewlett-Packard Co.	16,265,972	809,883
* Oracle Corp.	25,543,988	553,027
QUALCOMM Inc.	10,352,597	437,501
* Dell Inc.	13,404,512	369,965
Texas Instruments, Inc.	8,905,858	325,865
* EMC Corp.	13,035,874	271,146
Motorola, Inc.	14,378,759	266,438
* eBay Inc.	6,777,880	264,473
Corning, Inc.	9,770,806	240,850
* Yahoo! Inc.	7,514,438	201,688
Applied Materials, Inc.	8,586,617	177,743
* Adobe Systems, Inc.	3,654,011	159,534
Automatic Data Processing, Inc.	3,437,750	157,896
Accenture Ltd.	3,689,046	148,484
* Sun Microsystems, Inc.	22,191,181	124,493
* Juniper Networks, Inc.	3,341,430	122,330
* NVIDIA Corp.	3,214,817	116,505
Tyco Electronics Ltd.	3,069,230	108,743
* Symantec Corp.	5,596,946	108,469
* Electronic Arts Inc.	1,934,690	108,323
* Broadcom Corp.	2,908,090	105,971
* Xerox Corp.	5,822,603	100,964
Western Union Co.	4,799,552	100,647
* Agilent Technologies, Inc.	2,507,870	92,490
Paychex, Inc.	2,135,503	87,556
Seagate Technology	3,378,005	86,409
* MEMC Electronic Materials, Inc.	1,394,052	82,054
* SanDisk Corp.	1,418,088	78,137
Analog Devices, Inc.	2,032,347	73,490
* Autodesk, Inc.	1,429,568	71,436
* Cognizant Technology Solutions Corp.	893,473	71,272
Electronic Data Systems Corp.	3,162,210	69,063
CA, Inc.	2,628,008	67,592
KLA-Tencor Corp.	1,191,932	66,486
MasterCard, Inc. Class A	421,190	62,323
* Network Appliance, Inc.	2,304,990	62,027
* Intuit, Inc.	1,989,190	60,272
* Computer Sciences Corp.	1,076,615	60,183
Maxim Integrated Products, Inc.	1,994,180	58,529
* NCR Corp.	1,118,724	55,712
Linear Technology Corp.	1,578,745	55,240
Altera Corp.	2,208,264	53,175
Fidelity National Information Services, Inc.	1,197,462	53,131
National Semiconductor Corp.	1,947,611	52,819
* Micron Technology, Inc.	4,700,961	52,181
* VeriSign, Inc.	1,509,045	50,915
* Marvell Technology Group Ltd.	3,088,972	50,566
* Fiserv, Inc.	993,832	50,546
Microchip Technology, Inc.	1,356,334	49,262
Xilinx, Inc.	1,852,534	48,425
Harris Corp.	834,929	48,251
* Avaya Inc.	2,794,302	47,391
* NAVTEQ Corp.	606,933	47,323
* Citrix Systems, Inc.	1,121,640	45,225
*^ Advanced Micro Devices, Inc.	3,423,924	45,196
* LAM Research Corp.	840,324	44,756
Amphenol Corp.	1,111,375	44,188
* Flextronics International Ltd.	3,542,356	39,604
* BMC Software, Inc.	1,246,204	38,919
* Cadence Design Systems, Inc.	1,730,090	38,391
* Activision, Inc.	1,761,715	38,035
* Alliance Data Systems Corp.	489,086	37,875
* Avnet, Inc.	928,911	37,026
* Iron Mountain, Inc.	1,179,121	35,940
* LSI Corp.	4,776,143	35,439
* Western Digital Corp.	1,380,497	34,954
* McAfee Inc.	991,647	34,579
* CDW Corp.	393,908	34,349
* BEA Systems, Inc.	2,438,749	33,825
* Arrow Electronics, Inc.	771,531	32,805
* Ceridian Corp.	892,116	30,992
* salesforce.com, inc.	574,852	29,501
* Trimble Navigation Ltd.	742,735	29,123
* Affiliated Computer Services, Inc. Class A	575,385	28,907
Intersil Corp.	840,405	28,095
* Akamai Technologies, Inc.	974,821	28,007
* Varian Semiconductor Equipment Associates, Inc.	514,076	27,513
* DST Systems, Inc.	320,311	27,486
* Cypress Semiconductor Corp.	940,340	27,467
Jabil Circuit, Inc.	1,152,618	26,326
* Tellabs, Inc.	2,585,955	24,618
* Lexmark International, Inc.	587,528	24,400
* Synopsys, Inc.	900,465	24,385
* Mettler-Toledo International Inc.	234,692	23,939
* ON Semiconductor Corp.	1,809,729	22,730
* Red Hat, Inc.	1,142,249	22,696
Global Payments Inc.	501,760	22,188
* Solectron Corp.	5,672,663	22,123
* FLIR Systems, Inc.	391,502	21,685
* CheckFree Corp.	464,480	21,617
* Novellus Systems, Inc.	785,314	21,408
* Brocade Communications Systems, Inc.	2,492,662	21,337
* Hewitt Associates, Inc.	602,007	21,100
* Ciena Corp.	528,995	20,144
* F5 Networks, Inc.	519,096	19,305
* JDS Uniphase Corp.	1,283,446	19,200
* CommScope, Inc.	380,564	19,120
* Integrated Device Technology Inc.	1,229,570	19,034
FactSet Research Systems Inc.	273,959	18,780
* Ingram Micro, Inc. Class A	952,180	18,672
Diebold, Inc.	409,807	18,613
Molex, Inc.	670,098	18,046
* Equinix, Inc.	198,609	17,615
*^ Itron, Inc.	186,572	17,364
* Anixter International Inc.	206,440	17,021
* Novell, Inc.	2,159,457	16,498
* MICROS Systems, Inc.	252,471	16,428
* ANSYS, Inc.	480,039	16,403
Broadridge Financial Solutions LLC	865,300	16,397
*^ Cree, Inc.	525,191	16,333
* Teradyne, Inc.	1,180,438	16,290
* Compuware Corp.	2,022,448	16,220
* Nuance Communications, Inc.	824,123	15,914
* Zebra Technologies Corp. Class A	430,315	15,702
* SINA.com	323,760	15,492
* Foundry Networks, Inc.	863,348	15,342
* Polycom, Inc.	569,914	15,308
* International Rectifier Corp.	452,495	14,928
* Convergys Corp.	854,384	14,832
* Fairchild Semiconductor International, Inc.	770,915	14,401
* Unisys Corp.	2,160,150	14,300
* ADC Telecommunications, Inc.	729,119	14,298
* Atmel Corp.	2,748,713	14,183
* ValueClick, Inc.	623,231	13,998
* Vishay Intertechnology, Inc.	1,059,941	13,811
* Tech Data Corp.	341,852	13,715
* VeriFone Holdings, Inc.	308,367	13,670
Tektronix, Inc.	492,014	13,648
* Andrew Corp.	971,385	13,454
* Sybase, Inc.	568,877	13,158
Jack Henry & Associates Inc.	502,590	12,997
Fair Isaac, Inc.	358,268	12,937
* QLogic Corp.	959,934	12,911
* Silicon Laboratories Inc.	307,426	12,838
National Instruments Corp.	373,232	12,813
* Microsemi Corp.	452,707	12,621
* FormFactor Inc.	283,413	12,575
* Parametric Technology Corp.	717,574	12,500
* 3Com Corp.	2,480,384	12,253
MoneyGram International, Inc.	520,582	11,760
* Digital River, Inc.	259,114	11,595
* Tessera Technologies, Inc.	300,412	11,265
* PMC Sierra Inc.	1,327,781	11,140
* Benchmark Electronics, Inc.	452,521	10,802
* THQ Inc.	415,619	10,382
* Atheros Communications, Inc.	343,926	10,307
* Dolby Laboratories Inc.	294,045	10,239
* Emulex Corp.	531,062	10,180
* SAIC, Inc.	527,395	10,121
* j2 Global Communications, Inc.	307,371	10,060
* CACI International, Inc.	192,438	9,832
* Rambus Inc.	512,491	9,794
* TIBCO Software Inc.	1,297,014	9,585
* Perot Systems Corp.	566,752	9,584
* Sonus Networks, Inc.	1,570,128	9,578
* VistaPrint Ltd.	256,090	9,570
* Gartner, Inc. Class A	389,722	9,533
* Electronics for Imaging, Inc.	354,230	9,515
* Palm, Inc.	582,074	9,470
Acxiom Corp.	471,512	9,331
* Semtech Corp.	452,765	9,273
* Wright Express Corp.	248,958	9,084
ADTRAN Inc.	391,523	9,017
*^ OmniVision Technologies, Inc.	393,665	8,948
* Lawson Software, Inc.	877,384	8,783
* RF Micro Devices, Inc.	1,284,937	8,648
* Cymer, Inc.	224,685	8,626
* Insight Enterprises, Inc.	333,417	8,605
Plantronics, Inc.	301,288	8,602
* Skyworks Solutions, Inc.	950,181	8,590
* Informatica Corp.	546,725	8,584
*^ Take-Two Interactive Software, Inc.	497,854	8,503
* Concur Technologies, Inc.	268,355	8,459
* Amkor Technology, Inc.	729,125	8,400
* Arris Group Inc.	677,518	8,367
* Avocent Corp.	285,321	8,309
* Synaptics Inc.	172,808	8,253
* Macrovision Corp.	330,980	8,152
* Mentor Graphics Corp.	532,429	8,040
*^ Intermec, Inc.	307,745	8,038
*^ Sigma Designs, Inc.	166,358	8,025
* Omniture, Inc.	263,566	7,991
* Plexus Corp.	288,679	7,910
* Dycom Industries, Inc.	256,340	7,852
* Progress Software Corp.	256,485	7,771
* SRA International, Inc.	269,944	7,580
* Aspen Technologies, Inc.	524,225	7,507
* Blue Coat Systems, Inc.	92,654	7,297
Blackbaud, Inc.	288,365	7,278
* EarthLink, Inc.	910,780	7,213
* VASCO Data Security International, Inc.	203,910	7,200
* MPS Group, Inc.	640,124	7,137
* ANADIGICS, Inc.	393,565	7,116
* Advent Software, Inc.	151,385	7,110
United Online, Inc.	469,590	7,049
* Avid Technology, Inc.	257,574	6,975
* Sanmina-SCI Corp.	3,279,787	6,953
* Comtech Telecommunications Corp.	127,459	6,818
* Checkpoint Systems, Inc.	256,671	6,774
* CNET Networks, Inc.	905,402	6,745
* InterDigital, Inc.	323,662	6,726
* CSG Systems International, Inc.	316,112	6,717
* Diodes Inc.	205,447	6,595
* Quest Software, Inc.	383,485	6,581
* DealerTrack Holdings Inc.	156,612	6,559
* NETGEAR, Inc.	214,235	6,517
* ATMI, Inc.	218,197	6,491
* Euronet Worldwide, Inc.	217,839	6,485
* Brooks Automation, Inc.	453,940	6,464
* FEI Co.	203,597	6,399
* Wind River Systems Inc.	542,358	6,384
* Zoran Corp.	315,928	6,382
Total System Services, Inc.	228,693	6,353
* SiRF Technology Holdings, Inc.	297,123	6,344
* Blackboard Inc.	137,831	6,318
* Applied Micro Circuits Corp.	1,997,946	6,313
* Coherent, Inc.	196,211	6,294
*^ Net 1 UEPS Technologies, Inc.	230,333	6,258
*^ Sohu.com Inc.	165,540	6,243
* Trident Microsystems, Inc.	386,741	6,145
Technitrol, Inc.	227,917	6,142
* Entegris Inc.	694,316	6,027
* L-1 Identity Solutions Inc.	316,235	5,961
Molex, Inc. Class A	233,157	5,913
* Websense, Inc.	296,513	5,850
Syntel, Inc.	138,410	5,755
* Rofin-Sinar Technologies Inc.	81,131	5,696
* Cabot Microelectronics Corp.	132,888	5,681
* Rogers Corp.	132,635	5,463
* ACI Worldwide, Inc.	239,755	5,358
* MicroStrategy Inc.	66,717	5,293
Imation Corp.	215,209	5,279
MAXIMUS, Inc.	120,708	5,260
^ Daktronics, Inc.	192,436	5,238
*^ Echelon Corp.	209,063	5,229
* Electro Scientific Industries, Inc.	217,430	5,210
* Finisar Corp.	1,859,452	5,206
* Sycamore Networks, Inc.	1,274,813	5,188
* Harris Stratex Networks, Inc. Class A	296,619	5,182
* ScanSource, Inc.	182,515	5,130
* Riverbed Technology, Inc.	126,244	5,099
AVX Corp.	315,022	5,072
* Brightpoint, Inc.	336,809	5,056
MTS Systems Corp.	118,008	4,909
Black Box Corp.	113,574	4,856
* Tekelec	401,286	4,856
* Littelfuse, Inc.	135,118	4,822
* The Ultimate Software Group, Inc.	137,556	4,801
* Novatel Wireless, Inc.	211,538	4,791
* BearingPoint, Inc.	1,178,077	4,771
* Powerwave Technologies, Inc.	770,672	4,747
* MKS Instruments, Inc.	245,681	4,673
Cognex Corp.	260,748	4,631
* Conexant Systems, Inc.	3,838,965	4,607
^ Quality Systems, Inc.	124,798	4,571
* RealNetworks, Inc.	667,824	4,528
* Standard Microsystem Corp.	117,622	4,519
* KEMET Corp.	608,620	4,473
* Vignette Corp.	222,604	4,468
* CMGI Inc.	3,253,340	4,425
* JDA Software Group, Inc.	211,374	4,367
* Mastec Inc.	308,007	4,334
* Ariba, Inc.	398,591	4,297
* Veeco Instruments, Inc.	221,223	4,287
* Spansion Inc. Class A	503,416	4,254
* The Knot, Inc.	199,796	4,248
* Manhattan Associates, Inc.	154,732	4,241
* Interwoven Inc.	295,181	4,200
InfoSpace, Inc.	239,132	4,199
* Sirenza Microdevices, Inc.	238,053	4,116
* Harmonic, Inc.	387,408	4,110
* ViaSat, Inc.	132,661	4,090
* SPSS, Inc.	98,740	4,062
* Ansoft Corp.	122,190	4,030
* Newport Corp.	262,335	3,995
Micrel, Inc.	366,492	3,958
* Advanced Energy Industries, Inc.	261,531	3,949
*^ Netlogic Microsystems Inc.	109,256	3,945
*^ Bankrate, Inc.	85,186	3,929
* S1 Corp.	425,514	3,851
* ManTech International Corp.	107,021	3,851
* Supertex, Inc.	94,184	3,756
* Synchronoss Technologies, Inc.	88,962	3,742
*^ Internap Network Services Corp.	263,873	3,739
^ Heartland Payment Systems, Inc.	142,960	3,674
* Epicor Software Corp.	266,172	3,665
* Chordiant Software, Inc.	264,150	3,661
* Quantum Corp.	1,075,586	3,657
* TriQuint Semiconductor, Inc.	740,006	3,633
* SonicWALL, Inc.	416,173	3,633
*^ Cogent Inc.	230,844	3,620
*^ Stratasys, Inc.	130,606	3,600
* FARO Technologies, Inc.	81,073	3,579
* Hittite Microwave Corp.	80,343	3,547
* Cirrus Logic, Inc.	545,657	3,492
* Commvault Systems, Inc.	187,036	3,464
Agilysys, Inc.	203,208	3,434
* Internet Capital Group Inc.	285,811	3,430
* SAVVIS, Inc.	88,302	3,424
* TTM Technologies, Inc.	288,278	3,335
* Magma Design Automation, Inc.	235,286	3,310
Methode Electronics, Inc. Class A	211,558	3,184
*^ EMCORE Corp.	327,551	3,144
Park Electrochemical Corp.	93,276	3,132
* Axcelis Technologies, Inc.	610,954	3,122
* Hutchinson Technology, Inc.	126,814	3,120
* Silicon Image, Inc.	590,370	3,040
* C-COR Inc.	264,190	3,036
*^ Universal Display Corp.	171,124	3,032
* Advanced Analogic Technologies, Inc.	284,651	3,029
* Sapient Corp.	446,452	2,996
* Authorize.Net Holdings Inc.	169,804	2,994
* Terremark Worldwide, Inc.	414,646	2,973
* Exar Corp.	226,708	2,961
*^ UTStarcom, Inc.	782,978	2,866
* Secure Computing Corp.	291,209	2,833
* EPIQ Systems, Inc.	150,406	2,831
* AMIS Holdings Inc.	291,357	2,829
* MSC Software Corp.	207,625	2,828
* DTS Inc.	91,526	2,780
* Smith Micro Software, Inc.	172,680	2,773
* LoJack Corp.	146,180	2,772
* Greenfield Online, Inc.	180,784	2,757
* Kulicke & Soffa Industries, Inc.	324,468	2,751
* Iomega Corp.	510,186	2,673
* Gateway, Inc.	1,418,483	2,667
* MRV Communications Inc.	1,072,071	2,659
* Acacia Research - Acacia Technologies	180,550	2,650
* Lattice Semiconductor Corp.	589,941	2,649
* Sykes Enterprises, Inc.	159,098	2,643
* Extreme Networks, Inc.	682,817	2,622
* Silicon Storage Technology, Inc.	807,036	2,599
* Perficient, Inc.	118,377	2,589
* Monolithic Power Systems	101,040	2,566
* SupportSoft, Inc.	436,355	2,548
* RightNow Technologies Inc.	158,365	2,548
* Ciber, Inc.	319,023	2,492
* Mattson Technology, Inc.	283,891	2,456
* OSI Systems Inc.	108,465	2,442
*^ ParkerVision, Inc.	160,756	2,440
* Actuate Software Corp.	377,770	2,437
* DSP Group Inc.	152,495	2,414
* Tyler Technologies, Inc.	180,663	2,412
Openwave Systems Inc.	541,886	2,373
* SYNNEX Corp.	113,707	2,338
* Safeguard Scientifics, Inc.	1,019,282	2,334
* Symmetricom Inc.	493,157	2,318
* Gerber Scientific, Inc.	213,548	2,317
* Comtech Group Inc.	126,700	2,307
* Digi International, Inc.	161,278	2,297
* Photronics, Inc.	200,384	2,286
* Microtune, Inc.	378,848	2,281
* Forrester Research, Inc.	96,345	2,271
* eSPEED, Inc. Class A	265,943	2,268
* Loral Space and Communications Ltd.	56,717	2,255
CTS Corp.	173,698	2,241
* Taleo Corp. Class A	87,836	2,232
*^ CyberSource Corp.	189,765	2,218
*^ Avanex Corp.	1,348,223	2,211
* iBasis, Inc.	204,086	2,194
infoUSA Inc.	234,548	2,179
* Sonic Solutions, Inc.	207,691	2,175
* Adaptec, Inc.	567,194	2,167
Cohu, Inc.	115,233	2,161
* Network Equipment Technologies, Inc.	148,544	2,154
* Rudolph Technologies, Inc.	155,453	2,150
* Global Cash Access, Inc.	201,899	2,138
*^ Nextwave Wireless Inc.	365,697	2,092
* FalconStor Software, Inc.	170,408	2,053
* Intevac, Inc.	133,217	2,025
* IXYS Corp.	192,259	2,005
* Integrated Silicon Solution, Inc.	317,621	2,001
* Rainmaker Systems, Inc.	227,208	1,970
* Online Resources Corp.	154,647	1,955
TNS Inc.	119,824	1,924
*^ Mindspeed Technologies, Inc.	1,151,702	1,912
* Ixia	216,588	1,889
* GSI Group, Inc.	166,757	1,884
* Bottomline Technologies, Inc.	147,437	1,847
*^ Rackable Systems Inc.	142,117	1,843
* LTX Corp.	516,167	1,843
*^ NVE Corp.	59,101	1,839
* LoopNet, Inc.	88,710	1,822
* Borland Software Corp.	418,688	1,821
X-Rite Inc.	125,915	1,818
* Art Technology Group, Inc.	601,202	1,816
* Moldflow Corp.	93,644	1,804
* iGATE Corp.	209,857	1,798
* RadiSys Corp.	140,443	1,749
* Excel Technology, Inc.	70,021	1,747
* InterVoice, Inc.	185,763	1,744
^ Imergent, Inc.	76,500	1,716
* Radiant Systems, Inc.	108,337	1,715
* Anaren, Inc.	121,285	1,710
Bel Fuse, Inc. Class B	48,855	1,693
* Nu Horizons Electronics Corp.	179,431	1,692
* Mercury Computer Systems, Inc.	162,599	1,672
*^ Maxwell Technologies, Inc.	143,274	1,666
*^ TranSwitch Corp.	1,188,770	1,664
* Lionbridge Technologies, Inc.	416,405	1,661
* Immersion Corp.	101,166	1,657
* Neoware Systems, Inc.	100,845	1,636
*^ WebMD Health Corp. Class A	31,380	1,635
* Telular Corp.	233,523	1,623
* EMS Technologies, Inc.	66,106	1,622
TheStreet.com, Inc.	133,304	1,614
*^ RAE Systems, Inc.	481,923	1,595
* Vocus, Inc.	54,408	1,591
Gevity HR, Inc.	154,688	1,586
* Phoenix Technologies Ltd.	147,990	1,585
* Kopin Corp.	415,164	1,582
* SI International Inc.	55,024	1,572
* LivePerson, Inc.	250,400	1,542
*^ MIPS Technologies, Inc.	194,518	1,537
* Packeteer, Inc.	201,779	1,534
* Dynamics Research Corp.	135,241	1,511
* Measurement Specialties, Inc.	53,711	1,499
* Actel Corp.	139,189	1,493
* Zygo Corp.	114,203	1,488
* Credence Systems Corp.	480,712	1,485
*^ Genesis Microchip Inc.	187,553	1,470
* Asyst Technologies, Inc.	273,784	1,448
* Rimage Corp.	63,552	1,426
* STEC Inc.	186,659	1,424
* MoSys, Inc.	201,493	1,423
* Keynote Systems Inc.	103,422	1,420
* Tumbleweed Communications Corp.	659,173	1,417
*^ Lasercard Corp.	126,768	1,408
* Tollgrade Communications, Inc.	138,798	1,405
* KVH Industries, Inc.	159,206	1,363
* Ultratech, Inc.	97,482	1,351
*^ Research Frontiers, Inc.	90,384	1,349
Startek, Inc.	131,571	1,333
* Telecommunication Systems, Inc.	333,072	1,329
*^ Isilon Systems Inc.	172,328	1,327
* Pericom Semiconductor Corp.	111,029	1,301
* Globecomm Systems, Inc.	97,985	1,299
* Edgewater Technology, Inc.	148,722	1,295
* Virage Logic Corp.	173,281	1,286
* NetScout Systems, Inc.	117,356	1,279
* EFJ, Inc.	220,192	1,277
* Captaris Inc.	241,131	1,276
* Autobytel Inc.	388,613	1,267
* Catapult Communications Corp.	164,955	1,260
* SourceForge Inc.	511,027	1,252
*^ Presstek, Inc.	195,822	1,228
* Interactive Intelligence Inc.	64,256	1,221
* LeCroy Corp.	162,394	1,211
* Hughes Communications Inc.	23,325	1,209
* Photon Dynamics, Inc.	133,294	1,206
* Bell Microproducts Inc.	190,853	1,187
Keithley Instruments Inc.	110,902	1,176
* California Micro Devices Corp.	267,337	1,174
NIC Inc.	164,780	1,144
* PLX Technology, Inc.	105,053	1,135
* Oplink Communications, Inc.	82,736	1,130
* Bookham, Inc.	409,316	1,130
* I.D. Systems, Inc.	90,202	1,104
* Ness Technologies Inc.	100,177	1,094
* OPNET Technologies, Inc.	93,775	1,088
* Zhone Technologies	907,386	1,080
* iPass Inc.	256,625	1,078
* ActivIdentity Corp.	207,697	1,076
*^ On2 Technologies, Inc.	927,269	1,076
* PC Connection, Inc.	85,329	1,067
* Smart Modular Technologies Inc.	146,000	1,044
* Techwell, Inc.	97,458	1,035
* Ditech Networks Inc.	193,789	1,021
* Double-Take Software Inc.	53,100	1,015
* Radyne Comstream Inc.	94,957	1,001
* Napster, Inc.	304,246	995
* TechTeam Global, Inc.	83,989	991
* Travelzoo, Inc.	43,170	991
* Miva Inc.	209,629	989
* Hypercom Corp.	214,608	970
*^ i2 Technologies, Inc.	62,864	959
* Aware, Inc.	221,969	954
*^ Volterra Semiconductor Corp.	77,622	953
^ Marchex, Inc.	99,976	951
* Ceva, Inc.	105,517	949
* PC-Tel, Inc.	124,897	948
* Digimarc Corp.	104,815	946
* Ultra Clean Holdings, Inc.	61,895	910
*^ Endwave Corp.	84,919	901
* IPG Photonics Corp.	45,097	887
Avici Systems Inc.	82,615	881
* PDF Solutions, Inc.	88,686	876
Richardson Electronics, Ltd.	127,545	874
* PAR Technology Corp.	108,138	865
* CyberOptics Corp.	69,514	855
* Cray, Inc.	118,024	850
* Planar Systems, Inc.	126,106	846
Integral Systems, Inc.	39,365	846
* Carrier Access Corp.	221,057	840
American Software, Inc. Class A	91,248	839
* Entrust, Inc.	387,553	825
* Synplicity, Inc.	131,241	819
* Eagle Test Systems, Inc.	63,265	811
* SeaChange International, Inc.	116,286	805
* Visual Sciences Inc.	54,900	793
* DDi Corp.	118,503	786
* White Electronic Designs Corp.	147,126	768
* Answerthink Consulting Group, Inc.	228,179	751
* Saba Software, Inc.	153,579	749
* Multi-Fineline Electronix, Inc.	50,043	742
* Applied Digital Solutions, Inc.	802,010	738
* Performance Technologies, Inc.	147,180	737
^ Renaissance Learning, Inc.	60,132	727
* NMS Communications Corp.	590,815	727
* Hifn, Inc.	83,414	682
* Web.com, Inc.	94,597	676
*^ Mobility Electronics, Inc.	191,714	673
* Semitool, Inc.	68,171	661
* SM&A Corp.	96,571	659
* American Technology Corp.	171,997	654
* Datalink Corp.	143,635	654
Pegasystems Inc.	54,830	652
* Orbcomm, Inc.	85,541	644
* Dot Hill Systems Corp.	211,459	641
* Westell Technologies, Inc.	266,368	629
*^ Airspan Networks Inc.	246,953	617
* SRS Labs, Inc.	83,550	612
* InFocus Corp.	355,252	604
*^ Telkonet, Inc.	350,998	586
* Sumtotal Systems Inc.	98,356	576
* QuickLogic Corp.	176,714	576
* TransAct Technologies Inc.	93,868	574
^ Cass Information Systems, Inc.	15,993	572
* Leadis Technology Inc.	162,544	569
* Computer Task Group, Inc.	129,857	565
*^ Transmeta Corp.	94,632	557
* Calamp Corp.	159,011	549
COMARCO, Inc.	94,210	544
* BSQUARE Corp.	88,573	531
*^ Convera Corp.	135,675	529
*^ 8X8 Inc.	416,324	520
Frequency Electronics, Inc.	50,554	510
* Applix, Inc.	28,593	508
* Jupitermedia Corp.	77,170	488
* Verigy Ltd.	19,600	484
* Catalyst Semiconductor, Inc.	69,813	484
* Merix Corp.	83,404	472
* Liquidity Services, Inc.	42,231	464
QAD Inc.	52,860	458
* Network Engines, Inc.	252,332	454
* Entertainment Distribution Company Inc.	354,561	454
* Callidus Software Inc.	48,009	413
Bel Fuse, Inc. Class A	10,580	404
* DivX, Inc.	26,800	399
*^ Zix Corp.	206,772	397
* Ramtron International Corp.	137,152	396
* ESS Technology, Inc.	287,294	385
*^ Access Intergrated Technologies Inc.	68,418	383
* FSI International, Inc.	160,134	373
* Neon Communications Group Inc.	75,400	369
Printronix, Inc.	26,825	363
* Concurrent Computer Corp.	278,126	362
* Centillium Communications, Inc.	209,443	352
* LookSmart, Ltd.	123,524	350
* PLATO Learning, Inc.	91,968	348
* Viewpoint Corp.	471,337	344
* Nanometrics Inc.	38,340	344
* AsiaInfo Holdings, Inc.	36,400	330
* Ikanos Communications, Inc.	58,917	328
* GTSI Corp.	29,130	327
* SCM Microsystems, Inc.	106,248	316
*^ OpenTV Corp.	210,726	312
*^ Digital Angel Corp.	238,785	310
* SigmaTel Inc.	117,440	305
* Selectica, Inc.	159,990	280
* WJ Communications, Inc.	211,659	275
* Exlservice Holdings Inc.	12,600	268
*^ FOCUS Enhancements, Inc.	285,800	260
* Silicon Graphics Inc.	13,112	259
*^ Wave Systems Corp. Class A	138,930	256
* Pervasive Software Inc.	53,348	253
* Management Network Group Inc.	105,167	241
* Optical Communication Products, Inc.	145,928	239
* AuthentiDate Holding Corp.	203,143	236
* Pixelworks, Inc.	198,993	229
* Kintera Inc.	125,302	226
*^ Mechanical Technology Inc.	192,544	220
* Cherokee International Corp.	63,822	216
*^ Superconductor Technologies Inc.	30,270	211
* Lantronix, Inc.	209,434	205
* NeoMagic Corp.	50,081	204
* Wireless Telecom Group, Inc.	87,114	200
* Video Display Corp.	24,043	192
* Intelli-Check Inc.	46,251	192
* Allen Organ Co. Escrow Shares	11,462	187
* Analysts International Corp.	117,320	178
* Spectrum Control, Inc.	11,900	172
* Evolving Systems, Inc.	100,645	171
* Intraware, Inc.	27,876	163
* Interlink Electronics Inc.	93,789	157
* Overland Storage, Inc.	78,281	135
* Sunrise Telecom Inc.	58,563	119
* Cosine Communications, Inc.	37,283	107
* Innovex, Inc.	84,366	105
* GSE Systems, Inc.	15,279	103
* NYFIX, Inc.	20,000	95
* Channell Commercial Corp.	21,061	82
*^ Verso Technologies, Inc.	114,686	76
* Henry Bros. Electronics, Inc.	9,700	58
*^ Atari, Inc.	21,814	56
* Technology Solutions Co.	8,080	40
*^ Ibis Technology Corp.	29,868	37
*^ WorldGate Communications, Inc.	76,901	29
* Apogee Technology, Inc.	24,550	28
* ISCO International, Inc.	10,333	3
* MTI Technology Corp.	25,794	2
* Media 100 Inc.	93,278	1
* VCampus Corp.	1	-

		17,085,472

Materials (3.7%)
Monsanto Co.	3,380,953	289,883
E.I. du Pont de Nemours & Co.	5,737,909	284,371
Dow Chemical Co.	5,921,772	254,992
Freeport-McMoRan Copper & Gold, Inc. Class B	2,367,836	248,362
Alcoa Inc.	5,402,169	211,333
Praxair, Inc.	1,980,475	165,885
Air Products & Chemicals, Inc.	1,346,458	131,630
Newmont Mining Corp. (Holding Co.)	2,803,803	125,414
Nucor Corp.	1,873,936	111,443
Weyerhaeuser Co.	1,341,482	96,989
International Paper Co.	2,570,478	92,203
United States Steel Corp.	735,220	77,889
PPG Industries, Inc.	1,020,132	77,071
Lyondell Chemical Co.	1,414,418	65,558
Allegheny Technologies Inc.	571,621	62,850
Ecolab, Inc.	1,151,113	54,333
Vulcan Materials Co.	591,948	52,772
* The Mosaic Co.	958,683	51,309
Rohm & Haas Co.	875,363	48,731
* Owens-Illinois, Inc.	961,926	39,872
Sigma-Aldrich Corp.	816,210	39,782
^ Martin Marietta Materials, Inc.	265,176	35,414
Eastman Chemical Co.	522,989	34,899
Temple-Inland Inc.	658,401	34,652
Celanese Corp. Series A	882,487	34,399
MeadWestvaco Corp.	1,146,780	33,864
Ball Corp.	570,913	30,687
* AK Steel Holding Corp.	692,349	30,429
Lubrizol Corp.	430,228	27,991
Nalco Holding Co.	897,888	26,622
* Domtar Corp.	3,234,285	26,521
International Flavors & Fragrances, Inc.	499,501	26,404
Sealed Air Corp.	1,006,570	25,728
Huntsman Corp.	965,748	25,583
Steel Dynamics, Inc.	528,460	24,679
Reliance Steel & Aluminum Co.	426,305	24,103
FMC Corp.	453,088	23,570
CF Industries Holdings, Inc.	310,053	23,536
* Pactiv Corp.	810,034	23,216
* Crown Holdings, Inc.	1,015,797	23,120
Airgas, Inc.	442,070	22,824
Cleveland-Cliffs Inc.	255,455	22,472
Albemarle Corp.	506,160	22,372
Commercial Metals Co.	705,727	22,336
Ashland, Inc.	351,264	21,150
Carpenter Technology Corp.	154,692	20,112
Cytec Industries, Inc.	284,118	19,431
^ Florida Rock Industries, Inc.	308,271	19,264
Bemis Co., Inc.	651,561	18,967
* Smurfit-Stone Container Corp.	1,589,039	18,560
* Terra Industries, Inc.	577,090	18,040
RPM International, Inc.	752,176	18,015
Sonoco Products Co.	591,378	17,848
* Titanium Metals Corp.	504,456	16,930
Valspar Corp.	605,340	16,471
AptarGroup Inc.	407,821	15,444
Packaging Corp. of America	525,952	15,289
Hercules, Inc.	690,668	14,518
Cabot Corp.	400,303	14,223
Texas Industries, Inc.	170,580	13,391
Chemtura Corp.	1,502,741	13,359
Scotts Miracle-Gro Co.	276,453	11,818
*^ W.R. Grace & Co.	435,925	11,709
* RTI International Metals, Inc.	144,375	11,443
H.B. Fuller Co.	377,649	11,209
Louisiana-Pacific Corp.	649,298	11,019
Quanex Corp.	231,428	10,872
^ Eagle Materials, Inc.	298,129	10,655
* Century Aluminum Co.	199,592	10,509
Olin Corp.	458,879	10,270
Schnitzer Steel Industries, Inc. Class A	139,379	10,215
Worthington Industries, Inc.	421,114	9,921
* OM Group, Inc.	185,583	9,801
Greif Inc. Class A	147,381	8,943
Metal Management, Inc.	164,388	8,910
Silgan Holdings, Inc.	153,011	8,224
Sensient Technologies Corp.	278,741	8,047
Minerals Technologies, Inc.	119,038	7,976
Arch Chemicals, Inc.	160,346	7,517
*^ Zoltek Cos., Inc.	170,223	7,427
* Hecla Mining Co.	821,360	7,351
*^ Coeur d'Alene Mines Corp.	1,879,216	7,122
Compass Minerals International, Inc.	207,977	7,080
* Brush Engineered Materials Inc.	135,116	7,011
Rock-Tenn Co.	230,750	6,669
*^ Apex Silver Mines Ltd.	316,683	6,159
Royal Gold, Inc.	176,595	5,783
Kaiser Aluminum Corp.	75,886	5,355
^ Bowater Inc.	337,529	5,036
* PolyOne Corp.	670,625	5,010
* Rockwood Holdings, Inc.	130,283	4,668
AMCOL International Corp.	137,929	4,564
Ferro Corp.	223,768	4,471
Ryerson Tull, Inc.	131,375	4,433
Koppers Holdings, Inc.	114,079	4,405
*^ Headwaters Inc.	288,201	4,288
Glatfelter	287,703	4,270
NewMarket Corp.	85,326	4,213
Spartech Corp.	217,164	3,705
Neenah Paper Inc.	110,278	3,649
*^ Calgon Carbon Corp.	245,124	3,422
^ Georgia Gulf Corp.	234,230	3,256
Deltic Timber Corp.	57,103	3,250
Penford Corp.	83,920	3,164
*^ Flotek Industries, Inc.	71,400	3,152
* Stillwater Mining Co.	305,062	3,139
Myers Industries, Inc.	155,487	3,082
Wausau Paper Corp.	257,643	2,873
* Buckeye Technology, Inc.	187,246	2,835
A. Schulman Inc.	143,023	2,822
A.M. Castle & Co.	82,300	2,683
Innospec, Inc.	117,696	2,681
Westlake Chemical Corp.	95,259	2,413
* Graphic Packaging Corp.	533,569	2,412
* Omnova Solutions Inc.	413,579	2,390
*^ Altair Nanotechnology Inc.	656,893	2,155
*^ Wheeling-Pittsburgh Corp.	104,880	2,024
Schweitzer-Mauduit International, Inc.	86,670	2,019
* Landec Corp.	124,138	1,919
Great Northern Iron Ore Properties	15,793	1,883
* Symyx Technologies, Inc.	208,156	1,809
Olympic Steel, Inc.	63,426	1,723
* Universal Stainless & Alloy Products, Inc.	41,982	1,670
^ American Vanguard Corp.	84,964	1,658
* ICO, Inc.	117,173	1,650
Balchem Corp.	78,624	1,605
* AEP Industries, Inc.	34,893	1,477
Tronox Inc. Class B	152,929	1,381
Quaker Chemical Corp.	53,775	1,265
*^ LSB Industries, Inc.	50,192	1,187
* Maxxam Inc.	39,544	1,129
Chesapeake Corp. of Virginia	129,380	1,095
* U.S. Concrete, Inc.	161,962	1,067
NN, Inc.	107,807	1,058
NL Industries, Inc.	91,926	1,042
Stepan Co.	32,453	1,003
* American Pacific Corp.	57,531	899
Tronox Inc.	96,287	895
*^ Mercer International Inc.	83,467	789
Hawkins, Inc.	53,259	767
^ U.S. Energy Corp.	173,699	766
*^ Nonophase Technologies Corp.	114,887	764
* Webco Industries, Inc.	7,450	764
* Material Sciences Corp.	65,328	694
* Constar International Inc.	141,891	656
* Caraustar Industries, Inc.	123,736	552
* U.S. Gold Corp.	84,700	531
* Claymont Steel Holdings	22,000	446
Wellman, Inc.	161,956	389
* Atlantis Plastics, Inc. Class A	73,209	139
* Rock of Ages Corp.	17,900	109
* Continental Materials Corp.	3,500	100
* Peak International Ltd.	36,400	99
* Canyon Resources Corp.	7,000	3
* General Chemical Group Inc.	17,001	-

		3,875,587

Telecommunication Services (3.5%)
AT&T Inc.	38,294,305	1,620,232
Verizon Communications Inc.	18,032,880	798,496
Sprint Nextel Corp.	17,478,416	332,090
Alltel Corp.	2,146,968	149,601
* American Tower Corp. Class A	2,595,387	113,003
* Qwest Communications International Inc.	9,764,542	89,443
* NII Holdings Inc.	1,016,606	83,514
* Crown Castle International Corp.	1,680,979	68,298
Embarq Corp.	939,091	52,213
*^ Level 3 Communications, Inc.	9,505,779	44,202
Windstream Corp.	2,964,539	41,859
Citizens Communications Co.	2,107,537	30,180
CenturyTel, Inc.	646,651	29,888
* Leap Wireless International, Inc.	338,739	27,563
Telephone & Data Systems, Inc.	398,752	26,617
* SBA Communications Corp.	575,286	20,296
* Time Warner Telecom Inc.	765,611	16,820
Telephone & Data Systems, Inc. - Special Common Shares	246,549	15,286
* NeuStar, Inc. Class A	425,662	14,596
* Dobson Communications Corp.	945,455	12,092
* U.S. Cellular Corp.	101,478	9,965
* Cincinnati Bell Inc.	1,549,810	7,656
* Cogent Communications Group, Inc.	291,563	6,805
* Premiere Global Services, Inc.	470,188	5,948
NTELOS Holdings Corp.	186,647	5,499
* Cbeyond Inc.	131,403	5,360
FairPoint Communications, Inc.	211,178	3,983
Iowa Telecommunications Services Inc.	197,439	3,919
Consolidated Communications Holdings, Inc.	189,220	3,711
* General Communication, Inc.	287,199	3,487
Alaska Communications Systems Holdings, Inc.	218,729	3,161
* Centennial Communications Corp. Class A	309,274	3,130
* Rural Cellular Corp. Class A	66,950	2,912
* Global Crossing Ltd.	135,528	2,857
IDT Corp. Class B	336,539	2,817
Shenandoah Telecommunications Co.	123,567	2,689
Golden Telecom, Inc.	32,198	2,592
USA Mobility, Inc.	151,495	2,556
^ iPCS, Inc.	67,240	2,312
Atlantic Tele-Network, Inc.	55,478	2,017
SureWest Communications	76,814	1,921
North Pittsburgh Systems, Inc.	80,761	1,919
* PAETEC Holding Corp.	139,612	1,741
* Syniverse Holdings Inc.	108,112	1,719
* Arbinet Holdings, Inc.	224,478	1,347
*^ Fibertower Corp.	337,593	1,296
*^ Covad Communications Group, Inc.	1,693,095	1,134
Hickory Tech Corp.	115,230	1,117
*^ Vonage Holdings Corp.	831,542	856
Warwick Valley Telephone Co.	60,411	846
* LCC International, Inc. Class A	232,977	801
D&E Communications, Inc.	55,605	791
* Kratos Defense & Security Inc.	260,179	713
IDT Corp.	64,834	513
*^ Globalstar, Inc.	32,600	239
*^ InPhonic, Inc.	51,387	141
* Covista Communications, Inc.	71,737	67
* Metro One Telecommunications, Inc.	27,606	57
* ITC^DeltaCom, Inc.	888	6
* Pac-West Telecom, Inc.	81,319	-
* Trinsic Inc.	4,344	-

		3,686,889

Utilities (3.6%)
Exelon Corp.	4,178,288	314,876
TXU Corp.	2,852,762	195,329
Southern Co.	4,671,314	169,475
Dominion Resources, Inc.	1,808,333	152,442
Duke Energy Corp.	7,826,552	146,278
FPL Group, Inc.	2,399,328	146,071
Public Service Enterprise Group, Inc.	1,576,326	138,701
Entergy Corp.	1,226,183	132,783
FirstEnergy Corp.	1,894,870	120,021
American Electric Power Co., Inc.	2,476,769	114,130
PPL Corp.	2,397,244	110,992
Edison International	1,922,720	106,615
PG&E Corp.	2,219,595	106,097
Constellation Energy Group, Inc.	1,120,122	96,095
Sempra Energy	1,557,012	90,494
* AES Corp.	4,148,131	83,128
Consolidated Edison Inc.	1,680,984	77,830
Progress Energy, Inc.	1,522,236	71,317
Ameren Corp.	1,287,607	67,599
* Mirant Corp.	1,589,384	64,656
* NRG Energy, Inc.	1,444,576	61,091
Questar Corp.	1,072,184	56,322
Xcel Energy, Inc.	2,543,103	54,778
* Reliant Energy, Inc.	2,123,577	54,364
* Allegheny Energy, Inc.	1,030,382	53,848
DTE Energy Co.	1,094,991	53,041
Equitable Resources, Inc.	718,212	37,254
Wisconsin Energy Corp.	727,171	32,745
NiSource, Inc.	1,704,706	32,628
Pepco Holdings, Inc.	1,201,598	32,539
ONEOK, Inc.	656,416	31,114
CenterPoint Energy Inc.	1,897,555	30,418
MDU Resources Group, Inc.	1,019,299	28,377
* Dynegy, Inc.	3,067,065	28,340
Northeast Utilities	961,158	27,460
Alliant Energy Corp.	707,238	27,101
SCANA Corp.	688,992	26,692
Energy East Corp.	983,969	26,616
Pinnacle West Capital Corp.	623,578	24,638
Energen Corp.	424,006	24,219
Integrys Energy Group, Inc.	470,080	24,082
CMS Energy Corp.	1,394,357	23,453
NSTAR	663,653	23,102
National Fuel Gas Co.	492,697	23,063
Sierra Pacific Resources	1,375,048	21,630
TECO Energy, Inc.	1,303,954	21,424
Southern Union Co.	633,417	19,706
AGL Resources Inc.	483,315	19,149
OGE Energy Corp.	570,449	18,882
^ Aqua America, Inc.	824,150	18,692
DPL Inc.	706,485	18,552
Puget Energy, Inc.	726,583	17,779
UGI Corp. Holding Co.	660,988	17,172
Atmos Energy Corp.	552,165	15,637
Great Plains Energy, Inc.	535,630	15,432
Westar Energy, Inc.	554,576	13,620
Vectren Corp.	475,581	12,979
ITC Holdings Corp.	251,973	12,485
Nicor Inc.	279,950	12,010
^ Piedmont Natural Gas, Inc.	465,401	11,677
PNM Resources Inc.	476,593	11,095
Hawaiian Electric Industries Inc.	509,242	11,056
Portland General Electric Co.	389,027	10,815
WGL Holdings Inc.	306,670	10,393
Black Hills Corp.	234,716	9,628
Cleco Corp.	372,023	9,401
* Aquila, Inc.	2,339,772	9,382
IDACORP, Inc.	274,084	8,974
New Jersey Resources Corp.	174,451	8,651
Northwest Natural Gas Co.	169,500	7,746
Southwest Gas Corp.	262,999	7,440
ALLETE, Inc.	165,732	7,418
South Jersey Industries, Inc.	204,574	7,119
UniSource Energy Corp.	230,177	6,880
Avista Corp.	321,245	6,537
NorthWestern Corp.	233,405	6,342
* El Paso Electric Co.	269,447	6,232
Otter Tail Corp.	155,141	5,531
American States Water Co.	125,242	4,884
UIL Holdings Corp.	149,447	4,708
California Water Service Group	121,725	4,685
Ormat Technologies Inc.	88,507	4,101
Empire District Electric Co.	176,655	3,991
CH Energy Group, Inc.	79,693	3,809
^ SJW Corp.	107,719	3,678
The Laclede Group, Inc.	112,059	3,617
MGE Energy, Inc.	103,759	3,470
EnergySouth, Inc.	58,349	2,942
Central Vermont Public Service Corp.	75,563	2,761
^ Consolidated Water Co., Ltd.	82,773	2,485
Southwest Water Co.	178,413	2,253
Connecticut Water Services, Inc.	81,440	1,886
Chesapeake Utilities Corp.	48,444	1,647
Middlesex Water Co.	69,256	1,309
The York Water Co.	67,005	1,129
* SEMCO Energy, Inc.	105,150	830
*^ Cadiz Inc.	40,710	769
* Maine & Maritimes Corp.	19,154	542
Unitil Corp.	10,352	305

		3,815,481

Total Common Stocks
(Cost $79,510,390)		104,641,473

Temporary Cash Investments (1.6%)

Money Market Fund (1.5%)

1 Vanguard Market Liquidity Fund, 5.153%	1,618,779,793	1,618,780

	Face
	Amount
	($000)

U.S. Agency Obligations (0.1%)
2 Federal Home Loan Mortgage Corp.
3 5.004%, 2/19/08	28,000	27,490
2 Federal National Mortgage Assn.
3 5.204%, 10/3/07	25,000	24,993

		52,483

Total Temporary Cash Investments
(Cost $1,671,236)		1,671,263

Total Investments (101.1%)
(Cost $81,181,626)		106,312,736

Other Assets and Liabilities-Net (-1.1%)		(1,123,786)

Net Assets (100%)		105,188,950

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $52,483,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $81,181,626,000. Net unrealized appreciation of investment securities for tax purposes was $25,131,110,000, consisting of unrealized gains of $28,223,497,000 on securities that had risen in value since their purchase and $3,092,387,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,258	483,733	14,139
S&P MidCap 400 Index	79	35,285	1,049
Russell 2000 Index	24	9,758	307

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Value Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (5.2%)
McDonald's Corp.	1,388,688	75,642
Time Warner, Inc.	2,359,373	43,318
Carnival Corp.	780,905	37,819
CBS Corp.	1,141,321	35,952
Clear Channel Communications, Inc.	843,853	31,594
General Motors Corp.	809,958	29,725
Fortune Brands, Inc.	273,330	22,274
Harrah's Entertainment, Inc.	217,119	18,874
The Gap, Inc.	1,021,553	18,837
Gannett Co., Inc.	419,730	18,342
Mattel, Inc.	704,520	16,528
Genuine Parts Co.	304,709	15,235
Newell Rubbermaid, Inc.	499,329	14,391
Eastman Kodak Co.	515,036	13,782
Sherwin-Williams Co.	200,698	13,188
VF Corp.	159,607	12,888
Whirlpool Corp.	141,278	12,588
H & R Block, Inc.	577,973	12,241
* Expedia, Inc.	339,721	10,830
Wyndham Worldwide Corp.	326,252	10,688
* IAC/InterActiveCorp	351,474	10,428
Darden Restaurants Inc.	240,379	10,062
Royal Caribbean Cruises, Ltd.	247,020	9,641
* Liberty Media Corp.-Capital Series A	76,949	9,606
Limited Brands, Inc.	418,703	9,584
BorgWarner, Inc.	103,823	9,503
Autoliv, Inc.	142,303	8,503
Idearc Inc.	262,635	8,265
* Ford Motor Co.	962,760	8,174
* Mohawk Industries, Inc.	97,499	7,927
Washington Post Co. Class B	9,796	7,864
Virgin Media Inc.	323,510	7,852
Hasbro, Inc.	270,686	7,547
The Stanley Works	134,303	7,538
D. R. Horton, Inc.	505,218	6,472
Liz Claiborne, Inc.	187,362	6,432
Leggett & Platt, Inc.	317,786	6,089
Brinker International, Inc.	203,387	5,581
Wendy's International, Inc.	156,090	5,449
Pulte Homes, Inc.	390,308	5,312
Lennar Corp. Class A	230,852	5,229
* AutoNation, Inc.	282,049	4,998
^ New York Times Co. Class A	243,890	4,819
* Toll Brothers, Inc.	235,849	4,715
Foot Locker, Inc.	277,464	4,254
Jones Apparel Group, Inc.	195,331	4,127
Tribune Co.	143,882	3,931
Brunswick Corp.	161,851	3,700
KB Home	136,431	3,419
Family Dollar Stores, Inc.	127,976	3,399
E.W. Scripps Co. Class A	79,800	3,352
Circuit City Stores, Inc.	305,393	2,416
^ The McClatchy Co. Class A	102,031	2,039
Centex Corp.	75,501	2,006
RadioShack Corp.	80,303	1,659
Boyd Gaming Corp.	35,769	1,533

		678,161

Consumer Staples (6.6%)
Altria Group, Inc.	3,763,911	261,705
The Coca-Cola Co.	2,418,124	138,970
Kraft Foods Inc.	2,870,684	99,067
Kimberly-Clark Corp.	816,282	57,352
General Mills, Inc.	619,868	35,959
H.J. Heinz Co.	581,355	26,859
ConAgra Foods, Inc.	891,351	23,291
Bunge Ltd.	216,314	23,243
Sara Lee Corp.	1,314,422	21,938
Reynolds American Inc.	316,774	20,144
The Kroger Co.	603,369	17,208
SuperValu Inc.	376,153	14,674
UST, Inc.	286,714	14,221
Molson Coors Brewing Co. Class B	115,917	11,553
Coca-Cola Enterprises, Inc.	473,349	11,464
Safeway, Inc.	276,489	9,155
* Constellation Brands, Inc. Class A	377,789	9,146
The Pepsi Bottling Group, Inc.	243,405	9,047
Tyson Foods, Inc.	485,625	8,668
The Clorox Co.	135,696	8,276
McCormick & Co., Inc.	209,752	7,545
* Smithfield Foods, Inc.	203,988	6,426
Hormel Foods Corp.	136,084	4,869
PepsiAmericas, Inc.	114,499	3,714
Brown-Forman Corp. Class B	33,033	2,474
Dean Foods Co.	81,352	2,081

		849,049

Energy (16.3%)
ExxonMobil Corp.	10,081,169	933,113
Chevron Corp.	3,846,238	359,931
ConocoPhillips Co.	2,778,600	243,878
Occidental Petroleum Corp.	1,492,126	95,615
Marathon Oil Corp.	1,227,489	69,991
Valero Energy Corp.	982,459	66,002
Devon Energy Corp.	756,503	62,941
Apache Corp.	592,618	53,371
Anadarko Petroleum Corp.	830,257	44,626
Hess Corp.	511,041	34,000
Spectra Energy Corp.	1,130,737	27,680
Noble Energy, Inc.	305,760	21,415
El Paso Corp.	1,253,095	21,265
Murphy Oil Corp.	207,928	14,532
Tesoro Corp.	244,183	11,237
* Newfield Exploration Co.	232,600	11,202
Pioneer Natural Resources Co.	220,818	9,932
Chesapeake Energy Corp.	274,003	9,661
* Nabors Industries, Inc.	251,619	7,742
Patterson-UTI Energy, Inc.	280,079	6,321
Cimarex Energy Co.	149,422	5,566
Pogo Producing Co.	104,504	5,550
Rowan Cos., Inc.	69,167	2,530

		2,118,101

Financials (32.8%)
Citigroup, Inc.	8,852,002	413,123
Bank of America Corp.	7,941,680	399,228
JPMorgan Chase & Co.	6,113,337	280,113
American International Group, Inc.	3,946,158	266,958
Wells Fargo & Co.	5,701,161	203,075
Wachovia Corp.	3,424,096	171,718
Morgan Stanley	1,697,397	106,936
Fannie Mae	1,744,920	106,109
Merrill Lynch & Co., Inc.	1,480,013	105,495
U.S. Bancorp	3,111,556	101,219
MetLife, Inc.	1,327,083	92,537
Bank of New York Mellon Corp.	2,025,318	89,397
Freddie Mac	1,183,806	69,856
The Travelers Cos., Inc.	1,188,205	59,814
The Allstate Corp.	1,032,587	59,054
Washington Mutual, Inc.	1,579,068	55,757
The Hartford Financial Services Group Inc.	566,658	52,444
Lehman Brothers Holdings, Inc.	820,979	50,679
The Goldman Sachs Group, Inc.	230,278	49,910
Capital One Financial Corp.	743,722	49,405
SunTrust Banks, Inc.	606,325	45,881
PNC Financial Services Group	617,251	42,035
Prudential Financial, Inc.	414,243	40,422
BB&T Corp.	970,860	39,213
The Chubb Corp.	718,491	38,540
Loews Corp.	768,851	37,174
Regions Financial Corp.	1,260,983	37,174
ACE Ltd.	588,082	35,620
Lincoln National Corp.	484,565	31,967
Fifth Third Bancorp	885,998	30,018
National City Corp.	1,077,200	27,027
Ameriprise Financial, Inc.	420,967	26,567
Simon Property Group, Inc. REIT	259,978	25,998
Marsh & McLennan Cos., Inc.	993,966	25,346
Bear Stearns Co., Inc.	202,295	24,844
XL Capital Ltd. Class A	313,549	24,833
Archstone-Smith Trust REIT	398,625	23,973
Genworth Financial Inc.	778,211	23,914
KeyCorp	702,016	22,696
Equity Residential REIT	520,291	22,040
Aon Corp.	472,865	21,189
Host Hotels & Resorts Inc. REIT	934,029	20,960
Countrywide Financial Corp.	1,061,616	20,181
Kimco Realty Corp. REIT	405,632	18,339
SLM Corp.	368,436	18,300
Marshall & Ilsley Corp.	417,130	18,258
* Discover Financial Services	856,927	17,824
Vornado Realty Trust REIT	159,085	17,396
Avalonbay Communities, Inc. REIT	142,470	16,820
Unum Group	613,765	15,019
Boston Properties, Inc. REIT	138,369	14,376
Comerica, Inc.	279,251	14,320
MBIA, Inc.	234,109	14,292
Hudson City Bancorp, Inc.	926,032	14,242
Plum Creek Timber Co. Inc. REIT	316,527	14,168
Leucadia National Corp.	290,829	14,024
CIT Group Inc.	343,274	13,800
Zions Bancorp	193,546	13,291
American Capital Strategies, Ltd.	308,477	13,181
Synovus Financial Corp.	468,313	13,136
Commerce Bancorp, Inc.	325,476	12,622
Developers Diversified Realty Corp. REIT	223,737	12,500
Everest Re Group, Ltd.	112,982	12,455
SL Green Realty Corp. REIT	106,337	12,417
HCP Inc.	368,779	12,232
M & T Bank Corp.	116,148	12,016
Cincinnati Financial Corp.	276,645	11,981
Sovereign Bancorp, Inc.	684,539	11,665
Safeco Corp.	189,997	11,632
Ambac Financial Group, Inc.	182,496	11,481
A.G. Edwards, Inc.	135,988	11,389
The Macerich Co. REIT	128,335	11,240
AMB Property Corp. REIT	178,218	10,659
Torchmark Corp.	170,873	10,649
Huntington Bancshares Inc.	620,376	10,534
Willis Group Holdings Ltd.	253,828	10,392
Ventas, Inc. REIT	237,930	9,850
Assurant, Inc.	184,015	9,845
Axis Capital Holdings Ltd.	247,496	9,630
New York Community Bancorp, Inc.	504,587	9,612
Regency Centers Corp. REIT	124,232	9,535
Janus Capital Group Inc.	331,688	9,380
People's United Financial Inc.	538,137	9,299
Federal Realty Investment Trust REIT	100,806	8,931
W.R. Berkley Corp.	295,162	8,746
Duke Realty Corp. REIT	257,561	8,708
Northern Trust Corp.	123,628	8,193
* Markel Corp.	16,920	8,189
White Mountains Insurance Group Inc.	15,514	8,063
RenaissanceRe Holdings Ltd.	122,647	8,022
PartnerRe Ltd.	101,554	8,022
^ Allied Capital Corp.	272,183	7,999
Apartment Investment & Management Co. Class A REIT	173,709	7,839
iStar Financial Inc. REIT	229,203	7,791
Old Republic International Corp.	392,956	7,364
* Arch Capital Group Ltd.	98,699	7,344
Hospitality Properties Trust REIT	167,944	6,827
Liberty Property Trust REIT	164,511	6,615
Fidelity National Financial, Inc. Class A	376,773	6,586
Camden Property Trust REIT	101,650	6,531
Associated Banc-Corp.	216,776	6,423
Public Storage, Inc. REIT	79,895	6,284
First Horizon National Corp.	225,005	5,999
UDR, Inc. REIT	243,508	5,922
Colonial BancGroup, Inc.	271,869	5,878
Popular, Inc.	476,034	5,846
Weingarten Realty Investors REIT	139,457	5,782
UnionBanCal Corp.	98,686	5,764
HCC Insurance Holdings, Inc.	200,879	5,753
Erie Indemnity Co. Class A	92,142	5,633
TCF Financial Corp.	208,768	5,466
First American Corp.	147,358	5,396
City National Corp.	74,337	5,167
The PMI Group Inc.	155,924	5,099
Protective Life Corp.	119,425	5,068
Nationwide Financial Services, Inc.	90,981	4,897
Commerce Bancshares, Inc.	105,958	4,862
MGIC Investment Corp.	149,087	4,817
CapitalSource Inc. REIT	220,544	4,464
Astoria Financial Corp.	156,747	4,158
Unitrin, Inc.	82,944	4,113
* AmeriCredit Corp.	211,556	3,719
American Financial Group, Inc.	128,840	3,671
* E*TRADE Financial Corp.	268,282	3,504
Radian Group, Inc.	143,958	3,351
Transatlantic Holdings, Inc.	47,508	3,341
Federated Investors, Inc.	82,901	3,291
Greater Bay Bancorp	104,400	2,881
Mercury General Corp.	48,933	2,639
BOK Financial Corp.	42,263	2,173
Forest City Enterprise Class A	39,016	2,152
Student Loan Corp.	7,143	1,288

		4,260,811

Health Care (8.1%)
Pfizer Inc.	12,559,759	306,835
Merck & Co., Inc.	3,878,442	200,477
Eli Lilly & Co.	1,826,446	103,980
Bristol-Myers Squibb Co.	3,521,992	101,504
Abbott Laboratories	1,378,230	73,901
Wyeth	1,564,661	69,706
* Covidien Ltd.	884,229	36,696
* Boston Scientific Corp.	2,389,038	33,327
* Biogen Idec Inc.	256,778	17,032
* Barr Pharmaceuticals Inc.	186,510	10,614
CIGNA Corp.	192,666	10,267
AmerisourceBergen Corp.	170,885	7,746
Omnicare, Inc.	217,179	7,195
Mylan Inc.	445,043	7,103
* Invitrogen Corp.	83,516	6,826
* Charles River Laboratories, Inc.	120,435	6,762
Bausch & Lomb, Inc.	98,783	6,322
Quest Diagnostics, Inc.	102,513	5,922
Hillenbrand Industries, Inc.	104,669	5,759
Applera Corp.-Applied Biosystems Group	165,131	5,720
* Watson Pharmaceuticals, Inc.	174,021	5,638
* Community Health Systems, Inc.	171,241	5,384
Beckman Coulter, Inc.	72,231	5,328
* King Pharmaceuticals, Inc.	437,126	5,123
* Hospira, Inc.	98,363	4,077
Health Management Associates Class A	434,655	3,016

		1,052,260

Industrials (10.7%)
General Electric Co.	18,411,492	762,236
Honeywell International Inc.	1,325,522	78,829
Union Pacific Corp.	458,078	51,790
Northrop Grumman Corp.	586,713	45,764
Tyco International	884,229	39,207
Emerson Electric Co.	711,616	37,872
Raytheon Co.	516,328	32,952
Ingersoll-Rand Co.	539,803	29,403
Eaton Corp.	262,055	25,954
Parker Hannifin Corp.	207,259	23,178
Deere & Co.	142,022	21,079
Rockwell Automation, Inc.	268,138	18,638
Dover Corp.	365,661	18,630
Norfolk Southern Corp.	352,138	18,279
Waste Management, Inc.	462,709	17,463
Cooper Industries, Inc. Class A	333,967	17,062
Masco Corp.	706,046	16,359
Goodrich Corp.	212,845	14,522
R.R. Donnelley & Sons Co.	394,034	14,406
W.W. Grainger, Inc.	127,167	11,596
Avery Dennison Corp.	171,611	9,785
Manpower Inc.	151,320	9,737
* UAL Corp.	206,697	9,618
Cintas Corp.	255,460	9,478
SPX Corp.	101,801	9,423
Pitney Bowes, Inc.	196,389	8,920
Oshkosh Truck Corp.	132,371	8,203
* Allied Waste Industries, Inc.	595,275	7,590
Republic Services, Inc. Class A	172,895	5,655
Pentair, Inc.	170,055	5,642
Pall Corp.	110,317	4,291
* US Airways Group Inc.	147,761	3,879
* Owens Corning Inc.	92,203	2,310
* Raytheon Co. Warrants Exp. 6/16/11	9,836	272

		1,390,022

Information Technology (3.3%)
International Business Machines Corp.	930,025	109,557
Hewlett-Packard Co.	1,640,337	81,672
Tyco Electronics Ltd.	884,229	31,328
Seagate Technology	973,030	24,890
Electronic Data Systems Corp.	910,334	19,882
* Xerox Corp.	1,089,855	18,898
* Computer Sciences Corp.	310,248	17,343
Microchip Technology, Inc.	391,001	14,201
* Flextronics International Ltd.	1,021,278	11,418
* LSI Corp.	1,373,726	10,193
* Western Digital Corp.	397,088	10,054
Fidelity National Information Services, Inc.	223,947	9,936
* Arrow Electronics, Inc.	222,110	9,444
Maxim Integrated Products, Inc.	286,716	8,415
Intersil Corp.	241,856	8,085
* Cadence Design Systems, Inc.	323,789	7,185
* Tellabs, Inc.	745,835	7,100
* Solectron Corp.	1,630,885	6,360
* Ingram Micro, Inc. Class A	274,895	5,391
Jabil Circuit, Inc.	165,882	3,789
* Avnet, Inc.	93,915	3,743
Molex, Inc. Class A	144,414	3,662
* Compuware Corp.	378,516	3,036
* Lexmark International, Inc.	59,201	2,459
AVX Corp.	92,795	1,494

		429,535

Materials (4.2%)
E.I. du Pont de Nemours & Co.	1,652,938	81,920
Dow Chemical Co.	1,705,887	73,455
Freeport-McMoRan Copper & Gold, Inc. Class B	682,015	71,537
Alcoa Inc.	1,556,075	60,874
Weyerhaeuser Co.	386,233	27,925
International Paper Co.	740,558	26,564
Air Products & Chemicals, Inc.	252,104	24,646
United States Steel Corp.	211,644	22,422
PPG Industries, Inc.	293,740	22,192
Lyondell Chemical Co.	407,161	18,872
Rohm & Haas Co.	252,238	14,042
Eastman Chemical Co.	150,579	10,048
Temple-Inland Inc.	189,320	9,964
Celanese Corp. Series A	253,798	9,893
Vulcan Materials Co.	110,783	9,876
MeadWestvaco Corp.	329,991	9,745
* Domtar Corp.	927,747	7,607
International Flavors & Fragrances, Inc.	143,697	7,596
Sigma-Aldrich Corp.	152,612	7,438
Ashland, Inc.	101,359	6,103
Bemis Co., Inc.	187,639	5,462
* Smurfit-Stone Container Corp.	457,427	5,343
Sonoco Products Co.	170,433	5,144
Huntsman Corp.	138,713	3,675
Steel Dynamics, Inc.	53,172	2,483

		544,826

Telecommunication Services (6.9%)
AT&T Inc.	11,033,686	466,835
Verizon Communications Inc.	5,195,750	230,068
Sprint Nextel Corp.	5,035,502	95,675
Alltel Corp.	618,271	43,081
Embarq Corp.	270,537	15,042
Windstream Corp.	854,287	12,063
Citizens Communications Co.	605,727	8,674
CenturyTel, Inc.	186,065	8,600
Telephone & Data Systems, Inc.	92,634	6,183
Telephone & Data Systems, Inc. -
Special Common Shares	93,080	5,771

		891,992

Utilities (5.9%)
Exelon Corp.	1,203,688	90,710
Southern Co.	1,345,334	48,809
Dominion Resources, Inc.	520,815	43,905
Duke Energy Corp.	2,254,024	42,128
FPL Group, Inc.	690,926	42,064
Public Service Enterprise Group, Inc.	453,838	39,933
Entergy Corp.	352,982	38,224
FirstEnergy Corp.	545,544	34,555
American Electric Power Co., Inc.	713,668	32,886
PPL Corp.	690,660	31,978
Edison International	553,936	30,716
PG&E Corp.	639,428	30,565
Sempra Energy	448,485	26,066
Consolidated Edison Inc.	484,105	22,414
Progress Energy, Inc.	438,306	20,535
Ameren Corp.	370,383	19,445
Xcel Energy, Inc.	732,326	15,774
DTE Energy Co.	315,290	15,273
Wisconsin Energy Corp.	209,143	9,418
NiSource, Inc.	490,309	9,385
Pepco Holdings, Inc.	345,303	9,351
ONEOK, Inc.	188,604	8,940
CenterPoint Energy Inc.	545,082	8,738
MDU Resources Group, Inc.	292,648	8,147
Northeast Utilities	276,225	7,892
* Reliant Energy, Inc.	305,511	7,821
Alliant Energy Corp.	203,336	7,792
SCANA Corp.	198,108	7,675
Energy East Corp.	282,573	7,644
Pinnacle West Capital Corp.	179,748	7,102
Integrys Energy Group, Inc.	135,286	6,931
NSTAR	190,810	6,642
TECO Energy, Inc.	376,048	6,178
Equitable Resources, Inc.	103,657	5,377
DPL Inc.	203,351	5,340
* Dynegy, Inc.	573,669	5,301

		761,654

Total Common Stocks
(Cost $10,418,607)		12,976,411

Temporary Cash Investment (0.1%)

1 Vanguard Market Liquidity Fund, 5.153%
(Cost $11,285)	11,285,281	11,285

Total Investments (100.1%)
(Cost $10,429,892)		12,987,696

Other Assets and Liabilities-Net (-0.1%)		(14,069)

Net Assets (100%)		12,973,627

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At September 30, 2007, the cost of investment securities for tax purposes was $10,429,892,000. Net unrealized appreciation of investment securities for tax purposes was $2,557,804,000, consisting of unrealized gains of $2,793,326,000 on securities that had risen in value since their purchase and $235,522,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (14.5%)
The Walt Disney Co.	4,087,544	140,571
Home Depot, Inc.	3,659,759	118,723
Target Corp.	1,764,266	112,154
Time Warner, Inc.	5,316,148	97,604
Lowe's Cos., Inc.	3,269,961	91,624
News Corp., Class A	3,988,458	87,706
* Comcast Corp. Special Class A	3,597,845	86,204
* Comcast Corp. Class A	2,914,350	70,469
* Amazon.com, Inc.	667,163	62,146
* Viacom Inc. Class B	1,299,830	50,654
Johnson Controls, Inc.	428,379	50,596
McDonald's Corp.	907,522	49,433
NIKE, Inc. Class B	799,819	46,917
* Starbucks Corp.	1,608,824	42,151
Best Buy Co., Inc.	884,831	40,720
* DIRECTV Group, Inc.	1,594,207	38,707
Yum! Brands, Inc.	1,137,256	38,473
* Coach, Inc.	806,062	38,103
* Kohl's Corp.	662,539	37,983
The McGraw-Hill Cos., Inc.	745,405	37,949
Hilton Hotels Corp.	804,172	37,386
Omnicom Group Inc.	718,478	34,552
Staples, Inc.	1,552,841	33,371
Marriott International, Inc. Class A	754,928	32,817
Macy's Inc.	997,849	32,250
International Game Technology	721,787	31,109
* Las Vegas Sands Corp.	231,213	30,848
Garmin Ltd.	258,278	30,838
J.C. Penney Co., Inc. (Holding Co.)	466,564	29,566
TJX Cos., Inc.	987,162	28,697
Starwood Hotels & Resorts Worldwide, Inc.	467,008	28,371
* Liberty Media Corp.-Interactive Series A	1,349,679	25,927
Harley-Davidson, Inc.	559,138	25,838
* MGM Mirage, Inc.	277,089	24,783
*^ Sears Holdings Corp.	183,600	23,354
News Corp., Class B	963,866	22,545
* Liberty Media Corp.-Capital Series A	173,569	21,667
* EchoStar Communications Corp. Class A	452,277	21,171
Nordstrom, Inc.	447,496	20,983
* Liberty Global, Inc. Series C	540,236	20,886
* Bed Bath & Beyond, Inc.	601,641	20,528
Wynn Resorts Ltd.	121,807	19,192
* Apollo Group, Inc. Class A	318,689	19,169
* Ford Motor Co.	2,170,329	18,426
* Cablevision Systems NY Group Class A	499,151	17,440
* GameStop Corp. Class A	307,571	17,332
* Discovery Holding Co. Class A	582,545	16,806
Tiffany & Co.	295,852	15,488
Abercrombie & Fitch Co.	190,477	15,372
Tim Hortons, Inc.	411,115	14,327
Harrah's Entertainment, Inc.	141,970	12,341
* Office Depot, Inc.	596,584	12,302
* The Goodyear Tire & Rubber Co.	402,732	12,247
* AutoZone Inc.	103,437	12,013
Black & Decker Corp.	143,227	11,931
Harman International Industries, Inc.	134,342	11,623
American Eagle Outfitters, Inc.	430,489	11,326
* Interpublic Group of Cos., Inc.	1,018,636	10,573
*^ Sirius Satellite Radio, Inc.	3,016,088	10,526
* Liberty Global, Inc. Class A	252,889	10,374
Polo Ralph Lauren Corp.	131,676	10,238
* CarMax, Inc.	469,370	9,542
* XM Satellite Radio Holdings, Inc.	665,445	9,429
PetSmart, Inc.	295,234	9,418
* Penn National Gaming, Inc.	157,823	9,315
Station Casinos, Inc.	105,615	9,239
* R.H. Donnelley Corp.	154,078	8,631
* Dollar Tree Stores, Inc.	211,683	8,582
Lamar Advertising Co. Class A	170,495	8,349
* O'Reilly Automotive, Inc.	235,302	7,861
Advance Auto Parts, Inc.	231,066	7,755
Ross Stores, Inc.	301,637	7,734
Williams-Sonoma, Inc.	203,672	6,644
Gentex Corp.	294,945	6,324
Limited Brands, Inc.	274,129	6,275
WABCO Holdings Inc.	130,794	6,115
* Career Education Corp.	206,674	5,785
* Urban Outfitters, Inc.	252,084	5,495
* Chico's FAS, Inc.	382,815	5,379
Virgin Media Inc.	211,990	5,145
* NVR, Inc.	9,765	4,592
Centex Corp.	169,907	4,514
Family Dollar Stores, Inc.	156,123	4,147
E.W. Scripps Co. Class A	96,626	4,058
Weight Watchers International, Inc.	68,507	3,943
RadioShack Corp.	182,159	3,763
Boyd Gaming Corp.	80,103	3,432
* Getty Images, Inc.	117,087	3,260
* CTC Media, Inc.	82,245	1,806

		2,371,952

Consumer Staples (11.4%)
The Procter & Gamble Co.	6,837,347	480,939
PepsiCo, Inc.	3,536,856	259,110
Wal-Mart Stores, Inc.	5,369,625	234,384
CVS/Caremark Corp.	3,396,230	134,593
Walgreen Co.	2,165,680	102,307
The Coca-Cola Co.	1,579,810	90,792
Anheuser-Busch Cos., Inc.	1,649,735	82,470
Colgate-Palmolive Co.	1,110,599	79,208
Costco Wholesale Corp.	969,786	59,516
Sysco Corp.	1,342,103	47,765
Archer-Daniels-Midland Co.	1,275,808	42,204
Avon Products, Inc.	953,157	35,772
Kellogg Co.	604,265	33,839
Wm. Wrigley Jr. Co.	356,883	22,923
The Kroger Co.	732,451	20,890
Safeway, Inc.	623,169	20,633
Carolina Group	235,412	19,358
Campbell Soup Co.	508,011	18,796
The Hershey Co.	345,965	16,056
Whole Foods Market, Inc.	306,886	15,025
* Energizer Holdings, Inc.	116,352	12,898
The Clorox Co.	164,864	10,055
The Estee Lauder Cos. Inc. Class A	230,182	9,774
Brown-Forman Corp. Class B	74,973	5,616
Dean Foods Co.	183,865	4,703
Wm. Wrigley Jr. Co. Class B	62,668	3,986
* Bare Escentuals, Inc.	117,183	2,914

		1,866,526

Energy (6.8%)
Schlumberger Ltd.	2,558,976	268,692
Halliburton Co.	1,984,667	76,211
* Transocean Inc.	625,637	70,728
Baker Hughes, Inc.	695,685	62,869
* National Oilwell Varco Inc.	385,593	55,718
XTO Energy, Inc.	799,780	49,458
* Weatherford International Ltd.	732,560	49,213
Williams Cos., Inc.	1,300,618	44,299
EOG Resources, Inc.	531,097	38,414
GlobalSantaFe Corp.	494,966	37,627
Smith International, Inc.	435,418	31,089
Noble Corp.	581,953	28,545
Peabody Energy Corp.	575,243	27,537
* Cameron International Corp.	239,246	22,080
Chesapeake Energy Corp.	617,630	21,778
* Ultra Petroleum Corp.	329,833	20,463
Sunoco, Inc.	263,666	18,662
CONSOL Energy, Inc.	395,338	18,423
ENSCO International, Inc.	323,602	18,154
Diamond Offshore Drilling, Inc.	150,190	17,015
BJ Services Co.	636,883	16,909
* FMC Technologies Inc.	281,927	16,256
* Southwestern Energy Co.	368,755	15,432
* Grant Prideco, Inc.	276,626	15,082
* Pride International, Inc.	360,091	13,161
Range Resources Corp.	321,370	13,067
* Exterran Holdings, Inc.	133,536	10,728
Arch Coal, Inc.	309,662	10,448
Murphy Oil Corp.	135,734	9,486
* Nabors Industries, Inc.	305,391	9,397
Rowan Cos., Inc.	156,457	5,723
* CNX Gas Corp.	65,683	1,890

		1,114,554

Financials (6.9%)
American Express Co.	2,320,748	137,783
The Goldman Sachs Group, Inc.	518,847	112,455
* Berkshire Hathaway Inc. Class B	20,779	82,119
CME Group, Inc.	106,890	62,782
AFLAC Inc.	1,062,023	60,578
State Street Corp.	862,481	58,787
Prudential Financial, Inc.	502,625	49,046
Franklin Resources Corp.	379,331	48,365
Charles Schwab Corp.	2,123,802	45,874
ProLogis REIT	557,101	36,964
The Principal Financial Group, Inc.	581,584	36,692
T. Rowe Price Group Inc.	548,094	30,523
Progressive Corp. of Ohio	1,518,480	29,474
General Growth Properties Inc. REIT	478,832	25,675
Moody's Corp.	505,292	25,467
Nymex Holdings Inc.	189,857	24,716
Legg Mason Inc.	286,137	24,118
NYSE Euronext	286,609	22,691
SLM Corp.	446,599	22,183
* IntercontinentalExchange Inc.	122,204	18,563
Northern Trust Corp.	278,651	18,466
Simon Property Group, Inc. REIT	169,869	16,987
Public Storage, Inc. REIT	180,435	14,191
* CB Richard Ellis Group, Inc.	446,742	12,437
Vornado Realty Trust REIT	103,806	11,351
Nuveen Investments, Inc. Class A	172,458	10,682
* TD Ameritrade Holding Corp.	583,166	10,625
Eaton Vance Corp.	259,993	10,389
Boston Properties, Inc. REIT	90,379	9,390
SEI Investments Co.	322,772	8,805
* E*TRADE Financial Corp.	602,396	7,867
* Nasdaq Stock Market Inc.	181,365	6,834
Brown & Brown, Inc.	259,034	6,813
^ The First Marblehead Corp.	142,672	5,412
^ The St. Joe Co.	153,728	5,167
Forest City Enterprise Class A	87,327	4,817
Federated Investors, Inc.	100,836	4,003

		1,119,091

Health Care (15.2%)
Johnson & Johnson	6,289,311	413,208
* Amgen, Inc.	2,517,956	142,441
UnitedHealth Group Inc.	2,909,669	140,915
Medtronic, Inc.	2,494,847	140,734
* WellPoint Inc.	1,332,447	105,157
Schering-Plough Corp.	3,233,875	102,287
Abbott Laboratories	1,672,318	89,670
* Gilead Sciences, Inc.	2,027,584	82,867
* Genentech, Inc.	1,028,983	80,281
Baxter International, Inc.	1,414,615	79,615
Aetna Inc.	1,112,598	60,381
* Celgene Corp.	825,037	58,833
* Medco Health Solutions, Inc.	608,234	54,978
* Thermo Fisher Scientific, Inc.	916,092	52,877
Cardinal Health, Inc.	835,125	52,220
Wyeth	1,022,263	45,542
Becton, Dickinson & Co.	531,909	43,643
Allergan, Inc.	667,894	43,059
Stryker Corp.	621,939	42,765
* Zimmer Holdings, Inc.	514,096	41,637
McKesson Corp.	645,752	37,964
* Genzyme Corp.	573,522	35,535
* St. Jude Medical, Inc.	734,556	32,372
* Express Scripts Inc.	502,754	28,064
* Forest Laboratories, Inc.	694,766	25,908
* Humana Inc.	364,801	25,492
CIGNA Corp.	434,230	23,140
* Coventry Health Care Inc.	339,379	21,113
* Biogen Idec Inc.	311,252	20,645
* Laboratory Corp. of America Holdings	255,439	19,983
C.R. Bard, Inc.	224,684	19,815
* Intuitive Surgical, Inc.	81,346	18,710
* Waters Corp.	219,000	14,655
* DaVita, Inc.	228,580	14,442
* Amylin Pharmaceuticals, Inc.	285,538	14,277
Dade Behring Holdings Inc.	178,466	13,626
Quest Diagnostics, Inc.	231,133	13,353
* Health Net Inc.	243,689	13,171
IMS Health, Inc.	426,058	13,054
DENTSPLY International Inc.	313,314	13,046
* Henry Schein, Inc.	192,803	11,730
* Varian Medical Systems, Inc.	276,676	11,590
* Vertex Pharmaceuticals, Inc.	284,307	10,920
* Covance, Inc.	137,963	10,747
* Cephalon, Inc.	143,708	10,499
Manor Care, Inc.	158,785	10,226
AmerisourceBergen Corp.	207,356	9,399
* Patterson Cos.	241,647	9,330
* Hospira, Inc.	221,026	9,162
* Endo Pharmaceuticals Holdings, Inc.	290,361	9,004
* Millipore Corp.	117,166	8,881
* Cerner Corp.	146,234	8,746
Pharmaceutical Product Development, Inc.	231,234	8,195
* Millennium Pharmaceuticals, Inc.	698,463	7,089
Applera Corp.-Applied Biosystems Group	201,122	6,967
* Lincare Holdings, Inc.	182,003	6,670
* Kinetic Concepts, Inc.	115,990	6,528
* Sepracor Inc.	231,510	6,367
* ImClone Systems, Inc.	130,154	5,381
* Warner Chilcott Ltd.	218,057	3,875
Beckman Coulter, Inc.	47,051	3,471
* Tenet Healthcare Corp.	1,028,875	3,457
Brookdale Senior Living Inc.	77,345	3,079
* Abraxis Bioscience, Inc.	69,262	1,581

		2,474,369

Industrials (11.6%)
The Boeing Co.	1,624,211	170,526
United Technologies Corp.	2,051,184	165,079
3M Co.	1,485,540	139,017
United Parcel Service, Inc.	1,470,464	110,432
Caterpillar, Inc.	1,390,475	109,055
Lockheed Martin Corp.	774,407	84,015
FedEx Corp.	634,866	66,502
General Dynamics Corp.	747,144	63,111
Burlington Northern Santa Fe Corp.	773,221	62,762
Illinois Tool Works, Inc.	1,027,695	61,292
Deere & Co.	320,242	47,530
Emerson Electric Co.	863,573	45,959
Danaher Corp.	537,073	44,421
Precision Castparts Corp.	297,874	44,079
PACCAR, Inc.	512,393	43,682
CSX Corp.	949,143	40,557
Textron, Inc.	541,043	33,658
L-3 Communications Holdings, Inc.	271,700	27,751
Fluor Corp.	191,398	27,558
Cummins Inc.	215,138	27,514
Rockwell Collins, Inc.	363,443	26,546
* McDermott International, Inc.	483,186	26,131
ITT Industries, Inc.	374,819	25,462
Southwest Airlines Co.	1,695,281	25,090
Norfolk Southern Corp.	426,868	22,159
Expeditors International of Washington, Inc.	462,740	21,888
Raytheon Co.	337,250	21,523
Waste Management, Inc.	561,655	21,197
* Foster Wheeler Ltd.	152,827	20,063
* Terex Corp.	223,836	19,926
* Jacobs Engineering Group Inc.	258,847	19,564
C.H. Robinson Worldwide Inc.	349,053	18,950
* KBR Inc.	366,441	14,207
American Standard Cos., Inc.	394,954	14,068
The Dun & Bradstreet Corp.	128,958	12,717
Fastenal Co.	278,779	12,659
Roper Industries Inc.	191,633	12,552
Equifax, Inc.	319,390	12,175
Joy Global Inc.	235,798	11,993
* AMR Corp.	522,340	11,643
Pitney Bowes, Inc.	238,460	10,831
Robert Half International, Inc.	342,829	10,237
* First Solar, Inc.	86,516	10,186
Ametek, Inc.	231,743	10,016
* Monster Worldwide Inc.	259,921	8,853
* Spirit Aerosystems Holdings Inc.	216,320	8,424
* Hertz Global Holdings Inc.	313,279	7,118
Republic Services, Inc. Class A	210,101	6,872
*^ SunPower Corp. Class A	80,097	6,634
* ChoicePoint Inc.	165,436	6,273
*^ USG Corp.	161,417	6,061
The Corporate Executive Board Co.	81,336	6,038
J.B. Hunt Transport Services, Inc.	214,990	5,654
Pall Corp.	133,453	5,191
* Owens Corning Inc.	59,659	1,494

		1,894,895

Information Technology (28.7%)
Microsoft Corp.	18,695,398	550,766
* Cisco Systems, Inc.	13,182,672	436,478
Intel Corp.	12,615,358	326,233
* Apple Computer, Inc.	1,878,083	288,361
* Google Inc.	502,597	285,108
International Business Machines Corp.	2,095,541	246,855
* Oracle Corp.	8,929,988	193,334
Hewlett-Packard Co.	3,696,196	184,034
QUALCOMM Inc.	3,619,070	152,942
* Dell Inc.	4,685,725	129,326
Texas Instruments, Inc.	3,113,061	113,907
* EMC Corp.	4,556,371	94,773
Motorola, Inc.	5,025,763	93,127
* eBay Inc.	2,369,001	92,438
Corning, Inc.	3,414,990	84,180
* Yahoo! Inc.	2,626,083	70,484
Applied Materials, Inc.	3,001,297	62,127
* Adobe Systems, Inc.	1,276,675	55,740
Automatic Data Processing, Inc.	1,201,510	55,185
Accenture Ltd.	1,289,162	51,889
* Sun Microsystems, Inc.	7,753,740	43,498
* Juniper Networks, Inc.	1,168,396	42,775
* NVIDIA Corp.	1,123,155	40,703
* Symantec Corp.	1,956,285	37,913
* Electronic Arts Inc.	676,480	37,876
* Broadcom Corp.	1,016,860	37,054
Western Union Co.	1,677,573	35,179
* Agilent Technologies, Inc.	876,372	32,321
Paychex, Inc.	746,552	30,609
* MEMC Electronic Materials, Inc.	487,172	28,675
* SanDisk Corp.	495,467	27,300
Analog Devices, Inc.	710,181	25,680
* Autodesk, Inc.	499,351	24,953
* Cognizant Technology Solutions Corp.	312,079	24,895
CA, Inc.	918,137	23,614
KLA-Tencor Corp.	415,988	23,204
MasterCard, Inc. Class A	147,216	21,784
* Network Appliance, Inc.	805,559	21,678
* Intuit, Inc.	694,482	21,043
* NCR Corp.	390,536	19,449
Linear Technology Corp.	551,068	19,282
Altera Corp.	770,882	18,563
National Semiconductor Corp.	680,626	18,459
* Micron Technology, Inc.	1,642,181	18,228
* VeriSign, Inc.	527,287	17,791
* Marvell Technology Group Ltd.	1,078,429	17,654
* Fiserv, Inc.	346,898	17,643
Xilinx, Inc.	646,749	16,906
Harris Corp.	291,508	16,846
* Avaya Inc.	976,680	16,565
* NAVTEQ Corp.	212,027	16,532
* Citrix Systems, Inc.	391,995	15,805
*^ Advanced Micro Devices, Inc.	1,195,056	15,775
* LAM Research Corp.	293,229	15,617
Amphenol Corp.	388,436	15,444
* BMC Software, Inc.	435,384	13,597
* Activision, Inc.	615,068	13,279
* Alliance Data Systems Corp.	170,845	13,230
* Iron Mountain, Inc.	411,601	12,546
* Xerox Corp.	712,267	12,351
* McAfee Inc.	346,336	12,077
* CDW Corp.	137,505	11,990
* BEA Systems, Inc.	851,096	11,805
* Ceridian Corp.	311,306	10,815
* salesforce.com, inc.	200,620	10,296
Maxim Integrated Products, Inc.	348,062	10,216
* Affiliated Computer Services, Inc. Class A	200,904	10,093
* Akamai Technologies, Inc.	340,095	9,771
* DST Systems, Inc.	111,866	9,599
* Avnet, Inc.	210,871	8,405
* Red Hat, Inc.	398,447	7,917
* CheckFree Corp.	162,562	7,566
* Novellus Systems, Inc.	274,320	7,478
* Hewitt Associates, Inc.	210,024	7,361
* JDS Uniphase Corp.	447,769	6,699
Fidelity National Information Services, Inc.	146,594	6,504
* Teradyne, Inc.	412,683	5,695
* Lexmark International, Inc.	133,717	5,553
* Zebra Technologies Corp. Class A	150,230	5,482
* Cadence Design Systems, Inc.	211,911	4,702
Jabil Circuit, Inc.	201,654	4,606
* QLogic Corp.	334,003	4,492
Molex, Inc. Class A	102,501	2,599
Total System Services, Inc.	85,697	2,381
* Compuware Corp.	246,313	1,975
Molex, Inc.	38,385	1,034

		4,676,714

Materials (2.6%)
Monsanto Co.	1,181,700	101,319
Praxair, Inc.	691,918	57,955
Newmont Mining Corp. (Holding Co.)	979,712	43,823
Nucor Corp.	655,227	38,966
Allegheny Technologies Inc.	199,732	21,961
Ecolab, Inc.	401,968	18,973
* The Mosaic Co.	334,619	17,909
Air Products & Chemicals, Inc.	164,726	16,104
* Owens-Illinois, Inc.	335,981	13,926
Martin Marietta Materials, Inc.	92,570	12,363
Ball Corp.	199,435	10,720
Sealed Air Corp.	350,683	8,963
* Pactiv Corp.	283,041	8,112
* Crown Holdings, Inc.	355,473	8,091
Albemarle Corp.	176,812	7,815
^ Florida Rock Industries, Inc.	107,342	6,708
Vulcan Materials Co.	72,326	6,448
* Titanium Metals Corp.	175,846	5,901
Steel Dynamics, Inc.	120,275	5,617
Sigma-Aldrich Corp.	99,988	4,873
Huntsman Corp.	168,956	4,476

		421,023

Telecommunication Services (0.9%)
* American Tower Corp. Class A	907,482	39,512
* Qwest Communications International Inc.	3,412,615	31,260
* NII Holdings Inc.	355,327	29,190
* Crown Castle International Corp.	587,021	23,851
*^ Level 3 Communications, Inc.	3,321,641	15,446
* Leap Wireless International, Inc.	118,183	9,617
* U.S. Cellular Corp.	35,334	3,470

		152,346

Utilities (1.4%)
TXU Corp.	996,935	68,260
Constellation Energy Group, Inc.	391,457	33,583
* AES Corp.	1,449,385	29,046
* Mirant Corp.	555,469	22,596
* NRG Energy, Inc.	504,546	21,337
Questar Corp.	374,342	19,664
* Allegheny Energy, Inc.	359,768	18,802
* Reliant Energy, Inc.	370,800	9,492
Equitable Resources, Inc.	125,320	6,500
* Dynegy, Inc.	374,621	3,462

		232,742

Total Common Stocks
(Cost $11,059,678)		16,324,212

Temporary Cash Investment (0.4%)

1 Vanguard Market Liquidity Fund, 5.153%
(Cost $57,091)	57,091,000	57,091

Total Investments (100.4%)
(Cost $11,116,769)		16,381,303

Other Assets and Liabilities-Net (-0.4%)		(64,599)

Net Assets (100%)		16,316,704

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At September 30, 2007, the cost of investment securities for tax purposes was $11,116,769,000. Net unrealized appreciation of investment securities for tax purposes was $5,264,534,000, consisting of unrealized gains of $5,540,242,000 on securities that had risen in value since their purchase and $275,708,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks (99.4%)

Consumer Discretionary (14.0%)
* ITT Educational Services, Inc.	336,049	40,894
Service Corp. International	2,425,070	31,283
Dow Jones & Co., Inc.	473,514	28,269
* Big Lots Inc.	929,751	27,744
*^ Priceline.com, Inc.	297,093	26,367
* Crocs, Inc.	362,926	24,407
Phillips-Van Heusen Corp.	461,961	24,244
Sotheby's	490,876	23,459
* Dick's Sporting Goods, Inc.	335,710	22,543
Snap-On Inc.	454,513	22,517
* Hanesbrands Inc.	795,412	22,319
* Scientific Games Corp.	572,846	21,539
Men's Wearhouse, Inc.	425,105	21,476
OfficeMax, Inc.	621,943	21,314
* DreamWorks Animation SKG, Inc.	625,429	20,902
Strayer Education, Inc.	119,865	20,213
* Jarden Corp.	637,409	19,721
Guess ?, Inc.	386,083	18,930
DeVry, Inc.	497,487	18,412
Meredith Corp.	320,182	18,346
* Lear Corp.	569,357	18,276
* AnnTaylor Stores Corp.	572,421	18,129
* Gaylord Entertainment Co.	337,641	17,969
Saks Inc.	1,046,624	17,950
Orient-Express Hotel Ltd.	349,568	17,922
* Jack in the Box Inc.	258,365	16,752
* LKQ Corp.	474,860	16,530
Tupperware Brands Corp.	506,787	15,959
*^ Life Time Fitness, Inc.	255,913	15,698
* Chipotle Mexican Grill, Inc. Class B	144,997	15,515
Barnes & Noble, Inc.	435,263	15,347
Applebee's International, Inc.	615,573	15,315
John Wiley & Sons Class A	332,965	14,960
* The Warnaco Group, Inc.	381,387	14,901
* Gemstar-TV Guide International, Inc.	2,117,748	14,740
^ Tempur-Pedic International Inc.	411,183	14,700
* Quiksilver, Inc.	1,025,074	14,659
* Fossil, Inc.	391,165	14,614
* Guitar Center, Inc.	243,649	14,448
* TRW Automotive Holdings Corp.	448,392	14,205
* Bally Technologies Inc.	395,086	13,998
*^ Vail Resorts Inc.	224,684	13,996
*^ Under Armour, Inc.	230,308	13,777
* Tractor Supply Co.	295,216	13,607
Thor Industries, Inc.	299,052	13,454
* Pinnacle Entertainment, Inc.	492,115	13,400
* J. Crew Group, Inc.	321,217	13,331
*^ Chipotle Mexican Grill, Inc.	112,542	13,295
* The Cheesecake Factory Inc.	563,549	13,226
* Sonic Corp.	550,224	12,875
Polaris Industries, Inc.	294,811	12,860
Regal Entertainment Group Class A	584,985	12,840
Belo Corp. Class A	724,896	12,584
* Marvel Entertainment, Inc.	527,864	12,373
MDC Holdings, Inc.	301,628	12,349
Wolverine World Wide, Inc.	448,924	12,301
* Aeropostale, Inc.	639,018	12,180
*^ NutriSystem Inc.	254,877	11,951
* Catalina Marketing Corp.	368,327	11,930
* Collective Brands, Inc.	538,112	11,871
International Speedway Corp.	258,426	11,851
* Tenneco Automotive, Inc.	381,617	11,834
Cooper Tire & Rubber Co.	483,291	11,792
Regis Corp.	365,188	11,653
* WMS Industries, Inc.	346,977	11,485
Matthews International Corp.	260,374	11,404
Burger King Holdings Inc.	446,857	11,390
* Corinthian Colleges, Inc.	715,075	11,377
Choice Hotels International, Inc.	301,322	11,351
Arbitron Inc.	246,817	11,191
American Greetings Corp. Class A	420,799	11,109
* Deckers Outdoor Corp.	100,184	11,000
*^ Blue Nile Inc.	116,620	10,976
Dillard's Inc.	502,720	10,974
* Live Nation, Inc.	513,606	10,914
* Scholastic Corp.	305,727	10,658
* Rent-A-Center, Inc.	580,412	10,523
* Panera Bread Co.	251,753	10,272
^ Pool Corp.	406,340	10,150
* Iconix Brand Group Inc.	420,337	10,000
* Lions Gate Entertainment Corp.	964,268	9,942
* The Gymboree Corp.	269,681	9,504
ArvinMeritor, Inc.	558,743	9,398
American Axle & Manufacturing Holdings, Inc.	371,481	9,380
* Zale Corp.	403,736	9,342
* Bright Horizons Family Solutions, Inc.	215,723	9,242
Callaway Golf Co.	565,054	9,047
Bob Evans Farms, Inc.	294,970	8,902
*^ Netflix.com, Inc.	422,967	8,764
Interactive Data Corp.	309,108	8,717
* Genesco, Inc.	188,249	8,684
* Charming Shoppes, Inc.	1,020,651	8,573
* Pacific Sunwear of California, Inc.	578,923	8,568
*^ Tween Brands, Inc.	252,811	8,302
*^ Charter Communications, Inc.	3,199,954	8,256
* Carter's, Inc.	412,615	8,232
Ruby Tuesday, Inc.	447,682	8,210
IHOP Corp.	129,289	8,188
*^ Cabela's Inc.	342,750	8,106
Ethan Allen Interiors, Inc.	245,005	8,009
Aaron Rents, Inc.	358,726	8,000
* Timberland Co.	418,568	7,936
CBRL Group, Inc.	192,926	7,871
Harte-Hanks, Inc.	392,782	7,730
CKE Restaurants Inc.	468,360	7,592
* Morningstar, Inc.	123,263	7,568
Jackson Hewitt Tax Service Inc.	266,355	7,447
Ryland Group, Inc.	346,556	7,427
* Coinstar, Inc.	229,378	7,379
* CEC Entertainment Inc.	267,717	7,194
Penske Automotive Group Inc.	352,049	7,125
* The Dress Barn, Inc.	411,056	6,992
* Champion Enterprises, Inc.	632,891	6,949
Modine Manufacturing Co.	256,801	6,836
Brown Shoe Co., Inc.	344,673	6,687
Columbia Sportswear Co.	119,520	6,611
* Drew Industries, Inc.	161,585	6,573
Stage Stores, Inc.	360,253	6,567
* Hibbett Sports Inc.	264,134	6,551
Citadel Broadcasting Corp.	1,553,300	6,462
Borders Group, Inc.	482,798	6,436
* Keystone Automotive Industries, Inc.	134,713	6,434
Domino's Pizza, Inc.	386,821	6,417
Group 1 Automotive, Inc.	190,254	6,387
The Pep Boys (Manny, Moe & Jack)	447,974	6,285
Sonic Automotive, Inc.	255,791	6,124
Stewart Enterprises, Inc. Class A	798,619	6,085
* P.F. Chang's China Bistro, Inc.	201,925	5,977
Ameristar Casinos, Inc.	212,677	5,976
Winnebago Industries, Inc.	247,483	5,910
* INVESTools Inc.	486,329	5,880
* JAKKS Pacific, Inc.	220,063	5,878
* Steiner Leisure Ltd.	133,627	5,799
Oakley, Inc.	199,606	5,795
* Aftermarket Technology Corp.	180,342	5,724
* Zumiez Inc.	128,734	5,712
*^ Select Comfort Corp.	406,380	5,669
* Sally Beauty Co. Inc.	669,077	5,654
* Morgans Hotel Group	258,434	5,621
* Red Robin Gourmet Burgers, Inc.	130,058	5,579
* Visteon Corp.	1,068,460	5,503
* Coldwater Creek Inc.	499,801	5,428
* Texas Roadhouse, Inc.	457,369	5,351
Triarc Cos., Inc. Class B	425,065	5,318
Asbury Automotive Group, Inc.	267,329	5,296
Cato Corp. Class A	254,513	5,202
Lee Enterprises, Inc.	328,255	5,111
Sinclair Broadcast Group, Inc.	422,636	5,089
Movado Group, Inc.	159,176	5,081
*^ Smith & Wesson Holding Corp.	264,845	5,056
Hearst-Argyle Television Inc.	194,229	5,042
K-Swiss, Inc.	218,697	5,010
*^ Jos. A. Bank Clothiers, Inc.	148,833	4,974
Entercom Communications Corp.	253,726	4,905
* The Children's Place Retail Stores, Inc.	201,906	4,902
*^ TiVo Inc.	763,569	4,849
*^ Blockbuster Inc. Class A	889,185	4,775
^ Sealy Corp.	339,845	4,771
Oxford Industries, Inc.	132,022	4,769
Speedway Motorsports, Inc.	126,821	4,692
* Entravision Communications Corp.	508,226	4,686
* RC2 Corp.	166,212	4,602
* Helen of Troy Ltd.	237,180	4,580
* GSI Commerce, Inc.	171,802	4,570
Ambassadors Group, Inc.	119,739	4,562
* Papa John's International, Inc.	184,970	4,521
* Fleetwood Enterprises, Inc.	528,264	4,517
Media General, Inc. Class A	163,731	4,504
* CKX, Inc.	360,148	4,433
*^ Shuffle Master, Inc.	290,725	4,346
Blyth, Inc.	210,854	4,312
* LodgeNet Entertainment Corp.	168,666	4,277
* Pre-Paid Legal Services, Inc.	76,881	4,264
The Buckle, Inc.	111,476	4,229
UniFirst Corp.	112,441	4,212
* 99 Cents Only Stores	402,702	4,136
* Knology, Inc.	245,618	4,109
^ Superior Industries International, Inc.	186,390	4,043
* California Pizza Kitchen, Inc.	227,822	4,003
* Jo-Ann Stores, Inc.	185,165	3,907
Churchill Downs, Inc.	77,575	3,876
* CSK Auto Corp.	362,389	3,859
* Skechers U.S.A., Inc.	173,949	3,844
Furniture Brands International Inc.	377,574	3,829
RCN Corp.	310,872	3,824
* Volcom, Inc.	89,852	3,821
Journal Communications, Inc.	391,342	3,710
*^ Overstock.com, Inc.	126,922	3,655
Kellwood Co.	214,152	3,651
^ Talbots Inc.	201,894	3,634
Christopher & Banks Corp.	298,352	3,616
Monro Muffler Brake, Inc.	106,402	3,595
Landry's Restaurants, Inc.	135,778	3,593
* Cox Radio, Inc.	274,941	3,588
* Universal Technical Institute Inc.	198,147	3,567
GateHouse Media, Inc.	277,868	3,543
*^ Valassis Communications, Inc.	393,840	3,513
*^ Raser Technologies, Inc.	268,850	3,465
*^ Pier 1 Imports Inc.	727,901	3,443
The Marcus Corp.	178,087	3,419
* Mediacom Communications Corp.	479,116	3,378
bebe stores, inc.	230,376	3,370
* Steak n Shake Co.	222,934	3,346
^ Standard Pacific Corp.	599,744	3,323
Big 5 Sporting Goods Corp.	177,659	3,322
* AFC Enterprises, Inc.	220,171	3,314
Fred's, Inc.	312,673	3,292
Monaco Coach Corp.	234,591	3,291
*^ Hovnanian Enterprises Inc. Class A	292,781	3,247
* Shutterfly, Inc.	99,076	3,162
* Peet's Coffee & Tea Inc.	112,785	3,148
^ La-Z-Boy Inc.	424,933	3,136
Warner Music Group Corp.	307,995	3,111
Courier Corp.	87,687	3,087
* Fisher Communications, Inc.	61,049	3,045
Steven Madden, Ltd.	160,454	3,041
O'Charley's Inc.	196,634	2,981
Gray Television, Inc.	350,592	2,977
* BJ's Restaurants Inc.	139,858	2,944
* Denny's Corp.	734,380	2,938
* Lin TV Corp.	224,509	2,921
Coinmach Service Corp. Class A	241,049	2,890
*^ DSW Inc. Class A	114,163	2,873
* Great Wolf Resorts, Inc.	226,980	2,805
*^ Cumulus Media Inc.	271,158	2,771
* Charlotte Russe Holding Inc.	187,357	2,743
* Blockbuster Inc. Class B	564,568	2,738
* Hot Topic, Inc.	364,069	2,716
*^ Six Flags, Inc.	782,399	2,707
* Monarch Casino & Resort, Inc.	94,635	2,692
^ Beazer Homes USA, Inc.	324,095	2,674
Sauer-Danfoss, Inc.	98,783	2,636
*^ Meritage Corp.	184,186	2,601
^ Building Materials Holding Corp.	242,159	2,562
*^ Jamba Inc.	363,635	2,556
World Wrestling Entertainment, Inc.	164,114	2,475
* Retail Ventures, Inc.	233,833	2,434
Kimball International, Inc. Class B	212,678	2,420
*^ Martha Stewart Living Omnimedia, Inc.	197,623	2,302
FTD Group, Inc.	154,472	2,299
^ Tuesday Morning Corp.	254,816	2,291
*^ Build-A-Bear-Workshop, Inc.	127,290	2,261
* Core-Mark Holding Co., Inc.	64,020	2,255
Lithia Motors, Inc.	130,600	2,228
CSS Industries, Inc.	61,660	2,218
*^ Avatar Holding, Inc.	44,353	2,215
*^ Isle of Capri Casinos, Inc.	113,459	2,207
*^ True Religion Apparel, Inc.	125,324	2,206
* 1-800-FLOWERS.COM, Inc.	190,086	2,203
* Radio One, Inc. Class D	585,570	2,184
* Leapfrog Enterprises, Inc.	264,432	2,182
* MarineMax, Inc.	146,262	2,130
* A.C. Moore Arts & Crafts, Inc.	132,574	2,089
Nautilus Inc.	260,307	2,075
* Ruth's Chris Steak House	144,172	2,054
^ PRIMEDIA Inc.	145,998	2,050
^ Brookfield Homes Corp.	110,032	2,041
*^ Krispy Kreme Doughnuts, Inc.	506,380	2,026
* ValueVision Media, Inc.	266,051	1,971
* Stamps.com Inc.	160,614	1,923
* Capella Education Co.	34,023	1,902
* Playboy Enterprises, Inc. Class B	176,483	1,895
* MTR Gaming Group Inc.	193,394	1,843
Kenneth Cole Productions, Inc.	94,482	1,830
^ Systemax Inc.	89,280	1,825
*^ iRobot Corp.	89,855	1,786
Stein Mart, Inc.	234,148	1,782
* Harris Interactive Inc.	412,916	1,780
* Citi Trends Inc.	81,169	1,766
Westwood One, Inc.	609,758	1,677
*^ WCI Communities, Inc.	275,916	1,653
Arctic Cat, Inc.	98,288	1,608
*^ Trump Entertainment Resorts, Inc.	241,832	1,560
Triarc Cos., Inc. Class A	123,755	1,521
Finish Line, Inc.	349,918	1,519
*^ Source Interlink Cos., Inc.	426,310	1,501
* Town Sports International Holdings, Inc.	96,974	1,475
M/I Homes, Inc.	104,216	1,448
*^ Conn's, Inc.	58,266	1,392
* Bluegreen Corp.	178,163	1,381
Bon-Ton Stores, Inc.	59,846	1,360
Emmis Communications, Inc.	268,318	1,325
* New York & Co., Inc.	214,626	1,309
Dover Downs Gaming & Entertainment, Inc.	121,475	1,262
* Sun-Times Media Group, Inc.	537,527	1,220
Deb Shops, Inc.	40,990	1,102
*^ Palm Harbor Homes, Inc.	83,909	1,047
Marine Products Corp.	108,427	919
* Spanish Broadcasting System, Inc.	327,967	846
Journal Register Co.	319,495	767
*^ Magna Entertainment Corp. Class A	324,620	737
Salem Communications Corp.	88,990	712
*^ Heelys Inc.	66,262	528
* Rare Hospitality International Inc.	3,492	133
* Radio One, Inc.	17,737	66
* Voyager Learning Co.	178	1

		2,178,332

Consumer Staples (3.3%)
* Hansen Natural Corp.	557,169	31,580
Corn Products International, Inc.	614,286	28,177
Church & Dwight, Inc.	542,783	25,533
J.M. Smucker Co.	443,854	23,711
*^ Rite Aid Corp.	4,451,625	20,567
* NBTY, Inc.	472,462	19,182
* BJ's Wholesale Club, Inc.	538,777	17,866
Del Monte Foods Co.	1,666,036	17,493
Alberto-Culver Co.	682,644	16,923
Herbalife Ltd.	325,747	14,808
Flowers Foods, Inc.	678,041	14,781
*^ Central European Distribution Corp.	280,858	13,456
Longs Drug Stores, Inc.	251,268	12,480
Pilgrim's Pride Corp.	357,237	12,407
* Ralcorp Holdings, Inc.	211,775	11,821
Universal Corp. (VA)	222,890	10,910
Ruddick Corp.	316,737	10,623
* Hain Celestial Group, Inc.	327,159	10,512
Casey's General Stores, Inc.	374,750	10,381
* Chattem, Inc.	133,000	9,379
* United Natural Foods, Inc.	334,879	9,115
* Performance Food Group Co.	291,294	8,777
* Winn-Dixie Stores, Inc.	444,292	8,317
Lancaster Colony Corp.	193,414	7,383
Nu Skin Enterprises, Inc.	451,834	7,302
* TreeHouse Foods Inc.	257,521	6,966
Sanderson Farms, Inc.	149,555	6,232
Seaboard Corp.	3,118	6,111
Vector Group Ltd.	271,401	6,082
The Andersons, Inc.	124,836	5,995
* Elizabeth Arden, Inc.	211,727	5,708
* Chiquita Brands International, Inc.	350,087	5,542
*^ American Oriental Bioengineering, Inc.	484,349	5,400
* Alliance One International, Inc.	788,709	5,158
* The Pantry, Inc.	188,422	4,829
Tootsie Roll Industries, Inc.	180,538	4,790
*^ The Great Atlantic & Pacific Tea Co., Inc.	155,405	4,734
WD-40 Co.	137,751	4,703
Lance, Inc.	191,975	4,419
Nash-Finch Co.	110,874	4,416
J & J Snack Foods Corp.	122,258	4,257
* Boston Beer Co., Inc. Class A	79,531	3,870
Weis Markets, Inc.	89,542	3,823
Reddy Ice Holdings, Inc.	144,427	3,809
* Playtex Products, Inc.	196,078	3,584
* Pathmark Stores, Inc.	279,585	3,565
* Central Garden & Pet Co. Class A	372,063	3,341
*^ USANA Health Sciences, Inc.	76,097	3,329
* Prestige Brands Holdings Inc.	287,528	3,157
Ingles Markets, Inc.	101,814	2,918
*^ Jones Soda Co.	200,754	2,421
Coca-Cola Bottling Co.	33,083	1,995
*^ Spectrum Brands Inc.	320,934	1,861
* Central Garden and Pet Co.	181,608	1,616
Farmer Brothers, Inc.	59,010	1,468
* Revlon, Inc. Class A	1,179,482	1,356
Alico, Inc.	30,737	1,332
^ Mannatech, Inc.	129,296	1,047
National Beverage Corp.	92,165	782

		504,100

Energy (7.3%)
* Denbury Resources, Inc.	999,306	44,659
Frontier Oil Corp.	909,855	37,886
* Oceaneering International, Inc.	450,005	34,110
* Helix Energy Solutions Group, Inc.	715,855	30,395
Cabot Oil & Gas Corp.	799,674	28,117
Helmerich & Payne, Inc.	852,587	27,990
* Forest Oil Corp.	645,035	27,762
Tidewater Inc.	441,134	27,721
* Dresser Rand Group, Inc.	637,125	27,212
* Plains Exploration & Production Co.	591,634	26,162
* Core Laboratories N.V.	197,331	25,138
* Kinder Morgan Management, LLC	521,319	24,372
* Superior Energy Services, Inc.	665,888	23,599
Holly Corp.	386,075	23,099
* Petrohawk Energy Corp.	1,399,713	22,983
* Global Industries Ltd.	773,543	19,926
* Quicksilver Resources, Inc.	419,422	19,734
* Oil States International, Inc.	386,083	18,648
* Unit Corp.	382,832	18,529
* W-H Energy Services, Inc.	250,865	18,501
St. Mary Land & Exploration Co.	517,965	18,476
* Hercules Offshore, Inc.	695,795	18,167
* SEACOR Holdings Inc.	189,625	18,033
* Atwood Oceanics, Inc.	233,613	17,885
*^ Cheniere Energy, Inc.	441,264	17,284
Overseas Shipholding Group Inc.	219,394	16,856
* Whiting Petroleum Corp.	346,891	15,419
Foundation Coal Holdings, Inc.	375,065	14,703
Massey Energy Co.	669,052	14,599
* Mariner Energy Inc.	682,384	14,132
* Dril-Quip, Inc.	283,380	13,985
Penn Virginia Corp.	310,040	13,636
* Encore Acquisition Co.	416,420	13,180
* TETRA Technologies, Inc.	598,668	12,656
Berry Petroleum Class A	313,349	12,405
^ Crosstex Energy, Inc.	318,584	12,078
* EXCO Resources, Inc.	688,918	11,395
* Comstock Resources, Inc.	366,094	11,290
Atlas America, Inc.	214,811	11,091
Western Refining, Inc.	253,741	10,297
* Swift Energy Co.	246,426	10,084
* Alpha Natural Resources, Inc.	432,258	10,041
* Grey Wolf, Inc.	1,523,917	9,982
*^ Delta Petroleum Corp.	541,573	9,721
* Bill Barrett Corp.	237,869	9,374
World Fuel Services Corp.	223,835	9,135
*^ USEC Inc.	860,127	8,816
* Stone Energy Corp.	219,584	8,786
* Carrizo Oil & Gas, Inc.	193,022	8,659
*^ ION Geophysical Corp.	596,732	8,253
*^ ATP Oil & Gas Corp.	174,782	8,220
CARBO Ceramics Inc.	161,416	8,189
* Bristow Group, Inc.	184,778	8,077
* Rosetta Resources, Inc.	418,082	7,668
* Arena Resources, Inc.	116,710	7,644
* Parker Drilling Co.	920,282	7,473
* Complete Production Services, Inc.	358,911	7,350
* Gulfmark Offshore, Inc.	150,471	7,322
*^ Willbros Group, Inc.	204,013	6,936
Lufkin Industries, Inc.	123,957	6,820
General Maritime Corp.	243,768	6,804
* NATCO Group Inc.	129,183	6,685
* Hornbeck Offshore Services, Inc.	180,851	6,637
W&T Offshore, Inc.	251,555	6,133
*^ Oilsands Quest, Inc.	1,307,372	5,792
* Petroleum Development Corp.	122,674	5,441
* Warren Resources Inc.	425,345	5,334
* Parallel Petroleum Corp.	294,883	5,010
* Pioneer Drilling Co.	410,080	4,995
*^ International Coal Group, Inc.	1,074,936	4,773
*^ Enbridge Energy Management LLC	95,150	4,719
* Matrix Service Co.	212,366	4,449
*^ Goodrich Petroleum Corp.	128,359	4,069
RPC Inc.	282,427	4,013
* Newpark Resources, Inc.	742,029	3,977
*^ Harvest Natural Resources, Inc.	315,300	3,765
* Trico Marine Services, Inc.	122,462	3,649
* PetroQuest Energy, Inc.	335,487	3,600
* Basic Energy Services Inc.	168,445	3,541
*^ Allis-Chalmers Energy Inc.	185,506	3,513
*^ US BioEnergy Corp.	448,486	3,458
* Energy Partners, Ltd.	235,415	3,456
*^ Evergreen Energy, Inc.	655,632	3,344
* Horizon Offshore, Inc.	201,926	3,332
*^ SulphCo, Inc.	377,758	3,324
Alon USA Energy, Inc.	96,225	3,250
MarkWest Hydrocarbon, Inc.	54,421	3,163
* Bois d'Arc Energy, Inc.	164,810	3,159
*^ Cal Dive International, Inc.	208,486	3,127
* Superior Well Services, Inc.	135,051	3,070
* Veneco Inc.	162,593	2,788
*^ Aventine Renewable Energy Holdings, Inc.	258,087	2,728
Delek US Holdings, Inc.	105,421	2,644
*^ Rentech, Inc.	1,207,588	2,608
*^ Pacific Ethanol, Inc.	266,682	2,565
*^ McMoRan Exploration Co.	187,228	2,518
* Bronco Drilling Co., Inc.	169,940	2,515
* Brigham Exploration Co.	358,958	2,129
*^ VeraSun Energy Corp.	189,684	2,087
* The Meridian Resource Corp.	739,564	1,834
*^ Verenium Corp.	259,765	1,372
*^ GeoGlobal Resources Inc.	270,450	974

		1,139,004

Financials (18.3%)
Annaly Mortgage Management Inc. REIT	2,553,682	40,680
*^ Affiliated Managers Group, Inc.	245,851	31,348
Jones Lang LaSalle Inc.	303,684	31,207
Rayonier Inc. REIT	638,921	30,694
Health Care Inc. REIT	664,417	29,394
Raymond James Financial, Inc.	786,194	25,826
Alexandria Real Estate Equities, Inc. REIT	260,570	25,082
Jefferies Group, Inc.	879,958	24,489
Taubman Co. REIT	442,332	24,218
Essex Property Trust, Inc. REIT	205,787	24,194
Arthur J. Gallagher & Co.	816,189	23,645
BRE Properties Inc. Class A REIT	418,227	23,391
Realty Income Corp. REIT	833,786	23,304
Mack-Cali Realty Corp. REIT	560,540	23,038
Cullen/Frost Bankers, Inc.	445,460	22,326
Nationwide Health Properties, Inc. REIT	736,611	22,194
StanCorp Financial Group, Inc.	441,833	21,875
Bank of Hawaii Corp.	410,272	21,683
Wilmington Trust Corp.	538,888	20,963
Valley National Bancorp	943,481	20,926
* Philadelphia Consolidated Holding Corp.	500,717	20,700
Fulton Financial Corp.	1,433,328	20,611
Apollo Investment Corp.	964,484	20,061
* Conseco, Inc.	1,245,245	19,924
Webster Financial Corp.	466,546	19,651
Aspen Insurance Holdings Ltd.	691,702	19,305
Endurance Specialty Holdings Ltd.	462,580	19,220
International Securities Exchange, Inc.	288,906	19,204
Washington Federal Inc.	721,268	18,940
Douglas Emmett, Inc. REIT	759,702	18,787
Waddell & Reed Financial, Inc.	694,793	18,780
The Hanover Insurance Group Inc.	424,985	18,780
Digital Realty Trust, Inc. REIT	475,993	18,749
East West Bancorp, Inc.	505,630	18,182
Allied World Assurance Holdings, Ltd.	348,778	18,105
CBL & Associates Properties, Inc. REIT	514,393	18,029
Platinum Underwriters Holdings, Ltd.	493,553	17,748
* Alleghany Corp.	43,685	17,736
HRPT Properties Trust REIT	1,749,722	17,305
Brandywine Realty Trust REIT	682,637	17,278
Kilroy Realty Corp. REIT	269,624	16,347
Highwood Properties, Inc. REIT	445,552	16,338
* Investment Technology Group, Inc.	365,498	15,709
National Financial Partners Corp.	294,964	15,627
Montpelier Re Holdings Ltd.	875,946	15,504
Corporate Office Properties Trust, Inc. REIT	368,662	15,347
Senior Housing Properties Trust REIT	690,307	15,228
BancorpSouth, Inc.	609,963	14,822
Delphi Financial Group, Inc.	360,577	14,575
First Industrial Realty Trust REIT	374,229	14,546
DCT Industrial Trust Inc. REIT	1,388,452	14,537
Reinsurance Group of America, Inc.	255,098	14,482
Potlatch Corp. REIT	321,601	14,482
UCBH Holdings, Inc.	823,989	14,403
^ IndyMac Bancorp, Inc.	606,691	14,324
Home Properties, Inc. REIT	274,148	14,305
First Midwest Bancorp, Inc.	412,431	14,089
Whitney Holdings Corp.	529,095	13,958
Post Properties, Inc. REIT	360,075	13,935
LaSalle Hotel Properties REIT	330,862	13,923
The South Financial Group, Inc.	611,273	13,900
Zenith National Insurance Corp.	305,462	13,712
National Retail Properties REIT	550,104	13,412
* SVB Financial Group	283,033	13,404
* ProAssurance Corp.	247,445	13,330
Chittenden Corp.	377,911	13,287
Sunstone Hotel Investors, Inc. REIT	514,890	13,202
Hilb, Rogal and Hamilton Co.	303,179	13,137
FirstMerit Corp.	663,690	13,115
BioMed Realty Trust, Inc. REIT	540,812	13,034
DiamondRock Hospitality Co. REIT	740,414	12,891
^ Thornburg Mortgage, Inc. REIT	996,192	12,801
UMB Financial Corp.	295,227	12,653
Strategic Hotels and Resorts, Inc. REIT	612,901	12,620
The Phoenix Cos., Inc.	894,189	12,617
Colonial Properties Trust REIT	364,245	12,494
First Community Bancorp	227,234	12,432
NewAlliance Bancshares, Inc.	845,276	12,409
Washington REIT	371,921	12,340
^ Westamerica Bancorporation	247,718	12,339
IPC Holdings Ltd.	420,372	12,128
Commerce Group, Inc.	405,135	11,939
First Niagara Financial Group, Inc.	843,474	11,935
Pennsylvania REIT	306,130	11,921
Cathay General Bancorp	358,526	11,548
Assured Guaranty Ltd.	419,053	11,386
* GFI Group Inc.	131,193	11,298
Entertainment Properties Trust REIT	219,779	11,165
Sterling Financial Corp.	401,615	10,807
Trustmark Corp.	383,293	10,748
Healthcare Realty Trust Inc. REIT	394,336	10,513
Tanger Factory Outlet Centers, Inc. REIT	258,133	10,478
* Argo Group International Holdings	239,258	10,410
Lexington Realty Trust REIT	518,197	10,369
Equity Inns, Inc. REIT	453,381	10,237
Citizens Banking Corp.	625,807	10,082
Downey Financial Corp.	172,352	9,962
Mid-America Apartment Communities, Inc. REIT	199,361	9,938
Alabama National BanCorporation	127,541	9,938
Equity Lifestyle Properties, Inc. REIT	190,452	9,865
United Bankshares, Inc.	323,189	9,838
Max Re Capital Ltd.	348,012	9,758
FelCor Lodging Trust, Inc. REIT	489,338	9,753
* Knight Capital Group, Inc. Class A	813,280	9,727
Pacific Capital Bancorp	369,810	9,726
Ashford Hospitality Trust REIT	960,177	9,650
Selective Insurance Group	452,207	9,623
Prosperity Bancshares, Inc.	289,019	9,584
Umpqua Holdings Corp.	477,044	9,546
R.L.I. Corp.	167,839	9,520
Cousins Properties, Inc. REIT	321,608	9,442
International Bancshares Corp.	429,637	9,323
Ares Capital Corp.	572,850	9,320
Cash America International Inc.	244,963	9,211
EastGroup Properties, Inc. REIT	195,845	8,864
Odyssey Re Holdings Corp.	238,312	8,844
optionsXpress Holdings Inc.	337,419	8,820
Glacier Bancorp, Inc.	390,983	8,805
American Financial Realty Trust REIT	1,077,251	8,672
Omega Healthcare Investors, Inc. REIT	554,367	8,609
Boston Private Financial Holdings, Inc.	305,390	8,502
* Piper Jaffray Cos., Inc.	155,716	8,346
MB Financial, Inc.	241,140	8,331
Provident Bankshares Corp.	265,731	8,325
First Charter Corp.	275,369	8,308
Equity One, Inc. REIT	304,559	8,284
F.N.B. Corp.	497,541	8,229
Old National Bancorp	492,978	8,169
* Signature Bank	231,196	8,145
Greater Bay Bancorp	293,503	8,101
^ Enstar Group Ltd.	63,887	8,098
Hancock Holding Co.	201,955	8,094
Wintrust Financial Corp.	189,077	8,072
Provident Financial Services Inc.	489,286	8,010
Maguire Properties, Inc. REIT	309,907	8,005
^ Greenhill & Co., Inc.	129,945	7,933
^ Park National Corp.	90,710	7,910
Inland Real Estate Corp. REIT	510,546	7,908
Sovran Self Storage, Inc. REIT	169,794	7,783
Susquehanna Bancshares, Inc.	387,051	7,780
United Community Banks, Inc.	317,063	7,774
Extra Space Storage Inc. REIT	504,284	7,761
Frontier Financial Corp.	330,122	7,702
^ Newcastle Investment Corp. REIT	435,009	7,665
First Citizens BancShares Class A	43,348	7,560
PS Business Parks, Inc. REIT	131,794	7,492
MCG Capital Corp.	515,944	7,424
Central Pacific Financial Co.	253,552	7,404
Municipal Mortgage & Equity, L.L.C.	317,194	7,203
Glimcher Realty Trust REIT	305,932	7,189
^ Redwood Trust, Inc. REIT	214,328	7,120
^ Franklin Street Properties Corp. REIT	409,350	7,061
Horace Mann Educators Corp.	356,543	7,027
Sterling Bancshares, Inc.	613,516	7,000
^ Portfolio Recovery Associates, Inc.	131,843	6,997
Acadia Realty Trust REIT	251,727	6,829
*^ First Federal Financial Corp.	137,100	6,793
TrustCo Bank NY	619,328	6,769
Security Capital Assurance, Ltd.	296,359	6,769
* Universal American Financial Corp.	293,705	6,699
United Fire & Casualty Co.	170,924	6,681
Infinity Property & Casualty Corp.	159,750	6,425
* Alexander's, Inc. REIT	16,647	6,417
National Penn Bancshares Inc.	384,885	6,297
Capitol Federal Financial	183,538	6,277
*^ KBW Inc.	217,151	6,250
MFA Mortgage Investments, Inc. REIT	774,058	6,208
CVB Financial Corp.	522,238	6,110
^ First Commonwealth Financial Corp.	549,129	6,073
National Health Investors REIT	194,675	6,017
* Navigators Group, Inc.	110,814	6,012
Financial Federal Corp.	213,576	5,982
* Investors Bancorp, Inc.	417,987	5,919
Advanta Corp. Class B	213,138	5,844
Friedman, Billings, Ramsey Group, Inc. REIT	1,264,903	5,831
NBT Bancorp, Inc.	267,948	5,825
* PICO Holdings, Inc.	139,785	5,808
Parkway Properties Inc. REIT	131,053	5,785
Community Banks, Inc.	193,917	5,777
Brookline Bancorp, Inc.	493,880	5,724
Midland Co.	103,504	5,689
* First Cash Financial Services, Inc.	240,678	5,637
* Dollar Financial Corp.	196,800	5,615
American Campus Communities, Inc. REIT	190,660	5,584
S & T Bancorp, Inc.	173,715	5,575
First BanCorp Puerto Rico	583,478	5,543
^ Medical Properties Trust Inc. REIT	408,756	5,445
Calamos Asset Management, Inc.	192,638	5,438
Alfa Corp.	298,328	5,424
^ PrivateBancorp, Inc.	154,714	5,390
* Stifel Financial Corp.	92,480	5,349
U-Store-It Trust REIT	402,145	5,308
Hanmi Financial Corp.	342,072	5,299
LandAmerica Financial Group, Inc.	133,881	5,219
City Holding Co.	141,414	5,149
First Financial Bankshares, Inc.	127,991	5,143
Bank Mutual Corp.	433,246	5,108
^ NorthStar Realty Finance Corp. REIT	505,808	5,023
OneBeacon Insurance Group Ltd.	232,976	5,021
Cedar Shopping Centers, Inc. REIT	364,333	4,962
Gramercy Capital Corp. REIT	195,003	4,908
Stewart Information Services Corp.	141,938	4,864
Cohen & Steers, Inc.	131,127	4,856
IBERIABANK Corp.	90,412	4,760
Anthracite Capital Inc. REIT	521,235	4,743
Northwest Bancorp, Inc.	165,900	4,722
National Western Life Insurance Co. Class A	18,426	4,716
Ramco-Gershenson Properties Trust REIT	148,115	4,627
Community Bank System, Inc.	235,434	4,596
Amcore Financial, Inc.	180,802	4,506
American Equity Investment Life Holding Co.	422,331	4,498
Kite Realty Group Trust REIT	238,557	4,485
Tower Group, Inc.	171,227	4,483
Chemical Financial Corp.	184,725	4,480
Saul Centers, Inc. REIT	86,860	4,473
*^ Hilltop Holdings Inc.	371,973	4,367
First Potomac REIT	199,638	4,352
Sun Communities, Inc. REIT	143,207	4,308
* World Acceptance Corp.	130,032	4,301
Columbia Banking System, Inc.	133,236	4,240
BankUnited Financial Corp.	271,259	4,215
* Texas Capital Bancshares, Inc.	193,885	4,215
Advance America, Cash Advance Centers, Inc.	393,976	4,204
FBL Financial Group, Inc. Class A	106,272	4,197
Provident New York Bancorp, Inc.	316,619	4,151
Anchor Bancorp Wisconsin Inc.	153,097	4,134
Safety Insurance Group, Inc.	113,680	4,086
Investors Real Estate Trust REIT	375,780	4,058
*^ Tejon Ranch Co.	97,089	4,019
Cascade Bancorp	175,881	3,915
Sandy Spring Bancorp, Inc.	129,778	3,909
Getty Realty Holding Corp. REIT	143,133	3,893
WestBanco Inc.	155,051	3,873
*^ Western Alliance Bancorp	163,005	3,842
* MarketAxess Holdings, Inc.	255,974	3,840
Harleysville Group, Inc.	117,686	3,764
* United America Indemnity, Ltd.	172,996	3,721
LTC Properties, Inc. REIT	156,105	3,695
CapLease, Inc. REIT	358,347	3,673
Harleysville National Corp.	227,837	3,620
SWS Group, Inc.	204,331	3,615
* EZCORP, Inc.	268,233	3,608
Sterling Financial Corp. (PA)	207,843	3,565
Partners Trust Financial Group, Inc.	292,093	3,555
First Financial Bancorp	277,722	3,549
West Coast Bancorp	122,801	3,489
First Indiana Corp.	110,728	3,468
State Auto Financial Corp.	118,407	3,463
Crystal River Capital Inc. REIT	205,640	3,457
BankAtlantic Bancorp, Inc. Class A	396,010	3,433
KNBT Bancorp Inc.	205,970	3,407
Community Trust Bancorp Inc.	112,720	3,386
Gamco Investors Inc. Class A	61,742	3,383
Amtrust Financial Services Inc.	221,949	3,367
TierOne Corp.	126,718	3,354
^ Capital Trust Class A REIT	93,745	3,328
^ Corus Bankshares Inc.	255,250	3,323
Independent Bank Corp. (MA)	111,092	3,299
^ ASTA Funding, Inc.	86,008	3,296
Universal Health Realty Income REIT	91,950	3,267
American Physicians Capital, Inc.	83,122	3,238
Dime Community Bancshares	212,168	3,176
* Move, Inc.	1,147,678	3,168
Bank of the Ozarks, Inc.	103,544	3,161
City Bank Lynnwood (WA)	109,792	3,153
First State Bancorporation	159,942	3,141
Banner Corp.	91,220	3,137
Education Realty Trust, Inc. REIT	230,689	3,114
Presidential Life Corp.	183,254	3,108
WSFS Financial Corp.	49,236	3,072
Renasant Corp.	140,468	3,038
Nara Bancorp, Inc.	194,188	3,033
Arbor Realty Trust, Inc. REIT	158,032	2,985
Washington Trust Bancorp, Inc.	110,541	2,981
Capitol Bancorp Ltd.	119,706	2,972
First Financial Holdings, Inc.	94,223	2,947
First Merchants Corp.	136,328	2,939
* Ocwen Financial Corp.	311,456	2,937
Nelnet, Inc.	160,042	2,919
First Busey Corp.	133,070	2,916
Flagstar Bancorp, Inc.	298,945	2,909
Deerfield Triarc Capital Corp. REIT	318,692	2,884
BankFinancial Corp.	181,464	2,871
^ Capital City Bank Group, Inc.	91,678	2,860
First Community Bancshares, Inc.	78,473	2,843
PFF Bancorp, Inc.	182,240	2,796
Old Second Bancorp, Inc.	97,546	2,780
Capital Southwest Corp.	22,410	2,751
S.Y. Bancorp, Inc.	101,580	2,747
*^ CompuCredit Corp.	122,095	2,651
* Centennial Bank Holdings Inc.	409,487	2,621
* Tradestation Group Inc.	222,583	2,598
^ RAIT Financial Trust REIT	315,144	2,594
First Place Financial Corp.	144,629	2,560
* CNA Surety Corp.	144,818	2,553
JER Investors Trust Inc. REIT	202,934	2,527
GMH Communities Trust REIT	325,547	2,523
CoBiz Inc.	147,066	2,518
U.S.B. Holding Co., Inc.	107,961	2,508
First Financial Corp. (IN)	82,648	2,504
TriCo Bancshares	111,596	2,485
Simmons First National Corp.	94,346	2,485
Integra Bank Corp.	137,019	2,484
Omega Financial Corp.	93,769	2,476
* Nexcen Brands, Inc.	354,099	2,380
Union Bankshares Corp.	104,555	2,374
* NewStar Financial, Inc.	209,258	2,352
First Source Corp.	102,595	2,349
Yardville National Bancorp	68,676	2,310
W Holding Co., Inc.	1,023,150	2,292
BancFirst Corp.	50,117	2,249
Lakeland Bancorp, Inc.	164,765	2,238
Tompkins Trustco, Inc.	56,294	2,235
^ Seacoast Banking Corp. of Florida	118,342	2,213
^ Fremont General Corp.	559,796	2,183
Univest Corp. of Pennsylvania	91,649	2,174
*^ LaBranche & Co. Inc.	455,023	2,130
Midwest Banc Holdings, Inc.	143,433	2,119
*^ Virginia Commerce Bancorp, Inc.	147,140	2,110
Advanta Corp. Class A	86,436	2,106
*^ Accredited Home Lenders Holding Co.	177,227	2,068
Sterling Bancorp	147,345	2,063
* eHealth, Inc.	74,385	2,060
Resource America, Inc.	129,585	2,046
Urstadt Biddle Properties Class A REIT	132,227	2,046
James River Group Inc.	62,648	2,030
* Penson Worldwide, Inc.	109,436	2,022
Anworth Mortgage Asset Corp. REIT	374,167	2,017
^ Heartland Financial USA, Inc.	95,216	1,957
Kearny Financial Corp.	150,064	1,919
Independent Bank Corp. (MI)	169,919	1,878
*^ Triad Guaranty, Inc.	98,099	1,861
*^ Oritani Financial Corp.	115,958	1,837
Great Southern Bancorp, Inc.	73,868	1,835
Irwin Financial Corp.	160,812	1,772
ViewPoint Financial Group	94,809	1,752
*^ Primus Guaranty, Ltd.	165,563	1,742
Baldwin & Lyons, Inc. Class B	62,206	1,699
* Franklin Bank Corp.	183,497	1,688
Wilshire Bancorp Inc.	145,265	1,594
Donegal Group Inc. Class A	97,260	1,574
United Community Financial Corp.	215,140	1,553
* Thomas Weisel Partners Group, Inc.	105,154	1,526
* Scottish Re Group Ltd.	476,485	1,520
National Interstate Corp.	47,806	1,472
*^ Credit Acceptance Corp.	62,696	1,448
Center Financial Corp.	102,024	1,419
Taylor Capital Group, Inc.	50,000	1,397
^ Roma Financial Corp.	80,210	1,372
*^ Wauwatosa Holdings, Inc.	81,034	1,317
Republic Bancorp, Inc. Class A	75,570	1,197
Asset Acceptance Capital Corp.	93,557	1,085
* Darwin Professional Underwriters, Inc.	48,622	1,050
^ Impac Mortgage Holdings, Inc. REIT	590,840	910
* First Acceptance Corp.	157,128	793
^ Luminent Mortgage Capital, Inc. REIT	391,734	654
* Crawford & Co. Class B	90,376	564
*^ ACA Capital Holdings Inc.	92,287	562
Urstadt Biddle Properties REIT	23,513	389
Merrill Lynch & Co., Inc.	821	59
* CSF Holdings Inc. Contingent Litigation Rights	29,125	-

		2,840,383

Health Care (11.0%)
* Cytyc Corp.	950,703	45,301
* WellCare Health Plans Inc.	290,160	30,592
* Respironics, Inc.	607,657	29,186
* VCA Antech, Inc.	693,525	28,955
PerkinElmer, Inc.	988,298	28,868
* Gen-Probe Inc.	432,774	28,814
* IDEXX Laboratories Corp.	255,528	28,003
* ResMed Inc.	642,355	27,538
*^ Hologic, Inc.	444,996	27,145
* Kyphon Inc.	376,018	26,321
* Pediatrix Medical Group, Inc.	400,352	26,191
* Ventana Medical Systems, Inc.	279,961	24,051
* Inverness Medical Innovations, Inc.	428,106	23,683
* Edwards Lifesciences Corp.	475,565	23,450
*^ Illumina, Inc.	442,385	22,951
Universal Health Services Class B	414,309	22,547
* PDL BioPharma Inc.	962,434	20,798
* Immucor Inc.	568,735	20,332
* HLTH Corp.	1,421,077	20,137
* BioMarin Pharmaceutical Inc.	790,866	19,693
* Onyx Pharmaceuticals, Inc.	450,660	19,613
* Techne Corp.	309,147	19,501
Cooper Cos., Inc.	368,049	19,293
* Alexion Pharmaceuticals, Inc.	285,282	18,586
* Myriad Genetics, Inc.	355,141	18,521
* Sierra Health Services, Inc.	434,826	18,345
* MGI Pharma, Inc.	658,678	18,298
* Psychiatric Solutions, Inc.	447,628	17,583
* OSI Pharmaceuticals, Inc.	475,436	16,160
* Varian, Inc.	253,156	16,103
* Healthways, Inc.	289,064	15,601
Mentor Corp.	332,155	15,296
* Alkermes, Inc.	829,576	15,264
*^ Advanced Medical Optics, Inc.	494,208	15,118
* AMERIGROUP Corp.	435,047	15,000
STERIS Corp.	537,328	14,685
* Affymetrix, Inc.	565,613	14,350
Medicis Pharmaceutical Corp.	460,385	14,046
* Medarex, Inc.	986,409	13,968
Perrigo Co.	649,901	13,875
* Bio-Rad Laboratories, Inc. Class A	151,672	13,726
* LifePoint Hospitals, Inc.	452,431	13,577
* Sunrise Senior Living, Inc.	373,798	13,221
* Magellan Health Services, Inc.	322,385	13,082
Owens & Minor, Inc. Holding Co.	334,194	12,729
* ArthroCare Corp.	226,834	12,678
* Dionex Corp.	156,794	12,459
Chemed Corp.	198,230	12,322
* Valeant Pharmaceuticals International	783,457	12,128
* Align Technology, Inc.	466,044	11,805
* Allscripts Healthcare Solutions, Inc.	433,545	11,719
*^ United Therapeutics Corp.	171,614	11,419
*^ HealthSouth Corp.	648,987	11,364
West Pharmaceutical Services, Inc.	272,107	11,336
* Pharmion Corp.	238,352	10,998
* Human Genome Sciences, Inc.	1,051,578	10,821
* Haemonetics Corp.	218,772	10,812
* inVentiv Health, Inc.	243,762	10,682
* PSS World Medical, Inc.	557,867	10,672
* Cepheid, Inc.	454,392	10,360
* Nuvasive, Inc.	284,574	10,225
*^ Adams Respiratory Therapeutics, Inc.	264,322	10,187
* Isis Pharmaceuticals, Inc.	680,451	10,186
* LifeCell Corp.	265,540	9,976
PolyMedica Corp.	187,616	9,854
* Theravance, Inc.	377,567	9,851
* Cubist Pharmaceuticals, Inc.	456,294	9,641
*^ American Medical Systems Holdings, Inc.	564,366	9,566
* DJ Orthopedics Inc.	194,277	9,539
* PAREXEL International Corp.	229,452	9,469
* Apria Healthcare Group Inc.	359,893	9,361
Meridian Bioscience Inc.	307,478	9,323
* Eclipsys Corp.	393,647	9,180
* Applera Corp.-Celera Genomics Group	650,285	9,143
* Exelixis, Inc.	857,195	9,078
* Regeneron Pharmaceuticals, Inc.	472,558	8,412
* Integra LifeSciences Holdings	171,695	8,341
* Amedisys Inc.	213,832	8,215
* Thoratec Corp.	394,764	8,168
* Wright Medical Group, Inc.	292,107	7,834
* Centene Corp.	360,008	7,744
* Martek Biosciences Corp.	266,068	7,724
* Xenoport Inc.	163,132	7,675
Alpharma, Inc. Class A	356,299	7,611
* AMAG Pharmaceuticals, Inc.	131,181	7,504
* Omnicell, Inc.	259,218	7,398
Analogic Corp.	115,143	7,341
* HealthExtras, Inc.	259,471	7,221
* The Medicines Co.	405,117	7,215
*^ Alnylam Pharmaceuticals Inc.	216,791	7,104
* Healthspring, Inc.	354,026	6,904
* Sciele Pharma, Inc.	261,690	6,809
*^ Nektar Therapeutics	755,550	6,672
* CONMED Corp.	233,260	6,529
* Savient Pharmaceuticals Inc.	437,835	6,370
* K-V Pharmaceutical Co. Class A	221,538	6,336
* The TriZetto Group, Inc.	354,379	6,205
*^ SurModics, Inc.	125,811	6,166
* Orthofix International N.V.	122,533	6,000
* AmSurg Corp.	251,880	5,811
Invacare Corp.	241,616	5,649
* Sirona Dental Systems Inc.	157,803	5,629
* Par Pharmaceutical Cos. Inc.	296,178	5,497
* AMN Healthcare Services, Inc.	285,568	5,349
*^ Dendreon Corp.	689,369	5,301
* Arena Pharmaceuticals, Inc.	477,398	5,227
* ViroPharma Inc.	574,962	5,117
* Greatbatch, Inc.	183,896	4,890
LCA-Vision Inc.	165,410	4,861
* Progenics Pharmaceuticals, Inc.	219,599	4,855
*^ InterMune Inc.	252,241	4,825
*^ Salix Pharmaceuticals, Ltd.	388,133	4,821
* Kindred Healthcare, Inc.	267,141	4,784
* PRA International	161,084	4,736
* Quidel Corp.	240,598	4,706
* Matria Healthcare, Inc.	177,425	4,641
* Conceptus, Inc.	243,468	4,621
*^ Assisted Living Concepts Inc.	496,073	4,534
* Foxhollow Technologies Inc.	170,901	4,512
* Kendle International Inc.	107,191	4,452
Incyte Corp.	621,812	4,446
*^ Geron Corp.	600,771	4,398
*^ CV Therapeutics, Inc.	489,468	4,395
* Cross Country Healthcare, Inc.	251,138	4,387
*^ Halozyme Therapeutics Inc.	504,136	4,381
* Symmetry Medical Inc.	261,767	4,372
* Res-Care, Inc.	188,823	4,313
* Emeritus Corp.	158,169	4,286
* Pharmanet Development Group, Inc.	146,069	4,240
* ICU Medical, Inc.	109,392	4,239
*^ SonoSite, Inc.	136,605	4,169
* Gentiva Health Services, Inc.	216,392	4,157
*^ Palomar Medical Technologies, Inc.	143,659	4,093
* MedCath Corp.	148,430	4,076
* Zymogenetics, Inc.	308,868	4,031
*^ Luminex Corp.	265,915	4,010
Ligand Pharmaceuticals Inc. Class B	750,097	4,006
*^ Medivation Inc.	194,200	3,894
* Abaxis, Inc.	172,518	3,873
Landauer, Inc.	75,551	3,850
* OraSure Technologies, Inc.	381,464	3,834
* Molina Healthcare Inc.	104,527	3,791
* eResearch Technology, Inc.	332,812	3,791
*^ ev3 Inc.	225,745	3,707
Datascope Corp.	107,305	3,628
*^ PharMerica corp.	238,594	3,560
Vital Signs, Inc.	65,538	3,417
* Keryx Biopharmaceuticals, Inc.	341,342	3,393
* Noven Pharmaceuticals, Inc.	204,925	3,264
*^ MannKind Corp.	332,930	3,223
* Omrix Biopharmaceuticals, Inc.	89,772	3,170
* Neurocrine Biosciences, Inc.	313,300	3,133
* Enzo Biochem, Inc.	271,931	3,086
* Senomyx, Inc.	249,022	3,051
* Bruker BioSciences Corp.	346,514	3,049
* Albany Molecular Research, Inc.	201,583	3,044
* Volcano Corp.	173,937	2,860
* Merit Medical Systems, Inc.	215,669	2,799
*^ Nighthawk Radiology Holdings, Inc.	111,303	2,728
* Odyssey Healthcare, Inc.	282,855	2,718
*^ Akorn, Inc.	357,950	2,681
National Healthcare Corp.	51,544	2,649
*^ ARIAD Pharmaceuticals, Inc.	566,227	2,622
Cambrex Corp.	236,411	2,575
* Cyberonics, Inc.	169,505	2,363
* Rigel Pharmaceuticals, Inc.	250,233	2,360
* Radiation Therapy Services, Inc.	106,515	2,218
*^ Momenta Pharmaceuticals, Inc.	194,575	2,216
*^ Hansen Medical Inc.	80,641	2,186
* GTx, Inc.	129,489	2,108
*^ Nabi Biopharmaceuticals	501,178	2,035
* Affymax Inc.	73,721	1,995
* Aspect Medical Systems, Inc.	138,357	1,877
* Alliance Imaging, Inc.	207,198	1,877
* Cadence Pharmaceuticals, Inc.	120,079	1,681
*^ deCODE genetics, Inc.	484,336	1,681
* K-V Pharmaceutical Co. Class B	53,281	1,527
*^ Osiris Therapeutics, Inc.	112,307	1,447
* Northstar Neuroscience, Inc.	116,649	1,302
*^ Telik, Inc.	428,050	1,246
* Nuvelo, Inc.	432,522	887
* Panacos Pharmaceuticals Inc.	430,606	689
*^ Idenix Pharmaceuticals Inc.	164,015	474
* Emergent Biosolutions Inc.	44,885	399
* Coley Pharmaceutical Group	118,189	371
Arrow International, Inc.	3,020	137

		1,707,032

Industrials (17.0%)
The Manitowoc Co., Inc.	1,029,279	45,576
* Stericycle, Inc.	732,523	41,871
Harsco Corp.	694,145	41,142
* Shaw Group, Inc.	666,433	38,720
* AGCO Corp.	754,649	38,313
* Quanta Services, Inc.	1,396,643	36,941
Flowserve Corp.	470,765	35,863
* BE Aerospace, Inc.	760,895	31,600
* Alliant Techsystems, Inc.	273,290	29,871
* General Cable Corp.	431,471	28,960
* Thomas & Betts Corp.	480,044	28,150
Kennametal, Inc.	320,661	26,929
* Corrections Corp. of America	1,013,571	26,525
* Continental Airlines, Inc. Class B	801,577	26,476
Lincoln Electric Holdings, Inc.	336,233	26,095
Carlisle Co., Inc.	512,277	24,897
Trinity Industries, Inc.	662,697	24,878
* Covanta Holding Corp.	1,014,841	24,874
The Timken Co.	665,582	24,726
Ryder System, Inc.	504,607	24,726
* URS Corp.	437,646	24,705
Donaldson Co., Inc.	588,897	24,592
Hubbell Inc. Class B	425,767	24,320
IDEX Corp.	663,983	24,162
Teleflex Inc.	307,110	23,930
Laidlaw International Inc.	654,912	23,066
The Brink's Co.	400,369	22,373
Bucyrus International, Inc.	303,315	22,121
Graco, Inc.	548,915	21,468
* Washington Group International, Inc.	238,454	20,939
* Copart, Inc.	602,864	20,732
* Kansas City Southern	634,017	20,396
MSC Industrial Direct Co., Inc. Class A	387,476	19,602
The Toro Co.	332,570	19,565
* United Rentals, Inc.	606,699	19,518
* Avis Budget Group, Inc.	841,356	19,259
Landstar System, Inc.	458,514	19,244
Crane Co.	394,629	18,930
DRS Technologies, Inc.	336,095	18,526
* Kirby Corp.	417,554	18,431
Acuity Brands, Inc.	359,112	18,128
GATX Corp.	423,252	18,094
* Waste Connections, Inc.	566,271	17,985
* FTI Consulting, Inc.	352,707	17,745
* Hexcel Corp.	778,728	17,685
Belden Inc.	371,845	17,443
Curtiss-Wright Corp.	365,632	17,368
Con-way, Inc.	376,720	17,329
* Gardner Denver Inc.	436,496	17,023
Alexander & Baldwin, Inc.	336,172	16,852
* EMCOR Group, Inc.	526,075	16,498
Lennox International Inc.	478,737	16,181
* WESCO International, Inc.	376,338	16,160
* Ceradyne, Inc.	212,969	16,130
Woodward Governor Co.	254,531	15,883
Watson Wyatt & Co. Holdings	352,594	15,846
Deluxe Corp.	427,929	15,765
* IHS Inc. Class A	277,523	15,677
Granite Construction Co.	294,065	15,591
Brady Corp. Class A	416,118	14,930
Actuant Corp.	226,208	14,697
* Teledyne Technologies, Inc.	273,737	14,615
* GrafTech International Ltd.	818,668	14,605
Wabtec Corp.	383,800	14,377
Herman Miller, Inc.	523,430	14,206
CLARCOR Inc.	401,902	13,749
* Genlyte Group, Inc.	211,163	13,569
Baldor Electric Co.	339,589	13,567
UAP Holding Corp.	424,361	13,308
Macquarie Infrastructure Co. LLC	343,962	13,273
IKON Office Solutions, Inc.	1,031,884	13,260
* Moog Inc.	299,978	13,181
* YRC Worldwide, Inc.	474,164	12,954
HNI Corp.	356,051	12,818
* United Stationers, Inc.	229,906	12,764
Skywest, Inc.	505,456	12,722
Regal-Beloit Corp.	263,492	12,619
Valmont Industries, Inc.	148,551	12,605
Nordson Corp.	250,262	12,566
* American Commercial Lines Inc.	514,988	12,221
Kaydon Corp.	233,316	12,130
* Esterline Technologies Corp.	210,980	12,036
* Geo Group Inc.	404,688	11,983
Mine Safety Appliances Co.	251,673	11,856
* PHH Corp.	441,603	11,605
Walter Industries, Inc.	429,269	11,547
*^ JetBlue Airways Corp.	1,251,255	11,537
UTI Worldwide, Inc.	489,515	11,249
Triumph Group, Inc.	135,849	11,100
Mueller Industries Inc.	305,215	11,030
* Orbital Sciences Corp.	489,101	10,878
Genco Shipping and Trading Ltd.	159,521	10,453
Briggs & Stratton Corp.	408,003	10,274
^ Simpson Manufacturing Co.	319,360	10,172
* Tetra Tech, Inc.	478,593	10,108
* Huron Consulting Group Inc.	138,412	10,051
Applied Industrial Technology, Inc.	322,602	9,946
Eagle Bulk Shipping Inc.	385,486	9,922
* Perini Corp.	176,165	9,853
* Hub Group, Inc.	319,652	9,599
* Acco Brands Corp.	422,579	9,483
* AAR Corp.	307,487	9,329
Watsco, Inc.	200,339	9,302
Steelcase Inc.	513,335	9,230
* Cenveo Inc.	420,628	9,098
Resources Connection, Inc.	383,950	8,888
* The Advisory Board Co.	148,896	8,706
* Genesee & Wyoming Inc. Class A	297,675	8,585
Knight Transportation, Inc.	498,165	8,573
* TransDigm Group, Inc.	185,977	8,501
Barnes Group, Inc.	261,415	8,344
* Astec Industries, Inc.	144,306	8,290
* Alaska Air Group, Inc.	351,388	8,114
* The Middleby Corp.	125,154	8,077
Albany International Corp.	215,081	8,063
* CoStar Group, Inc.	150,429	8,040
Watts Water Technologies, Inc.	258,553	7,938
EDO Corp.	139,641	7,821
Mueller Water Products, Inc.	707,576	7,783
* Sequa Corp. Class A	46,760	7,752
* TeleTech Holdings, Inc.	320,779	7,670
*^ Taser International Inc.	485,698	7,621
Ameron International Corp.	71,424	7,554
Heartland Express, Inc.	526,970	7,525
Administaff, Inc.	206,532	7,497
* AirTran Holdings, Inc.	754,581	7,425
*^ Energy Conversion Devices, Inc.	326,508	7,418
Forward Air Corp.	248,631	7,404
A.O. Smith Corp.	167,187	7,336
Werner Enterprises, Inc.	424,649	7,283
ABM Industries Inc.	363,217	7,257
* NCI Building Systems, Inc.	166,256	7,184
* EnPro Industries, Inc.	176,931	7,183
* Mobile Mini, Inc.	296,113	7,154
* II-VI, Inc.	206,716	7,138
* ESCO Technologies Inc.	214,262	7,122
* Labor Ready, Inc.	382,622	7,082
Interface, Inc.	382,121	6,897
Robbins & Myers, Inc.	119,741	6,860
* Dollar Thrifty Automotive Group, Inc.	197,072	6,836
* Chart Industries, Inc.	211,677	6,808
Tennant Co.	139,732	6,805
* Atlas Air Worldwide Holdings, Inc.	131,648	6,797
Horizon Lines Inc.	222,017	6,778
G & K Services, Inc. Class A	168,541	6,775
Rollins, Inc.	252,155	6,730
* RBC Bearings Inc.	175,155	6,717
* Armstrong Worldwide Industries, Inc.	162,996	6,616
Healthcare Services Group, Inc.	325,852	6,605
Quintana Maritime Ltd.	346,106	6,600
Kaman Corp. Class A	190,530	6,585
Aircastle Ltd.	194,140	6,488
* Williams Scotsman International Inc.	232,257	6,436
Arkansas Best Corp.	196,587	6,420
* Consolidated Graphics, Inc.	101,540	6,376
* Superior Essex Inc.	168,414	6,278
McGrath RentCorp	187,007	6,216
* Clean Harbors Inc.	139,034	6,190
Apogee Enterprises, Inc.	237,376	6,158
* Republic Airways Holdings Inc.	289,599	6,131
*^ Evergreen Solar, Inc.	684,271	6,111
* Goodman Global, Inc.	255,699	6,106
Federal Signal Corp.	395,295	6,072
* School Specialty, Inc.	174,503	6,043
* Layne Christensen Co.	108,762	6,034
Viad Corp.	164,961	5,939
Franklin Electric, Inc.	143,319	5,892
CIRCOR International, Inc.	128,197	5,821
Knoll, Inc.	327,700	5,813
* Korn/Ferry International	351,964	5,811
Pacer International, Inc.	303,856	5,788
* M&F Worldwide Corp.	111,138	5,578
Cubic Corp.	131,898	5,562
United Industrial Corp.	73,645	5,543
* Old Dominion Freight Line, Inc.	230,586	5,527
* Interline Brands, Inc.	239,626	5,509
* Heidrick & Struggles International, Inc.	148,401	5,409
Raven Industries, Inc.	134,349	5,381
* American Reprographics Co.	281,296	5,266
* GenCorp, Inc.	416,623	4,983
* Navigant Consulting, Inc.	392,911	4,974
* DynCorp International Inc. Class A	212,299	4,906
NACCO Industries, Inc. Class A	46,600	4,822
Comfort Systems USA, Inc.	338,221	4,803
Cascade Corp.	72,981	4,756
American Science & Engineering, Inc.	75,670	4,741
* CRA International Inc.	96,593	4,655
*^ FuelCell Energy, Inc.	518,214	4,633
* Kenexa Corp.	145,892	4,491
Ennis, Inc.	200,422	4,417
Kelly Services, Inc. Class A	219,239	4,343
Universal Forest Products, Inc.	140,772	4,209
HEICO Corp.	84,764	4,184
* EnerSys	232,385	4,129
Tredegar Corp.	227,589	3,926
*^ Amerco, Inc.	61,400	3,896
Gibraltar Industries Inc.	209,650	3,879
Freightcar America Inc.	100,983	3,858
* Spherion Corp.	465,741	3,847
Bowne & Co., Inc.	227,392	3,788
* Blount International, Inc.	331,557	3,766
*^ Beacon Roofing Supply, Inc.	364,876	3,729
* Kforce Inc.	288,114	3,705
* Columbus McKinnon Corp.	147,492	3,671
Encore Wire Corp.	144,564	3,633
* Rush Enterprises, Inc. Class A	141,775	3,594
TAL International Group, Inc.	137,117	3,438
*^ Insituform Technologies Inc. Class A	225,469	3,434
* ABX Air, Inc.	483,669	3,424
^ The Greenbrier Cos., Inc.	126,357	3,375
*^ Innerworkings, Inc.	195,642	3,371
* NuCo2, Inc.	129,796	3,341
* Griffon Corp.	220,340	3,327
* Allegiant Travel Co.	107,871	3,271
CDI Corp.	116,292	3,242
* CBIZ Inc.	401,843	3,195
^ Mueller Water Products, Inc. Class A	238,337	2,953
* Power-One, Inc.	572,874	2,922
Wabash National Corp.	257,939	2,912
* Accuride Corp.	230,608	2,793
* Pike Electric Corp.	148,622	2,788
Schawk, Inc.	120,976	2,730
* Hudson Highland Group, Inc.	207,255	2,638
*^ Medis Technology Ltd.	201,447	2,619
^ Houston Wire & Cable Co.	137,386	2,488
* LECG Corp.	155,526	2,317
* H&E Equipment Services, Inc.	125,943	2,264
* Commercial Vehicle Group Inc.	175,136	2,247
Electro Rent Corp.	159,749	2,238
* Argon ST, Inc.	110,121	2,180
*^ A.S.V., Inc.	154,578	2,169
American Woodmark Corp.	85,588	2,122
Vicor Corp.	172,319	2,089
*^ TurboChef Technologies, Inc.	156,057	2,060
American Railcar Industries, Inc.	87,044	1,917
* Volt Information Sciences Inc.	106,666	1,882
*^ Plug Power, Inc.	575,250	1,783
Bluelinx Holdings Inc.	242,937	1,710
HEICO Corp. Class A	43,234	1,708
Lawson Products, Inc.	45,997	1,601
* MTC Technologies, Inc.	82,548	1,594
* Builders FirstSource, Inc.	146,242	1,576
* First Advantage Corp. Class A	74,199	1,311
* ExpressJet Holdings, Inc.	382,098	1,181
The Standard Register Co.	89,015	1,131
*^ Trex Co., Inc.	99,057	1,102
* Rush Enterprises, Inc. Class B	43,916	1,048
Xerium Technologies Inc.	178,793	965
*^ Ionatron Inc.	262,663	901
* PGT, Inc.	99,373	788
*^ Sirva Inc.	419,074	289

		2,642,179

Information Technology (16.8%)
* Trimble Navigation Ltd.	985,803	38,653
* Varian Semiconductor Equipment Associates, Inc.	681,608	36,480
* Cypress Semiconductor Corp.	1,247,677	36,445
* Synopsys, Inc.	1,194,105	32,336
* Mettler-Toledo International Inc.	311,700	31,793
* ON Semiconductor Corp.	2,404,072	30,195
Global Payments Inc.	666,009	29,451
* FLIR Systems, Inc.	519,702	28,786
* Brocade Communications Systems, Inc.	3,306,975	28,308
* Ciena Corp.	702,376	26,746
* F5 Networks, Inc.	688,921	25,621
* CommScope, Inc.	505,281	25,385
* Integrated Device Technology Inc.	1,632,423	25,270
FactSet Research Systems Inc.	363,666	24,929
Diebold, Inc.	543,112	24,668
*^ Equinix, Inc.	262,970	23,323
*^ Itron, Inc.	247,791	23,062
* Anixter International Inc.	274,090	22,599
* Novell, Inc.	2,861,828	21,864
Broadridge Financial Solutions LLC	1,148,727	21,768
* MICROS Systems, Inc.	334,483	21,765
* ANSYS, Inc.	636,069	21,734
*^ Cree, Inc.	695,592	21,633
* Nuance Communications, Inc.	1,091,927	21,085
* SINA.com	428,674	20,512
* Polycom, Inc.	756,731	20,326
* Foundry Networks, Inc.	1,142,471	20,302
* International Rectifier Corp.	598,545	19,746
* Convergys Corp.	1,129,959	19,616
* Fairchild Semiconductor International, Inc.	1,021,398	19,080
* ADC Telecommunications, Inc.	968,256	18,987
* Unisys Corp.	2,861,427	18,943
* Atmel Corp.	3,628,440	18,723
* ValueClick, Inc.	824,120	18,510
* Vishay Intertechnology, Inc.	1,406,991	18,333
* Tech Data Corp.	453,899	18,210
* VeriFone Holdings, Inc.	408,931	18,128
Tektronix, Inc.	651,470	18,072
* Andrew Corp.	1,285,464	17,804
* Sybase, Inc.	753,367	17,425
Jack Henry & Associates Inc.	666,189	17,228
Fair Isaac, Inc.	473,473	17,097
* Silicon Laboratories Inc.	406,689	16,983
National Instruments Corp.	494,318	16,970
* Microsemi Corp.	597,393	16,655
* FormFactor Inc.	374,653	16,623
* Parametric Technology Corp.	948,334	16,520
* 3Com Corp.	3,287,303	16,239
MoneyGram International, Inc.	687,849	15,539
* Digital River, Inc.	340,959	15,258
* Tessera Technologies, Inc.	395,130	14,817
* PMC Sierra Inc.	1,761,434	14,778
* Benchmark Electronics, Inc.	598,819	14,294
* THQ Inc.	551,677	13,781
* Atheros Communications, Inc.	455,619	13,655
* Dolby Laboratories Inc.	388,226	13,518
* Emulex Corp.	703,545	13,487
* j2 Global Communications, Inc.	409,830	13,414
* SAIC, Inc.	692,916	13,297
* CACI International, Inc.	254,792	13,017
* Rambus Inc.	678,667	12,969
* TIBCO Software Inc.	1,718,731	12,701
* Sonus Networks, Inc.	2,082,114	12,701
* Perot Systems Corp.	751,021	12,700
* VistaPrint Ltd.	337,898	12,627
* Electronics for Imaging, Inc.	469,202	12,603
* Gartner, Inc. Class A	514,595	12,587
* Palm, Inc.	772,527	12,569
Acxiom Corp.	625,263	12,374
* Semtech Corp.	598,785	12,263
* Wright Express Corp.	329,170	12,011
ADTRAN Inc.	512,264	11,797
* Lawson Software, Inc.	1,162,645	11,638
* Skyworks Solutions, Inc.	1,264,289	11,429
* Cymer, Inc.	297,289	11,413
* Informatica Corp.	721,490	11,327
Plantronics, Inc.	396,222	11,312
* Concur Technologies, Inc.	353,248	11,134
* Arris Group Inc.	898,809	11,100
* Amkor Technology, Inc.	963,160	11,096
* Avocent Corp.	377,849	11,003
* RF Micro Devices, Inc.	1,601,505	10,778
* Macrovision Corp.	437,362	10,772
* Omniture, Inc.	349,880	10,608
* Mentor Graphics Corp.	702,524	10,608
* Plexus Corp.	382,192	10,472
*^ Intermec, Inc.	399,602	10,438
* Aspen Technologies, Inc.	726,121	10,398
* Dycom Industries, Inc.	336,723	10,314
*^ OmniVision Technologies, Inc.	452,968	10,296
* Insight Enterprises, Inc.	398,609	10,288
* Progress Software Corp.	339,350	10,282
*^ Take-Two Interactive Software, Inc.	601,522	10,274
* DealerTrack Holdings Inc.	245,237	10,271
* Comtech Telecommunications Corp.	190,766	10,204
*^ Sigma Designs, Inc.	211,271	10,192
* Euronet Worldwide, Inc.	338,261	10,070
* SRA International, Inc.	352,651	9,902
* Blackboard Inc.	212,013	9,719
*^ Net 1 UEPS Technologies, Inc.	356,505	9,686
* Blue Coat Systems, Inc.	122,781	9,670
* Synaptics Inc.	200,992	9,599
* MPS Group, Inc.	846,210	9,435
* Quest Software, Inc.	543,813	9,332
* Sanmina-SCI Corp.	4,379,163	9,284
*^ Avid Technology, Inc.	340,519	9,221
* FEI Co.	292,390	9,190
Blackbaud, Inc.	362,815	9,157
* Rofin-Sinar Technologies Inc.	128,244	9,004
* SiRF Technology Holdings, Inc.	414,874	8,858
* CNET Networks, Inc.	1,184,803	8,827
* ANADIGICS, Inc.	485,255	8,773
* NETGEAR, Inc.	285,393	8,682
* ATMI, Inc.	290,652	8,647
Technitrol, Inc.	319,945	8,623
*^ Sohu.com Inc.	227,777	8,589
* Checkpoint Systems, Inc.	325,210	8,582
* L-1 Identity Solutions Inc.	450,384	8,490
* Cabot Microelectronics Corp.	197,671	8,450
* Coherent, Inc.	259,319	8,319
United Online, Inc.	550,199	8,258
* Zoran Corp.	408,790	8,258
* Entegris Inc.	946,624	8,217
* Brooks Automation, Inc.	574,933	8,187
* VASCO Data Security International, Inc.	228,809	8,079
* Riverbed Technology, Inc.	199,583	8,061
* EarthLink, Inc.	1,015,945	8,046
* InterDigital, Inc.	386,682	8,035
*^ Advent Software, Inc.	167,981	7,890
MAXIMUS, Inc.	180,433	7,863
* Diodes Inc.	242,868	7,796
Syntel, Inc.	186,425	7,752
* CSG Systems International, Inc.	357,587	7,599
^ Daktronics, Inc.	275,889	7,510
* Wind River Systems Inc.	637,177	7,500
* Trident Microsystems, Inc.	470,517	7,477
* Applied Micro Circuits Corp.	2,334,671	7,378
* Websense, Inc.	370,430	7,309
* Standard Microsystem Corp.	188,625	7,247
Imation Corp.	289,832	7,110
* The Ultimate Software Group, Inc.	203,458	7,101
* Ariba, Inc.	646,177	6,966
* Harmonic, Inc.	654,252	6,942
* ACI Worldwide, Inc.	308,194	6,888
* Littelfuse, Inc.	184,735	6,593
* Sycamore Networks, Inc.	1,609,654	6,551
* ViaSat, Inc.	210,732	6,497
*^ Finisar Corp.	2,292,003	6,418
* BearingPoint, Inc.	1,577,658	6,389
* Brightpoint, Inc.	419,874	6,302
* MicroStrategy Inc.	79,299	6,292
* Tekelec	519,046	6,280
Cognex Corp.	349,368	6,205
* Manhattan Associates, Inc.	225,041	6,168
Black Box Corp.	143,170	6,122
*^ Cogent Inc.	390,155	6,118
* Spansion Inc. Class A	722,814	6,108
MTS Systems Corp.	146,171	6,081
* RealNetworks, Inc.	890,515	6,038
* Rogers Corp.	145,673	6,000
* ScanSource, Inc.	212,339	5,969
* Epicor Software Corp.	431,507	5,942
* SPSS, Inc.	143,982	5,923
* SAVVIS, Inc.	152,230	5,903
* Harris Stratex Networks, Inc. Class A	336,254	5,874
* MKS Instruments, Inc.	307,093	5,841
* ManTech International Corp.	161,157	5,798
* Electro Scientific Industries, Inc.	240,814	5,770
* Novatel Wireless, Inc.	250,323	5,670
*^ Powerwave Technologies, Inc.	912,317	5,620
* TriQuint Semiconductor, Inc.	1,143,262	5,613
* Quantum Corp.	1,615,905	5,494
Park Electrochemical Corp.	158,487	5,322
* Mastec Inc.	378,177	5,321
Quality Systems, Inc.	144,624	5,298
* Hutchinson Technology, Inc.	214,461	5,276
Micrel, Inc.	485,149	5,240
* Exar Corp.	399,175	5,213
* CMGI Inc.	3,815,995	5,190
*^ Internap Network Services Corp.	363,024	5,144
* Interwoven Inc.	360,041	5,123
* KEMET Corp.	691,321	5,081
* Hittite Microwave Corp.	114,642	5,061
* AMIS Holdings Inc.	512,220	4,974
*^ Netlogic Microsystems Inc.	136,783	4,939
* MSC Software Corp.	361,786	4,928
*^ Bankrate, Inc.	105,434	4,863
* Sapient Corp.	721,009	4,838
* Conexant Systems, Inc.	4,023,177	4,828
^ Heartland Payment Systems, Inc.	186,672	4,797
* JDA Software Group, Inc.	231,597	4,785
* Perficient, Inc.	217,388	4,754
* Veeco Instruments, Inc.	244,211	4,733
* Vignette Corp.	235,432	4,725
* C-COR Inc.	408,625	4,695
* Newport Corp.	304,452	4,637
Methode Electronics, Inc. Class A	308,055	4,636
* Lattice Semiconductor Corp.	1,030,723	4,628
* S1 Corp.	507,734	4,595
* DTS Inc.	149,993	4,555
InfoSpace, Inc.	259,055	4,549
* SonicWALL, Inc.	517,654	4,519
*^ Universal Display Corp.	254,826	4,516
* Advanced Energy Industries, Inc.	297,868	4,498
* Sykes Enterprises, Inc.	268,468	4,459
* Secure Computing Corp.	443,493	4,315
* Axcelis Technologies, Inc.	837,310	4,279
* Loral Space and Communications Ltd.	107,468	4,272
* Commvault Systems, Inc.	228,486	4,232
* Ansoft Corp.	128,080	4,224
* Cirrus Logic, Inc.	654,132	4,186
*^ The Knot, Inc.	193,820	4,121
*^ Kulicke & Soffa Industries, Inc.	476,874	4,044
* Gateway, Inc.	2,143,667	4,030
* TTM Technologies, Inc.	347,584	4,022
Agilysys, Inc.	234,061	3,956
* Comtech Group Inc.	216,920	3,950
* Supertex, Inc.	96,657	3,855
* DSP Group Inc.	238,728	3,779
* Mattson Technology, Inc.	435,047	3,763
* Photronics, Inc.	327,746	3,740
* GSI Group, Inc.	330,293	3,732
* Silicon Image, Inc.	721,613	3,716
* Adaptec, Inc.	971,871	3,713
* Tyler Technologies, Inc.	273,436	3,650
CTS Corp.	281,504	3,631
* Extreme Networks, Inc.	935,508	3,592
* Ciber, Inc.	458,103	3,578
*^ WebMD Health Corp. Class A	66,511	3,465
Cohu, Inc.	178,002	3,338
* Advanced Analogic Technologies, Inc.	310,287	3,301
* Global Cash Access, Inc.	308,583	3,268
* LoopNet, Inc.	158,352	3,253
* EPIQ Systems, Inc.	170,892	3,216
* Rudolph Technologies, Inc.	226,653	3,135
*^ UTStarcom, Inc.	842,332	3,083
*^ Rackable Systems Inc.	235,260	3,051
* InterVoice, Inc.	319,198	2,997
Openwave Systems Inc.	682,075	2,987
* FalconStor Software, Inc.	244,039	2,941
* Ixia	333,846	2,911
* Forrester Research, Inc.	123,491	2,911
TNS Inc.	179,623	2,885
*^ Hughes Communications Inc.	54,965	2,850
Bel Fuse, Inc. Class B	81,618	2,829
* Ness Technologies Inc.	257,420	2,811
* Nextwave Wireless Inc.	486,032	2,780
* Borland Software Corp.	599,255	2,607
infoUSA Inc.	275,100	2,556
* Ultratech, Inc.	182,562	2,530
* Silicon Storage Technology, Inc.	770,271	2,480
* IPG Photonics Corp.	124,182	2,441
* RightNow Technologies Inc.	148,925	2,396
* Genesis Microchip Inc.	305,035	2,391
* SYNNEX Corp.	115,115	2,367
* IXYS Corp.	222,858	2,324
* Credence Systems Corp.	750,688	2,320
* Actel Corp.	215,519	2,312
*^ Packeteer, Inc.	295,955	2,249
*^ iPass Inc.	511,093	2,147
* Sonic Solutions, Inc.	204,731	2,144
* Asyst Technologies, Inc.	402,370	2,129
Gevity HR, Inc.	206,745	2,119
* eSPEED, Inc. Class A	234,645	2,002
* Smart Modular Technologies Inc.	271,185	1,939
^ Marchex, Inc.	200,204	1,904
* Lionbridge Technologies, Inc.	472,939	1,887
*^ DivX, Inc.	125,504	1,866
* PDF Solutions, Inc.	184,714	1,825
* Verigy Ltd.	73,156	1,808
* Mercury Computer Systems, Inc.	174,497	1,794
* Exlservice Holdings Inc.	82,155	1,747
* Orbcomm, Inc.	198,768	1,497
* Liquidity Services, Inc.	126,851	1,394
* Eagle Test Systems, Inc.	103,194	1,323
* Jupitermedia Corp.	193,144	1,223
* Multi-Fineline Electronix, Inc.	79,824	1,184
*^ Isilon Systems Inc.	152,677	1,176
*^ Optium Corp.	93,371	969
Renaissance Learning, Inc.	72,158	872
Bel Fuse, Inc. Class A	5,470	209

		2,601,735

Materials (6.3%)
* AK Steel Holding Corp.	918,679	40,376
Lubrizol Corp.	571,008	37,150
Nalco Holding Co.	1,191,303	35,322
Reliance Steel & Aluminum Co.	566,159	32,011
FMC Corp.	601,748	31,303
CF Industries Holdings, Inc.	411,245	31,218
Airgas, Inc.	587,138	30,314
Cleveland-Cliffs Inc.	338,423	29,771
Commercial Metals Co.	934,684	29,583
Carpenter Technology Corp.	205,167	26,674
Cytec Industries, Inc.	375,455	25,677
* Terra Industries, Inc.	766,092	23,948
RPM International, Inc.	997,735	23,896
Valspar Corp.	803,924	21,875
AptarGroup Inc.	540,298	20,461
Packaging Corp. of America	695,077	20,206
Hercules, Inc.	914,270	19,218
Cabot Corp.	531,559	18,886
Chemtura Corp.	1,990,207	17,693
Texas Industries, Inc.	225,165	17,675
Scotts Miracle-Gro Co.	367,240	15,700
*^ W.R. Grace & Co.	577,775	15,519
* RTI International Metals, Inc.	190,216	15,077
H.B. Fuller Co.	500,115	14,843
Louisiana-Pacific Corp.	860,481	14,602
Quanex Corp.	305,618	14,358
Eagle Materials, Inc.	396,057	14,155
* Century Aluminum Co.	263,039	13,849
Olin Corp.	607,976	13,607
Schnitzer Steel Industries, Inc. Class A	179,797	13,177
Worthington Industries, Inc.	556,970	13,122
* OM Group, Inc.	245,803	12,981
Greif Inc. Class A	194,993	11,832
Metal Management, Inc.	211,111	11,442
Silgan Holdings, Inc.	201,788	10,846
Sensient Technologies Corp.	368,220	10,631
Minerals Technologies, Inc.	158,326	10,608
*^ Zoltek Cos., Inc.	221,434	9,661
*^ Apex Silver Mines Ltd.	483,857	9,411
Arch Chemicals, Inc.	200,269	9,389
Compass Minerals International, Inc.	265,391	9,034
* Hecla Mining Co.	991,756	8,876
*^ Coeur d'Alene Mines Corp.	2,297,178	8,706
* Brush Engineered Materials Inc.	167,411	8,687
Rock-Tenn Co.	297,365	8,594
Kaiser Aluminum Corp.	118,931	8,393
* Rockwood Holdings, Inc.	212,846	7,626
Ferro Corp.	357,412	7,141
Ryerson Tull, Inc.	207,768	7,010
Royal Gold, Inc.	212,327	6,954
Bowater Inc.	462,837	6,905
AMCOL International Corp.	186,306	6,165
NewMarket Corp.	121,340	5,992
* PolyOne Corp.	729,400	5,449
Koppers Holdings, Inc.	136,399	5,266
Glatfelter	352,684	5,234
*^ Headwaters Inc.	349,322	5,198
Deltic Timber Corp.	87,320	4,970
A.M. Castle & Co.	141,296	4,606
Myers Industries, Inc.	231,934	4,597
Spartech Corp.	265,145	4,523
* Buckeye Technology, Inc.	297,567	4,505
Innospec, Inc.	197,578	4,501
Wausau Paper Corp.	376,012	4,193
Westlake Chemical Corp.	161,915	4,101
Neenah Paper Inc.	121,963	4,036
^ Georgia Gulf Corp.	268,878	3,737
* Graphic Packaging Corp.	824,999	3,729
A. Schulman Inc.	188,917	3,727
* Stillwater Mining Co.	338,981	3,488
^ American Vanguard Corp.	162,228	3,167
Schweitzer-Mauduit International, Inc.	122,925	2,864
* Symyx Technologies, Inc.	274,545	2,386
Tronox Inc. Class B	184,335	1,665
Tronox Inc.	152,692	1,420
Chesapeake Corp. of Virginia	156,647	1,325
Innophos Holdings Inc.	85,738	1,307
NL Industries, Inc.	82,114	930

		979,074

Telecommunication Services (1.2%)
* SBA Communications Corp.	763,517	26,937
* Time Warner Telecom Inc.	1,015,226	22,305
* NeuStar, Inc. Class A	563,514	19,323
* Dobson Communications Corp.	1,252,732	16,022
* Cincinnati Bell Inc.	2,042,405	10,089
* Cogent Communications Group, Inc.	391,296	9,133
* Cbeyond Inc.	184,265	7,516
NTELOS Holdings Corp.	242,233	7,136
* Premiere Global Services, Inc.	554,132	7,010
FairPoint Communications, Inc.	290,448	5,478
Alaska Communications Systems Holdings, Inc.	351,984	5,086
Golden Telecom, Inc.	60,334	4,856
Iowa Telecommunications Services Inc.	235,998	4,685
* General Communication, Inc.	373,333	4,532
iPCS, Inc.	118,865	4,088
USA Mobility, Inc.	214,397	3,617
Consolidated Communications Holdings, Inc.	171,504	3,363
IDT Corp. Class B	400,661	3,354
* Global Crossing Ltd.	152,076	3,206
* Syniverse Holdings Inc.	196,920	3,131
* Centennial Communications Corp. Class A	305,506	3,092
Surewest Communications	119,423	2,987
North Pittsburgh Systems, Inc.	112,024	2,662
*^ Covad Communications Group, Inc.	2,441,812	1,636
*^ Globalstar, Inc.	189,436	1,389
*^ Vonage Holdings Corp.	899,633	927
*^ Fibertower Corp.	236,373	908
IDT Corp.	114,588	906
*^ InPhonic, Inc.	194,739	536

		185,910

Utilities (4.2%)
Energen Corp.	562,320	32,120
CMS Energy Corp.	1,852,639	31,161
National Fuel Gas Co.	654,495	30,637
Sierra Pacific Resources	1,825,807	28,720
Southern Union Co.	840,571	26,150
AGL Resources Inc.	641,969	25,435
OGE Energy Corp.	757,132	25,061
^ Aqua America, Inc.	1,094,002	24,812
Puget Energy, Inc.	964,050	23,590
UGI Corp. Holding Co.	876,730	22,777
Atmos Energy Corp.	732,984	20,758
Great Plains Energy, Inc.	709,823	20,450
Westar Energy, Inc.	733,560	18,016
Vectren Corp.	631,079	17,222
ITC Holdings Corp.	333,150	16,508
Nicor Inc.	371,195	15,924
Piedmont Natural Gas, Inc.	615,860	15,452
PNM Resources Inc.	632,286	14,720
Hawaiian Electric Industries Inc.	675,690	14,669
Portland General Electric Co.	515,747	14,338
WGL Holdings Inc.	405,821	13,753
Black Hills Corp.	310,626	12,742
Cleco Corp.	492,107	12,436
* Aquila, Inc.	3,092,205	12,400
IDACORP, Inc.	362,628	11,872
New Jersey Resources Corp.	230,786	11,445
Northwest Natural Gas Co.	222,475	10,167
Southwest Gas Corp.	347,565	9,833
ALLETE, Inc.	214,277	9,591
Avista Corp.	434,916	8,851
* El Paso Electric Co.	377,378	8,729
UniSource Energy Corp.	291,323	8,708
South Jersey Industries, Inc.	242,691	8,446
Otter Tail Corp.	232,829	8,300
NorthWestern Corp.	296,024	8,043
^ California Water Service Group	162,017	6,236
CH Energy Group, Inc.	130,167	6,222
UIL Holdings Corp.	197,064	6,208
MGE Energy, Inc.	174,908	5,849
Ormat Technologies Inc.	126,023	5,840
Empire District Electric Co.	250,290	5,654
American States Water Co.	140,338	5,473
The Laclede Group, Inc.	169,188	5,461
SJW Corp.	113,006	3,858

		644,637

Total Common Stocks
(Cost $11,766,730)		15,422,386

Temporary Cash Investments (5.1%)

Money Market Fund (5.0%)
1 Vanguard Market Liquidity Fund, 5.153%	780,046,223	780,046

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
2 Federal National Mortgage Assn.
3 5.208%, 10/3/2007	5,000	4,999

Total Temporary Cash Investments
(Cost $785,045)		785,045

Total Investments (104.5%)
(Cost $12,551,775)		16,207,431

Other Assets and Liabilities-Net (-4.5%)		(691,338)

Net Assets (100%)		15,516,093

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $4,999,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $12,551,775,000. Net unrealized appreciation of investment securities for tax purposes was $3,655,656,000, consisting of unrealized gains of $4,469,586,000 on securities that had risen in value since their purchase and $813,930,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	148	60,177	1,909
E-mini Russell 2000 Index	314	25,534	25

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Small-Cap Value Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks (100.1%)

Consumer Discretionary (11.3%)
Service Corp. International	1,782,354	22,992
Dow Jones & Co., Inc.	348,025	20,777
Phillips-Van Heusen Corp.	339,442	17,814
Snap-On Inc.	333,928	16,543
Men's Wearhouse, Inc.	312,234	15,774
OfficeMax, Inc.	456,822	15,655
Meredith Corp.	235,152	13,474
* Lear Corp.	418,458	13,433
* AnnTaylor Stores Corp.	420,452	13,316
Tupperware Brands Corp.	372,654	11,735
Barnes & Noble, Inc.	320,090	11,286
* Quiksilver, Inc.	753,820	10,780
* TRW Automotive Holdings Corp.	330,074	10,457
Regal Entertainment Group Class A	430,331	9,446
Belo Corp. Class A	532,445	9,243
MDC Holdings, Inc.	221,751	9,078
Wolverine World Wide, Inc.	330,291	9,050
International Speedway Corp.	189,099	8,672
Cooper Tire & Rubber Co.	355,172	8,666
Regis Corp.	268,637	8,572
American Greetings Corp. Class A	309,455	8,170
Dillard's Inc.	370,043	8,078
* Scholastic Corp.	224,799	7,836
* Rent-A-Center, Inc.	426,365	7,730
ArvinMeritor, Inc.	411,106	6,915
American Axle & Manufacturing Holdings, Inc.	273,148	6,897
* Zale Corp.	296,888	6,870
Callaway Golf Co.	415,874	6,658
Bob Evans Farms, Inc.	217,050	6,551
Interactive Data Corp.	227,365	6,412
* Genesco, Inc.	138,146	6,373
* Charming Shoppes, Inc.	749,853	6,299
IHOP Corp.	95,240	6,032
*^ Cabela's Inc.	252,159	5,964
Ethan Allen Interiors, Inc.	180,299	5,894
CBRL Group, Inc.	141,952	5,792
* Collective Brands, Inc.	257,060	5,671
Ryland Group, Inc.	254,888	5,462
Penske Automotive Group Inc.	258,999	5,242
Modine Manufacturing Co.	186,687	4,970
Stage Stores, Inc.	263,188	4,798
Citadel Broadcasting Corp.	1,143,288	4,756
Borders Group, Inc.	355,722	4,742
Group 1 Automotive, Inc.	139,940	4,698
Stewart Enterprises, Inc. Class A	587,031	4,473
Sonic Automotive, Inc.	186,291	4,460
* JAKKS Pacific, Inc.	162,157	4,331
Oakley, Inc.	147,150	4,272
* Aftermarket Technology Corp.	132,446	4,204
* Sally Beauty Co. Inc.	492,490	4,162
Asbury Automotive Group, Inc.	196,879	3,900
* The Warnaco Group, Inc.	98,275	3,840
Cato Corp. Class A	187,101	3,824
Tempur-Pedic International Inc.	105,770	3,781
Lee Enterprises, Inc.	241,629	3,762
Sinclair Broadcast Group, Inc.	310,628	3,740
Movado Group, Inc.	116,843	3,730
Hearst-Argyle Television Inc.	142,705	3,705
Entercom Communications Corp.	186,950	3,614
Jackson Hewitt Tax Service Inc.	127,729	3,571
Oxford Industries, Inc.	97,369	3,517
Speedway Motorsports, Inc.	93,139	3,446
* Helen of Troy Ltd.	175,029	3,380
Media General, Inc. Class A	120,716	3,321
Blyth, Inc.	155,309	3,176
The Buckle, Inc.	82,173	3,118
UniFirst Corp.	82,717	3,099
^ Superior Industries International, Inc.	137,324	2,979
* Timberland Co.	152,822	2,898
Churchill Downs, Inc.	57,402	2,868
Ameristar Casinos, Inc.	101,204	2,844
* CSK Auto Corp.	266,768	2,841
* Jo-Ann Stores, Inc.	134,199	2,832
Furniture Brands International Inc.	279,021	2,829
Journal Communications, Inc.	286,323	2,714
Kellwood Co.	157,607	2,687
^ Talbots Inc.	148,512	2,673
Landry's Restaurants, Inc.	100,454	2,658
Monro Muffler Brake, Inc.	78,366	2,648
* Cox Radio, Inc.	202,225	2,639
GateHouse Media, Inc.	204,171	2,603
*^ Raser Technologies, Inc.	197,994	2,552
The Marcus Corp.	131,403	2,523
* Steak n Shake Co.	164,521	2,469
^ Standard Pacific Corp.	440,804	2,442
Monaco Coach Corp.	172,984	2,427
*^ Hovnanian Enterprises Inc. Class A	215,827	2,394
Domino's Pizza, Inc.	142,241	2,360
^ La-Z-Boy Inc.	311,466	2,299
Courier Corp.	64,554	2,273
* Fisher Communications, Inc.	45,176	2,253
O'Charley's Inc.	143,615	2,177
Gray Television, Inc.	255,670	2,171
Coinmach Service Corp. Class A	177,547	2,129
* Great Wolf Resorts, Inc.	167,974	2,076
* Cumulus Media Inc.	195,539	1,998
^ Beazer Homes USA, Inc.	238,318	1,966
Sauer-Danfoss, Inc.	73,086	1,950
*^ Meritage Corp.	135,533	1,914
^ Building Materials Holding Corp.	179,009	1,894
World Wrestling Entertainment, Inc.	120,225	1,813
^ Tuesday Morning Corp.	188,952	1,699
FTD Group, Inc.	113,455	1,688
* Valassis Communications, Inc.	188,859	1,685
* Pier 1 Imports Inc.	349,404	1,653
Lithia Motors, Inc.	96,778	1,651
CSS Industries, Inc.	45,896	1,651
* Core-Mark Holding Co., Inc.	46,672	1,644
* Radio One, Inc. Class D	437,018	1,630
The Pep Boys (Manny, Moe & Jack)	116,110	1,629
* MarineMax, Inc.	108,465	1,579
^ Nautilus Inc.	192,843	1,537
* Visteon Corp.	274,812	1,415
Kenneth Cole Productions, Inc.	70,416	1,364
Stein Mart, Inc.	172,764	1,315
*^ Six Flags, Inc.	375,513	1,299
Westwood One, Inc.	451,658	1,242
* RC2 Corp.	42,839	1,186
Arctic Cat, Inc.	70,774	1,158
Kimball International, Inc. Class B	100,043	1,138
Finish Line, Inc.	259,198	1,125
* Source Interlink Cos., Inc.	317,771	1,119
M/I Homes, Inc.	77,179	1,072
* Bluegreen Corp.	132,452	1,027
* Skechers U.S.A., Inc.	45,170	998
RCN Corp.	80,985	996
Dover Downs Gaming & Entertainment, Inc.	88,231	917
Deb Shops, Inc.	30,352	816
*^ Palm Harbor Homes, Inc.	62,521	780
* Lin TV Corp.	58,754	764
Marine Products Corp.	81,846	694
Journal Register Co.	241,297	579
* Leapfrog Enterprises, Inc.	68,526	565
* Magna Entertainment Corp. Class A	242,073	550
^ Brookfield Homes Corp.	28,666	532
* Spanish Broadcasting System, Inc.	123,059	317
* Radio One, Inc.	10,271	38

		615,844

Consumer Staples (3.3%)
Corn Products International, Inc.	451,347	20,703
J.M. Smucker Co.	326,522	17,443
* BJ's Wholesale Club, Inc.	396,016	13,132
Del Monte Foods Co.	1,224,269	12,855
Longs Drug Stores, Inc.	184,762	9,177
Pilgrim's Pride Corp.	262,235	9,107
Universal Corp. (VA)	164,018	8,029
Ruddick Corp.	232,738	7,806
* Hain Celestial Group, Inc.	239,918	7,709
* Performance Food Group Co.	214,187	6,453
Lancaster Colony Corp.	142,426	5,436
* TreeHouse Foods Inc.	189,189	5,118
Vector Group Ltd.	200,152	4,485
* Elizabeth Arden, Inc.	155,886	4,203
WD-40 Co.	99,727	3,405
Lance, Inc.	141,316	3,253
Nash-Finch Co.	81,249	3,236
* Playtex Products, Inc.	173,599	3,173
J & J Snack Foods Corp.	90,356	3,146
* Winn-Dixie Stores, Inc.	165,902	3,106
* Ralcorp Holdings, Inc.	54,407	3,037
Sanderson Farms, Inc.	71,498	2,979
Reddy Ice Holdings, Inc.	106,200	2,800
Weis Markets, Inc.	65,444	2,794
* Chiquita Brands International, Inc.	167,271	2,648
* Central Garden & Pet Co. Class A	274,676	2,467
* Prestige Brands Holdings Inc.	213,493	2,344
Ingles Markets, Inc.	74,672	2,140
* Alliance One International, Inc.	290,316	1,899
Tootsie Roll Industries, Inc.	66,447	1,763
*^ The Great Atlantic & Pacific Tea Co., Inc.	57,376	1,748
*^ Spectrum Brands Inc.	237,458	1,377
* Central Garden and Pet Co.	134,447	1,197
Farmer Brothers, Inc.	44,136	1,098
Alico, Inc.	22,276	965
Mannatech, Inc.	34,200	277

		182,508

Energy (4.4%)
* Forest Oil Corp.	473,846	20,394
* Kinder Morgan Management, LLC	382,945	17,903
Cabot Oil & Gas Corp.	381,876	13,427
* SEACOR Holdings Inc.	139,371	13,254
Overseas Shipholding Group Inc.	161,192	12,384
* Whiting Petroleum Corp.	254,973	11,334
* Mariner Energy Inc.	501,962	10,396
Tidewater Inc.	162,045	10,183
* Plains Exploration & Production Co.	217,239	9,606
* Oil States International, Inc.	184,474	8,910
* Comstock Resources, Inc.	269,122	8,300
Western Refining, Inc.	186,237	7,557
* Swift Energy Co.	181,308	7,419
* Unit Corp.	140,631	6,807
* Stone Energy Corp.	161,400	6,458
* Bristow Group, Inc.	136,131	5,950
* Rosetta Resources, Inc.	307,620	5,642
* Gulfmark Offshore, Inc.	110,944	5,399
^ General Maritime Corp.	179,546	5,011
* Hornbeck Offshore Services, Inc.	133,283	4,891
*^ Cheniere Energy, Inc.	113,064	4,429
*^ Oilsands Quest, Inc.	962,129	4,262
* Pioneer Drilling Co.	301,447	3,672
* Parker Drilling Co.	436,734	3,546
*^ Enbridge Energy Management LLC	70,072	3,476
* Encore Acquisition Co.	107,393	3,399
Lufkin Industries, Inc.	59,363	3,266
* Newpark Resources, Inc.	546,756	2,931
* EXCO Resources, Inc.	177,155	2,930
* Harvest Natural Resources, Inc.	228,038	2,723
* Trico Marine Services, Inc.	90,362	2,693
* Horizon Offshore, Inc.	148,951	2,458
* USEC Inc.	222,156	2,277
W&T Offshore, Inc.	92,845	2,264
* Brigham Exploration Co.	264,131	1,566
* The Meridian Resource Corp.	543,129	1,347
* Bronco Drilling Co., Inc.	80,043	1,185
* Allis-Chalmers Energy Inc.	48,376	916
* Basic Energy Services Inc.	41,306	868
*^ Evergreen Energy, Inc.	168,045	857
Delek US Holdings, Inc.	27,464	689

		242,979

Financials (32.4%)
Annaly Mortgage Management Inc. REIT	1,875,801	29,882
Rayonier Inc. REIT	469,421	22,551
Health Care Inc. REIT	488,249	21,600
Raymond James Financial, Inc.	577,615	18,975
Alexandria Real Estate Equities, Inc. REIT	191,479	18,432
Jefferies Group, Inc.	646,497	17,992
Essex Property Trust, Inc. REIT	151,183	17,775
Arthur J. Gallagher & Co.	599,721	17,374
BRE Properties Inc. Class A REIT	307,466	17,197
Realty Income Corp. REIT	612,538	17,120
Mack-Cali Realty Corp. REIT	411,804	16,925
Cullen/Frost Bankers, Inc.	327,496	16,414
Nationwide Health Properties, Inc. REIT	541,023	16,301
StanCorp Financial Group, Inc.	323,847	16,034
Bank of Hawaii Corp.	300,562	15,885
Wilmington Trust Corp.	395,840	15,398
Valley National Bancorp	693,211	15,375
Fulton Financial Corp.	1,050,012	15,099
Apollo Investment Corp.	708,856	14,744
* Conseco, Inc.	914,576	14,633
Webster Financial Corp.	342,763	14,437
Aspen Insurance Holdings Ltd.	507,709	14,170
Endurance Specialty Holdings Ltd.	339,976	14,126
Washington Federal Inc.	529,640	13,908
The Hanover Insurance Group Inc.	312,154	13,794
Digital Realty Trust, Inc. REIT	349,592	13,770
Waddell & Reed Financial, Inc.	508,837	13,754
Allied World Assurance Holdings, Ltd.	256,401	13,310
CBL & Associates Properties, Inc. REIT	377,992	13,249
* Alleghany Corp.	32,209	13,077
Platinum Underwriters Holdings, Ltd.	362,883	13,049
HRPT Properties Trust REIT	1,284,983	12,708
Brandywine Realty Trust REIT	501,314	12,688
Kilroy Realty Corp. REIT	198,239	12,019
Highwood Properties, Inc. REIT	327,585	12,013
Taubman Co. REIT	211,267	11,567
* Investment Technology Group, Inc.	268,783	11,552
Montpelier Re Holdings Ltd.	643,800	11,395
Corporate Office Properties Trust, Inc. REIT	271,166	11,289
Senior Housing Properties Trust REIT	507,108	11,187
BancorpSouth, Inc.	448,580	10,900
Delphi Financial Group, Inc.	265,111	10,716
First Industrial Realty Trust REIT	275,245	10,699
Potlatch Corp. REIT	236,516	10,650
Reinsurance Group of America, Inc.	187,557	10,648
^ IndyMac Bancorp, Inc.	446,159	10,534
Home Properties, Inc. REIT	201,571	10,518
First Midwest Bancorp, Inc.	301,467	10,298
Whitney Holdings Corp.	389,017	10,262
Post Properties, Inc. REIT	264,532	10,237
LaSalle Hotel Properties REIT	243,130	10,231
The South Financial Group, Inc.	449,653	10,225
Zenith National Insurance Corp.	224,479	10,077
National Retail Properties REIT	404,500	9,862
* ProAssurance Corp.	181,999	9,804
Chittenden Corp.	277,514	9,757
Sunstone Hotel Investors, Inc. REIT	378,534	9,706
FirstMerit Corp.	487,711	9,637
BioMed Realty Trust, Inc. REIT	396,779	9,562
DiamondRock Hospitality Co. REIT	544,523	9,480
^ Thornburg Mortgage, Inc. REIT	732,373	9,411
UMB Financial Corp.	216,787	9,291
Strategic Hotels and Resorts, Inc. REIT	450,640	9,279
The Phoenix Cos., Inc.	656,943	9,269
Colonial Properties Trust REIT	267,600	9,179
First Community Bancorp	166,246	9,095
Westamerica Bancorporation	182,235	9,077
Washington REIT	272,986	9,058
IPC Holdings Ltd.	308,716	8,906
Commerce Group, Inc.	297,964	8,781
First Niagara Financial Group, Inc.	620,172	8,775
Pennsylvania REIT	224,873	8,757
Cathay General Bancorp	263,986	8,503
Assured Guaranty Ltd.	308,064	8,370
Entertainment Properties Trust REIT	161,618	8,210
Sterling Financial Corp.	295,453	7,951
Trustmark Corp.	282,194	7,913
Healthcare Realty Trust Inc. REIT	290,279	7,739
Tanger Factory Outlet Centers, Inc. REIT	189,632	7,697
* Argo Group International Holdings	175,856	7,651
Lexington Realty Trust REIT	381,387	7,632
Equity Inns, Inc. REIT	333,783	7,537
Citizens Banking Corp.	458,908	7,393
^ Downey Financial Corp.	126,885	7,334
Mid-America Apartment Communities, Inc. REIT	146,660	7,311
Alabama National BanCorporation	93,764	7,306
United Bankshares, Inc.	236,953	7,213
Max Re Capital Ltd.	255,691	7,170
Pacific Capital Bancorp	270,843	7,123
Ashford Hospitality Trust REIT	705,994	7,095
Selective Insurance Group	332,570	7,077
Prosperity Bancshares, Inc.	212,506	7,047
Umpqua Holdings Corp.	350,696	7,017
R.L.I. Corp.	123,483	7,004
Cousins Properties, Inc. REIT	236,661	6,948
Ares Capital Corp.	421,536	6,858
International Bancshares Corp.	315,078	6,837
EastGroup Properties, Inc. REIT	144,077	6,521
Odyssey Re Holdings Corp.	175,204	6,502
Glacier Bancorp, Inc.	287,549	6,476
American Financial Realty Trust REIT	790,543	6,364
Omega Healthcare Investors, Inc. REIT	408,152	6,339
Boston Private Financial Holdings, Inc.	224,912	6,262
Provident Bankshares Corp.	195,631	6,129
* Piper Jaffray Cos., Inc.	114,182	6,120
First Charter Corp.	202,638	6,114
MB Financial, Inc.	176,931	6,113
Equity One, Inc. REIT	223,832	6,088
F.N.B. Corp.	365,878	6,052
Old National Bancorp	362,750	6,011
Greater Bay Bancorp	215,798	5,956
Wintrust Financial Corp.	138,981	5,933
Hancock Holding Co.	147,198	5,900
Provident Financial Services Inc.	360,189	5,896
Maguire Properties, Inc. REIT	228,138	5,893
Inland Real Estate Corp. REIT	375,399	5,815
^ Park National Corp.	66,344	5,785
National Financial Partners Corp.	108,568	5,752
Sovran Self Storage, Inc. REIT	124,996	5,730
Susquehanna Bancshares, Inc.	284,638	5,721
Extra Space Storage Inc. REIT	370,676	5,705
^ Frontier Financial Corp.	243,265	5,675
^ Newcastle Investment Corp. REIT	320,227	5,642
First Citizens BancShares Class A	32,014	5,583
MCG Capital Corp.	378,562	5,448
Central Pacific Financial Co.	186,431	5,444
Municipal Mortgage & Equity, L.L.C.	233,453	5,302
Glimcher Realty Trust REIT	224,928	5,286
^ Redwood Trust, Inc. REIT	157,850	5,244
^ Franklin Street Properties Corp. REIT	300,849	5,190
Horace Mann Educators Corp.	262,007	5,164
Sterling Bancshares, Inc.	451,487	5,151
Acadia Realty Trust REIT	185,000	5,019
TrustCo Bank NY	455,741	4,981
Security Capital Assurance, Ltd.	217,794	4,974
*^ First Federal Financial Corp.	100,292	4,969
United Fire & Casualty Co.	125,638	4,911
Infinity Property & Casualty Corp.	117,641	4,732
* Knight Capital Group, Inc. Class A	389,607	4,660
FelCor Lodging Trust, Inc. REIT	233,547	4,655
National Penn Bancshares Inc.	283,169	4,633
Capitol Federal Financial	135,382	4,630
MFA Mortgage Investments, Inc. REIT	570,898	4,579
First Commonwealth Financial Corp.	403,800	4,466
National Health Investors REIT	143,322	4,430
CVB Financial Corp.	378,279	4,426
* Navigators Group, Inc.	81,550	4,424
Financial Federal Corp.	155,096	4,344
Friedman, Billings, Ramsey Group, Inc. REIT	928,155	4,279
NBT Bancorp, Inc.	196,305	4,268
Community Banks, Inc.	142,687	4,251
Parkway Properties Inc. REIT	95,174	4,201
Midland Co.	76,391	4,198
Brookline Bancorp, Inc.	360,810	4,182
American Campus Communities, Inc. REIT	140,444	4,114
S & T Bancorp, Inc.	128,006	4,108
First BanCorp Puerto Rico	424,127	4,029
Medical Properties Trust Inc. REIT	300,379	4,001
Alfa Corp.	219,626	3,993
U-Store-It Trust REIT	296,356	3,912
Hanmi Financial Corp.	252,006	3,904
LandAmerica Financial Group, Inc.	98,758	3,850
First Financial Bankshares, Inc.	94,322	3,790
City Holding Co.	103,923	3,784
Bank Mutual Corp.	319,579	3,768
OneBeacon Insurance Group Ltd.	171,770	3,702
NorthStar Realty Finance Corp. REIT	372,571	3,700
Cedar Shopping Centers, Inc. REIT	264,789	3,606
Stewart Information Services Corp.	104,608	3,585
Gramercy Capital Corp. REIT	141,021	3,550
IBERIABANK Corp.	66,638	3,508
Anthracite Capital Inc. REIT	384,786	3,502
National Western Life Insurance Co. Class A	13,550	3,468
Ramco-Gershenson Properties Trust REIT	109,188	3,411
Northwest Bancorp, Inc.	119,846	3,411
Community Bank System, Inc.	173,791	3,392
Amcore Financial, Inc.	133,386	3,324
American Equity Investment Life Holding Co.	310,266	3,304
Kite Realty Group Trust REIT	175,600	3,301
Chemical Financial Corp.	135,632	3,289
Saul Centers, Inc. REIT	63,796	3,285
First Potomac REIT	147,185	3,209
NewAlliance Bancshares, Inc.	216,906	3,184
Sun Communities, Inc. REIT	105,277	3,167
Columbia Banking System, Inc.	98,329	3,129
* Texas Capital Bancshares, Inc.	142,522	3,098
FBL Financial Group, Inc. Class A	78,437	3,097
Advance America, Cash Advance Centers, Inc.	290,205	3,096
BankUnited Financial Corp.	196,491	3,053
Anchor Bancorp Wisconsin Inc.	112,910	3,049
Provident New York Bancorp, Inc.	231,758	3,038
Safety Insurance Group, Inc.	83,665	3,007
Investors Real Estate Trust REIT	276,111	2,982
Sandy Spring Bancorp, Inc.	95,681	2,882
Getty Realty Holding Corp. REIT	105,108	2,859
Getty Realty Holding Corp. REIT	114,396	2,858
Harleysville Group, Inc.	87,051	2,784
* United America Indemnity, Ltd.	127,457	2,742
LTC Properties, Inc. REIT	115,159	2,726
CapLease, Inc. REIT	263,849	2,704
Harleysville National Corp.	167,012	2,654
Sterling Financial Corp. (PA)	153,117	2,626
West Coast Bancorp	90,744	2,578
Partners Trust Financial Group, Inc.	211,336	2,572
First Financial Bancorp	201,152	2,571
State Auto Financial Corp.	87,458	2,558
Crystal River Capital Inc. REIT	151,564	2,548
First Indiana Corp.	80,484	2,521
Equity Lifestyle Properties, Inc. REIT	48,599	2,517
Gamco Investors Inc. Class A	45,690	2,504
Community Trust Bancorp Inc.	83,073	2,496
KNBT Bancorp Inc.	150,749	2,493
BankAtlantic Bancorp, Inc. Class A	285,822	2,478
* Universal American Financial Corp.	108,601	2,477
TierOne Corp.	93,271	2,469
^ Corus Bankshares Inc.	188,119	2,449
^ Capital Trust Class A REIT	68,992	2,449
Independent Bank Corp. (MA)	81,735	2,428
Universal Health Realty Income REIT	68,108	2,420
American Physicians Capital, Inc.	61,312	2,389
City Bank Lynnwood (WA)	81,211	2,332
First State Bancorporation	117,984	2,317
Banner Corp.	67,116	2,308
Education Realty Trust, Inc. REIT	169,900	2,294
Cohen & Steers, Inc.	61,847	2,290
Dime Community Bancshares	152,756	2,287
Presidential Life Corp.	134,786	2,286
WSFS Financial Corp.	36,286	2,264
Renasant Corp.	103,683	2,243
Arbor Realty Trust, Inc. REIT	116,876	2,208
Capitol Bancorp Ltd.	88,170	2,189
Washington Trust Bancorp, Inc.	81,115	2,188
* Investors Bancorp, Inc.	153,886	2,179
First Merchants Corp.	100,389	2,164
First Financial Holdings, Inc.	69,079	2,161
^ First Busey Corp.	98,153	2,151
Flagstar Bancorp, Inc.	220,444	2,145
Deerfield Triarc Capital Corp. REIT	236,438	2,140
BankFinancial Corp.	133,964	2,119
First Community Bancshares, Inc.	58,189	2,108
Nelnet, Inc.	115,500	2,107
*^ Hilltop Holdings Inc.	178,477	2,095
^ Capital City Bank Group, Inc.	66,849	2,086
Advanta Corp. Class A	84,106	2,050
Old Second Bancorp, Inc.	71,679	2,043
Capital Southwest Corp.	16,585	2,036
PFF Bancorp, Inc.	131,383	2,015
S.Y. Bancorp, Inc.	73,926	1,999
PS Business Parks, Inc. REIT	34,138	1,941
* Centennial Bank Holdings Inc.	302,130	1,934
^ RAIT Financial Trust REIT	229,949	1,892
* CNA Surety Corp.	106,923	1,885
First Place Financial Corp.	106,179	1,879
GMH Communities Trust REIT	240,137	1,861
JER Investors Trust Inc. REIT	149,206	1,858
U.S.B. Holding Co., Inc.	79,938	1,857
TriCo Bancshares	82,359	1,834
Omega Financial Corp.	69,278	1,830
First Financial Corp. (IN)	60,275	1,826
Simmons First National Corp.	68,945	1,816
Integra Bank Corp.	98,854	1,792
Union Bankshares Corp.	77,000	1,749
First Source Corp.	75,461	1,728
Yardville National Bancorp	50,717	1,706
^ W Holding Co., Inc.	753,692	1,688
Tompkins Trustco, Inc.	41,691	1,655
BancFirst Corp.	36,770	1,650
Lakeland Bancorp, Inc.	120,943	1,642
Advanta Corp. Class B	59,456	1,630
Seacoast Banking Corp. of Florida	87,105	1,629
* KBW Inc.	56,086	1,614
^ Fremont General Corp.	409,693	1,598
^ Univest Corp. of Pennsylvania	67,193	1,594
Midwest Banc Holdings, Inc.	105,313	1,555
Resource America, Inc.	96,656	1,526
Sterling Bancorp	107,779	1,509
James River Group Inc.	46,140	1,495
Anworth Mortgage Asset Corp. REIT	276,404	1,490
Urstadt Biddle Properties Class A REIT	95,682	1,480
Heartland Financial USA, Inc.	70,163	1,442
Kearny Financial Corp.	109,087	1,395
*^ Triad Guaranty, Inc.	72,350	1,372
Independent Bank Corp. (MI)	124,084	1,371
*^ Oritani Financial Corp.	86,293	1,367
Great Southern Bancorp, Inc.	53,980	1,341
SWS Group, Inc.	74,534	1,319
Irwin Financial Corp.	116,675	1,286
*^ CompuCredit Corp.	58,389	1,268
* Franklin Bank Corp.	137,100	1,261
Baldwin & Lyons, Inc. Class B	45,690	1,248
Amtrust Financial Services Inc.	81,845	1,242
^ ASTA Funding, Inc.	31,673	1,214
Donegal Group Inc. Class A	72,501	1,173
United Community Financial Corp.	158,979	1,148
* Scottish Re Group Ltd.	354,009	1,129
* Ocwen Financial Corp.	113,878	1,074
Center Financial Corp.	75,876	1,055
Taylor Capital Group, Inc.	37,025	1,034
Roma Financial Corp.	59,771	1,022
Republic Bancorp, Inc. Class A	56,296	892
*^ Primus Guaranty, Ltd.	78,206	823
Asset Acceptance Capital Corp.	69,231	803
^ Impac Mortgage Holdings, Inc. REIT	443,171	682
National Interstate Corp.	17,729	546
^ Luminent Mortgage Capital, Inc. REIT	288,132	481
*^ Wauwatosa Holdings, Inc.	29,603	481
* Crawford & Co. Class B	67,539	421
*^ ACA Capital Holdings Inc.	67,541	411
Urstadt Biddle Properties REIT	19,216	318
* First Acceptance Corp.	59,205	299

		1,766,220

Health Care (3.7%)
PerkinElmer, Inc.	726,096	21,209
Universal Health Services Class B	304,124	16,550
* AMERIGROUP Corp.	319,889	11,030
STERIS Corp.	395,213	10,801
Perrigo Co.	477,668	10,198
* LifePoint Hospitals, Inc.	332,503	9,978
Owens & Minor, Inc. Holding Co.	245,674	9,358
West Pharmaceutical Services, Inc.	200,046	8,334
* Advanced Medical Optics, Inc.	236,103	7,222
* Bio-Rad Laboratories, Inc. Class A	72,529	6,564
Alpharma, Inc. Class A	261,956	5,595
Analogic Corp.	84,654	5,398
* Healthspring, Inc.	261,233	5,094
* CONMED Corp.	171,820	4,809
* Alexion Pharmaceuticals, Inc.	73,420	4,783
* AmSurg Corp.	184,500	4,256
Invacare Corp.	178,163	4,165
* Isis Pharmaceuticals, Inc.	250,922	3,756
* Greatbatch, Inc.	135,447	3,602
* Kindred Healthcare, Inc.	195,879	3,508
* Matria Healthcare, Inc.	129,243	3,381
* Cross Country Healthcare, Inc.	185,317	3,237
* Res-Care, Inc.	137,191	3,133
* Pharmanet Development Group, Inc.	107,790	3,129
Landauer, Inc.	55,897	2,849
* Molina Healthcare Inc.	77,222	2,801
Datascope Corp.	79,013	2,671
*^ PharMerica Corp.	174,683	2,606
* Albany Molecular Research, Inc.	148,520	2,243
National Healthcare Corp.	38,061	1,956
* AMAG Pharmaceuticals, Inc.	33,893	1,939
Cambrex Corp.	174,195	1,897
* Arena Pharmaceuticals, Inc.	173,060	1,895
Vital Signs, Inc.	31,425	1,639
* Sirona Dental Systems Inc.	40,753	1,454
*^ Dendreon Corp.	176,732	1,359
* Enzo Biochem, Inc.	99,941	1,134
* Geron Corp.	143,210	1,048
* Zymogenetics, Inc.	79,122	1,033
* Odyssey Healthcare, Inc.	103,070	991
* Keryx Biopharmaceuticals, Inc.	88,573	880
* Senomyx, Inc.	64,306	788
* Nabi Biopharmaceuticals	186,366	757
* Rigel Pharmaceuticals, Inc.	64,045	604
* Northstar Neuroscience, Inc.	30,607	342
* Nuvelo, Inc.	114,337	234

		202,210

Industrials (18.4%)
Harsco Corp.	510,339	30,248
* Shaw Group, Inc.	489,640	28,448
* AGCO Corp.	554,690	28,162
Kennametal, Inc.	235,597	19,785
Lincoln Electric Holdings, Inc.	246,958	19,166
Carlisle Co., Inc.	376,448	18,295
The Timken Co.	489,097	18,170
Ryder System, Inc.	370,744	18,166
* URS Corp.	321,487	18,148
Hubbell Inc. Class B	312,833	17,869
IDEX Corp.	487,763	17,750
* Quanta Services, Inc.	667,351	17,651
Teleflex Inc.	225,741	17,590
Laidlaw International Inc.	481,411	16,955
* United Rentals, Inc.	445,634	14,336
* Avis Budget Group, Inc.	618,134	14,149
Crane Co.	289,974	13,910
DRS Technologies, Inc.	246,936	13,611
Acuity Brands, Inc.	263,389	13,296
GATX Corp.	309,708	13,240
Belden Inc.	273,096	12,811
Curtiss-Wright Corp.	268,514	12,754
Con-way, Inc.	276,779	12,732
Alexander & Baldwin, Inc.	247,157	12,390
Lennox International Inc.	351,870	11,893
Woodward Governor Co.	187,113	11,676
Deluxe Corp.	314,737	11,595
Granite Construction Co.	216,114	11,458
Brady Corp. Class A	305,727	10,969
* GrafTech International Ltd.	601,997	10,740
* Washington Group International, Inc.	113,928	10,004
* Genlyte Group, Inc.	155,247	9,976
Baldor Electric Co.	249,610	9,972
UAP Holding Corp.	312,029	9,785
IKON Office Solutions, Inc.	759,198	9,756
Macquarie Infrastructure Co. LLC	252,655	9,750
* Moog Inc.	220,411	9,685
* YRC Worldwide, Inc.	348,760	9,528
HNI Corp.	261,611	9,418
* United Stationers, Inc.	168,929	9,379
Skywest, Inc.	371,559	9,352
Regal-Beloit Corp.	193,920	9,287
Flowserve Corp.	121,066	9,223
Nordson Corp.	183,640	9,221
Kaydon Corp.	171,536	8,918
* Esterline Technologies Corp.	155,146	8,851
Walter Industries, Inc.	315,629	8,490
Triumph Group, Inc.	99,906	8,163
Mueller Industries Inc.	224,471	8,112
Genco Shipping and Trading Ltd.	117,304	7,687
Briggs & Stratton Corp.	299,806	7,549
Eagle Bulk Shipping Inc.	283,232	7,290
Applied Industrial Technology, Inc.	235,293	7,254
* Continental Airlines, Inc. Class B	206,432	6,818
Barnes Group, Inc.	192,174	6,134
* EMCOR Group, Inc.	193,287	6,061
* Alaska Air Group, Inc.	258,293	5,964
Albany International Corp.	158,325	5,936
Watts Water Technologies, Inc.	190,382	5,845
Watson Wyatt & Co. Holdings	129,543	5,822
EDO Corp.	102,824	5,759
The Brink's Co.	103,042	5,758
Mueller Water Products, Inc.	520,461	5,725
* Sequa Corp. Class A	34,443	5,710
Ameron International Corp.	52,533	5,556
A.O. Smith Corp.	122,929	5,394
Werner Enterprises, Inc.	312,343	5,357
ABM Industries Inc.	267,206	5,339
* EnPro Industries, Inc.	130,047	5,280
* NCI Building Systems, Inc.	122,158	5,278
CLARCOR Inc.	147,677	5,052
Robbins & Myers, Inc.	87,999	5,041
* Chart Industries, Inc.	155,830	5,011
Tennant Co.	102,900	5,011
* Dollar Thrifty Automotive Group, Inc.	143,664	4,984
G & K Services, Inc. Class A	123,934	4,982
Quintana Maritime Ltd.	255,154	4,866
^ Simpson Manufacturing Co.	152,602	4,860
Kaman Corp. Class A	140,217	4,846
Aircastle Ltd.	143,036	4,780
* Williams Scotsman International Inc.	171,542	4,753
Arkansas Best Corp.	144,641	4,724
* Consolidated Graphics, Inc.	74,785	4,696
* Superior Essex Inc.	124,022	4,624
McGrath RentCorp	137,705	4,577
* Republic Airways Holdings Inc.	213,366	4,517
Apogee Enterprises, Inc.	174,046	4,515
* Goodman Global, Inc.	188,363	4,498
Federal Signal Corp.	290,556	4,463
* School Specialty, Inc.	128,569	4,452
Viad Corp.	121,603	4,378
Pacer International, Inc.	223,726	4,262
CIRCOR International, Inc.	93,467	4,244
Cubic Corp.	97,122	4,096
* Interline Brands, Inc.	176,248	4,052
NACCO Industries, Inc. Class A	34,318	3,551
Comfort Systems USA, Inc.	249,023	3,536
Cascade Corp.	53,760	3,504
Watsco, Inc.	73,913	3,432
Ennis, Inc.	147,641	3,254
Kelly Services, Inc. Class A	160,950	3,188
Universal Forest Products, Inc.	103,794	3,103
* EnerSys	171,468	3,047
* PHH Corp.	113,594	2,985
Tredegar Corp.	166,727	2,876
Gibraltar Industries Inc.	154,393	2,856
* Spherion Corp.	343,245	2,835
Bowne & Co., Inc.	167,708	2,794
* Rush Enterprises, Inc. Class A	104,561	2,651
* Tetra Tech, Inc.	123,474	2,608
TAL International Group, Inc.	101,202	2,537
* ABX Air, Inc.	355,772	2,519
* Insituform Technologies Inc. Class A	165,305	2,518
* Atlas Air Worldwide Holdings, Inc.	48,433	2,501
The Greenbrier Cos., Inc.	93,015	2,484
* Griffon Corp.	163,201	2,464
CDI Corp.	85,769	2,391
Steelcase Inc.	132,156	2,376
* CBIZ Inc.	296,679	2,359
^ Mueller Water Products, Inc. Class A	175,638	2,176
Knoll, Inc.	119,641	2,122
* Columbus McKinnon Corp.	70,953	1,766
Horizon Lines Inc.	57,152	1,745
* Commercial Vehicle Group Inc.	130,266	1,671
American Woodmark Corp.	61,909	1,535
Vicor Corp.	126,188	1,529
* Volt Information Sciences Inc.	78,954	1,393
Wabash National Corp.	121,087	1,367
Bluelinx Holdings Inc.	179,761	1,266
*^ FuelCell Energy, Inc.	133,794	1,196
Lawson Products, Inc.	33,663	1,172
*^ Amerco, Inc.	15,980	1,014
Schawk, Inc.	44,807	1,011
Encore Wire Corp.	37,183	934
* ExpressJet Holdings, Inc.	279,641	864
The Standard Register Co.	65,426	832
* Rush Enterprises, Inc. Class B	31,853	760
Xerium Technologies Inc.	132,808	717
* PGT, Inc.	74,994	595
* LECG Corp.	39,858	594
* Builders FirstSource, Inc.	37,187	401
* Sirva Inc.	320,113	221

		1,003,883

Information Technology (9.6%)
* Integrated Device Technology Inc.	1,199,255	18,564
Diebold, Inc.	398,909	18,118
* Anixter International Inc.	201,411	16,606
* Synopsys, Inc.	570,343	15,445
* International Rectifier Corp.	439,716	14,506
* Fairchild Semiconductor International, Inc.	750,228	14,014
* ADC Telecommunications, Inc.	711,110	13,945
* Vishay Intertechnology, Inc.	1,033,999	13,473
* Tech Data Corp.	333,369	13,375
Tektronix, Inc.	478,611	13,277
* Andrew Corp.	944,124	13,076
* 3Com Corp.	2,416,190	11,936
* Benchmark Electronics, Inc.	440,413	10,513
* Emulex Corp.	517,412	9,919
* SAIC, Inc.	509,666	9,780
* Convergys Corp.	539,429	9,364
* Electronics for Imaging, Inc.	344,609	9,256
* Skyworks Solutions, Inc.	920,476	8,321
Plantronics, Inc.	291,344	8,318
* Arris Group Inc.	660,583	8,158
* Avocent Corp.	275,408	8,020
* ON Semiconductor Corp.	617,885	7,761
* Insight Enterprises, Inc.	293,156	7,566
* MPS Group, Inc.	621,589	6,931
* Sanmina-SCI Corp.	3,212,414	6,810
* Avid Technology, Inc.	250,541	6,785
* Sybase, Inc.	277,125	6,410
Technitrol, Inc.	235,141	6,337
* Checkpoint Systems, Inc.	239,377	6,317
* Zoran Corp.	300,844	6,077
* Parametric Technology Corp.	348,808	6,076
* Entegris Inc.	697,712	6,056
United Online, Inc.	402,726	6,045
* Brooks Automation, Inc.	423,555	6,031
MAXIMUS, Inc.	132,690	5,783
Broadridge Financial Solutions LLC	295,971	5,609
* CSG Systems International, Inc.	262,928	5,587
* Standard Microsystem Corp.	138,904	5,337
Imation Corp.	213,463	5,236
* Ariba, Inc.	476,063	5,132
* Sycamore Networks, Inc.	1,182,685	4,814
* Palm, Inc.	282,914	4,603
Black Box Corp.	105,153	4,496
* Lawson Software, Inc.	427,153	4,276
* Electro Scientific Industries, Inc.	177,594	4,255
* TriQuint Semiconductor, Inc.	843,537	4,142
* Quantum Corp.	1,190,308	4,047
* Mastec Inc.	279,271	3,929
Park Electrochemical Corp.	116,321	3,906
* Hutchinson Technology, Inc.	158,019	3,887
* Mentor Graphics Corp.	254,570	3,844
* CMGI Inc.	2,804,171	3,814
* Progress Software Corp.	124,498	3,772
* KEMET Corp.	509,981	3,748
* Conexant Systems, Inc.	2,973,935	3,569
* JDA Software Group, Inc.	171,007	3,533
* Veeco Instruments, Inc.	179,848	3,485
* Newport Corp.	224,620	3,421
* Lattice Semiconductor Corp.	757,903	3,403
Methode Electronics, Inc. Class A	221,558	3,334
* Axcelis Technologies, Inc.	617,793	3,157
* Loral Space and Communications Ltd.	79,205	3,148
* Secure Computing Corp.	318,038	3,095
* Cirrus Logic, Inc.	482,493	3,088
Agilysys, Inc.	172,847	2,921
* MKS Instruments, Inc.	146,605	2,788
* GSI Group, Inc.	244,838	2,767
* Photronics, Inc.	240,798	2,748
* Adaptec, Inc.	718,001	2,743
CTS Corp.	207,296	2,674
*^ Take-Two Interactive Software, Inc.	155,154	2,650
* Ciber, Inc.	334,842	2,615
* Littelfuse, Inc.	67,407	2,406
* Rudolph Technologies, Inc.	168,264	2,327
*^ Nextwave Wireless Inc.	353,077	2,020
* Gateway, Inc.	1,035,114	1,946
* TTM Technologies, Inc.	167,077	1,933
infoUSA Inc.	202,483	1,881
* Silicon Storage Technology, Inc.	568,068	1,829
* MSC Software Corp.	133,639	1,820
* SYNNEX Corp.	84,593	1,739
* Credence Systems Corp.	553,619	1,711
* Actel Corp.	158,712	1,703
* Asyst Technologies, Inc.	299,386	1,584
* Spansion Inc. Class A	181,047	1,530
* Rackable Systems Inc.	112,617	1,461
* Mercury Computer Systems, Inc.	128,822	1,324
* Ness Technologies Inc.	90,695	990
* Borland Software Corp.	221,860	965
* Genesis Microchip Inc.	112,729	884
Bel Fuse, Inc. Class B	21,000	728
* Packeteer, Inc.	76,153	579
* eSPEED, Inc. Class A	61,038	521
* Jupitermedia Corp.	71,477	452
* Multi-Fineline Electronix, Inc.	30,152	447
Renaissance Learning, Inc.	18,933	229
Bel Fuse, Inc. Class A	5,898	225

		521,776

Materials (7.9%)
Lubrizol Corp.	419,586	27,298
Reliance Steel & Aluminum Co.	415,958	23,518
FMC Corp.	441,146	22,948
Commercial Metals Co.	686,730	21,735
Cytec Industries, Inc.	275,912	18,870
RPM International, Inc.	733,029	17,556
Valspar Corp.	590,749	16,074
AptarGroup Inc.	396,906	15,031
Packaging Corp. of America	510,514	14,841
Cabot Corp.	390,536	13,876
Chemtura Corp.	1,462,871	13,005
H.B. Fuller Co.	367,816	10,917
Louisiana-Pacific Corp.	632,416	10,732
Quanex Corp.	224,663	10,555
* Century Aluminum Co.	193,377	10,181
Olin Corp.	446,816	10,000
Schnitzer Steel Industries, Inc. Class A	132,358	9,701
Worthington Industries, Inc.	410,036	9,660
* OM Group, Inc.	180,761	9,546
Metal Management, Inc.	155,532	8,430
Sensient Technologies Corp.	270,663	7,814
Airgas, Inc.	151,042	7,798
Minerals Technologies, Inc.	115,793	7,758
Arch Chemicals, Inc.	147,527	6,916
Carpenter Technology Corp.	52,748	6,858
Compass Minerals International, Inc.	195,188	6,644
Rock-Tenn Co.	218,543	6,316
* Rockwood Holdings, Inc.	156,617	5,612
Ferro Corp.	262,889	5,253
Silgan Holdings, Inc.	96,418	5,182
Ryerson Tull, Inc.	152,857	5,157
^ Bowater Inc.	341,465	5,095
AMCOL International Corp.	136,965	4,532
* PolyOne Corp.	535,365	3,999
Koppers Holdings, Inc.	100,760	3,890
Glatfelter	259,759	3,855
*^ Headwaters Inc.	257,299	3,829
* Buckeye Technology, Inc.	219,209	3,319
Spartech Corp.	194,403	3,317
Wausau Paper Corp.	277,281	3,092
Westlake Chemical Corp.	119,068	3,016
Neenah Paper Inc.	90,008	2,978
^ Georgia Gulf Corp.	198,613	2,761
A. Schulman Inc.	139,164	2,746
Royal Gold, Inc.	77,819	2,549
* Apex Silver Mines Ltd.	124,661	2,425
^ American Vanguard Corp.	119,257	2,328
A.M. Castle & Co.	67,658	2,206
Schweitzer-Mauduit International, Inc.	90,773	2,115
Myers Industries, Inc.	59,797	1,185
Chesapeake Corp. of Virginia	115,452	977
Innophos Holdings Inc.	63,670	970
Tronox Inc. Class B	87,878	794
Tronox Inc.	73,558	684
^ NL Industries, Inc.	58,984	668

		429,112

Telecommunication Services (0.6%)
* Premiere Global Services, Inc.	408,232	5,164
FairPoint Communications, Inc.	213,557	4,028
Alaska Communications Systems Holdings, Inc.	259,056	3,743
Iowa Telecommunications Services Inc.	173,182	3,438
USA Mobility, Inc.	157,756	2,661
Consolidated Communications Holdings, Inc.	126,629	2,483
IDT Corp. Class B	294,952	2,469
* Syniverse Holdings Inc.	144,662	2,300
Surewest Communications	87,910	2,199
North Pittsburgh Systems, Inc.	82,302	1,955
Golden Telecom, Inc.	15,599	1,256
IDT Corp.	84,454	668
*^ Fibertower Corp.	89,830	345

		32,709

Utilities (8.5%)
Energen Corp.	413,164	23,600
CMS Energy Corp.	1,361,219	22,896
National Fuel Gas Co.	480,845	22,508
Sierra Pacific Resources	1,341,479	21,101
Southern Union Co.	617,613	19,214
AGL Resources Inc.	471,676	18,688
OGE Energy Corp.	556,185	18,410
Puget Energy, Inc.	708,554	17,338
UGI Corp. Holding Co.	644,093	16,734
Atmos Energy Corp.	538,348	15,246
Great Plains Energy, Inc.	521,353	15,020
Westar Energy, Inc.	538,720	13,231
Vectren Corp.	463,785	12,657
ITC Holdings Corp.	244,869	12,133
^ Aqua America, Inc.	522,491	11,850
Nicor Inc.	272,998	11,712
Piedmont Natural Gas, Inc.	452,340	11,349
PNM Resources Inc.	464,966	10,824
Hawaiian Electric Industries Inc.	497,048	10,791
Portland General Electric Co.	378,977	10,536
WGL Holdings Inc.	298,555	10,118
Black Hills Corp.	228,360	9,367
Cleco Corp.	361,735	9,141
* Aquila, Inc.	2,272,033	9,111
IDACORP, Inc.	266,677	8,731
New Jersey Resources Corp.	169,818	8,421
Northwest Natural Gas Co.	163,788	7,485
Southwest Gas Corp.	255,204	7,220
ALLETE, Inc.	157,535	7,051
Avista Corp.	319,824	6,508
* El Paso Electric Co.	277,680	6,423
UniSource Energy Corp.	213,885	6,393
South Jersey Industries, Inc.	178,712	6,219
Otter Tail Corp.	171,255	6,105
NorthWestern Corp.	217,754	5,916
California Water Service Group	119,254	4,590
CH Energy Group, Inc.	95,715	4,575
UIL Holdings Corp.	144,675	4,557
MGE Energy, Inc.	127,412	4,261
Empire District Electric Co.	184,530	4,169
American States Water Co.	103,703	4,044
The Laclede Group, Inc.	124,605	4,022
^ SJW Corp.	54,242	1,852

		462,117

Total Common Stocks
(Cost $4,856,620)		5,459,358

Temporary Cash Investments (1.9%)
Money Market Fund (1.8%)
1 Vanguard Market Liquidity Fund, 5.153%	100,139,732	100,140

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)
2 Federal National Mortgage Assn.
5.204%, 10/3/07	2,000	1,999

Total Temporary Cash Investments
(Cost $102,139)		102,139

Total Investments (102.0%)
(Cost $4,958,759)		5,561,497

Other Assets and Liabilities—Net (-2.0%)		(106,328)

Net Assets (100%)		5,455,169

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
REIT - Real Estate Investment Trust.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $4,958,759,000. Net unrealized appreciation of investment securities for tax purposes was $602,738,000, consisting of unrealized gains of $953,967,000 on securities that had risen in value since their purchase and $351,229,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (16.7%)
* ITT Educational Services, Inc.	179,124	21,798
* Big Lots Inc.	495,572	14,788
* Priceline.com, Inc.	158,292	14,048
* Crocs, Inc.	193,325	13,001
Sotheby's	261,685	12,506
* Dick's Sporting Goods, Inc.	178,867	12,011
* Hanesbrands Inc.	424,201	11,903
* Scientific Games Corp.	305,165	11,474
* DreamWorks Animation SKG, Inc.	333,114	11,133
Strayer Education, Inc.	63,934	10,781
* Jarden Corp.	339,807	10,514
Guess ?, Inc.	205,705	10,086
DeVry, Inc.	265,160	9,814
* Gaylord Entertainment Co.	180,089	9,584
Orient-Express Hotel Ltd.	186,432	9,558
Saks Inc.	557,286	9,557
* Jack in the Box Inc.	137,706	8,929
* LKQ Corp.	253,076	8,810
* Life Time Fitness, Inc.	136,366	8,365
* Chipotle Mexican Grill, Inc. Class B	77,403	8,282
Applebee's International, Inc.	328,213	8,166
John Wiley & Sons Class A	177,636	7,981
* Gemstar-TV Guide International, Inc.	1,129,050	7,858
* Fossil, Inc.	208,583	7,793
* Guitar Center, Inc.	129,957	7,706
* Bally Technologies Inc.	210,777	7,468
*^ Vail Resorts Inc.	119,742	7,459
* Under Armour, Inc.	122,879	7,351
* Tractor Supply Co.	157,222	7,246
Thor Industries, Inc.	159,284	7,166
* Pinnacle Entertainment, Inc.	262,398	7,145
* J. Crew Group, Inc.	171,273	7,108
*^ Chipotle Mexican Grill, Inc.	60,039	7,092
* The Cheesecake Factory Inc.	300,544	7,054
* Sonic Corp.	293,516	6,868
Polaris Industries, Inc.	157,297	6,861
* Marvel Entertainment, Inc.	281,287	6,593
* Aeropostale, Inc.	340,843	6,496
*^ NutriSystem, Inc.	136,012	6,378
* Catalina Marketing Corp.	196,401	6,361
* Tenneco Automotive, Inc.	203,579	6,313
* WMS Industries, Inc.	185,139	6,128
Matthews International Corp.	138,912	6,084
* Corinthian Colleges, Inc.	380,987	6,062
Burger King Holdings Inc.	237,246	6,047
Choice Hotels International, Inc.	159,917	6,024
Arbitron Inc.	131,657	5,969
* Deckers Outdoor Corp.	53,444	5,868
*^ Blue Nile Inc.	62,227	5,857
* Live Nation, Inc.	273,728	5,817
* Panera Bread Co.	134,133	5,473
^ Pool Corp.	216,928	5,419
* Iconix Brand Group Inc.	224,248	5,335
* Lions Gate Entertainment Corp.	514,497	5,304
* The Warnaco Group, Inc.	132,335	5,170
^ Tempur-Pedic International Inc.	142,421	5,092
* The Gymboree Corp.	143,912	5,071
* Bright Horizons Family Solutions, Inc.	115,088	4,930
*^ Netflix.com, Inc.	225,250	4,667
* Pacific Sunwear of California, Inc.	308,767	4,570
* Tween Brands, Inc.	135,000	4,433
*^ Charter Communications, Inc.	1,707,305	4,405
Ruby Tuesday, Inc.	238,826	4,380
* Carter's, Inc.	218,403	4,357
Aaron Rents, Inc.	191,407	4,268
Harte-Hanks, Inc.	209,636	4,126
CKE Restaurants Inc.	249,620	4,046
* Morningstar, Inc.	65,695	4,034
* Coinstar, Inc.	122,453	3,939
* CEC Entertainment Inc.	142,843	3,838
* The Dress Barn, Inc.	219,156	3,728
* Champion Enterprises, Inc.	337,447	3,705
Brown Shoe Co., Inc.	184,038	3,570
Columbia Sportswear Co.	63,939	3,536
* Drew Industries, Inc.	86,106	3,503
* Hibbett Sports Inc.	139,111	3,450
* Keystone Automotive Industries, Inc.	71,946	3,436
Triarc Cos., Inc. Class B	264,534	3,309
* P.F. Chang's China Bistro, Inc.	107,873	3,193
Winnebago Industries, Inc.	132,012	3,152
* INVESTools Inc.	259,341	3,135
* Steiner Leisure Ltd.	71,409	3,099
* Zumiez Inc.	68,689	3,048
*^ Select Comfort Corp.	216,784	3,024
* Morgans Hotel Group	137,675	2,994
* Red Robin Gourmet Burgers, Inc.	69,506	2,982
* Coldwater Creek Inc.	266,604	2,895
* Texas Roadhouse, Inc.	244,291	2,858
K-Swiss, Inc.	116,588	2,671
* Smith & Wesson Holding Corp.	139,720	2,667
* Jos. A. Bank Clothiers, Inc.	79,615	2,661
* The Children's Place Retail Stores, Inc.	107,594	2,612
* TiVo Inc.	407,822	2,590
*^ Blockbuster Inc. Class A	475,840	2,555
^ Sealy Corp.	180,743	2,538
* Entravision Communications Corp.	271,053	2,499
* GSI Commerce, Inc.	91,767	2,441
Ambassadors Group, Inc.	63,933	2,436
* Papa John's International, Inc.	98,703	2,412
* Fleetwood Enterprises, Inc.	281,924	2,410
* CKX, Inc.	192,018	2,364
*^ Shuffle Master, Inc.	154,698	2,313
* LodgeNet Entertainment Corp.	89,917	2,280
* Pre-Paid Legal Services, Inc.	41,043	2,276
* Collective Brands, Inc.	100,346	2,214
* 99 Cents Only Stores	215,128	2,209
* Knology, Inc.	131,247	2,196
The Pep Boys (Manny, Moe & Jack)	155,311	2,179
* California Pizza Kitchen, Inc.	121,288	2,131
* Timberland Co.	110,630	2,098
* Volcom, Inc.	48,190	2,049
*^ Overstock.com, Inc.	67,662	1,949
Christopher & Banks Corp.	159,245	1,930
* Visteon Corp.	370,474	1,908
* Universal Technical Institute Inc.	105,438	1,898
* Mediacom Communications Corp.	255,200	1,799
bebe stores, inc.	122,921	1,798
Big 5 Sporting Goods Corp.	94,821	1,773
* AFC Enterprises, Inc.	117,564	1,769
Fred's, Inc.	167,273	1,761
Domino's Pizza, Inc.	103,190	1,712
* Shutterfly, Inc.	52,689	1,681
* Peet's Coffee & Tea Inc.	60,209	1,680
Warner Music Group Corp.	164,062	1,657
Steven Madden, Ltd.	85,659	1,623
* RC2 Corp.	57,463	1,591
* BJ's Restaurants Inc.	74,580	1,570
* Denny's Corp.	392,271	1,569
*^ DSW Inc. Class A	60,552	1,524
* Charlotte Russe Holding Inc.	100,139	1,466
* Blockbuster Inc. Class B	301,289	1,461
* Hot Topic, Inc.	194,500	1,451
* Monarch Casino & Resort, Inc.	50,392	1,434
Jackson Hewitt Tax Service Inc.	49,752	1,391
*^ Jamba Inc.	194,356	1,366
* Skechers U.S.A., Inc.	60,381	1,334
RCN Corp.	107,593	1,323
* Retail Ventures, Inc.	124,702	1,298
* Martha Stewart Living Omnimedia, Inc.	105,261	1,226
*^ Build-A-Bear-Workshop, Inc.	67,957	1,207
*^ Avatar Holding, Inc.	23,684	1,183
*^ True Religion Apparel, Inc.	66,902	1,177
* 1-800-FLOWERS.COM, Inc.	101,517	1,177
* Isle of Capri Casinos, Inc.	60,416	1,175
* A.C. Moore Arts & Crafts, Inc.	71,012	1,119
Ameristar Casinos, Inc.	39,692	1,115
* Ruth's Chris Steak House	76,438	1,089
PRIMEDIA Inc.	77,305	1,085
*^ Krispy Kreme Doughnuts, Inc.	270,315	1,081
* ValueVision Media, Inc.	140,145	1,038
* Capella Education Co.	18,329	1,025
* Lin TV Corp.	78,161	1,017
* Playboy Enterprises, Inc. Class B	93,585	1,005
* Stamps.com Inc.	82,237	984
* MTR Gaming Group Inc.	102,975	981
^ Systemax Inc.	47,385	969
* Harris Interactive Inc.	220,632	951
*^ iRobot Corp.	47,823	951
* Citi Trends Inc.	43,247	941
*^ WCI Communities, Inc.	147,773	885
*^ Trump Entertainment Resorts, Inc.	129,873	838
* Town Sports International Holdings, Inc.	51,703	786
* Leapfrog Enterprises, Inc.	92,301	761
*^ Conn's, Inc.	31,035	741
^ Bon-Ton Stores, Inc.	31,889	725
^ Emmis Communications, Inc.	143,256	708
^ Brookfield Homes Corp.	37,909	703
* New York & Co., Inc.	114,654	699
* Valassis Communications, Inc.	73,309	654
* Sun-Times Media Group, Inc.	287,164	652
* Pier 1 Imports Inc.	135,837	643
*^ Six Flags, Inc.	146,411	507
Kimball International, Inc. Class B	39,645	451
Salem Communications Corp.	48,350	387
Triarc Cos., Inc. Class A	28,358	349
*^ Heelys Inc.	35,334	282
* Spanish Broadcasting System, Inc.	89,394	231
* Rare Hospitality International Inc.	5,221	199

		714,949

Consumer Staples (3.2%)
* Hansen Natural Corp.	297,016	16,835
Church & Dwight, Inc.	289,292	13,608
* Rite Aid Corp.	2,372,983	10,963
* NBTY, Inc.	251,924	10,228
Alberto-Culver Co.	364,037	9,024
Herbalife Ltd.	173,739	7,898
Flowers Foods, Inc.	361,185	7,874
* Central European Distribution Corp.	149,777	7,176
Casey's General Stores, Inc.	199,995	5,540
* Chattem, Inc.	71,068	5,012
* United Natural Foods, Inc.	178,952	4,871
* Ralcorp Holdings, Inc.	73,477	4,101
Nu Skin Enterprises, Inc.	241,190	3,898
Seaboard Corp.	1,670	3,273
The Andersons, Inc.	66,582	3,197
*^ American Oriental Bioengineering, Inc.	257,184	2,868
* The Pantry, Inc.	100,670	2,580
* Winn-Dixie Stores, Inc.	118,529	2,219
* Boston Beer Co., Inc. Class A	42,573	2,072
* Pathmark Stores, Inc.	149,762	1,909
*^ USANA Health Sciences, Inc.	40,692	1,780
* Alliance One International, Inc.	210,228	1,375
*^ Jones Soda Co.	107,773	1,300
Tootsie Roll Industries, Inc.	48,079	1,276
* The Great Atlantic & Pacific Tea Co., Inc.	41,421	1,262
Sanderson Farms, Inc.	27,941	1,164
Coca-Cola Bottling Co.	17,607	1,062
* Chiquita Brands International, Inc.	65,375	1,035
* Revlon, Inc. Class A	630,429	725
National Beverage Corp.	49,868	423
^ Mannatech, Inc.	45,689	370
* Playtex Products, Inc.	5,820	106

		137,024

Energy (10.1%)
* Denbury Resources, Inc.	532,628	23,803
Frontier Oil Corp.	484,636	20,180
* Oceaneering International, Inc.	239,920	18,186
* Helix Energy Solutions Group, Inc.	381,596	16,203
Helmerich & Payne, Inc.	454,526	14,922
* Dresser Rand Group, Inc.	339,790	14,512
* Core Laboratories N.V.	105,166	13,397
* Superior Energy Services, Inc.	355,073	12,584
Holly Corp.	205,743	12,310
* Petrohawk Energy Corp.	746,043	12,250
* Global Industries Ltd.	412,225	10,619
* Quicksilver Resources, Inc.	223,569	10,519
* W-H Energy Services, Inc.	133,756	9,865
St. Mary Land & Exploration Co.	276,023	9,846
* Hercules Offshore, Inc.	370,989	9,687
* Atwood Oceanics, Inc.	124,563	9,537
Foundation Coal Holdings, Inc.	198,762	7,791
Massey Energy Co.	356,621	7,781
* Dril-Quip, Inc.	151,178	7,461
Tidewater Inc.	117,594	7,390
Penn Virginia Corp.	165,269	7,269
* Plains Exploration & Production Co.	157,612	6,970
* TETRA Technologies, Inc.	319,283	6,750
Berry Petroleum Class A	166,970	6,610
Crosstex Energy, Inc.	169,827	6,438
*^ Cheniere Energy, Inc.	152,794	5,985
Atlas America, Inc.	114,587	5,916
* Alpha Natural Resources, Inc.	230,641	5,358
* Grey Wolf, Inc.	812,823	5,324
Cabot Oil & Gas Corp.	149,180	5,245
*^ Delta Petroleum Corp.	288,906	5,186
* Bill Barrett Corp.	126,859	5,000
* Unit Corp.	102,114	4,942
World Fuel Services Corp.	119,283	4,868
* Carrizo Oil & Gas, Inc.	103,010	4,621
* Encore Acquisition Co.	144,386	4,570
*^ ION Geophysical Corp.	318,246	4,401
* ATP Oil & Gas Corp.	93,227	4,384
CARBO Ceramics Inc.	86,028	4,364
* Arena Resources, Inc.	62,222	4,076
* EXCO Resources, Inc.	238,480	3,944
* Complete Production Services, Inc.	191,566	3,923
*^ Willbros Group, Inc.	108,829	3,700
* NATCO Group Inc.	68,949	3,568
* Oil States International, Inc.	72,022	3,479
* USEC Inc.	298,159	3,056
* Petroleum Development Corp.	65,571	2,908
* Warren Resources Inc.	226,289	2,838
* Parallel Petroleum Corp.	157,740	2,680
*^ International Coal Group, Inc.	571,441	2,537
* Matrix Service Co.	113,229	2,372
*^ Goodrich Petroleum Corp.	68,443	2,170
RPC Inc.	150,962	2,145
* PetroQuest Energy, Inc.	178,487	1,915
* US BioEnergy Corp.	238,828	1,841
* Energy Partners, Ltd.	125,357	1,840
*^ SulphCo, Inc.	201,136	1,770
Alon USA Energy, Inc.	51,614	1,744
MarkWest Hydrocarbon, Inc.	29,033	1,688
* Bois d'Arc Energy, Inc.	87,649	1,680
*^ Cal Dive International, Inc.	111,019	1,665
* Superior Well Services, Inc.	72,145	1,640
W&T Offshore, Inc.	67,006	1,634
* Veneco Inc.	86,421	1,482
*^ Aventine Renewable Energy Holdings, Inc.	138,148	1,460
* Parker Drilling Co.	171,551	1,393
* Rentech, Inc.	643,712	1,390
*^ Pacific Ethanol, Inc.	142,672	1,373
*^ McMoRan Exploration Co.	100,150	1,347
Lufkin Industries, Inc.	23,250	1,279
* Basic Energy Services Inc.	58,325	1,226
* Allis-Chalmers Energy Inc.	64,257	1,217
*^ Evergreen Energy, Inc.	226,680	1,156
*^ VeraSun Energy Corp.	101,352	1,115
Delek US Holdings, Inc.	36,532	916
*^ Verenium Corp.	138,766	733
*^ GeoGlobal Resources Inc.	145,211	523
* Bronco Drilling Co., Inc.	32,041	474
* Exterran Holdings, Inc.	387	31

		430,972

Financials (5.4%)
* Affiliated Managers Group, Inc.	130,999	16,704
Jones Lang LaSalle Inc.	161,810	16,628
* Philadelphia Consolidated Holding Corp.	266,746	11,027
International Securities Exchange, Inc.	153,872	10,228
Douglas Emmett, Inc. REIT	404,558	10,005
East West Bancorp, Inc.	268,508	9,656
DCT Industrial Trust Inc. REIT	740,432	7,752
UCBH Holdings, Inc.	439,196	7,677
* SVB Financial Group	150,769	7,140
Hilb, Rogal and Hamilton Co.	161,701	7,007
* GFI Group Inc.	70,029	6,031
Cash America International Inc.	130,603	4,911
optionsXpress Holdings Inc.	179,917	4,703
Taubman Co. REIT	82,600	4,522
* Signature Bank	123,254	4,342
Enstar Group Ltd.	34,107	4,323
NewAlliance Bancshares, Inc.	292,059	4,287
^ Greenhill & Co., Inc.	68,814	4,201
National Financial Partners Corp.	78,703	4,170
^ United Community Banks, Inc.	169,138	4,147
^ Portfolio Recovery Associates, Inc.	70,400	3,736
Equity Lifestyle Properties, Inc. REIT	66,113	3,425
* Alexander's, Inc. REIT	8,860	3,416
* PICO Holdings, Inc.	74,614	3,100
* First Cash Financial Services, Inc.	128,335	3,006
* Dollar Financial Corp.	104,897	2,993
Calamos Asset Management, Inc.	102,704	2,899
^ PrivateBancorp, Inc.	82,553	2,876
* Stifel Financial Corp.	49,307	2,852
PS Business Parks, Inc. REIT	45,700	2,598
Tower Group, Inc.	91,314	2,391
* World Acceptance Corp.	69,360	2,294
* KBW Inc.	75,268	2,166
*^ Tejon Ranch Co.	51,800	2,145
^ Cascade Bancorp	93,715	2,086
*^ Western Alliance Bancorp	87,027	2,051
* MarketAxess Holdings, Inc.	136,570	2,049
* EZCORP, Inc.	142,857	1,921
FelCor Lodging Trust, Inc. REIT	91,412	1,822
* Knight Capital Group, Inc. Class A	151,527	1,812
* Universal American Financial Corp.	78,264	1,785
* Move, Inc.	612,345	1,690
Bank of the Ozarks, Inc.	55,339	1,690
Nara Bancorp, Inc.	103,356	1,614
* Investors Bancorp, Inc.	111,650	1,581
Advanta Corp. Class B	54,751	1,501
* Tradestation Group Inc.	117,753	1,374
CoBiz Inc.	78,689	1,347
* Nexcen Brands, Inc.	188,568	1,267
* NewStar Financial, Inc.	111,616	1,255
* LaBranche & Co. Inc.	242,702	1,136
* Virginia Commerce Bancorp, Inc.	79,109	1,134
*^ Accredited Home Lenders Holding Co.	95,421	1,114
* eHealth, Inc.	39,654	1,098
* Penson Worldwide, Inc.	58,458	1,080
SWS Group, Inc.	54,494	964
ViewPoint Financial Group	50,935	941
Cohen & Steers, Inc.	24,476	906
Amtrust Financial Services Inc.	59,533	903
^ ASTA Funding, Inc.	22,934	879
Wilshire Bancorp Inc.	77,441	850
* Thomas Weisel Partners Group, Inc.	56,696	823
* Hilltop Holdings Inc.	69,358	814
* Ocwen Financial Corp.	81,940	773
* Credit Acceptance Corp.	33,305	769
* Darwin Professional Underwriters, Inc.	26,286	568
* CompuCredit Corp.	22,507	489
National Interstate Corp.	12,750	393
*^ Wauwatosa Holdings, Inc.	21,285	346
*^ Primus Guaranty, Ltd.	31,333	330
* First Acceptance Corp.	41,975	212
Advanta Corp. Class A	1,086	26

		232,751

Health Care (17.8%)
* Cytyc Corp.	506,848	24,151
* WellCare Health Plans Inc.	154,674	16,307
* Respironics, Inc.	323,828	15,553
* VCA Antech, Inc.	369,714	15,436
* Gen-Probe Inc.	230,787	15,366
* IDEXX Laboratories Corp.	136,273	14,934
* ResMed Inc.	342,414	14,679
*^ Hologic, Inc.	237,129	14,465
* Kyphon Inc.	200,358	14,025
* Pediatrix Medical Group, Inc.	213,283	13,953
* Ventana Medical Systems, Inc.	149,215	12,819
* Inverness Medical Innovations, Inc.	228,241	12,626
* Edwards Lifesciences Corp.	253,567	12,503
* Illumina, Inc.	235,868	12,237
* PDL BioPharma Inc.	512,694	11,079
* Immucor Inc.	302,902	10,829
* HLTH Corp.	757,440	10,733
* BioMarin Pharmaceutical Inc.	421,191	10,488
* Onyx Pharmaceuticals, Inc.	240,022	10,446
* Techne Corp.	164,801	10,396
Cooper Cos., Inc.	196,097	10,279
* Myriad Genetics, Inc.	189,257	9,870
* Sierra Health Services, Inc.	231,666	9,774
* MGI Pharma, Inc.	350,767	9,744
* Psychiatric Solutions, Inc.	238,719	9,377
* OSI Pharmaceuticals, Inc.	253,526	8,617
* Varian, Inc.	134,878	8,580
* Healthways, Inc.	154,125	8,318
Mentor Corp.	177,081	8,155
* Alkermes, Inc.	442,182	8,136
* Affymetrix, Inc.	301,702	7,654
Medicis Pharmaceutical Corp.	245,500	7,490
*^ Medarex, Inc.	526,019	7,448
* Sunrise Senior Living, Inc.	199,251	7,048
* Magellan Health Services, Inc.	171,926	6,977
* ArthroCare Corp.	120,955	6,760
* Dionex Corp.	83,694	6,650
Chemed Corp.	105,598	6,564
* Valeant Pharmaceuticals International	417,748	6,467
* Alexion Pharmaceuticals, Inc.	98,875	6,442
* Align Technology, Inc.	248,579	6,297
* Allscripts Healthcare Solutions, Inc.	231,276	6,251
* United Therapeutics Corp.	91,421	6,083
*^ HealthSouth Corp.	346,202	6,062
* Pharmion Corp.	127,208	5,869
* Haemonetics Corp.	116,779	5,771
* Human Genome Sciences, Inc.	560,829	5,771
* inVentiv Health, Inc.	130,109	5,701
* PSS World Medical, Inc.	295,465	5,652
* Cepheid, Inc.	242,332	5,525
* Nuvasive, Inc.	151,764	5,453
*^ Adams Respiratory Therapeutics, Inc.	140,988	5,434
* LifeCell Corp.	141,644	5,322
PolyMedica Corp.	100,110	5,258
* Theravance, Inc.	201,437	5,255
* Cubist Pharmaceuticals, Inc.	243,368	5,142
* American Medical Systems Holdings, Inc.	301,106	5,104
* DJ Orthopedics Inc.	103,680	5,091
* PAREXEL International Corp.	122,446	5,053
* Apria Healthcare Group Inc.	191,978	4,993
Meridian Bioscience Inc.	164,019	4,973
* Eclipsys Corp.	210,117	4,900
* Applera Corp.-Celera Genomics Group	346,812	4,876
* Exelixis, Inc.	458,484	4,855
* Regeneron Pharmaceuticals, Inc.	252,160	4,488
* Integra LifeSciences Holdings	90,729	4,408
* Amedisys Inc.	114,226	4,389
* Thoratec Corp.	210,582	4,357
* Wright Medical Group, Inc.	155,922	4,182
* Centene Corp.	191,900	4,128
*^ Martek Biosciences Corp.	141,965	4,121
* Xenoport Inc.	87,168	4,101
* Omnicell, Inc.	138,058	3,940
* HealthExtras, Inc.	138,508	3,855
* The Medicines Co.	216,117	3,849
* Alnylam Pharmaceuticals Inc.	115,702	3,792
* Sciele Pharma, Inc.	139,530	3,631
* Nektar Therapeutics	403,142	3,560
* K-V Pharmaceutical Co. Class A	119,673	3,423
* Savient Pharmaceuticals Inc.	233,527	3,398
* The TriZetto Group, Inc.	189,025	3,310
*^ SurModics, Inc.	67,169	3,292
* Orthofix International N.V.	65,584	3,212
* Par Pharmaceutical Cos. Inc.	158,030	2,933
* AMN Healthcare Services, Inc.	152,704	2,860
* Advanced Medical Optics, Inc.	92,269	2,823
* ViroPharma Inc.	307,023	2,733
* Isis Pharmaceuticals, Inc.	181,494	2,717
* AMAG Pharmaceuticals, Inc.	45,514	2,603
* Progenics Pharmaceuticals, Inc.	117,243	2,592
LCA-Vision Inc.	88,162	2,591
*^ Salix Pharmaceuticals, Ltd.	207,489	2,577
*^ InterMune Inc.	134,392	2,571
* Bio-Rad Laboratories, Inc. Class A	28,326	2,564
* PRA International	86,073	2,531
* Quidel Corp.	128,416	2,512
* Conceptus, Inc.	129,356	2,455
* Assisted Living Concepts Inc.	264,599	2,418
* Foxhollow Technologies Inc.	91,192	2,407
Incyte Corp.	332,372	2,376
* Kendle International Inc.	57,147	2,373
* CV Therapeutics, Inc.	261,092	2,345
* Halozyme Therapeutics Inc.	268,836	2,336
* Symmetry Medical Inc.	139,799	2,335
* Emeritus Corp.	84,193	2,282
* SonoSite, Inc.	72,915	2,225
* ICU Medical, Inc.	57,183	2,216
* Gentiva Health Services, Inc.	115,168	2,212
* Palomar Medical Technologies, Inc.	76,573	2,182
* MedCath Corp.	79,296	2,177
Ligand Pharmaceuticals Inc. Class B	400,056	2,136
*^ Luminex Corp.	141,614	2,136
*^ Medivation Inc.	103,683	2,079
* Abaxis, Inc.	91,898	2,063
* OraSure Technologies, Inc.	202,966	2,040
* eResearch Technology, Inc.	177,617	2,023
*^ ev3 Inc.	120,216	1,974
* Sirona Dental Systems Inc.	54,746	1,953
*^ Dendreon Corp.	238,283	1,832
* Noven Pharmaceuticals, Inc.	109,131	1,738
*^ MannKind Corp.	177,275	1,716
* Omrix Biopharmaceuticals, Inc.	48,121	1,699
* Neurocrine Biosciences, Inc.	166,942	1,669
* Bruker BioSciences Corp.	185,178	1,630
*^ Geron Corp.	208,210	1,524
* Volcano Corp.	92,648	1,523
* Merit Medical Systems, Inc.	114,564	1,487
*^ Nighthawk Radiology Holdings, Inc.	59,366	1,455
* Akorn, Inc.	190,790	1,429
* ARIAD Pharmaceuticals, Inc.	301,483	1,396
* Zymogenetics, Inc.	106,854	1,394
* Arena Pharmaceuticals, Inc.	127,131	1,392
* Cyberonics, Inc.	90,611	1,263
*^ Momenta Pharmaceuticals, Inc.	104,596	1,191
* Radiation Therapy Services, Inc.	56,667	1,180
*^ Keryx Biopharmaceuticals, Inc.	118,301	1,176
*^ Hansen Medical Inc.	42,885	1,163
* GTx, Inc.	69,114	1,125
* Affymax Inc.	39,380	1,066
* Senomyx, Inc.	86,707	1,062
* Aspect Medical Systems, Inc.	73,961	1,004
* Alliance Imaging, Inc.	110,099	997
* Cadence Pharmaceuticals, Inc.	64,311	900
*^ deCODE genetics, Inc.	257,150	892
* Enzo Biochem, Inc.	72,661	825
* Rigel Pharmaceuticals, Inc.	86,581	816
*^ Osiris Therapeutics, Inc.	60,445	779
* K-V Pharmaceutical Co. Class B	26,991	773
* Odyssey Healthcare, Inc.	74,071	712
*^ Telik, Inc.	230,918	672
Vital Signs, Inc.	12,182	635
* Nabi Biopharmaceuticals	132,788	539
* Northstar Neuroscience, Inc.	40,813	455
* Panacos Pharmaceuticals Inc.	233,123	373
* Nuvelo, Inc.	150,931	309
*^ Idenix Pharmaceuticals Inc.	86,406	250
* Emergent BioSolutions Inc.	24,709	219
* Coley Pharmaceutical Group	65,191	205
Arrow International, Inc.	3,179	145

		763,462

Industrials (15.9%)
The Manitowoc Co., Inc.	548,551	24,290
* Stericycle, Inc.	390,453	22,318
* BE Aerospace, Inc.	405,514	16,841
* Alliant Techsystems, Inc.	145,686	15,923
* General Cable Corp.	229,911	15,432
* Thomas & Betts Corp.	255,819	15,001
* Corrections Corp. of America	540,257	14,139
* Covanta Holding Corp.	541,356	13,269
Trinity Industries, Inc.	353,090	13,255
Donaldson Co., Inc.	313,953	13,111
Flowserve Corp.	163,112	12,426
Bucyrus International, Inc.	161,568	11,783
Graco, Inc.	292,475	11,439
* Copart, Inc.	321,043	11,041
* Kansas City Southern	337,720	10,864
MSC Industrial Direct Co., Inc. Class A	206,442	10,444
The Toro Co.	177,206	10,425
Landstar System, Inc.	244,299	10,253
* Kirby Corp.	222,617	9,826
* Waste Connections, Inc.	301,943	9,590
* FTI Consulting, Inc.	187,854	9,451
* Hexcel Corp.	414,664	9,417
* Continental Airlines, Inc. Class B	277,569	9,168
* Gardner Denver Inc.	232,483	9,067
* WESCO International, Inc.	200,505	8,610
* Ceradyne, Inc.	113,547	8,600
* IHS Inc. Class A	147,807	8,350
Actuant Corp.	120,597	7,835
* Teledyne Technologies, Inc.	146,030	7,797
The Brink's Co.	138,591	7,744
Wabtec Corp.	203,412	7,620
Herman Miller, Inc.	279,152	7,576
* Quanta Services, Inc.	260,605	6,893
Valmont Industries, Inc.	79,206	6,721
* American Commercial Lines Inc.	274,694	6,518
* Geo Group Inc.	215,460	6,380
Mine Safety Appliances Co.	134,283	6,326
*^ JetBlue Airways Corp.	667,296	6,152
UTI Worldwide, Inc.	261,138	6,001
* Orbital Sciences Corp.	260,929	5,803
* Huron Consulting Group Inc.	73,850	5,363
* Perini Corp.	93,957	5,255
* Hub Group, Inc.	170,583	5,123
* Acco Brands Corp.	225,548	5,061
* AAR Corp.	164,091	4,979
* Cenveo Inc.	224,338	4,852
Resources Connection, Inc.	204,926	4,744
* The Advisory Board Co.	79,512	4,649
* Genesee & Wyoming Inc. Class A	158,897	4,583
Knight Transportation, Inc.	265,704	4,573
* TransDigm Group, Inc.	99,086	4,529
* Astec Industries, Inc.	77,063	4,427
* EMCOR Group, Inc.	140,353	4,401
* The Middleby Corp.	66,844	4,314
* CoStar Group, Inc.	80,301	4,292
Watson Wyatt & Co. Holdings	94,098	4,229
* TeleTech Holdings, Inc.	171,217	4,094
*^ Taser International Inc.	259,304	4,068
* PHH Corp.	152,991	4,021
Heartland Express, Inc.	281,066	4,014
Administaff, Inc.	110,253	4,002
* AirTran Holdings, Inc.	402,294	3,959
*^ Energy Conversion Devices, Inc.	174,160	3,957
Forward Air Corp.	132,666	3,951
* Washington Group International, Inc.	44,529	3,910
* Mobile Mini, Inc.	157,924	3,815
* II-VI, Inc.	110,458	3,814
* ESCO Technologies Inc.	114,076	3,792
* Labor Ready, Inc.	204,274	3,781
Interface, Inc.	204,026	3,683
CLARCOR Inc.	107,015	3,661
* RBC Bearings Inc.	93,301	3,578
Rollins, Inc.	132,853	3,546
* Armstrong Worldwide Industries, Inc.	86,960	3,530
Healthcare Services Group, Inc.	173,731	3,522
* Tetra Tech, Inc.	166,073	3,507
* Clean Harbors Inc.	74,091	3,299
*^ Evergreen Solar, Inc.	364,841	3,258
* Layne Christensen Co.	58,112	3,224
Steelcase Inc.	177,953	3,200
HEICO Corp.	64,253	3,172
^ Franklin Electric, Inc.	76,279	3,136
* Korn/Ferry International	187,775	3,100
* M&F Worldwide Corp.	59,301	2,976
United Industrial Corp.	39,288	2,957
* Old Dominion Freight Line, Inc.	123,079	2,950
* Heidrick & Struggles International, Inc.	79,133	2,884
Raven Industries, Inc.	71,584	2,867
* American Reprographics Co.	150,050	2,809
* GenCorp, Inc.	222,354	2,659
* Navigant Consulting, Inc.	209,444	2,652
* DynCorp International Inc. Class A	112,855	2,608
American Science & Engineering, Inc.	40,495	2,537
Watsco, Inc.	53,547	2,486
* CRA International Inc.	51,536	2,484
* Kenexa Corp.	77,822	2,395
Horizon Lines Inc.	76,929	2,349
Freightcar America Inc.	53,952	2,061
* Blount International, Inc.	176,995	2,011
*^ Beacon Roofing Supply, Inc.	194,349	1,986
* Kforce Inc.	153,887	1,979
^ Simpson Manufacturing Co.	59,657	1,900
* Atlas Air Worldwide Holdings, Inc.	35,117	1,813
*^ Innerworkings, Inc.	104,297	1,797
* Allegiant Travel Co.	57,428	1,741
* NuCo2, Inc.	67,511	1,738
*^ FuelCell Energy, Inc.	179,823	1,608
* Power-One, Inc.	306,072	1,561
Knoll, Inc.	87,277	1,548
* Accuride Corp.	123,108	1,491
* Pike Electric Corp.	79,401	1,490
* Hudson Highland Group, Inc.	110,829	1,411
*^ Medis Technology Ltd.	107,453	1,397
*^ Amerco, Inc.	21,272	1,350
Houston Wire & Cable Co.	73,601	1,333
^ Encore Wire Corp.	50,076	1,258
* H&E Equipment Services, Inc.	67,366	1,211
Electro Rent Corp.	85,340	1,196
* Argon ST, Inc.	59,132	1,171
*^ A.S.V., Inc.	82,343	1,155
* TurboChef Technologies, Inc.	83,525	1,103
American Railcar Industries, Inc.	46,707	1,028
* Plug Power, Inc.	306,258	949
* MTC Technologies, Inc.	43,172	834
* LECG Corp.	54,082	806
Schawk, Inc.	32,407	731
* First Advantage Corp. Class A	39,560	699
* Columbus McKinnon Corp.	27,539	685
*^ Trex Co., Inc.	53,083	590
* Builders FirstSource, Inc.	50,593	545
Wabash National Corp.	46,823	529
*^ Ionatron Inc.	139,746	479
HEICO Corp. Class A	4,055	160

		680,624

Information Technology (23.5%)
* Trimble Navigation Ltd.	525,448	20,603
* Varian Semiconductor Equipment Associates, Inc.	363,335	19,446
* Cypress Semiconductor Corp.	665,016	19,425
* Mettler-Toledo International Inc.	166,170	16,949
Global Payments Inc.	355,056	15,701
* FLIR Systems, Inc.	277,092	15,348
* Brocade Communications Systems, Inc.	1,762,495	15,087
* Ciena Corp.	374,250	14,251
* F5 Networks, Inc.	367,132	13,654
* CommScope, Inc.	269,418	13,536
FactSet Research Systems Inc.	193,315	13,252
* Equinix, Inc.	140,193	12,434
* Itron, Inc.	131,970	12,282
* Novell, Inc.	1,525,410	11,654
* MICROS Systems, Inc.	178,207	11,596
* ANSYS, Inc.	338,775	11,576
*^ Cree, Inc.	370,480	11,522
* Nuance Communications, Inc.	581,660	11,232
* SINA.com	228,427	10,930
* Polycom, Inc.	403,146	10,829
* Foundry Networks, Inc.	608,989	10,822
* ON Semiconductor Corp.	832,897	10,461
* Unisys Corp.	1,525,044	10,096
* Atmel Corp.	1,934,201	9,980
* ValueClick, Inc.	438,881	9,857
* VeriFone Holdings, Inc.	218,111	9,669
Jack Henry & Associates Inc.	354,809	9,175
Fair Isaac, Inc.	252,198	9,107
* Silicon Laboratories Inc.	216,759	9,052
National Instruments Corp.	263,209	9,036
* Microsemi Corp.	318,558	8,881
* FormFactor Inc.	199,573	8,855
MoneyGram International, Inc.	366,843	8,287
* Digital River, Inc.	181,856	8,138
* Tessera Technologies, Inc.	210,695	7,901
* PMC Sierra Inc.	939,326	7,881
Broadridge Financial Solutions LLC	397,801	7,538
* THQ Inc.	294,183	7,349
* Atheros Communications, Inc.	243,016	7,283
* Dolby Laboratories Inc.	206,913	7,205
* j2 Global Communications, Inc.	217,093	7,105
* CACI International, Inc.	135,924	6,944
* Rambus Inc.	361,481	6,908
* TIBCO Software Inc.	916,572	6,773
* Perot Systems Corp.	400,510	6,773
* Sonus Networks, Inc.	1,110,144	6,772
* VistaPrint Ltd.	180,194	6,734
* Gartner, Inc. Class A	274,536	6,715
Acxiom Corp.	333,486	6,600
* Semtech Corp.	319,250	6,538
* Wright Express Corp.	175,726	6,412
ADTRAN Inc.	273,239	6,293
* Cymer, Inc.	158,611	6,089
* Informatica Corp.	384,778	6,041
* Synopsys, Inc.	222,763	6,032
* Concur Technologies, Inc.	188,277	5,935
* Amkor Technology, Inc.	513,684	5,918
* RF Micro Devices, Inc.	853,929	5,747
* Macrovision Corp.	233,299	5,746
* Omniture, Inc.	186,609	5,658
* Plexus Corp.	203,740	5,582
* Intermec, Inc.	213,210	5,569
* Aspen Technologies, Inc.	387,364	5,547
* Dycom Industries, Inc.	179,539	5,499
*^ OmniVision Technologies, Inc.	241,469	5,489
* DealerTrack Holdings Inc.	130,779	5,477
* Comtech Telecommunications Corp.	101,900	5,451
* Sigma Designs, Inc.	112,677	5,436
* Euronet Worldwide, Inc.	180,474	5,373
* SRA International, Inc.	188,093	5,282
* Blackboard Inc.	113,143	5,186
*^ Net 1 UEPS Technologies, Inc.	190,251	5,169
* Blue Coat Systems, Inc.	65,483	5,157
* Synaptics Inc.	107,227	5,121
* Quest Software, Inc.	290,328	4,982
* FEI Co.	156,004	4,903
Blackbaud, Inc.	193,268	4,878
* Rofin-Sinar Technologies Inc.	68,465	4,807
* SiRF Technology Holdings, Inc.	221,368	4,726
* CNET Networks, Inc.	631,808	4,707
* ANADIGICS, Inc.	258,885	4,681
* Sybase, Inc.	200,900	4,647
* NETGEAR, Inc.	152,304	4,633
* ATMI, Inc.	155,205	4,617
* Sohu.com Inc.	121,547	4,584
* L-1 Identity Solutions Inc.	240,203	4,528
* Cabot Microelectronics Corp.	104,701	4,476
* Coherent, Inc.	138,262	4,435
* Parametric Technology Corp.	252,670	4,402
* VASCO Data Security International, Inc.	122,201	4,315
* Riverbed Technology, Inc.	106,438	4,299
* EarthLink, Inc.	542,217	4,294
* InterDigital, Inc.	206,304	4,287
* Advent Software, Inc.	89,571	4,207
* Diodes Inc.	129,754	4,165
Syntel, Inc.	99,581	4,141
^ Daktronics, Inc.	147,160	4,006
* Trident Microsystems, Inc.	251,302	3,993
* Wind River Systems Inc.	337,092	3,968
* Applied Micro Circuits Corp.	1,245,934	3,937
* Websense, Inc.	197,736	3,901
* The Ultimate Software Group, Inc.	108,665	3,792
* Harmonic, Inc.	349,264	3,706
* Convergys Corp.	210,908	3,661
* ACI Worldwide, Inc.	163,582	3,656
*^ Take-Two Interactive Software, Inc.	208,467	3,561
* ViaSat, Inc.	112,481	3,468
* Finisar Corp.	1,221,571	3,420
* BearingPoint, Inc.	842,269	3,411
* MicroStrategy Inc.	42,387	3,363
* Brightpoint, Inc.	223,705	3,358
* Tekelec	276,791	3,349
* Palm, Inc.	204,650	3,330
Cognex Corp.	184,837	3,283
* Cogent Inc.	208,105	3,263
* Manhattan Associates, Inc.	118,611	3,251
MTS Systems Corp.	77,931	3,242
* RealNetworks, Inc.	474,930	3,220
* Rogers Corp.	77,660	3,199
* ScanSource, Inc.	113,320	3,185
* Epicor Software Corp.	230,219	3,170
* SPSS, Inc.	76,875	3,163
* SAVVIS, Inc.	81,137	3,146
* Harris Stratex Networks, Inc. Class A	177,827	3,107
* Lawson Software, Inc.	309,786	3,101
* ManTech International Corp.	85,927	3,092
* Novatel Wireless, Inc.	133,642	3,027
* Powerwave Technologies, Inc.	486,988	3,000
* Mentor Graphics Corp.	187,545	2,832
Quality Systems, Inc.	77,157	2,826
* Exar Corp.	213,466	2,788
Micrel, Inc.	255,962	2,764
* Internap Network Services Corp.	193,918	2,748
* Progress Software Corp.	90,257	2,735
* Interwoven Inc.	191,604	2,727
* Hittite Microwave Corp.	61,051	2,695
* AMIS Holdings Inc.	273,243	2,653
* Netlogic Microsystems Inc.	72,946	2,634
*^ Bankrate, Inc.	56,326	2,598
* Sapient Corp.	383,572	2,574
^ Heartland Payment Systems, Inc.	99,554	2,559
* Perficient, Inc.	115,972	2,536
* Vignette Corp.	125,623	2,521
* C-COR Inc.	217,627	2,501
* S1 Corp.	270,718	2,450
* DTS Inc.	79,898	2,427
InfoSpace, Inc.	137,927	2,422
*^ Universal Display Corp.	136,105	2,412
* Advanced Energy Industries, Inc.	158,694	2,396
* Sykes Enterprises, Inc.	142,684	2,370
* SonicWALL, Inc.	270,333	2,360
* Ansoft Corp.	68,540	2,260
* Commvault Systems, Inc.	121,460	2,249
* The Knot, Inc.	103,301	2,196
* Kulicke & Soffa Industries, Inc.	253,894	2,153
* Spansion Inc. Class A	250,561	2,117
* Comtech Group Inc.	115,658	2,106
* Supertex, Inc.	51,589	2,057
* Mattson Technology, Inc.	231,678	2,004
* Silicon Image, Inc.	385,354	1,985
* DSP Group Inc.	125,344	1,984
* Tyler Technologies, Inc.	145,544	1,943
* Extreme Networks, Inc.	497,601	1,911
* WebMD Health Corp. Class A	35,461	1,848
Cohu, Inc.	94,974	1,781
* Advanced Analogic Technologies, Inc.	166,394	1,770
* Littelfuse, Inc.	48,910	1,746
* Global Cash Access, Inc.	163,966	1,736
* LoopNet, Inc.	84,329	1,732
* EPIQ Systems, Inc.	90,845	1,710
*^ UTStarcom, Inc.	451,384	1,652
* Intervoice, Inc.	170,732	1,603
Openwave Systems Inc.	363,669	1,593
* FalconStor Software, Inc.	129,732	1,563
* Ixia	178,601	1,557
* Forrester Research, Inc.	65,491	1,544
TNS Inc.	95,756	1,538
* Hughes Communications Inc.	29,515	1,530
* Ultratech, Inc.	97,002	1,344
* MSC Software Corp.	96,459	1,314
* IPG Photonics Corp.	66,136	1,300
* RightNow Technologies Inc.	79,589	1,281
* IXYS Corp.	115,473	1,204
* Sonic Solutions, Inc.	108,389	1,135
*^ iPass Inc.	264,027	1,109
Gevity HR, Inc.	107,811	1,105
* MKS Instruments, Inc.	57,243	1,089
* Smart Modular Technologies Inc.	144,454	1,033
^ Marchex, Inc.	107,028	1,018
* Lionbridge Technologies, Inc.	252,617	1,008
*^ DivX, Inc.	67,157	999
* PDF Solutions, Inc.	98,470	973
* Verigy Ltd.	39,016	964
* ExlService Holdings Inc.	43,772	931
Bel Fuse, Inc. Class B	26,448	917
* Orbcomm, Inc.	105,913	798
* Packeteer, Inc.	102,782	781
* Gateway, Inc.	400,634	753
* Ness Technologies Inc.	68,601	749
* TTM Technologies, Inc.	64,647	748
* Liquidity Services, Inc.	67,667	744
* Eagle Test Systems, Inc.	55,581	713
* eSPEED, Inc. Class A	81,619	696
* Borland Software Corp.	159,144	692
* Genesis Microchip Inc.	81,471	639
* Isilon Systems Inc.	81,277	626
* Rackable Systems Inc.	44,067	572
*^ Optium Corp.	50,173	521
* Jupitermedia Corp.	51,251	324
*^ Multi-Fineline Electronix, Inc.	21,797	323
Renaissance Learning, Inc.	24,688	298
Bel Fuse, Inc. Class A	744	28

		1,008,119

Materials (4.9%)
* AK Steel Holding Corp.	489,648	21,520
Nalco Holding Co.	634,937	18,826
CF Industries Holdings, Inc.	219,223	16,641
Cleveland-Cliffs Inc.	180,438	15,873
* Terra Industries, Inc.	408,517	12,770
Airgas, Inc.	203,367	10,500
Hercules, Inc.	487,342	10,244
Texas Industries, Inc.	120,129	9,430
Carpenter Technology Corp.	71,114	9,246
Scotts Miracle-Gro Co.	195,667	8,365
*^ W.R. Grace & Co.	308,172	8,278
* RTI International Metals, Inc.	101,446	8,041
Eagle Materials, Inc.	211,032	7,542
Greif Inc. Class A	104,118	6,318
*^ Zoltek Cos., Inc.	118,171	5,156
* Hecla Mining Co.	528,948	4,734
*^ Coeur d'Alene Mines Corp.	1,224,670	4,642
* Brush Engineered Materials Inc.	89,205	4,629
Kaiser Aluminum Corp.	63,420	4,476
* Apex Silver Mines Ltd.	167,647	3,261
NewMarket Corp.	64,729	3,196
Deltic Timber Corp.	46,606	2,653
Innospec, Inc.	105,496	2,403
Silgan Holdings, Inc.	37,629	2,023
* Graphic Packaging Corp.	441,530	1,996
* Stillwater Mining Co.	181,345	1,866
Royal Gold, Inc.	56,598	1,854
Myers Industries, Inc.	80,322	1,592
* Symyx Technologies, Inc.	145,844	1,267
A.M. Castle & Co.	26,216	855
Tronox Inc. Class B	34,135	308
Tronox Inc.	28,598	266

		210,771

Telecommunication Services (1.8%)
* SBA Communications Corp.	406,792	14,352
* Time Warner Telecom Inc.	541,139	11,889
* NeuStar, Inc. Class A	300,094	10,290
* Dobson Communications Corp.	667,958	8,543
* Cincinnati Bell Inc.	1,088,855	5,379
* Cogent Communications Group, Inc.	208,829	4,874
* Cbeyond Inc.	98,349	4,012
NTELOS Holdings Corp.	129,383	3,812
* General Communication, Inc.	199,096	2,417
iPCS, Inc.	63,513	2,184
* Global Crossing Ltd.	81,372	1,715
Golden Telecom, Inc.	21,030	1,693
* Centennial Communications Corp. Class A	163,138	1,651
*^ Covad Communications Group, Inc.	1,304,969	874
*^ Globalstar, Inc.	101,321	743
*^ Vonage Holdings Corp.	477,289	492
*^ InPhonic, Inc.	105,580	290
* Fibertower Corp.	63,940	246

		75,456

Utilities (0.2%)
Aqua America, Inc.	204,180	4,631
Ormat Technologies Inc.	67,104	3,110
SJW Corp.	21,029	718

		8,459

Total Common Stocks
(Cost $3,572,570)		4,262,587

Temporary Cash Investments (5.0%)

Money Market Fund (5.0%)
1 Vanguard Market Liquidity Fund, 5.153%	213,450,971	213,451

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
2 Federal National Mortgage Assn.
3 5.204%, 10/3/07	1,000	1,000
3 4.917%, 1/18/08	1,000	986

		1,986

Total Temporary Cash Investments
(Cost $215,437)		215,437

Total Investments (104.5%)
(Cost $3,788,007)		4,478,024

Other Assets and Liabilities—Net (-4.5%)		(194,104)

Net Assets (100%)		4,283,920

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $1,986,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $3,788,007,000. Net unrealized appreciation of investment securities for tax purposes was $690,017,000, consisting of unrealized gains of $908,973,000 on securities that had risen in value since their purchase and $218,956,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	39	15,857	518
E-mini Russell 2000 Index	50	4,066	32

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Mid-Cap Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks (100.2%)

Consumer Discretionary (15.7%)
Hilton Hotels Corp.	3,187,870	148,204
Nordstrom, Inc.	1,774,856	83,223
Mattel, Inc.	3,386,484	79,447
Wynn Resorts Ltd.	482,936	76,091
* Apollo Group, Inc. Class A	1,263,977	76,028
Genuine Parts Co.	1,466,959	73,348
Newell Rubbermaid, Inc.	2,401,285	69,205
* Cablevision Systems NY Group Class A	1,979,487	69,163
* GameStop Corp. Class A	1,219,787	68,735
* Discovery Holding Co. Class A	2,310,320	66,653
^ Eastman Kodak Co.	2,476,986	66,284
Sherwin-Williams Co.	965,191	63,423
VF Corp.	767,130	61,946
Tiffany & Co.	1,173,535	61,435
Abercrombie & Fitch Co.	755,692	60,984
Whirlpool Corp.	679,506	60,544
H & R Block, Inc.	2,780,364	58,888
Virgin Media Inc.	2,396,901	58,173
Tim Hortons, Inc.	1,630,496	56,823
* Expedia, Inc.	1,634,798	52,117
Wyndham Worldwide Corp.	1,569,654	51,422
* IAC/InterActiveCorp	1,691,252	50,179
* Office Depot, Inc.	2,365,935	48,786
* The Goodyear Tire & Rubber Co.	1,597,458	48,579
Darden Restaurants Inc.	1,156,491	48,411
* AutoZone Inc.	410,433	47,668
Black & Decker Corp.	568,052	47,319
Royal Caribbean Cruises, Ltd.	1,189,024	46,408
Harman International Industries, Inc.	532,917	46,108
BorgWarner, Inc.	499,679	45,736
American Eagle Outfitters, Inc.	1,707,212	44,917
* Interpublic Group of Cos., Inc.	4,037,011	41,904
*^ Sirius Satellite Radio, Inc.	11,959,580	41,739
Autoliv, Inc.	685,475	40,957
Polo Ralph Lauren Corp.	522,491	40,624
Idearc Inc.	1,264,339	39,789
* Mohawk Industries, Inc.	469,425	38,164
* CarMax, Inc.	1,861,592	37,846
Washington Post Co. Class B	47,068	37,786
PetSmart, Inc.	1,170,759	37,347
* XM Satellite Radio Holdings, Inc.	2,635,391	37,344
* Penn National Gaming, Inc.	626,189	36,958
Station Casinos, Inc.	419,239	36,675
Hasbro, Inc.	1,303,578	36,344
The Stanley Works	646,117	36,267
* R.H. Donnelley Corp.	611,318	34,246
* Dollar Tree Stores, Inc.	839,538	34,035
Lamar Advertising Co. Class A	676,518	33,129
Family Dollar Stores, Inc.	1,235,474	32,814
E.W. Scripps Co. Class A	764,764	32,120
* O'Reilly Automotive, Inc.	933,548	31,190
D. R. Horton, Inc.	2,434,008	31,180
Liz Claiborne, Inc.	900,054	30,899
Advance Auto Parts, Inc.	916,635	30,762
Ross Stores, Inc.	1,196,262	30,672
Leggett & Platt, Inc.	1,525,256	29,224
Centex Corp.	1,034,363	27,483
Brinker International, Inc.	977,114	26,812
Williams-Sonoma, Inc.	806,228	26,299
Wendy's International, Inc.	751,293	26,228
Pulte Homes, Inc.	1,873,358	25,496
Gentex Corp.	1,167,351	25,028
WABCO Holdings Inc.	518,712	24,250
* AutoNation, Inc.	1,355,086	24,012
Lennar Corp. Class A	1,045,346	23,677
^ New York Times Co. Class A	1,170,401	23,127
RadioShack Corp.	1,108,853	22,909
* Career Education Corp.	818,120	22,899
* Toll Brothers, Inc.	1,131,936	22,627
* Urban Outfitters, Inc.	997,874	21,754
* Chico's FAS, Inc.	1,515,442	21,292
Boyd Gaming Corp.	488,960	20,952
Foot Locker, Inc.	1,336,862	20,494
Jones Apparel Group, Inc.	937,684	19,813
Tribune Co.	690,556	18,866
* NVR, Inc.	38,400	18,058
Brunswick Corp.	778,152	17,789
KB Home	653,838	16,385
Weight Watchers International, Inc.	271,087	15,604
* Getty Images, Inc.	463,211	12,896
Circuit City Stores, Inc.	1,469,726	11,626
^ The McClatchy Co. Class A	489,450	9,779
* CTC Media, Inc.	326,338	7,166
Lennar Corp. Class B	63,528	1,350

		3,380,933

Consumer Staples (4.2%)
Bunge Ltd.	1,039,488	111,693
The Clorox Co.	1,306,690	79,695
SuperValu Inc.	1,808,938	70,567
UST, Inc.	1,378,991	68,398
Whole Foods Market, Inc.	1,217,158	59,592
Molson Coors Brewing Co. Class B	557,585	55,575
Coca-Cola Enterprises, Inc.	2,277,413	55,159
* Energizer Holdings, Inc.	461,749	51,185
* Constellation Brands, Inc. Class A	1,818,739	44,032
The Pepsi Bottling Group, Inc.	1,171,844	43,557
Tyson Foods, Inc.	2,337,942	41,732
The Estee Lauder Cos. Inc. Class A	912,893	38,761
McCormick & Co., Inc.	1,009,968	36,329
Brown-Forman Corp. Class B	456,464	34,194
* Smithfield Foods, Inc.	979,091	30,841
Dean Foods Co.	1,119,341	28,633
Hormel Foods Corp.	653,185	23,371
PepsiAmericas, Inc.	552,185	17,913
* Bare Escentuals, Inc.	465,259	11,571

		902,798

Energy (8.4%)
Smith International, Inc.	1,726,020	123,238
Noble Corp.	2,307,820	113,199
Murphy Oil Corp.	1,538,735	107,542
Noble Energy, Inc.	1,471,128	103,038
El Paso Corp.	6,028,811	102,309
* Cameron International Corp.	948,316	87,520
* Ultra Petroleum Corp.	1,308,303	81,167
* Nabors Industries, Inc.	2,422,656	74,545
Sunoco, Inc.	1,045,660	74,012
CONSOL Energy, Inc.	1,567,815	73,060
ENSCO International, Inc.	1,283,656	72,013
Diamond Offshore Drilling, Inc.	595,603	67,476
BJ Services Co.	2,525,509	67,052
* FMC Technologies Inc.	1,118,137	64,472
* Southwestern Energy Co.	1,462,317	61,198
* Grant Prideco, Inc.	1,097,309	59,825
Tesoro Corp.	1,174,644	54,057
* Newfield Exploration Co.	1,119,213	53,901
* Pride International, Inc.	1,427,949	52,192
Range Resources Corp.	1,274,451	51,819
Pioneer Natural Resources Co.	1,062,874	47,808
* Exterran Holdings, Inc.	529,937	42,575
Arch Coal, Inc.	1,227,993	41,432
Rowan Cos., Inc.	952,638	34,848
Patterson-UTI Energy, Inc.	1,349,317	30,454
Pogo Producing Co.	503,657	26,749
Cimarex Energy Co.	717,107	26,712
* CNX Gas Corp.	259,929	7,478

		1,801,691

Financials (19.7%)
Ameriprise Financial, Inc.	2,025,387	127,822
T. Rowe Price Group Inc.	2,172,569	120,990
Archstone-Smith Trust REIT	1,917,865	115,340
Boston Properties, Inc. REIT	1,024,638	106,460
Host Hotels & Resorts Inc. REIT	4,494,664	100,860
Nymex Holdings Inc.	753,164	98,047
Kimco Realty Corp. REIT	1,952,761	88,284
Avalonbay Communities, Inc. REIT	685,719	80,956
* IntercontinentalExchange Inc.	484,570	73,606
Unum Group	2,951,412	72,221
MBIA, Inc.	1,126,222	68,756
Hudson City Bancorp, Inc.	4,452,834	68,485
Plum Creek Timber Co. Inc. REIT	1,521,866	68,119
Leucadia National Corp.	1,398,603	67,441
CIT Group Inc.	1,651,254	66,380
Zions Bancorp	930,719	63,912
American Capital Strategies, Ltd.	1,483,755	63,401
Synovus Financial Corp.	2,252,181	63,174
Commerce Bancorp, Inc.	1,565,339	60,704
Developers Diversified Realty Corp. REIT	1,075,766	60,103
Everest Re Group, Ltd.	543,973	59,968
SL Green Realty Corp. REIT	511,614	59,741
HCP Inc. REIT	1,773,754	58,835
Cincinnati Financial Corp.	1,330,390	57,619
Sovereign Bancorp, Inc.	3,292,459	56,104
Safeco Corp.	914,283	55,972
Ambac Financial Group, Inc.	877,591	55,209
The Macerich Co. REIT	617,137	54,049
AMB Property Corp. REIT	857,823	51,306
Torchmark Corp.	822,289	51,245
Huntington Bancshares Inc.	2,984,902	50,684
Willis Group Holdings Ltd.	1,221,847	50,022
* CB Richard Ellis Group, Inc.	1,771,861	49,329
* E*TRADE Financial Corp.	3,675,274	47,999
Ventas, Inc. REIT	1,145,131	47,408
Assurant, Inc.	885,597	47,379
Axis Capital Holdings Ltd.	1,191,358	46,356
New York Community Bancorp, Inc.	2,428,784	46,268
Regency Centers Corp. REIT	598,273	45,917
Janus Capital Group Inc.	1,596,399	45,146
People's United Financial Inc.	2,590,115	44,757
Federal Realty Investment Trust REIT	485,260	42,994
Nuveen Investments, Inc. Class A	684,050	42,370
* TD Ameritrade Holding Corp.	2,312,760	42,138
W.R. Berkley Corp.	1,420,698	42,095
Duke Realty Corp. REIT	1,239,394	41,904
Eaton Vance Corp.	1,031,202	41,207
* Markel Corp.	81,440	39,417
White Mountains Insurance Group Inc.	74,630	38,789
RenaissanceRe Holdings Ltd.	591,114	38,665
PartnerRe Ltd.	489,172	38,640
^ Allied Capital Corp.	1,311,132	38,534
Apartment Investment & Management Co. Class A REIT	836,555	37,754
iStar Financial Inc. REIT	1,103,564	37,510
A.G. Edwards, Inc.	427,700	35,820
Old Republic International Corp.	1,892,756	35,470
* Arch Capital Group Ltd.	475,543	35,385
SEI Investments Co.	1,280,119	34,922
Hospitality Properties Trust REIT	808,188	32,853
Liberty Property Trust REIT	791,823	31,839
Fidelity National Financial, Inc. Class A	1,813,035	31,692
Federated Investors, Inc.	798,012	31,681
Camden Property Trust REIT	489,235	31,433
Associated Banc-Corp.	1,043,164	30,909
Forest City Enterprise Class A	533,145	29,408
First Horizon National Corp.	1,082,748	28,866
UDR, Inc. REIT	1,169,908	28,452
Colonial BancGroup, Inc.	1,304,812	28,210
Popular, Inc.	2,285,068	28,061
Weingarten Realty Investors REIT	669,813	27,770
HCC Insurance Holdings, Inc.	965,061	27,639
Erie Indemnity Co. Class A	444,424	27,168
* Nasdaq Stock Market Inc.	719,475	27,110
Brown & Brown, Inc.	1,027,602	27,026
TCF Financial Corp.	1,002,212	26,238
First American Corp.	707,182	25,897
City National Corp.	356,986	24,814
The PMI Group Inc.	748,204	24,466
Protective Life Corp.	573,210	24,327
Nationwide Financial Services, Inc.	438,009	23,574
Commerce Bancshares, Inc.	509,459	23,379
MGIC Investment Corp.	715,314	23,112
CapitalSource Inc. REIT	1,059,441	21,443
^ The First Marblehead Corp.	564,660	21,418
^ The St. Joe Co.	608,325	20,446
Astoria Financial Corp.	754,228	20,010
Unitrin, Inc.	399,808	19,826
* AmeriCredit Corp.	1,015,383	17,850
American Financial Group, Inc.	617,688	17,598
Radian Group, Inc.	690,971	16,086
Transatlantic Holdings, Inc.	227,605	16,007
Mercury General Corp.	235,436	12,697
BOK Financial Corp.	202,690	10,420
Student Loan Corp.	34,514	6,224

		4,245,937

Health Care (10.0%)
* Express Scripts Inc.	1,993,692	111,288
* Humana Inc.	1,446,755	101,099
* Coventry Health Care Inc.	1,345,957	83,732
Quest Diagnostics, Inc.	1,410,225	81,469
* Laboratory Corp. of America Holdings	1,012,494	79,207
C.R. Bard, Inc.	891,155	78,591
AmerisourceBergen Corp.	1,645,208	74,577
* Intuitive Surgical, Inc.	322,603	74,199
* Waters Corp.	868,731	58,135
* DaVita, Inc.	906,691	57,285
* Amylin Pharmaceuticals, Inc.	1,132,620	56,631
* Hospira, Inc.	1,348,533	55,897
Applera Corp.-Applied Biosystems Group	1,592,399	55,161
Dade Behring Holdings Inc.	703,148	53,685
* Health Net Inc.	966,500	52,239
IMS Health, Inc.	1,689,594	51,769
DENTSPLY International Inc.	1,242,561	51,740
* Barr Pharmaceuticals Inc.	897,715	51,089
* Henry Schein, Inc.	763,267	46,437
* Varian Medical Systems, Inc.	1,097,538	45,976
* Vertex Pharmaceuticals, Inc.	1,127,818	43,319
* Covance, Inc.	547,256	42,631
* Cephalon, Inc.	570,086	41,650
Manor Care, Inc.	630,040	40,575
Beckman Coulter, Inc.	533,346	39,340
* Patterson Cos.	958,432	37,005
* Endo Pharmaceuticals Holdings, Inc.	1,151,800	35,717
* Millipore Corp.	464,736	35,227
Omnicare, Inc.	1,046,453	34,669
* Cerner Corp.	579,220	34,643
Mylan Inc.	2,140,922	34,169
* Invitrogen Corp.	402,607	32,905
* Charles River Laboratories, Inc.	579,484	32,538
Pharmaceutical Product Development, Inc.	915,630	32,450
Bausch & Lomb, Inc.	467,951	29,949
* Millennium Pharmaceuticals, Inc.	2,764,911	28,064
Hillenbrand Industries, Inc.	504,600	27,763
* Watson Pharmaceuticals, Inc.	838,685	27,173
* Lincare Holdings, Inc.	721,920	26,458
* Community Health Systems, Inc.	824,299	25,916
* Kinetic Concepts, Inc.	460,279	25,905
* Sepracor Inc.	916,462	25,203
* King Pharmaceuticals, Inc.	2,098,010	24,589
* ImClone Systems, Inc.	516,137	21,337
* Warner Chilcott Ltd.	863,090	15,337
Health Management Associates Class A	2,086,466	14,480
* Tenet Healthcare Corp.	4,073,024	13,685
^ Brookdale Senior Living Inc.	306,009	12,182
* Abraxis Bioscience, Inc.	274,793	6,274

		2,161,359

Industrials (13.1%)
Parker Hannifin Corp.	997,289	111,527
L-3 Communications Holdings, Inc.	1,077,558	110,062
Fluor Corp.	759,196	109,309
Cummins Inc.	852,933	109,082
Rockwell Collins, Inc.	1,440,760	105,233
* McDermott International, Inc.	1,916,097	103,623
ITT Industries, Inc.	1,486,388	100,970
Rockwell Automation, Inc.	1,290,329	89,691
Dover Corp.	1,759,943	89,669
Expeditors International of Washington, Inc.	1,835,043	86,798
Cooper Industries, Inc. Class A	1,605,752	82,038
* Foster Wheeler Ltd.	606,293	79,594
* Terex Corp.	887,669	79,020
* Jacobs Engineering Group Inc.	1,026,726	77,600
C.H. Robinson Worldwide Inc.	1,384,265	75,152
Goodrich Corp.	1,023,804	69,854
R.R. Donnelley & Sons Co.	1,895,041	69,283
* KBR Inc.	1,453,236	56,342
American Standard Cos., Inc.	1,566,336	55,793
W.W. Grainger, Inc.	611,576	55,770
Republic Services, Inc. Class A	1,666,585	54,514
The Dun & Bradstreet Corp.	511,459	50,435
Fastenal Co.	1,105,851	50,217
Roper Industries Inc.	760,155	49,790
Equifax, Inc.	1,266,748	48,288
Joy Global Inc.	935,158	47,562
Avery Dennison Corp.	825,719	47,083
Manpower Inc.	727,816	46,835
* UAL Corp.	995,245	46,309
*^ AMR Corp.	2,071,489	46,173
Cintas Corp.	1,229,375	45,610
SPX Corp.	490,169	45,370
Pall Corp.	1,059,068	41,198
Robert Half International, Inc.	1,359,853	40,605
* First Solar, Inc.	343,192	40,407
Ametek, Inc.	919,025	39,720
Oshkosh Truck Corp.	637,725	39,520
* Allied Waste Industries, Inc.	2,867,038	36,555
* Monster Worldwide Inc.	1,029,266	35,057
* Spirit Aerosystems Holdings Inc.	858,279	33,421
* Hertz Global Holdings Inc.	1,242,276	28,225
Pentair, Inc.	816,256	27,083
*^ SunPower Corp. Class A	317,096	26,262
* ChoicePoint Inc.	654,823	24,831
*^ USG Corp.	638,936	23,992
The Corporate Executive Board Co.	322,066	23,910
J.B. Hunt Transport Services, Inc.	850,981	22,381
* US Airways Group Inc.	708,468	18,597
* Owens Corning Inc.	675,755	16,928

		2,813,288

Information Technology (15.0%)
* NVIDIA Corp.	4,452,402	161,355
Seagate Technology	4,680,831	119,736
* MEMC Electronic Materials, Inc.	1,931,956	113,715
* SanDisk Corp.	1,964,894	108,266
* Autodesk, Inc.	1,980,280	98,955
* Cognizant Technology Solutions Corp.	1,237,763	98,736
KLA-Tencor Corp.	1,649,856	92,029
* Computer Sciences Corp.	1,491,366	83,367
* NCR Corp.	1,548,862	77,133
Altera Corp.	3,057,020	73,613
Fidelity National Information Services, Inc.	1,657,800	73,557
National Semiconductor Corp.	2,699,132	73,200
* Micron Technology, Inc.	6,511,993	72,283
* VeriSign, Inc.	2,091,193	70,557
* Fiserv, Inc.	1,375,689	69,968
Microchip Technology, Inc.	1,880,019	68,282
Xilinx, Inc.	2,564,767	67,043
Harris Corp.	1,156,202	66,817
* Avaya Inc.	3,873,202	65,690
* NAVTEQ Corp.	841,165	65,586
* Citrix Systems, Inc.	1,554,833	62,691
* LAM Research Corp.	1,162,965	61,940
Amphenol Corp.	1,540,419	61,247
* Flextronics International Ltd.	4,918,156	54,985
* BMC Software, Inc.	1,726,741	53,926
* Cadence Design Systems, Inc.	2,396,505	53,178
* Activision, Inc.	2,439,309	52,665
* Alliance Data Systems Corp.	677,622	52,475
* Avnet, Inc.	1,286,933	51,297
* Iron Mountain, Inc.	1,632,315	49,753
* LSI Corp.	6,611,453	49,057
* Western Digital Corp.	1,911,447	48,398
* McAfee Inc.	1,373,539	47,895
* CDW Corp.	545,371	47,556
* BEA Systems, Inc.	3,375,069	46,812
* Arrow Electronics, Inc.	1,069,049	45,456
* Ceridian Corp.	1,234,645	42,892
* salesforce.com, Inc.	795,640	40,832
* Affiliated Computer Services, Inc. Class A	797,004	40,041
Intersil Corp.	1,163,640	38,900
* Akamai Technologies, Inc.	1,349,007	38,757
* DST Systems, Inc.	444,066	38,105
Jabil Circuit, Inc.	1,596,285	36,459
* Tellabs, Inc.	3,580,755	34,089
* Lexmark International, Inc.	814,216	33,814
* Red Hat, Inc.	1,580,098	31,397
* Solectron Corp.	7,828,329	30,530
* CheckFree Corp.	643,638	29,955
* Novellus Systems, Inc.	1,087,967	29,658
* Hewitt Associates, Inc.	833,172	29,203
* JDS Uniphase Corp.	1,772,563	26,518
* Ingram Micro, Inc. Class A	1,319,495	25,875
Molex, Inc.	839,468	22,607
* Teradyne, Inc.	1,633,548	22,543
* Compuware Corp.	2,791,788	22,390
* Zebra Technologies Corp. Class A	594,792	21,704
* QLogic Corp.	1,321,967	17,780
Molex, Inc. Class A	411,242	10,429
Total System Services, Inc.	340,030	9,446
AVX Corp.	443,780	7,145

		3,240,288

Materials (5.8%)
United States Steel Corp.	1,018,632	107,914
Lyondell Chemical Co.	1,959,605	90,828
Allegheny Technologies Inc.	791,537	87,030
Vulcan Materials Co.	820,423	73,141
* The Mosaic Co.	1,327,153	71,029
* Owens-Illinois, Inc.	1,332,545	55,234
Sigma-Aldrich Corp.	1,130,632	55,107
Martin Marietta Materials, Inc.	366,975	49,010
Eastman Chemical Co.	724,383	48,338
Temple-Inland Inc.	911,099	47,951
Celanese Corp. Series A	1,221,522	47,615
MeadWestvaco Corp.	1,588,057	46,895
Ball Corp.	791,203	42,527
* Domtar Corp.	4,469,087	36,647
International Flavors & Fragrances, Inc.	691,681	36,562
Sealed Air Corp.	1,390,945	35,553
Huntsman Corp.	1,337,505	35,431
Steel Dynamics, Inc.	732,277	34,197
* Pactiv Corp.	1,122,647	32,175
* Crown Holdings, Inc.	1,407,865	32,043
Albemarle Corp.	701,260	30,996
Ashland, Inc.	486,466	29,290
^ Florida Rock Industries, Inc.	425,910	26,615
Bemis Co., Inc.	900,578	26,216
* Smurfit-Stone Container Corp.	2,195,797	25,647
Sonoco Products Co.	817,987	24,687
*^ Titanium Metals Corp.	697,376	23,404

		1,252,082

Telecommunication Services (2.7%)
* NII Holdings Inc.	1,408,529	115,711
* Crown Castle International Corp.	2,328,086	94,590
Embarq Corp.	1,300,643	72,316
* Level 3 Communications, Inc.	13,171,878	61,249
Windstream Corp.	4,108,805	58,016
Citizens Communications Co.	2,916,555	41,765
CenturyTel, Inc.	895,861	41,407
* Leap Wireless International, Inc.	469,060	38,167
Telephone & Data Systems, Inc.	531,344	35,467
Telephone & Data Systems, Inc. - Special Common Shares	363,100	22,512
* U.S. Cellular Corp.	140,355	13,783

		594,983

Utilities (5.6%)
* Mirant Corp.	2,203,070	89,621
* NRG Energy, Inc.	2,001,012	84,623
Questar Corp.	1,484,456	77,978
Xcel Energy, Inc.	3,520,612	75,834
* Reliant Energy, Inc.	2,941,277	75,297
* Allegheny Energy, Inc.	1,426,783	74,564
DTE Energy Co.	1,515,901	73,430
Equitable Resources, Inc.	994,704	51,595
Wisconsin Energy Corp.	1,007,001	45,345
NiSource, Inc.	2,359,661	45,164
Pepco Holdings, Inc.	1,662,413	45,018
ONEOK, Inc.	908,256	43,051
CenterPoint Energy Inc.	2,623,842	42,060
MDU Resources Group, Inc.	1,409,031	39,227
* Dynegy, Inc.	4,237,113	39,151
Northeast Utilities	1,330,753	38,020
Alliant Energy Corp.	979,365	37,529
SCANA Corp.	954,261	36,968
Energy East Corp.	1,360,706	36,807
Pinnacle West Capital Corp.	863,072	34,100
Integrys Energy Group, Inc.	651,673	33,385
NSTAR	919,663	32,013
TECO Energy, Inc.	1,804,866	29,654
DPL Inc.	975,917	25,628

		1,206,062

Total Common Stocks
(Cost $17,512,546)		21,599,421

Temporary Cash Investments (1.1%)

Money Market Fund (1.1%)
1 Vanguard Market Liquidity Fund, 5.153%	225,243,977	225,244

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal National Mortgage Assn.
3 5.204%, 10/3/07	2,000	1,999

Total Temporary Cash Investments
(Cost $227,243)		227,243

Total Investments (101.3%)
(Cost $17,739,789)		21,826,664

Other Assets and Liabilities—Net (-1.3%)		(280,582)

Net Assets (100%)		21,546,082

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $17,739,789,000. Net unrealized appreciation of investment securities for tax purposes was $4,086,875,000, consisting of unrealized gains of $4,942,278,000 on securities that had risen in value since their purchase and $855,403,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.3% and 1.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P MidCap 400 Index	18	8,040	239
E-mini S&P MidCap 400 Index	68	6,074	17

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Mid-Cap Value Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (14.9%)
Mattel, Inc.	139,919	3,283
Genuine Parts Co.	60,607	3,030
Newell Rubbermaid, Inc.	99,211	2,859
Eastman Kodak Co.	102,338	2,739
Sherwin-Williams Co.	39,879	2,621
VF Corp.	31,693	2,559
Whirlpool Corp.	28,074	2,501
H & R Block, Inc.	114,872	2,433
* Expedia, Inc.	67,544	2,153
Wyndham Worldwide Corp.	64,850	2,124
* IAC/InterActiveCorp	69,874	2,073
Darden Restaurants Inc.	47,779	2,000
Royal Caribbean Cruises, Ltd.	49,125	1,917
BorgWarner, Inc.	20,642	1,889
Autoliv, Inc.	28,318	1,692
Idearc Inc.	52,234	1,644
* Mohawk Industries, Inc.	19,392	1,577
Virgin Media Inc.	64,370	1,562
Washington Post Co. Class B	1,945	1,561
Hasbro, Inc.	53,859	1,502
The Stanley Works	26,695	1,498
D. R. Horton, Inc.	100,589	1,289
Liz Claiborne, Inc.	37,185	1,277
Leggett & Platt, Inc.	63,015	1,207
Brinker International, Inc.	40,370	1,108
Wendy's International, Inc.	31,039	1,084
Pulte Homes, Inc.	77,397	1,053
Lennar Corp. Class A	45,813	1,038
* AutoNation, Inc.	55,986	992
New York Times Co. Class A	48,492	958
* Toll Brothers, Inc.	46,763	935
Foot Locker, Inc.	55,232	847
Jones Apparel Group, Inc.	38,811	820
Tribune Co.	28,531	779
Brunswick Corp.	32,278	738
Family Dollar Stores, Inc.	25,664	682
KB Home	27,055	678
E.W. Scripps Co. Class A	15,849	666
Circuit City Stores, Inc.	60,803	481
^ The McClatchy Co. Class A	20,280	405
Centex Corp.	14,998	398
RadioShack Corp.	16,122	333
Boyd Gaming Corp.	7,169	307

		63,292

Consumer Staples (6.5%)
Bunge Ltd.	42,945	4,614
SuperValu Inc.	74,737	2,916
UST, Inc.	56,976	2,826
Molson Coors Brewing Co. Class B	23,036	2,296
Coca-Cola Enterprises, Inc.	94,095	2,279
* Constellation Brands, Inc. Class A	75,140	1,819
The Pepsi Bottling Group, Inc.	48,413	1,800
Tyson Foods, Inc.	96,594	1,724
The Clorox Co.	26,993	1,646
McCormick & Co., Inc.	41,727	1,501
* Smithfield Foods, Inc.	40,470	1,275
Hormel Foods Corp.	26,984	965
PepsiAmericas, Inc.	22,827	741
Brown-Forman Corp. Class B	6,601	494
Dean Foods Co.	16,279	416

		27,312

Energy (5.5%)
Noble Energy, Inc.	60,779	4,257
El Paso Corp.	249,089	4,227
Murphy Oil Corp.	41,324	2,888
Tesoro Corp.	48,531	2,233
* Newfield Exploration Co.	46,239	2,227
Pioneer Natural Resources Co.	43,912	1,975
* Nabors Industries, Inc.	50,048	1,540
Patterson-UTI Energy, Inc.	55,748	1,258
Cimarex Energy Co.	29,683	1,106
Pogo Producing Co.	20,808	1,105
Rowan Cos., Inc.	13,884	508

		23,324

Financials (34.1%)
Ameriprise Financial, Inc.	83,682	5,281
Archstone-Smith Trust REIT	79,238	4,765
Host Hotels & Resorts Inc. REIT	185,704	4,167
Kimco Realty Corp. REIT	80,682	3,648
Avalonbay Communities, Inc. REIT	28,332	3,345
Unum Group	121,942	2,984
Boston Properties, Inc. REIT	27,516	2,859
MBIA, Inc.	46,529	2,841
Hudson City Bancorp, Inc.	183,977	2,830
Plum Creek Timber Co. Inc. REIT	62,877	2,814
Leucadia National Corp.	57,783	2,786
CIT Group Inc.	68,222	2,743
Zions Bancorp	38,454	2,641
American Capital Strategies, Ltd.	61,303	2,619
Synovus Financial Corp.	93,050	2,610
Commerce Bancorp, Inc.	64,672	2,508
Developers Diversified Realty Corp. REIT	44,447	2,483
Everest Re Group, Ltd.	22,475	2,478
SL Green Realty Corp. REIT	21,135	2,468
HCP Inc.	73,286	2,431
Cincinnati Financial Corp.	54,964	2,380
Sovereign Bancorp, Inc.	136,033	2,318
Safeco Corp.	37,772	2,312
Ambac Financial Group, Inc.	36,258	2,281
The Macerich Co. REIT	25,498	2,233
AMB Property Corp. REIT	35,440	2,120
Torchmark Corp.	33,973	2,117
Huntington Bancshares Inc.	123,324	2,094
Willis Group Holdings Ltd.	50,481	2,067
Ventas, Inc. REIT	47,311	1,959
Assurant, Inc.	36,590	1,958
Axis Capital Holdings Ltd.	49,222	1,915
New York Community Bancorp, Inc.	100,347	1,912
Regency Centers Corp. REIT	24,715	1,897
Janus Capital Group Inc.	65,955	1,865
People's United Financial Inc.	107,013	1,849
Federal Realty Investment Trust REIT	20,047	1,776
W.R. Berkley Corp.	58,695	1,739
Duke Realty Corp. REIT	51,205	1,731
* Markel Corp.	3,365	1,629
White Mountains Insurance Group Inc.	3,084	1,603
RenaissanceRe Holdings Ltd.	24,421	1,597
PartnerRe Ltd.	20,209	1,596
^ Allied Capital Corp.	54,170	1,592
Apartment Investment & Management Co. Class A REIT	34,561	1,560
iStar Financial Inc. REIT	45,593	1,550
Old Republic International Corp.	78,199	1,465
* Arch Capital Group Ltd.	19,648	1,462
Hospitality Properties Trust REIT	33,398	1,358
Liberty Property Trust REIT	32,713	1,315
Fidelity National Financial, Inc. Class A	74,905	1,309
Camden Property Trust REIT	20,214	1,299
Associated Banc-Corp.	43,098	1,277
First Horizon National Corp.	44,733	1,193
UDR, Inc. REIT	48,334	1,175
Colonial BancGroup, Inc.	53,943	1,166
Popular, Inc.	94,539	1,161
Weingarten Realty Investors REIT	27,673	1,147
HCC Insurance Holdings, Inc.	39,870	1,142
Erie Indemnity Co. Class A	18,359	1,122
TCF Financial Corp.	41,404	1,084
First American Corp.	29,266	1,072
City National Corp.	14,777	1,027
The PMI Group Inc.	30,909	1,011
Protective Life Corp.	23,681	1,005
Nationwide Financial Services, Inc.	18,096	974
Commerce Bancshares, Inc.	21,046	966
MGIC Investment Corp.	29,550	955
CapitalSource Inc. REIT	43,771	886
Astoria Financial Corp.	31,197	828
Unitrin, Inc.	16,548	821
* AmeriCredit Corp.	42,024	739
American Financial Group, Inc.	25,518	727
* E*TRADE Financial Corp.	53,149	694
Radian Group, Inc.	28,676	668
Transatlantic Holdings, Inc.	9,419	662
Federated Investors, Inc.	16,486	654
Mercury General Corp.	9,815	529
BOK Financial Corp.	8,424	433
Forest City Enterprise Class A	7,779	429
Student Loan Corp.	1,450	261

		144,967

Health Care (4.6%)
* Barr Pharmaceuticals Inc.	37,089	2,111
AmerisourceBergen Corp.	33,987	1,541
Omnicare, Inc.	43,234	1,432
Mylan Inc.	88,455	1,412
* Invitrogen Corp.	16,631	1,359
* Charles River Laboratories, Inc.	23,954	1,345
Bausch & Lomb, Inc.	19,334	1,237
Quest Diagnostics, Inc.	20,410	1,179
Hillenbrand Industries, Inc.	20,870	1,148
Applera Corp.-Applied Biosystems Group	32,896	1,140
* Watson Pharmaceuticals, Inc.	34,650	1,123
* Community Health Systems, Inc.	34,055	1,071
Beckman Coulter, Inc.	14,344	1,058
* King Pharmaceuticals, Inc.	86,678	1,016
* Hospira, Inc.	19,536	810
Health Management Associates Class A	86,589	601

		19,583

Industrials (9.6%)
Parker Hannifin Corp.	41,202	4,608
Rockwell Automation, Inc.	53,311	3,706
Dover Corp.	72,715	3,705
Cooper Industries, Inc. Class A	66,342	3,390
Goodrich Corp.	42,298	2,886
R.R. Donnelley & Sons Co.	78,294	2,863
W.W. Grainger, Inc.	25,266	2,304
Avery Dennison Corp.	34,112	1,945
Manpower Inc.	30,070	1,935
* UAL Corp.	41,117	1,913
Cintas Corp.	50,793	1,884
SPX Corp.	20,249	1,874
Oshkosh Truck Corp.	26,345	1,633
* Allied Waste Industries, Inc.	118,451	1,510
Republic Services, Inc. Class A	34,481	1,128
Pentair, Inc.	33,723	1,119
Pall Corp.	21,880	851
* US Airways Group Inc.	29,269	768
* Owens Corning Inc.	18,323	459

		40,481

Information Technology (7.5%)
Seagate Technology	193,396	4,947
* Computer Sciences Corp.	61,617	3,444
Microchip Technology, Inc.	77,673	2,821
* Flextronics International Ltd.	203,345	2,273
* LSI Corp.	273,159	2,027
* Western Digital Corp.	78,971	2,000
Fidelity National Information Services, Inc.	44,522	1,975
* Arrow Electronics, Inc.	44,167	1,878
Intersil Corp.	48,074	1,607
* Cadence Design Systems, Inc.	64,359	1,428
* Tellabs, Inc.	147,940	1,408
* Solectron Corp.	323,736	1,263
* Ingram Micro, Inc. Class A	54,515	1,069
Jabil Circuit, Inc.	33,063	755
* Avnet, Inc.	18,610	742
Molex, Inc. Class A	28,642	726
* Compuware Corp.	75,383	605
* Lexmark International, Inc.	11,897	494
AVX Corp.	18,539	298

		31,760

Materials (6.6%)
United States Steel Corp.	42,087	4,459
Lyondell Chemical Co.	80,962	3,753
Eastman Chemical Co.	29,927	1,997
Temple-Inland Inc.	37,642	1,981
Celanese Corp. Series A	50,467	1,967
Vulcan Materials Co.	22,034	1,964
MeadWestvaco Corp.	65,611	1,937
* Domtar Corp.	184,645	1,514
International Flavors & Fragrances, Inc.	28,575	1,510
Sigma-Aldrich Corp.	30,363	1,480
Ashland, Inc.	20,115	1,211
Bemis Co., Inc.	37,208	1,083
* Smurfit-Stone Container Corp.	90,719	1,060
Sonoco Products Co.	33,796	1,020
Huntsman Corp.	27,670	733
Steel Dynamics, Inc.	10,644	497

		28,166

Telecommunication Services (2.6%)
Embarq Corp.	53,737	2,988
Windstream Corp.	169,761	2,397
Citizens Communications Co.	120,500	1,726
CenturyTel, Inc.	37,013	1,711
Telephone & Data Systems, Inc.	18,454	1,232
Telephone & Data Systems, Inc. - Special Common Shares	18,500	1,147

		11,201

Utilities (7.8%)
Xcel Energy, Inc.	145,459	3,133
DTE Energy Co.	62,630	3,034
Wisconsin Energy Corp.	41,602	1,873
NiSource, Inc.	97,492	1,866
Pepco Holdings, Inc.	68,684	1,860
ONEOK, Inc.	37,524	1,779
CenterPoint Energy Inc.	108,407	1,738
MDU Resources Group, Inc.	58,215	1,621
Northeast Utilities	54,979	1,571
* Reliant Energy, Inc.	60,762	1,556
Alliant Energy Corp.	40,462	1,551
SCANA Corp.	39,426	1,527
Energy East Corp.	56,216	1,521
Pinnacle West Capital Corp.	35,658	1,409
Integrys Energy Group, Inc.	26,922	1,379
NSTAR	38,016	1,323
TECO Energy, Inc.	74,624	1,226
Equitable Resources, Inc.	20,564	1,067
DPL Inc.	40,320	1,059
* Dynegy, Inc.	114,006	1,053

		33,146

Total Common Stocks
(Cost $435,364)		423,232

Temporary Cash Investments (0.6%)

Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund, 5.153%	2,582,583	2,582

	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal National Mortgage Assn.
3 5.208%, 10/3/07	100	100

Total Temporary Cash Investments
(Cost $2,682)		2,682

Total Investments (100.3%)
(Cost $438,046)		425,914

Other Assets and Liabilities—Net (-0.3%)		(1,214)

Net Assets (100%)		424,700

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $438,046,000. Net unrealized depreciation of investment securities for tax purposes was $12,132,000, consisting of unrealized gains of $20,576,000 on securities that had risen in value since their purchase and $32,708,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P MidCap 400 Index	17	1,519	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Mid-Cap Growth Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks (100.5%)

Consumer Discretionary (16.4%)
Hilton Hotels Corp.	170,165	7,911
Nordstrom, Inc.	94,737	4,442
Wynn Resorts Ltd.	25,776	4,061
* Apollo Group, Inc. Class A	67,468	4,058
* Cablevision Systems NY Group Class A	105,660	3,692
* GameStop Corp. Class A	65,110	3,669
* Discovery Holding Co. Class A	123,322	3,558
Tiffany & Co.	62,642	3,279
Abercrombie & Fitch Co.	40,335	3,255
Tim Hortons, Inc.	87,031	3,033
* Office Depot, Inc.	126,292	2,604
* The Goodyear Tire & Rubber Co.	85,268	2,593
* AutoZone Inc.	21,908	2,544
Black & Decker Corp.	30,318	2,526
Harman International Industries, Inc.	28,445	2,461
American Eagle Outfitters, Inc.	91,128	2,398
* Interpublic Group of Cos., Inc.	215,493	2,237
*^ Sirius Satellite Radio, Inc.	638,391	2,228
Polo Ralph Lauren Corp.	27,887	2,168
* CarMax, Inc.	99,366	2,020
PetSmart, Inc.	62,492	1,993
* XM Satellite Radio Holdings, Inc.	140,671	1,993
* Penn National Gaming, Inc.	33,425	1,973
Station Casinos, Inc.	22,377	1,958
* R.H. Donnelley Corp.	32,632	1,828
* Dollar Tree Stores, Inc.	44,813	1,817
Lamar Advertising Co. Class A	36,108	1,768
* O'Reilly Automotive, Inc.	49,829	1,665
Advance Auto Parts, Inc.	48,927	1,642
Ross Stores, Inc.	63,853	1,637
Williams-Sonoma, Inc.	43,035	1,404
Gentex Corp.	62,310	1,336
WABCO Holdings Inc.	27,687	1,294
* Career Education Corp.	43,669	1,222
* Urban Outfitters, Inc.	53,262	1,161
* Chico's FAS, Inc.	80,889	1,137
Virgin Media Inc.	44,782	1,087
* NVR, Inc.	2,062	970
Centex Corp.	35,888	954
Family Dollar Stores, Inc.	32,974	876
E.W. Scripps Co. Class A	20,410	857
Weight Watchers International, Inc.	14,468	833
RadioShack Corp.	38,328	792
Boyd Gaming Corp.	16,964	727
* Getty Images, Inc.	24,724	688
* CTC Media, Inc.	17,299	380

		98,729

Consumer Staples (2.1%)
Whole Foods Market, Inc.	64,969	3,181
* Energizer Holdings, Inc.	24,645	2,732
The Clorox Co.	34,874	2,127
The Estee Lauder Cos. Inc. Class A	48,729	2,069
Brown-Forman Corp. Class B	15,837	1,186
Dean Foods Co.	38,836	993
* Bare Escentuals, Inc.	24,831	618

		12,906

Energy (11.0%)
Smith International, Inc.	92,134	6,578
Noble Corp.	123,188	6,042
* Cameron International Corp.	50,619	4,672
* Ultra Petroleum Corp.	69,837	4,333
Sunoco, Inc.	55,816	3,951
CONSOL Energy, Inc.	83,686	3,900
ENSCO International, Inc.	68,518	3,844
Diamond Offshore Drilling, Inc.	31,793	3,602
BJ Services Co.	134,811	3,579
* FMC Technologies Inc.	59,686	3,442
* Southwestern Energy Co.	78,057	3,267
* Grant Prideco, Inc.	58,573	3,193
* Pride International, Inc.	76,224	2,786
Range Resources Corp.	68,025	2,766
* Exterran Holdings, Inc.	28,284	2,272
Arch Coal, Inc.	65,545	2,212
Murphy Oil Corp.	28,749	2,009
* Nabors Industries, Inc.	64,660	1,990
Rowan Cos., Inc.	33,053	1,209
* CNX Gas Corp.	13,777	396

		66,043

Financials (6.2%)
T. Rowe Price Group Inc.	115,969	6,458
Nymex Holdings Inc.	40,202	5,233
* IntercontinentalExchange Inc.	25,867	3,929
* CB Richard Ellis Group, Inc.	94,579	2,633
Nuveen Investments, Inc. Class A	36,512	2,262
* TD Ameritrade Holding Corp.	123,452	2,249
Eaton Vance Corp.	55,043	2,200
Boston Properties, Inc. REIT	19,142	1,989
SEI Investments Co.	68,327	1,864
* E*TRADE Financial Corp.	127,519	1,665
* Nasdaq Stock Market Inc.	38,403	1,447
Brown & Brown, Inc.	54,849	1,443
^ The First Marblehead Corp.	30,140	1,143
^ The St. Joe Co.	32,468	1,091
Forest City Enterprise Class A	18,498	1,020
Federated Investors, Inc.	21,300	846

		37,472

Health Care (15.0%)
* Express Scripts Inc.	106,422	5,941
* Humana Inc.	77,226	5,397
* Coventry Health Care Inc.	71,847	4,470
* Laboratory Corp. of America Holdings	54,047	4,228
C.R. Bard, Inc.	47,566	4,195
* Intuitive Surgical, Inc.	17,221	3,961
* Waters Corp.	46,373	3,103
* DaVita, Inc.	48,395	3,058
* Amylin Pharmaceuticals, Inc.	60,458	3,023
Quest Diagnostics, Inc.	48,928	2,827
Dade Behring Holdings Inc.	36,658	2,799
* Health Net Inc.	51,589	2,788
IMS Health, Inc.	90,188	2,763
DENTSPLY International Inc.	66,323	2,762
* Henry Schein, Inc.	40,827	2,484
* Varian Medical Systems, Inc.	58,582	2,454
* Vertex Pharmaceuticals, Inc.	60,201	2,312
* Covance, Inc.	29,209	2,275
* Cephalon, Inc.	30,428	2,223
Manor Care, Inc.	33,628	2,166
AmerisourceBergen Corp.	43,909	1,990
* Patterson Cos.	51,156	1,975
* Hospira, Inc.	46,789	1,939
* Endo Pharmaceuticals Holdings, Inc.	61,481	1,907
* Millipore Corp.	24,807	1,880
* Cerner Corp.	30,914	1,849
Pharmaceutical Product Development, Inc.	48,874	1,732
* Millennium Pharmaceuticals, Inc.	147,583	1,498
Applera Corp.-Applied Biosystems Group	42,501	1,472
* Lincare Holdings, Inc.	38,532	1,412
* Kinetic Concepts, Inc.	24,564	1,382
* Sepracor Inc.	48,915	1,345
* ImClone Systems, Inc.	27,550	1,139
* Warner Chilcott Ltd.	46,065	819
Beckman Coulter, Inc.	9,963	735
* Tenet Healthcare Corp.	216,582	728
Brookdale Senior Living Inc.	16,330	650
* Abraxis Bioscience, Inc.	14,564	333

		90,014

Industrials (16.3%)
L-3 Communications Holdings, Inc.	57,515	5,875
Fluor Corp.	40,526	5,835
Cummins Inc.	45,526	5,822
Rockwell Collins, Inc.	76,908	5,617
* McDermott International, Inc.	102,281	5,531
ITT Industries, Inc.	79,340	5,390
Expeditors International of Washington, Inc.	97,954	4,633
* Foster Wheeler Ltd.	32,363	4,249
* Terex Corp.	47,383	4,218
* Jacobs Engineering Group Inc.	54,802	4,142
C.H. Robinson Worldwide Inc.	73,888	4,011
* KBR Inc.	77,569	3,007
American Standard Cos., Inc.	83,607	2,978
The Dun & Bradstreet Corp.	27,301	2,692
Fastenal Co.	59,029	2,681
Roper Industries Inc.	40,572	2,657
Equifax, Inc.	67,615	2,578
Joy Global Inc.	49,918	2,539
* AMR Corp.	110,571	2,465
Robert Half International, Inc.	72,586	2,167
* First Solar, Inc.	18,314	2,156
Ametek, Inc.	49,053	2,120
* Monster Worldwide Inc.	54,938	1,871
* Spirit Aerosystems Holdings Inc.	45,810	1,784
* Hertz Global Holdings Inc.	66,311	1,507
Republic Services, Inc. Class A	44,481	1,455
*^ SunPower Corp. Class A	16,923	1,402
* ChoicePoint Inc.	34,950	1,325
*^ USG Corp.	34,101	1,280
The Corporate Executive Board Co.	17,188	1,276
J.B. Hunt Transport Services, Inc.	45,421	1,195
Pall Corp.	28,267	1,100
* Owens Corning Inc.	12,542	314
Precision Castparts Corp.	669	99

		97,971

Information Technology (21.9%)
* NVIDIA Corp.	237,669	8,613
* MEMC Electronic Materials, Inc.	103,124	6,070
* SanDisk Corp.	104,882	5,779
* Autodesk, Inc.	105,702	5,282
* Cognizant Technology Solutions Corp.	66,067	5,270
KLA-Tencor Corp.	88,066	4,912
* NCR Corp.	82,678	4,117
Altera Corp.	163,180	3,929
National Semiconductor Corp.	144,078	3,907
* Micron Technology, Inc.	347,605	3,858
* VeriSign, Inc.	111,627	3,766
* Fiserv, Inc.	73,433	3,735
Xilinx, Inc.	136,902	3,579
Harris Corp.	61,713	3,566
* Avaya Inc.	206,747	3,506
* NAVTEQ Corp.	44,897	3,501
* Citrix Systems, Inc.	82,994	3,346
* LAM Research Corp.	62,077	3,306
Amphenol Corp.	82,227	3,269
* BMC Software, Inc.	92,171	2,879
* Activision, Inc.	130,205	2,811
* Alliance Data Systems Corp.	36,169	2,801
* Iron Mountain, Inc.	87,132	2,656
* McAfee Inc.	73,314	2,556
* CDW Corp.	29,109	2,538
* BEA Systems, Inc.	180,157	2,499
* Ceridian Corp.	65,903	2,290
* salesforce.com, inc.	42,467	2,179
* Affiliated Computer Services, Inc. Class A	42,543	2,137
* Akamai Technologies, Inc.	72,006	2,069
* DST Systems, Inc.	23,699	2,034
* Avnet, Inc.	44,651	1,780
* Red Hat, Inc.	84,344	1,676
* CheckFree Corp.	34,353	1,599
* Novellus Systems, Inc.	58,073	1,583
* Hewitt Associates, Inc.	44,471	1,559
* JDS Uniphase Corp.	94,615	1,415
Fidelity National Information Services, Inc.	30,973	1,374
* Teradyne, Inc.	87,194	1,203
* Lexmark International, Inc.	28,251	1,173
* Zebra Technologies Corp. Class A	31,747	1,158
* Cadence Design Systems, Inc.	44,774	994
Jabil Circuit, Inc.	42,604	973
* QLogic Corp.	70,563	949
Molex, Inc.	29,759	801
Total System Services, Inc.	18,146	504
* Compuware Corp.	51,816	416

		131,917

Materials (5.1%)
Allegheny Technologies Inc.	42,252	4,646
* The Mosaic Co.	70,839	3,791
* Owens-Illinois, Inc.	71,130	2,948
Martin Marietta Materials, Inc.	19,589	2,616
Ball Corp.	42,229	2,270
Sealed Air Corp.	74,247	1,898
* Pactiv Corp.	59,923	1,717
* Crown Holdings, Inc.	75,147	1,710
Albemarle Corp.	37,427	1,654
^ Florida Rock Industries, Inc.	22,733	1,421
Vulcan Materials Co.	15,329	1,367
* Titanium Metals Corp.	37,222	1,249
Steel Dynamics, Inc.	25,407	1,187
Sigma-Aldrich Corp.	21,124	1,030
Huntsman Corp.	35,698	946

		30,450

Telecommunication Services (2.9%)
* NII Holdings Inc.	75,186	6,177
* Crown Castle International Corp.	124,271	5,049
* Level 3 Communications, Inc.	703,109	3,269
* Leap Wireless International, Inc.	25,034	2,037
* U.S. Cellular Corp.	7,460	733

		17,265

Utilities (3.6%)
* Mirant Corp.	117,598	4,784
* NRG Energy, Inc.	106,813	4,517
Questar Corp.	79,238	4,162
* Allegheny Energy, Inc.	76,158	3,980
* Reliant Energy, Inc.	78,502	2,010
Equitable Resources, Inc.	26,549	1,377
* Dynegy, Inc.	79,164	732

		21,562

Total Common Stocks
(Cost $578,549)		604,329

Temporary Cash Investment (2.0%)
1 Vanguard Market Liquidity Fund, 5.153%
(Cost $11,708)	11,708,487	11,708

Total Investments (102.5%)

(Cost $590,257)		616,037

Other Assets and Liabilities-Net (-2.5%)		(14,885)

Net Assets (100%)		601,152

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At September 30, 2007, the cost of investment securities for tax purposes was $590,257,000. Net unrealized appreciation of investment securities for tax purposes was $25,780,000, consisting of unrealized gains of $44,752,000 on securities that had risen in value since their purchase and $18,972,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund Schedule of Investments September 30, 2007
	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (9.9%)
Time Warner, Inc.	439,435	8,068
McDonald's Corp.	139,271	7,586
The Walt Disney Co.	219,627	7,553
Home Depot, Inc.	196,494	6,374
Target Corp.	94,875	6,031
* Comcast Corp. Class A	229,325	5,545
Lowe's Cos., Inc.	175,682	4,923
News Corp., Class A	214,312	4,713
* Amazon.com, Inc.	35,883	3,342
* Comcast Corp. Special Class A	121,236	2,905
Johnson Controls, Inc.	23,073	2,725
* Viacom Inc. Class B	69,587	2,712
NIKE, Inc. Class B	43,028	2,524
Carnival Corp.	50,967	2,468
CBS Corp.	74,431	2,345
* Starbucks Corp.	86,289	2,261
Best Buy Co., Inc.	47,313	2,177
* DIRECTV Group, Inc.	85,249	2,070
Yum! Brands, Inc.	61,180	2,070
The McGraw-Hill Cos., Inc.	40,565	2,065
Clear Channel Communications, Inc.	54,818	2,052
* Coach, Inc.	43,105	2,038
* Kohl's Corp.	35,429	2,031
Hilton Hotels Corp.	43,270	2,012
General Motors Corp.	52,547	1,928
Harrah's Entertainment, Inc.	21,683	1,885
Omnicom Group Inc.	38,453	1,849
Staples, Inc.	83,168	1,787
* Liberty Media Corp.-Capital Series A	14,306	1,786
Marriott International, Inc. Class A	40,354	1,754
Macy's Inc.	53,455	1,728
International Game Technology	38,711	1,668
* Las Vegas Sands Corp.	12,421	1,657
Garmin Ltd.	13,827	1,651
J.C. Penney Co., Inc. (Holding Co.)	25,005	1,585
TJX Cos., Inc.	52,728	1,533
* Ford Motor Co.	179,409	1,523
Starwood Hotels & Resorts Worldwide, Inc.	24,969	1,517
Fortune Brands, Inc.	17,740	1,446
* Liberty Media Corp.-Interactive Series A	72,106	1,385
Harley-Davidson, Inc.	29,961	1,384
* MGM Mirage, Inc.	14,868	1,330
* Sears Holdings Corp.	9,879	1,257
The Gap, Inc.	66,261	1,222
News Corp., Class B	51,392	1,202
Gannett Co., Inc.	27,267	1,192
* EchoStar Communications Corp. Class A	24,149	1,130
Nordstrom, Inc.	24,003	1,126
* Bed Bath & Beyond, Inc.	32,470	1,108
Mattel, Inc.	45,686	1,072
Wynn Resorts Ltd.	6,608	1,041
* Apollo Group, Inc. Class A	17,093	1,028
Genuine Parts Co.	19,845	992
Limited Brands, Inc.	41,832	958
Newell Rubbermaid, Inc.	32,348	932
* Cablevision Systems NY Group Class A	26,666	932
* GameStop Corp. Class A	16,357	922
* Discovery Holding Co. Class A	31,238	901
Eastman Kodak Co.	33,436	895
Sherwin-Williams Co.	13,194	867
* Liberty Global, Inc. Class A	20,998	861
* Liberty Global, Inc. Series C	21,593	835
VF Corp.	10,318	833
Tiffany & Co.	15,861	830
Abercrombie & Fitch Co.	10,213	824
Whirlpool Corp.	9,230	822
H & R Block, Inc.	37,532	795
Virgin Media Inc.	32,384	786
Tim Hortons, Inc.	21,846	761
Wyndham Worldwide Corp.	22,633	741
* Expedia, Inc.	21,871	697
* IAC/InterActiveCorp	23,009	683
* AutoZone Inc.	5,699	662
Darden Restaurants Inc.	15,784	661
* The Goodyear Tire & Rubber Co.	21,617	657
* Office Depot, Inc.	31,632	652
Black & Decker Corp.	7,594	633
Royal Caribbean Cruises, Ltd.	16,108	629
Harman International Industries, Inc.	7,222	625
BorgWarner, Inc.	6,723	615
American Eagle Outfitters, Inc.	22,979	605
* Sirius Satellite Radio, Inc.	161,590	564
* Interpublic Group of Cos., Inc.	54,128	562
Autoliv, Inc.	9,292	555
Polo Ralph Lauren Corp.	7,023	546
Idearc Inc.	17,150	540
* Mohawk Industries, Inc.	6,431	523
Washington Post Co. Class B	639	513
* CarMax, Inc.	24,844	505
PetSmart, Inc.	15,830	505
* XM Satellite Radio Holdings, Inc.	35,346	501
* Penn National Gaming, Inc.	8,365	494
Hasbro, Inc.	17,663	492
The Stanley Works	8,765	492
Station Casinos, Inc.	5,585	489
* Dollar Tree Stores, Inc.	11,791	478
* R.H. Donnelley Corp.	8,164	457
Lamar Advertising Co. Class A	9,320	456
Family Dollar Stores, Inc.	16,476	438
E.W. Scripps Co. Class A	10,185	428
Liz Claiborne, Inc.	12,173	418
D. R. Horton, Inc.	32,402	415
* O'Reilly Automotive, Inc.	12,394	414
Ross Stores, Inc.	15,999	410
Advance Auto Parts, Inc.	12,135	407
Leggett & Platt, Inc.	20,310	389
Brinker International, Inc.	14,032	385
Wendy's International, Inc.	10,952	382
Centex Corp.	13,746	365
Williams-Sonoma, Inc.	10,985	358
Pulte Homes, Inc.	24,946	340
Gentex Corp.	15,577	334
Lennar Corp. Class A	14,660	332
* AutoNation, Inc.	18,386	326
WABCO Holdings Inc.	6,959	325
New York Times Co. Class A	15,588	308
RadioShack Corp.	14,889	308
* Career Education Corp.	10,887	305
* Toll Brothers, Inc.	15,087	302
* Urban Outfitters, Inc.	13,274	289
* Chico's FAS, Inc.	20,111	283
Boyd Gaming Corp.	6,488	278
Foot Locker, Inc.	17,859	274
Jones Apparel Group, Inc.	12,447	263
Tribune Co.	9,190	251
* NVR, Inc.	526	247
Weight Watchers International, Inc.	4,160	239
Brunswick Corp.	10,446	239
KB Home	8,730	219
* Getty Images, Inc.	6,251	174
Circuit City Stores, Inc.	20,142	159
The McClatchy Co. Class A	6,468	129
* CTC Media, Inc.	4,418	97

		171,472

Consumer Staples (9.0%)
The Procter & Gamble Co.	367,321	25,837
Altria Group, Inc.	245,431	17,065
The Coca-Cola Co.	242,540	13,939
PepsiCo, Inc.	190,034	13,922
Wal-Mart Stores, Inc.	288,531	12,594
CVS/Caremark Corp.	182,537	7,234
Kraft Foods Inc.	187,207	6,461
Walgreen Co.	116,426	5,500
Anheuser-Busch Cos., Inc.	88,693	4,434
Colgate-Palmolive Co.	59,694	4,257
Kimberly-Clark Corp.	53,227	3,740
Costco Wholesale Corp.	51,985	3,190
Sysco Corp.	72,130	2,567
General Mills, Inc.	40,480	2,348
Archer-Daniels-Midland Co.	68,550	2,268
The Kroger Co.	78,704	2,245
Avon Products, Inc.	51,252	1,923
Kellogg Co.	32,412	1,815
H.J. Heinz Co.	37,740	1,744
Safeway, Inc.	51,235	1,696
ConAgra Foods, Inc.	57,752	1,509
Bunge Ltd.	14,038	1,508
Sara Lee Corp.	85,173	1,422
Wm. Wrigley Jr. Co.	20,751	1,333
Reynolds American Inc.	20,550	1,307
The Clorox Co.	17,636	1,076
Carolina Group	12,672	1,042
Campbell Soup Co.	27,174	1,005
SuperValu Inc.	24,413	952
UST, Inc.	18,755	930
The Hershey Co.	18,494	858
Whole Foods Market, Inc.	16,494	808
Molson Coors Brewing Co. Class B	7,576	755
Coca-Cola Enterprises, Inc.	30,726	744
* Energizer Holdings, Inc.	6,184	685
* Constellation Brands, Inc. Class A	24,606	596
The Pepsi Bottling Group, Inc.	15,899	591
The Estee Lauder Cos. Inc. Class A	13,513	574
Tyson Foods, Inc.	31,393	560
McCormick & Co., Inc.	13,421	483
Brown-Forman Corp. Class B	6,129	459
* Smithfield Foods, Inc.	13,036	411
Dean Foods Co.	15,291	391
Hormel Foods Corp.	8,678	310
PepsiAmericas, Inc.	7,470	242
* Bare Escentuals, Inc.	6,270	156
Wm. Wrigley Jr. Co. Class B	1,719	109

		155,595

Energy (11.5%)
ExxonMobil Corp.	657,122	60,823
Chevron Corp.	250,737	23,464
ConocoPhillips Co.	181,181	15,902
Schlumberger Ltd.	137,496	14,437
Occidental Petroleum Corp.	97,285	6,234
Marathon Oil Corp.	80,113	4,568
Valero Energy Corp.	64,061	4,304
Devon Energy Corp.	49,366	4,107
Halliburton Co.	106,642	4,095
* Transocean Inc.	33,538	3,791
Apache Corp.	38,725	3,488
Baker Hughes, Inc.	37,398	3,380
* National Oilwell Varco Inc.	20,817	3,008
Anadarko Petroleum Corp.	54,188	2,913
XTO Energy, Inc.	43,053	2,662
* Weatherford International Ltd.	39,356	2,644
Williams Cos., Inc.	69,856	2,379
Hess Corp.	33,160	2,206
EOG Resources, Inc.	28,580	2,067
GlobalSantaFe Corp.	26,773	2,035
Spectra Energy Corp.	73,340	1,795
Chesapeake Energy Corp.	50,775	1,790
Smith International, Inc.	23,321	1,665
Noble Corp.	31,326	1,537
Peabody Energy Corp.	30,805	1,475
Murphy Oil Corp.	20,740	1,450
Noble Energy, Inc.	19,856	1,391
El Paso Corp.	81,721	1,387
* Cameron International Corp.	12,802	1,181
* Ultra Petroleum Corp.	17,731	1,100
* Nabors Industries, Inc.	34,217	1,053
Sunoco, Inc.	14,116	999
CONSOL Energy, Inc.	21,293	992
ENSCO International, Inc.	17,292	970
Diamond Offshore Drilling, Inc.	8,041	911
* FMC Technologies Inc.	15,752	908
BJ Services Co.	34,098	905
* Southwestern Energy Co.	19,716	825
* Grant Prideco, Inc.	14,962	816
Tesoro Corp.	15,936	733
* Newfield Exploration Co.	15,124	728
* Pride International, Inc.	19,306	706
Range Resources Corp.	17,256	702
Pioneer Natural Resources Co.	14,459	650
* Exterran Holdings, Inc.	7,218	580
Arch Coal, Inc.	16,735	565
Rowan Cos., Inc.	12,668	463
Patterson-UTI Energy, Inc.	17,924	405
Pogo Producing Co.	6,698	356
Cimarex Energy Co.	9,549	356
* CNX Gas Corp.	3,457	99

		198,000

Financials (19.6%)
Citigroup, Inc.	577,077	26,932
Bank of America Corp.	517,726	26,026
JPMorgan Chase & Co.	398,475	18,258
American International Group, Inc.	257,237	17,402
Wells Fargo & Co.	371,511	13,233
Wachovia Corp.	223,228	11,195
The Goldman Sachs Group, Inc.	42,891	9,296
American Express Co.	124,728	7,405
Morgan Stanley	110,741	6,977
Fannie Mae	113,745	6,917
Merrill Lynch & Co., Inc.	96,562	6,883
U.S. Bancorp	202,843	6,598
MetLife, Inc.	86,566	6,036
Bank of New York Mellon Corp.	132,025	5,828
Prudential Financial, Inc.	54,066	5,276
Freddie Mac	77,262	4,559
* Berkshire Hathaway Inc. Class B	1,118	4,418
The Travelers Cos., Inc.	77,406	3,897
The Allstate Corp.	67,323	3,850
Washington Mutual, Inc.	103,022	3,638
The Hartford Financial Services Group Inc.	36,919	3,417
CME Group, Inc.	5,743	3,373
Lehman Brothers Holdings, Inc.	52,835	3,262
AFLAC Inc.	57,136	3,259
Capital One Financial Corp.	48,576	3,227
State Street Corp.	46,407	3,163
SunTrust Banks, Inc.	39,572	2,994
PNC Financial Services Group	40,277	2,743
Simon Property Group, Inc. REIT	25,985	2,599
Franklin Resources Corp.	20,347	2,594
BB&T Corp.	63,302	2,557
The Chubb Corp.	47,126	2,528
Charles Schwab Corp.	114,153	2,466
Loews Corp.	50,186	2,426
Regions Financial Corp.	82,299	2,426
SLM Corp.	48,073	2,388
ACE Ltd.	38,395	2,326
Lincoln National Corp.	31,772	2,096
ProLogis REIT	29,866	1,982
The Principal Financial Group, Inc.	31,135	1,964
Fifth Third Bancorp	57,826	1,959
National City Corp.	69,920	1,754
Vornado Realty Trust REIT	15,886	1,737
Ameriprise Financial, Inc.	27,410	1,730
Marsh & McLennan Cos., Inc.	64,639	1,648
XL Capital Ltd. Class A	20,703	1,640
T. Rowe Price Group Inc.	29,350	1,635
Bear Stearns Co., Inc.	13,197	1,621
Genworth Financial Inc.	51,723	1,589
Progressive Corp. of Ohio	81,675	1,585
Archstone-Smith Trust REIT	25,930	1,559
Northern Trust Corp.	22,902	1,518
KeyCorp	45,619	1,475
Boston Properties, Inc. REIT	13,790	1,433
Equity Residential REIT	33,819	1,433
Aon Corp.	31,823	1,426
Host Hotels & Resorts Inc. REIT	61,700	1,385
General Growth Properties Inc. REIT	25,671	1,376
Moody's Corp.	27,190	1,370
Nymex Holdings Inc.	10,168	1,324
Countrywide Financial Corp.	68,800	1,308
Legg Mason Inc.	15,304	1,290
NYSE Euronext	15,271	1,209
Marshall & Ilsley Corp.	27,213	1,191
Kimco Realty Corp. REIT	26,332	1,190
Public Storage, Inc. REIT	14,896	1,172
* Discover Financial Services	55,586	1,156
Avalonbay Communities, Inc. REIT	9,285	1,096
* IntercontinentalExchange Inc.	6,540	993
Unum Group	39,868	976
MBIA, Inc.	15,423	942
Hudson City Bancorp, Inc.	60,545	931
Comerica, Inc.	18,096	928
Leucadia National Corp.	19,022	917
CIT Group Inc.	22,741	914
Plum Creek Timber Co. Inc. REIT	20,398	913
Zions Bancorp	12,549	862
American Capital Strategies, Ltd.	20,136	860
Synovus Financial Corp.	30,358	852
Everest Re Group, Ltd.	7,500	827
Commerce Bancorp, Inc.	21,088	818
Developers Diversified Realty Corp. REIT	14,479	809
SL Green Realty Corp. REIT	6,922	808
HCP Inc.	23,794	789
M & T Bank Corp.	7,605	787
Cincinnati Financial Corp.	17,863	774
Ambac Financial Group, Inc.	12,132	763
Safeco Corp.	12,394	759
Sovereign Bancorp, Inc.	44,415	757
A.G. Edwards, Inc.	8,884	744
Willis Group Holdings Ltd.	17,932	734
The Macerich Co. REIT	8,307	728
Torchmark Corp.	11,226	700
AMB Property Corp. REIT	11,655	697
Huntington Bancshares Inc.	39,951	678
* CB Richard Ellis Group, Inc.	23,926	666
Assurant, Inc.	12,069	646
* E*TRADE Financial Corp.	49,212	643
Ventas, Inc. REIT	15,443	639
Axis Capital Holdings Ltd.	16,129	628
Regency Centers Corp. REIT	8,146	625
New York Community Bancorp, Inc.	32,789	625
Janus Capital Group Inc.	21,773	616
People's United Financial Inc.	34,976	604
Federal Realty Investment Trust REIT	6,544	580
Nuveen Investments, Inc. Class A	9,273	574
Duke Realty Corp. REIT	16,801	568
* TD Ameritrade Holding Corp.	30,894	563
W.R. Berkley Corp.	18,983	562
Eaton Vance Corp.	13,764	550
* Markel Corp.	1,110	537
White Mountains Insurance Group Inc.	1,017	529
RenaissanceRe Holdings Ltd.	8,045	526
^ Allied Capital Corp.	17,800	523
PartnerRe Ltd.	6,586	520
iStar Financial Inc. REIT	14,947	508
Apartment Investment & Management Co. Class A REIT	11,133	502
* Arch Capital Group Ltd.	6,369	474
Old Republic International Corp.	25,114	471
SEI Investments Co.	17,045	465
Hospitality Properties Trust REIT	10,983	446
Federated Investors, Inc.	10,900	433
Liberty Property Trust REIT	10,702	430
Fidelity National Financial, Inc. Class A	24,518	429
Camden Property Trust REIT	6,496	417
Associated Banc-Corp.	13,959	414
Forest City Enterprise Class A	7,118	393
First Horizon National Corp.	14,684	391
UDR, Inc. REIT	15,910	387
Weingarten Realty Investors REIT	9,125	378
Colonial BancGroup, Inc.	17,371	376
UnionBanCal Corp.	6,398	374
Popular, Inc.	30,397	373
Erie Indemnity Co. Class A	6,042	369
HCC Insurance Holdings, Inc.	12,733	365
* Nasdaq Stock Market Inc.	9,604	362
Brown & Brown, Inc.	13,641	359
TCF Financial Corp.	13,432	352
First American Corp.	9,476	347
City National Corp.	4,890	340
Nationwide Financial Services, Inc.	6,231	335
The PMI Group Inc.	9,994	327
Protective Life Corp.	7,667	325
Commerce Bancshares, Inc.	6,842	314
MGIC Investment Corp.	9,584	310
CapitalSource Inc. REIT	14,319	290
The First Marblehead Corp.	7,636	290
The St. Joe Co.	8,183	275
Unitrin, Inc.	5,446	270
Astoria Financial Corp.	10,178	270
* AmeriCredit Corp.	13,445	236
American Financial Group, Inc.	8,258	235
Transatlantic Holdings, Inc.	3,107	219
Radian Group, Inc.	9,139	213
Greater Bay Bancorp	7,100	196
Mercury General Corp.	3,214	173
BOK Financial Corp.	2,773	143
Student Loan Corp.	545	98

		337,881

Health Care (11.7%)
Johnson & Johnson	337,896	22,200
Pfizer Inc.	818,655	20,000
Merck & Co., Inc.	252,803	13,067
Abbott Laboratories	179,699	9,635
* Amgen, Inc.	135,288	7,653
UnitedHealth Group Inc.	156,363	7,573
Medtronic, Inc.	134,101	7,565
Wyeth	156,964	6,993
Eli Lilly & Co.	119,114	6,781
Bristol-Myers Squibb Co.	229,568	6,616
* WellPoint Inc.	71,664	5,656
Schering-Plough Corp.	173,745	5,496
* Gilead Sciences, Inc.	108,941	4,452
* Genentech, Inc.	55,368	4,320
Baxter International, Inc.	76,078	4,282
Aetna Inc.	59,838	3,247
* Celgene Corp.	44,319	3,160
* Medco Health Solutions, Inc.	33,015	2,984
* Thermo Fisher Scientific, Inc.	49,239	2,842
Cardinal Health, Inc.	44,880	2,806
* Covidien Ltd.	57,699	2,395
Becton, Dickinson & Co.	28,611	2,347
Allergan, Inc.	35,910	2,315
Stryker Corp.	33,493	2,303
* Zimmer Holdings, Inc.	27,629	2,238
* Biogen Idec Inc.	33,312	2,210
* Boston Scientific Corp.	155,727	2,172
McKesson Corp.	34,636	2,036
* Genzyme Corp.	30,807	1,909
CIGNA Corp.	35,707	1,903
* St. Jude Medical, Inc.	40,395	1,780
* Express Scripts Inc.	26,928	1,503
* Forest Laboratories, Inc.	37,126	1,384
* Humana Inc.	19,518	1,364
* Coventry Health Care Inc.	18,301	1,139
* Laboratory Corp. of America Holdings	14,413	1,128
Quest Diagnostics, Inc.	18,958	1,095
C.R. Bard, Inc.	12,021	1,060
AmerisourceBergen Corp.	22,182	1,005
* Intuitive Surgical, Inc.	4,339	998
* Waters Corp.	11,686	782
* DaVita, Inc.	12,263	775
* Amylin Pharmaceuticals, Inc.	15,149	757
* Hospira, Inc.	18,189	754
Applera Corp.-Applied Biosystems Group	21,548	746
Dade Behring Holdings Inc.	9,585	732
* Health Net Inc.	13,358	722
DENTSPLY International Inc.	16,880	703
IMS Health, Inc.	22,774	698
* Barr Pharmaceuticals Inc.	12,080	687
* Henry Schein, Inc.	10,241	623
* Varian Medical Systems, Inc.	14,726	617
* Vertex Pharmaceuticals, Inc.	15,214	584
* Covance, Inc.	7,414	578
* Cephalon, Inc.	7,685	561
Manor Care, Inc.	8,577	552
Beckman Coulter, Inc.	7,114	525
* Patterson Cos.	12,779	493
* Millipore Corp.	6,346	481
* Endo Pharmaceuticals Holdings, Inc.	15,327	475
Omnicare, Inc.	13,962	463
Mylan Inc.	28,930	462
* Cerner Corp.	7,691	460
* Invitrogen Corp.	5,586	457
Pharmaceutical Product Development, Inc.	12,373	438
* Charles River Laboratories, Inc.	7,710	433
Bausch & Lomb, Inc.	6,229	399
* Lincare Holdings, Inc.	10,577	388
* Millennium Pharmaceuticals, Inc.	37,323	379
Hillenbrand Industries, Inc.	6,790	374
* Watson Pharmaceuticals, Inc.	11,183	362
* Community Health Systems, Inc.	11,170	351
* Sepracor Inc.	12,589	346
* Kinetic Concepts, Inc.	6,084	342
* King Pharmaceuticals, Inc.	27,824	326
* ImClone Systems, Inc.	6,876	284
* Warner Chilcott Ltd.	11,458	204
Health Management Associates Class A	27,805	193
* Tenet Healthcare Corp.	54,112	182
Brookdale Senior Living Inc.	4,051	161
* Abraxis Bioscience, Inc.	3,870	88

		201,549

Industrials (11.1%)
General Electric Co.	1,200,162	49,687
The Boeing Co.	87,313	9,167
United Technologies Corp.	110,251	8,873
3M Co.	79,897	7,477
United Parcel Service, Inc.	79,025	5,935
Caterpillar, Inc.	74,736	5,861
Honeywell International Inc.	86,404	5,138
Emerson Electric Co.	92,821	4,940
Lockheed Martin Corp.	41,570	4,510
Deere & Co.	26,408	3,919
FedEx Corp.	34,192	3,582
General Dynamics Corp.	40,142	3,391
Burlington Northern Santa Fe Corp.	41,581	3,375
Union Pacific Corp.	29,775	3,366
Raytheon Co.	51,779	3,305
Illinois Tool Works, Inc.	55,250	3,295
Northrop Grumman Corp.	38,129	2,974
Tyco International	57,699	2,558
Danaher Corp.	28,905	2,391
Norfolk Southern Corp.	45,719	2,373
Precision Castparts Corp.	15,966	2,363
PACCAR, Inc.	27,598	2,353
Waste Management, Inc.	61,098	2,306
CSX Corp.	51,018	2,180
Ingersoll-Rand Co.	35,070	1,910
Textron, Inc.	29,025	1,806
Eaton Corp.	17,127	1,696
Parker Hannifin Corp.	13,459	1,505
Fluor Corp.	10,311	1,485
L-3 Communications Holdings, Inc.	14,532	1,484
Cummins Inc.	11,558	1,478
Rockwell Collins, Inc.	19,562	1,429
* McDermott International, Inc.	25,816	1,396
ITT Industries, Inc.	20,159	1,369
Southwest Airlines Co.	90,904	1,345
Rockwell Automation, Inc.	18,039	1,254
Dover Corp.	23,746	1,210
Expeditors International of Washington, Inc.	24,748	1,171
Pitney Bowes, Inc.	25,666	1,166
Cooper Industries, Inc. Class A	21,840	1,116
* Foster Wheeler Ltd.	8,229	1,080
* Terex Corp.	11,970	1,066
Masco Corp.	45,789	1,061
* Jacobs Engineering Group Inc.	13,875	1,049
C.H. Robinson Worldwide Inc.	18,929	1,028
Goodrich Corp.	13,890	948
R.R. Donnelley & Sons Co.	25,570	935
* KBR Inc.	19,647	762
American Standard Cos., Inc.	21,173	754
W.W. Grainger, Inc.	8,246	752
Republic Services, Inc. Class A	22,592	739
The Dun & Bradstreet Corp.	7,043	695
Joy Global Inc.	13,625	693
Fastenal Co.	15,013	682
Roper Industries Inc.	10,188	667
Equifax, Inc.	17,200	656
Avery Dennison Corp.	11,284	643
Manpower Inc.	9,755	628
* UAL Corp.	13,410	624
* AMR Corp.	27,676	617
SPX Corp.	6,607	612
Cintas Corp.	16,468	611
Pall Corp.	14,323	557
* First Solar, Inc.	4,660	549
Robert Half International, Inc.	18,320	547
Ametek, Inc.	12,470	539
Oshkosh Truck Corp.	8,660	537
* Allied Waste Industries, Inc.	38,149	486
* Monster Worldwide Inc.	13,956	475
* Spirit Aerosystems Holdings Inc.	11,467	447
* Hertz Global Holdings Inc.	16,561	376
Pentair, Inc.	10,868	361
* SunPower Corp. Class A	4,223	350
* ChoicePoint Inc.	9,138	347
The Corporate Executive Board Co.	4,517	335
* USG Corp.	8,498	319
J.B. Hunt Transport Services, Inc.	11,659	307
* US Airways Group Inc.	9,484	249
* Owens Corning Inc.	8,982	225

		192,447

Information Technology (16.2%)
Microsoft Corp.	1,004,394	29,589
* Cisco Systems, Inc.	708,207	23,449
International Business Machines Corp.	173,219	20,405
Intel Corp.	677,755	17,527
* Apple Computer, Inc.	100,957	15,501
* Google Inc.	27,006	15,320
Hewlett-Packard Co.	305,521	15,212
* Oracle Corp.	479,792	10,387
QUALCOMM Inc.	194,464	8,218
* Dell Inc.	251,731	6,948
Texas Instruments, Inc.	167,330	6,123
* EMC Corp.	244,873	5,093
Motorola, Inc.	270,057	5,004
* eBay Inc.	127,724	4,984
Corning, Inc.	183,527	4,524
* Yahoo! Inc.	140,730	3,777
Applied Materials, Inc.	161,281	3,338
* Adobe Systems, Inc.	68,612	2,996
Automatic Data Processing, Inc.	64,582	2,966
Accenture Ltd.	69,267	2,788
* Sun Microsystems, Inc.	416,495	2,337
* Juniper Networks, Inc.	62,829	2,300
* NVIDIA Corp.	60,351	2,187
* Symantec Corp.	106,226	2,059
Tyco Electronics Ltd.	57,699	2,044
* Electronic Arts Inc.	36,425	2,039
* Broadcom Corp.	54,468	1,985
* Xerox Corp.	109,115	1,892
Western Union Co.	90,153	1,891
* Agilent Technologies, Inc.	46,879	1,729
Paychex, Inc.	39,890	1,635
Seagate Technology	63,136	1,615
* MEMC Electronic Materials, Inc.	26,124	1,538
* SanDisk Corp.	26,704	1,471
Analog Devices, Inc.	38,226	1,382
* Autodesk, Inc.	26,744	1,336
* Cognizant Technology Solutions Corp.	16,742	1,336
Electronic Data Systems Corp.	59,175	1,292
KLA-Tencor Corp.	22,873	1,276
CA, Inc.	49,094	1,263
MasterCard, Inc. Class A	7,887	1,167
* Network Appliance, Inc.	43,185	1,162
* Intuit, Inc.	37,540	1,137
* Computer Sciences Corp.	20,106	1,124
Maxim Integrated Products, Inc.	37,232	1,093
* NCR Corp.	20,942	1,043
Linear Technology Corp.	29,523	1,033
Fidelity National Information Services, Inc.	22,383	993
National Semiconductor Corp.	36,505	990
Altera Corp.	41,015	988
* Micron Technology, Inc.	87,730	974
* Fiserv, Inc.	18,887	961
* VeriSign, Inc.	28,207	952
* Marvell Technology Group Ltd.	57,659	944
Microchip Technology, Inc.	25,332	920
Xilinx, Inc.	34,809	910
Harris Corp.	15,631	903
* NAVTEQ Corp.	11,449	893
* Avaya Inc.	52,540	891
* LAM Research Corp.	16,200	863
* Citrix Systems, Inc.	21,101	851
* Advanced Micro Devices, Inc.	63,908	844
Amphenol Corp.	20,795	827
* Flextronics International Ltd.	66,336	742
* BMC Software, Inc.	23,315	728
* Cadence Design Systems, Inc.	32,508	721
* Activision, Inc.	32,947	711
* Alliance Data Systems Corp.	9,061	702
* Avnet, Inc.	17,375	693
* Iron Mountain, Inc.	22,094	673
* Western Digital Corp.	25,980	658
* LSI Corp.	88,376	656
* McAfee Inc.	18,650	650
* CDW Corp.	7,392	645
* BEA Systems, Inc.	45,688	634
* Arrow Electronics, Inc.	14,495	616
* Ceridian Corp.	16,668	579
* salesforce.com, Inc.	10,793	554
* Affiliated Computer Services, Inc. Class A	10,623	534
Intersil Corp.	15,827	529
* Akamai Technologies, Inc.	18,167	522
* DST Systems, Inc.	6,074	521
Jabil Circuit, Inc.	21,922	501
* Lexmark International, Inc.	11,288	469
* Tellabs, Inc.	47,552	453
* Red Hat, Inc.	20,914	416
* Solectron Corp.	105,935	413
* Novellus Systems, Inc.	14,752	402
* CheckFree Corp.	8,582	399
* Hewitt Associates, Inc.	11,147	391
* JDS Uniphase Corp.	23,600	353
* Ingram Micro, Inc. Class A	17,502	343
* Teradyne, Inc.	21,760	300
* Compuware Corp.	37,176	298
* Zebra Technologies Corp. Class A	8,089	295
* QLogic Corp.	18,173	244
Molex, Inc. Class A	9,273	235
Molex, Inc.	7,444	200
Total System Services, Inc.	4,570	127
AVX Corp.	5,949	96

		279,222

Materials (3.4%)
Monsanto Co.	63,525	5,447
E.I. du Pont de Nemours & Co.	107,806	5,343
Dow Chemical Co.	111,240	4,790
Freeport-McMoRan Copper & Gold, Inc. Class B	44,420	4,659
Alcoa Inc.	101,216	3,960
Praxair, Inc.	37,255	3,120
Air Products & Chemicals, Inc.	25,318	2,475
Newmont Mining Corp. (Holding Co.)	52,659	2,355
Nucor Corp.	35,045	2,084
Weyerhaeuser Co.	25,151	1,818
International Paper Co.	49,409	1,772
United States Steel Corp.	13,817	1,464
PPG Industries, Inc.	19,129	1,445
Lyondell Chemical Co.	26,585	1,232
Allegheny Technologies Inc.	10,700	1,176
Ecolab, Inc.	21,537	1,017
Vulcan Materials Co.	11,115	991
* The Mosaic Co.	18,070	967
Rohm & Haas Co.	16,276	906
* Owens-Illinois, Inc.	17,996	746
Sigma-Aldrich Corp.	15,173	740
Martin Marietta Materials, Inc.	5,243	700
Eastman Chemical Co.	9,834	656
Temple-Inland Inc.	12,365	651
Celanese Corp. Series A	16,497	643
MeadWestvaco Corp.	21,451	633
Ball Corp.	10,654	573
International Flavors & Fragrances, Inc.	9,311	492
Steel Dynamics, Inc.	10,471	489
* Domtar Corp.	59,455	488
Sealed Air Corp.	18,853	482
Huntsman Corp.	17,833	472
* Pactiv Corp.	15,269	438
* Crown Holdings, Inc.	18,657	425
Albemarle Corp.	9,569	423
Ashland, Inc.	6,481	390
Florida Rock Industries, Inc.	5,698	356
Bemis Co., Inc.	12,001	349
* Smurfit-Stone Container Corp.	29,129	340
Sonoco Products Co.	10,844	327
* Titanium Metals Corp.	9,238	310

		58,144

Telecommunication Services (3.8%)
AT&T Inc.	719,185	30,429
Verizon Communications Inc.	338,734	14,999
Sprint Nextel Corp.	328,253	6,237
Alltel Corp.	40,331	2,810
* American Tower Corp. Class A	48,678	2,119
* Qwest Communications International Inc.	183,420	1,680
* NII Holdings Inc.	19,112	1,570
* Crown Castle International Corp.	31,468	1,279
Embarq Corp.	17,538	975
* Level 3 Communications, Inc.	178,541	830
Windstream Corp.	55,432	783
CenturyTel, Inc.	12,501	578
Citizens Communications Co.	38,834	556
* Leap Wireless International, Inc.	6,250	509
Telephone & Data Systems, Inc.	5,989	400
Telephone & Data Systems, Inc. - Special Common Shares	5,964	370
* U.S. Cellular Corp.	1,912	188

		66,312

Utilities (3.6%)
Exelon Corp.	78,533	5,918
TXU Corp.	53,598	3,670
Southern Co.	87,766	3,184
Dominion Resources, Inc.	34,036	2,869
FPL Group, Inc.	45,134	2,748
Duke Energy Corp.	146,941	2,746
Public Service Enterprise Group, Inc.	29,650	2,609
Entergy Corp.	23,266	2,519
FirstEnergy Corp.	35,650	2,258
American Electric Power Co., Inc.	46,316	2,134
PPL Corp.	45,111	2,089
PG&E Corp.	41,742	1,995
Edison International	35,935	1,993
Constellation Energy Group, Inc.	21,106	1,811
Sempra Energy	29,145	1,694
* AES Corp.	77,446	1,552
Consolidated Edison Inc.	31,403	1,454
Progress Energy, Inc.	28,440	1,332
Ameren Corp.	24,007	1,260
* Mirant Corp.	29,718	1,209
* NRG Energy, Inc.	26,984	1,141
Questar Corp.	20,043	1,053
Xcel Energy, Inc.	47,457	1,022
* Reliant Energy, Inc.	39,878	1,021
* Allegheny Energy, Inc.	19,291	1,008
DTE Energy Co.	20,402	988
Equitable Resources, Inc.	13,298	690
Wisconsin Energy Corp.	13,718	618
NiSource, Inc.	31,948	611
Pepco Holdings, Inc.	22,500	609
ONEOK, Inc.	12,327	584
CenterPoint Energy Inc.	35,366	567
MDU Resources Group, Inc.	19,097	532
* Dynegy, Inc.	56,384	521
Northeast Utilities	18,063	516
Alliant Energy Corp.	13,299	510
Energy East Corp.	18,464	499
SCANA Corp.	12,730	493
Integrys Energy Group, Inc.	8,863	454
Pinnacle West Capital Corp.	11,489	454
NSTAR	12,287	428
TECO Energy, Inc.	23,993	394
DPL Inc.	13,029	342

		62,099

Total Common Stocks
(Cost $1,563,178)		1,722,721

Temporary Cash Investments (0.4%)

Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund, 5.153%	6,583,204	6,583

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
2 Federal Home Loan Mortgage Corp.
3 5.003%, 2/19/2008	200	196
2 Federal National Mortgage Assn.
3 5.208%, 10/24/2007	300	299

		495

Total Temporary Cash Investments
(Cost $7,078)		7,078

Total Investments (100.2%)
(Cost $1,570,256)		1,729,799

Other Assets and Liabilities-Net (-0.2%)		(3,656)

Net Assets (100%)		1,726,143

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3 Securities with a value of $495,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.
Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2007, the cost of investment securities for tax purposes was $1,570,256,000. Net unrealized appreciation of investment securities for tax purposes was $159,543,000 consisting of unrealized gains of $206,175,000 on securities that had risen in value since their purchase and $46,632,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	7	2,692	71
E-mini S&P 500 Index	15	1,153	(1)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 14, 2007

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 14, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.